Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica PrincipiumSM II Variable Annuity
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with your variable annuity prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.45%	1.45%
Base Benefit Designated Allocation Group B	1.10%	1.10%
Base Benefit Designated Allocation Group C	0.70%	0.70%
Death Benefit	0.40%	0.35%

GROWTH PERCENTAGE

5.50%*

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option**	Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	For policies with the Joint Life Option, the growth percentage will be 0.50% lower.
**	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica Income EliteSM II
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Income EliteSM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Max® as described in the Retirement Income Max® Rider Fees, Retirement Income Max® – Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The rider fee growth and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	N/A**
59-64	4.20%	N/A**
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	For the single life option, the withdrawal percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s 59th birthday. For the joint life option, the withdrawal percentage is determined by the annuitant’s age, or the annuitant’s spouse’s age if younger, at the time of the first withdrawal.
**	Rider is not available for this age band of this option.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Partners Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica Income EliteSM II	333-186036
Transamerica LandmarkSM NY Variable Annuity	33-83560	Transamerica LibertySM NY Variable Annuity	333-187916
Transamerica AxiomSM NY Variable Annuity	333-187920	Income EliteSM Variable Annuity	333-187921
Transamerica PrincipiumSM II Variable Annuity	333-187918	Transamerica Variable Annuity I-Share	333-186035

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Transamerica Variable Annuity O-Share
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica Advisor EliteSM II	Transamerica PrincipiumSM III

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees; Transamerica Income Edge – Summary; Transamerica Income Edge – Withdrawal Percentage; and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The premium and rebalance allocation requirements and/or rider fee and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The premium and rebalance allocation requirements will not change for the life of your policy. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	20%	80%	25%	100%
Flexible Investment Options	0%	60%	0%	75%

*	The stable account is excluded from rebalancing

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option**	Rider Years 1-5 Withdrawal Percentage - Joint Life Option**	Rider Years 6+ Withdrawal Percentage - Single Life Option**	Rider Years 6+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.50%	5.00%	4.50%
65-79	5.00%	4.50%	6.00%	5.50%
≥ 80	6.00%	5.50%	7.00%	6.50%

**	The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the rider fee, premium and rebalance allocation requirements and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033
Transamerica Variable Annuity O-Share	333-189436
Transamerica Variable Annuity I-Share	333-186035
Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034

TRANSAMERICA ADVISOR ELITESM II
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Advisor EliteSM II. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity VIP Value Strategies Portfolio - Initial Class
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Initial Class	Transamerica Janus Mid-Cap Growth VP – Initial Class
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class
Equity Index Portfolio	Equity Index Portfolio
International Portfolio	International Portfolio
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
REIT Index Portfolio	REIT Index Portfolio
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Wanger International	Wanger International
Wanger USA	Wanger USA
iii

iv

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted Partial withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	117
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	121
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Transamerica Income Edge rider	122
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

separate account value—The portion of the policy value that is invested in the separate account.
stable account—A fixed account option, only available if you elect the Transamerica Income Edge rider, to which you must allocate a portion of your premium payments and policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

INTRODUCTION
How to buy this variable annuity
√ Choose Between Qualified and Non-Qualified(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy(4) Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
Advisor Elite II	$1,000	$5,000	0 years	0.45%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. This variable annuity may not be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on you application or electronic order form.
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
(1)	Investment or other restrictions may apply.
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered)(1)	0%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%
Annual Step-Up Death Benefit	0.35%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.10%
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6):
Retirement Income Max® (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%

Maximum
Transamerica Income Edge (annual charge - % of Withdrawal Base)*	2.50
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.15%
Highest Gross	2.71%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered or annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 674
3 Years	$2,037
5 Years	$3,422
10 Years	$6,981

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered or annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 664
3 Years	$2,008
5 Years	$3,372
10 Years	$6,878
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Surrender Charge: This product does not have a surrender charge.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2 American Funds International Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3 Fidelity - VIP Contrafund® Portfolio - Initial Class Fidelity VIP Mid Cap Portfolio - Initial Class Fidelity VIP Value Strategies Portfolio - Initial Class Vanguard International Portfolio Vanguard Short-Term Investment-Grade Portfolio Vanguard Total Bond Market Index Portfolio Vanguard Equity Index Portfolio Vanguard Mid-Cap Index Portfolio Vanguard REIT Index Portfolio	0.20%
TA International Equity Index TA U.S. Equity Index	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue target. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any annual Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income Edge Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Advisor EliteSM II.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.

Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.

We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider requires you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
VANGUARD ® VARIABLE INSURANCE FUND	0.00%
WANGER ADVISORS TRUST	0.35%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 for Transamerica Life Insurance Company and $15,423,182.55 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.

Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before ) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;

•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.

TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.

Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes.

The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select–if you invest in certain investment options that satisfy the required allocations.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
		For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;

•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value . After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value . After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Transamerica Income Edge Rider
If you elect the Transamerica Income Edge Rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income Edge Rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income Edge Rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income Edge - Summary
You may elect to purchase the optional Transamerica Income Edge rider which, provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income Edge rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders.The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income Edge rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income Edge Rider are based on our claims-paying ability.
Under the Transamerica Income Edge rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income Edge rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income Edge rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.

•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the requied allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income Edge – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income Edge – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).

See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income Edge Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income Edge – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income Edge – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90

New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income Edge –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income Edge - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income Edge – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income Edge Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market.
Transamerica Income Edge - Joint Life Option
If you elect the Transamerica Income Edge rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.

Transamerica Income Edge Rider Fees
Transamerica Income Edge Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
In order to receive the rider fee: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income Edge Rider - Issue Requirements
We will not issue the Transamerica Income Edge rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law) and
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income Edge Rider - Termination
The Transamerica Income Edge rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;

•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
The Transamerica Income Edge rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income Edge rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. There is no excess interest adjustment upon annuitization. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge Rider will not terminate due to a misstatement of age.
Montana. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider and telephone transactions are not available. There is no excess interest adjustment.

The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income Edge Rider fees cannot be deducted from the stable account.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay TCI an “override” on sales of policies which is not passed through to any selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through investment advisory firms, bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. This policy is sold through investment advisors and may charge you a fee to manage the assets. The policies may also be offered to the public through broker-dealers (advisors and broker-dealers are referred to as “selling firms”). The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies.
There are no commission payments made by us or TCI to the selling firms. Any advisory or other ongoing fee payment is set by the selling firm and is independent of us and TCI. We are not responsible for any issues or disputes that arise out of any fee arrangement between you and any selling firm. We have not made any independent investigation of any selling firm not do we endorse any selling firm or make any representations regarding their qualifications.
If you have a fee deducted directly from the policy to pay a selling firm, you will be required to provide written authorization to us and your account value will be reduced when the payments are deducted. The fee will no longer be available for deduction after the contract is annuitized. You should be aware that payments to selling firms are separate from and in addition to any policy fees (see EXPENSES section). There may be tax consequences if you have a fee deducted directly from your policy to pay a selling firm. You should consult your tax advisor. Additionally, deductions from the contract for a fee to a selling firm may have negative consequences to any optional living benefit rider you have elected. You should consult your sales representative.
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are are described further below.
The sales representative who sells you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial

Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus.  Please Note: We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM Rider owners.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Capital appreciation
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Invests in high quality, U.S. dollar-denominated short-term money market instruments.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation and current income.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA International Equity Index - Service Class(3)	Transamerica International Equity Index VP - Service Class(3)	SSGA Funds Management, Inc.(3)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA U.S. Equity Index - Service Class(4)	Transamerica U.S. Equity Index VP - Service Class(4)	SSGA Funds Management, Inc.(4)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TRANSAMERICA SERIES TRUST INITIAL CLASS*
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class	Managed by AEGON USA Investment Management, LLC.
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA Janus Mid-Cap Growth - Initial Class	Transamerica Janus Mid-Cap Growth VP – Initial Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VANGUARD ® VARIABLE INSURANCE FUND
Equity Index Portfolio	Equity Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
International Portfolio	International Portfolio	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Investment Objective: Long-term capital appreciation.
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
REIT Index Portfolio	REIT Index Portfolio	Vanguard Equity Investment Group
Investment Objective: High level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio	Vanguard's Fixed Income Group
Investment Objective: Current income while maintaining limited price volatility.
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio	Vanguard's Fixed Income Group
Investment Objective: Track the performance of a broad, market-weighted bond index.
WANGER ADVISORS TRUST
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(4)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider.  See Appendix - Transamerica Income Edge Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio - Initial Class	√	√
Fidelity VIP Mid Cap Portfolio - Initial Class	√	√
Fidelity VIP Value Strategies Portfolio - Initial Class	√	√
State Street Total Return V.I.S. Fund - Class 3	√	√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon High Yield Bond - Initial Class	√	√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Initial Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√			√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Smart Beta 50 - Service Class	√	√			√
TA BlackRock Smart Beta 75 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Initial Class	√	√
TA International Equity Index - Service Class	√	√
TA International Moderate Growth - Service Class(1)	√	√			√
TA Janus Balanced - Service Class	√	√			√
TA Janus Mid-Cap Growth - Initial Class	√	√
TA Jennison Growth - Initial Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA JPMorgan Core Bond - Service Class	√	√	√	√			√
TA JPMorgan Enhanced Index - Initial Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA MFS International Equity - Initial Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√			√
TA Market Participation Strategy - Service Class	√	√	√			√
TA Multi-Managed Balanced - Service Class	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA Small/Mid Cap Value - Initial Class	√	√
TA T. Rowe Price Small Cap - Initial Class	√	√
TA Torray Concentrated Growth - Initial Class	√	√
TA TS&W International Equity - Initial Class	√	√
TA U.S. Equity Index - Service Class	√	√
TA WMC US Growth - Initial Class	√	√
Equity Index Portfolio	√	√
International Portfolio	√	√
Mid-Cap Index Portfolio	√	√
REIT Index Portfolio	√	√
Short-Term Investment-Grade Portfolio	√	√
Total Bond Market Index Portfolio	√	√
Wanger International	√	√
Wanger USA	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
Fixed Account	√	√	√	√			√
(1) This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGE Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income Edge Rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
American Funds - International FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
Fidelity VIP Contrafund® Portfolio - Initial Class		√
Fidelity VIP Mid Cap Portfolio - Initial Class		√
Fidelity VIP Value Strategies Portfolio - Initial Class		√
State Street Total Return V.I.S. Fund - Class 3		√
TA AB Dynamic Allocation - Service Class		√
TA Aegon Government Money Market - Service Class	√
TA Aegon High Yield Bond - Initial Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Asset Allocation - Conservative - Service Class(1)		√
TA Asset Allocation - Growth - Service Class		√
TA Asset Allocation - Moderate Growth - Service Class(1)		√
TA Asset Allocation - Moderate - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Initial Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Clarion Global Real Estate Securities - Initial Class		√
TA International Equity Index - Service Class		√
TA International Moderate Growth - Service Class(1)		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Initial Class		√
TA Jennison Growth - Initial Class		√
TA JPMorgan Core Bond - Service Class	√
TA JPMorgan Enhanced Index - Initial Class		√

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Mid Cap Value - Service Class		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA MFS International Equity - Initial Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Market Participation Strategy - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities- Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		√
TA Small/Mid Cap Value - Initial Class		√
TA T. Rowe Price Small Cap - Initial Class		√
TA Torray Concentrated Growth - Initial Class		√
TA TS&W International Equity - Initial Class		√
TA U.S. Equity Index - Service Class		√
TA WMC US Growth - Initial Class		√
Equity Index Portfolio		√
International Portfolio		√
Mid-Cap Index Portfolio		√
REIT Index Portfolio		√
Short-Term Investment-Grade Portfolio		√
Total Bond Market Index Portfolio		√
Wanger International		√
Wanger USA		√
(1) This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.471014 $11.438306 $10.786421 $10.000000	$11.861822 $11.471014 $11.438306 $10.786421	0.000 0.000 22.135 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.745838 $11.711900 $11.235229 $10.000000	$12.710935 $11.745838 $11.711900 $11.235229	0.000 20,006.452 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932216 $10.014617 $9.617764 $10.000000	$10.113114 $9.932216 $10.014617 $9.617764	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.464142 $12.739394 $11.870262 $10.000000	$14.580779 $13.464142 $12.739394 $11.870262	14,000.691 19,818.365 6,788.499 0.000	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.145172 $13.100010 $11.971776 $10.000000	$14.499722 $13.145172 $13.100010 $11.971776	0.000 5,762.220 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272390 $10.878404 $11.298508 $10.000000	$10.519213 $10.272390 $10.878404 $11.298508	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.110054 $12.163492 $11.144654 $10.000000	$12.852233 $12.110054 $12.163492 $11.144654	0.000 0.000 20.791 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.252890 $13.296873 $11.997586 $10.000000	$14.171822 $13.252890 $13.296873 $11.997586	533.093 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.762303 $13.072192 $12.422661 $10.000000	$14.181532 $12.762303 $13.072192 $12.422661	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.977815 $12.470786 $11.794686 $10.000000	$13.000140 $11.977815 $12.470786 $11.794686	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.897092 $11.156439 $10.724482 $10.000000	$11.444945 $10.897092 $11.156439 $10.724482	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.522834 $10.652002 $10.191684 $10.000000	$10.646904 $10.522834 $10.652002 $10.191684	0.000 4,970.505 23.852 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.790095 $9.868239 $9.946996 $10.000000	$9.712796 $9.790095 $9.868239 $9.946996	25,036.425 45,926.242 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.861540 $10.378997 $10.062188 $10.000000	$11.284007 $9.861540 $10.378997 $10.062188	2,890.445 2,890.445 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.840344 $9.936809 $9.592493 $10.000000	$9.775811 $9.840344 $9.936809 $9.592493	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.840344 $9.936809 $9.592493 $10.000000	$9.775811 $9.840344 $9.936809 $9.592493	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.568449 $9.999781	$10.100918 $9.568449	33,538.068 5,390.077	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331412 $10.642617 $10.523010 $10.000000	$10.690437 $10.331412 $10.642617 $10.523010	0.000 0.000 23.948 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.423478 $11.764265 $11.576594 $10.000000	$11.992336 $11.423478 $11.764265 $11.576594	0.000 19,309.635 19,437.880 3,260.834	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.920667 $11.292885 $11.111643 $10.000000	$11.511330 $10.920667 $11.292885 $11.111643	46,308.150 29,192.272 14,674.838 7,506.499	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.564456 $10.919724 $10.727493 $10.000000	$11.031324 $10.564456 $10.919724 $10.727493	3,432.836 0.000 23.360 0.000	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.434432 $13.001657 $11.684143 $10.000000	$14.175347 $12.434432 $13.001657 $11.684143	890.586 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.523810	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611758 $10.829901 $10.739084 $10.000000	$11.007408 $10.611758 $10.829901 $10.739084	9,290.279 8,645.159 8,716.328 8,741.046	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.502297 $9.918245 $9.999345	$9.461783 $9.502297 $9.918245	429.553 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.502297 $10.280495	$9.461783 $9.502297	N/A	0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.304112 $9.878297 $9.999345	$9.212743 $9.304112 $9.878297	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.304112 $10.270542	$9.212743 $9.304112	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.205789	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.275366	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.959560 $11.061361 $10.612180 $10.000000	$11.406045 $10.959560 $11.061361 $10.612180	40,437.423 47,682.295 40,038.622 0.000	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.258104 $10.403097 $9.234131 $10.000000	$10.240162 $10.258104 $10.403097 $9.234131	5,382.740 5,412.509 5,442.443 5,472.542	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.161630 $10.440139 $10.607632 $10.000000	$10.189370 $10.161630 $10.440139 $10.607632	720.211 734.432 747.452 759.646	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.707196 $11.786827 $11.018751 $10.000000	$12.092532 $11.707196 $11.786827 $11.018751	2,857.316 22,341.179 0.000 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.578748 $12.290174 $12.387065 $10.000000	$11.251975 $11.578748 $12.290174 $12.387065	2,466.099 2,479.737 2,493.451 2,507.241	0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.247030 $13.796391 $12.647826 $10.000000	$14.876546 $15.247030 $13.796391 $12.647826	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.010549 $10.057284 $9.645937 $10.000000	$10.135584 $10.010549 $10.057284 $9.645937	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.271522 $13.388009 $11.819005 $10.000000	$14.660543 $13.271522 $13.388009 $11.819005	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.841306 $13.336343 $11.691271 $10.000000	$14.557992 $12.841306 $13.336343 $11.691271	3,092.047 2,586.242 2,600.545 2,614.927	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.554249 $10.681904 $10.131423 $10.000000	$10.909205 $10.554249 $10.681904 $10.131423	66,467.605 46,480.799 35,567.955 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.811107 $11.129033 $10.341248 $10.000000	$10.653373 $10.811107 $11.129033 $10.341248	371.944 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.124137 $11.554247 $10.766522 $10.000000	$10.926636 $11.124137 $11.554247 $10.766522	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.639135 $10.917802 $10.526636 $10.000000	$10.950643 $10.639135 $10.917802 $10.526636	23,263.884 22,449.224 8,302.162 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.570256 $10.728916 $10.276453 $10.000000	$10.913591 $10.570256 $10.728916 $10.276453	18,529.306 18,747.187 23.717 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.869790 $11.356207 $11.010212 $10.000000	$11.286852 $10.869790 $11.356207 $11.010212	87,764.045 104,161.986 148,801.396 34,852.491	0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243857 $11.713831 $10.928732 $10.000000	$11.618656 $11.243857 $11.713831 $10.928732	117.951 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425679 $10.501403 $11.163345 $10.000000	$10.350944 $10.425679 $10.501403 $11.163345	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.855009 $11.957768 $10.908669 $10.000000	$12.658952 $11.855009 $11.957768 $10.908669	30,046.103 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.845105 $11.217806 $10.486691 $10.000000	$11.337732 $10.845105 $11.217806 $10.486691	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.701678 $11.016437 $10.213930 $10.000000	$11.145074 $10.701678 $11.016437 $10.213930	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.962221 $11.445839 $10.844372 $10.000000	$11.404871 $10.962221 $11.445839 $10.844372	66,201.802 37,115.218 36,300.811 22,588.763	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.843149 $9.871140 $9.536649 $10.000000	$10.006535 $9.843149 $9.871140 $9.536649	2,808.801 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.828036 $9.161620 $8.933445 $10.000000	$9.090909 $8.828036 $9.161620 $8.933445	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175316 $10.505034 $10.220843 $10.000000	$10.361710 $10.175316 $10.505034 $10.220843	0.000 0.000 24.195 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.270893 $11.077253 $10.817383 $10.000000	$10.389647 $10.270893 $11.077253 $10.817383	28,716.451 28,701.006 28,401.494 749.796	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.222360 $10.764898 $10.472642 $10.000000	$10.362505 $10.222360 $10.764898 $10.472642	0.000 0.000 23.595 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small/Mid Cap Value - Initial Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.339295 $12.758965 $12.222777 $10.000000	$14.827281 $12.339295 $12.758965 $12.222777	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.896023 $13.674852 $12.937363 $10.000000	$15.332397 $13.896023 $13.674852 $12.937363	493.321 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775509 $13.084017 $11.990598 $10.000000	$13.527889 $12.775509 $13.084017 $11.990598	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695540 $10.641337 $11.313377 $10.000000	$10.724804 $10.695540 $10.641337 $11.313377	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.056142 $13.261001 $12.031603 $10.000000	$14.336375 $14.056142 $13.261001 $12.031603	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Equity Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.253400 $13.219198 $11.763282 $10.000000	$14.671736 $13.253400 $13.219198 $11.763282	16,669.387 22,902.454 9,497.452 0.000	0.000 0.000 0.000 0.000
International Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.638237 $10.828364 $11.642163 $10.000000	$10.730311 $10.638237 $10.828364 $11.642163	8,332.239 8,332.239 0.000 0.000	0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.960822 $13.281691 $11.809810 $10.000000	$14.258431 $12.960822 $13.281691 $11.809810	5,791.557 5,825.620 18.961 0.000	0.000 0.000 0.000 0.000
REIT Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.583777 $11.445665 $8.885340 $10.000000	$12.427243 $11.583777 $11.445665 $8.885340	2,750.035 2,750.035 22.003 0.000	0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.038016 $10.026131 $9.952009 $10.000000	$10.208320 $10.038016 $10.026131 $9.952009	9,173.053 9,173.053 0.000 0.000	0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003573 $10.070519 $9.605786 $10.000000	$10.149050 $10.003573 $10.070519 $9.605786	9,182.207 9,182.207 25.412 0.000	0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392251 $10.465660 $11.035728 $10.000000	$10.164500 $10.392251 $10.465660 $11.035728	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.559359 $12.737879 $12.253903 $10.000000	$14.165017 $12.559359 $12.737879 $12.253903	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.578642 $11.505290 $10.811671 $10.000000	$12.014964 $11.578642 $11.505290 $10.811671	408.284 329.582 266.121 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.856055 $11.780479 $11.261534 $10.000000	$12.875039 $11.856055 $11.780479 $11.261534	59,090.771 499.203 215.384 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.025430 $10.073278 $9.640299 $10.000000	$10.243697 $10.025430 $10.073278 $9.640299	211.783 142.569 75.988 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.590454 $12.813976 $11.898040 $10.000000	$14.768988 $13.590454 $12.813976 $11.898040	15,048.230 14,807.072 10,857.710 4,729.468	729.293 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.268499 $13.176703 $11.999788 $10.000000	$14.686895 $13.268499 $13.176703 $11.999788	4,805.306 1,095.008 1,723.426 0.000	750.587 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368789 $10.942101 $11.324947 $10.000000	$10.655038 $10.368789 $10.942101 $11.324947	35,167.508 30,106.422 24,703.734 3,835.953	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.223678 $12.234717 $11.170746 $10.000000	$13.018170 $12.223678 $12.234717 $11.170746	45.938 39.392 33.387 0.000	1,799.603 1,799.913 1,800.238 1,800.564
Fidelity VIP Contrafund® Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.377221 $13.374713 $12.025654 $10.0000001	$14.354772 $13.377221 $13.374713 $12.025654	17,290.592 33,482.807 38,698.810 47,932.605	0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.882048 $13.148720 $12.451714 $10.000000	$14.364630 $12.882048 $13.148720 $12.451714	1,620.721 1,505.350 1,335.598 672.103	0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.090207 $12.543808 $11.822287 $10.000000	$13.167998 $12.090207 $12.543808 $11.822287	10,180.893 2,149.089 2,186.923 2,116.404	1,730.913 1,731.212 1,731.523 1,731.837
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.999349 $11.221763 $10.749595 $10.000000	$11.592712 $10.999349 $11.221763 $10.749595	48.939 41.559 34.894 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.621586 $10.714391 $10.215560 $10.000000	$10.784372 $10.621586 $10.714391 $10.215560	51.492 43.657 36.761 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881935 $9.926045 $9.970265 $10.000000	$9.838155 $9.881935 $9.926045 $9.970265	29,107.882 19,552.574 55,597.002 4,500.774	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.954097 $10.439790 $10.085762 $10.000000	$11.429710 $9.954097 $10.439790 $10.085762	13,871.190 13,177.353 11,576.252 7,203.345	1,948.366 1,948.702 1,949.053 1,949.406

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932697 $9.995022 $9.614974 $10.000000	$9.902034 $9.932697 $9.995022 $9.614974	22,441.361 62,337.886 59,860.774 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932697 $9.995022 $9.614974 $10.000000	$9.902034 $9.932697 $9.995022 $9.614974	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.590972 $9.999877	$10.160081 $9.590972	7,405.153 0.000	10.796.065 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428386 $10.704960 $10.547657 $10.000000	$10.828489 $10.428386 $10.704960 $10.547657	6,670.482 21.790 18.287 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.530663 $11.833142 $11.603686 $10.000000	$12.147169 $11.530663 $11.833142 $11.603686	292.422 39.884 33.579 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.023152 $11.359025 $11.137655 $10.000000	$11.659963 $11.023152 $11.359025 $11.137655	110,251.379 19,984.133 757.214 0.000	4,012.817 4,178.530 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.663599 $10.983687 $10.752613 $10.000000	$11.173763 $10.663599 $10.983687 $10.752613	147,658.272 70,908.630 57,431.319 0.000	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.551082 $13.077773 $11.711490 $10.000000	$14.358328 $12.551082 $13.077773 $11.711490	3,142.689 1,650.265 706.358 690.973	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.552709	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.711345 $10.893323 $10.764233 $10.000000	$11.149537 $10.711345 $10.893323 $10.764233	2,887.938 1,683.090 1,664.813 1,534.092	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.540574 $9.923387 $9.999631	$9.533119 $9.540574 $9.923387	6,078.255 225.352 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.540574 $10.297762	$9.533119 $9.540574	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.341585 $9.883412 $9.999631	$9.282177 $9.341585 $9.883412	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.341585 $10.287777	$9.282177 $9.341585	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.233822	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.303579	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.062391 $11.126131 $10.637026 $10.000000	$11.553302 $11.062391 $11.126131 $10.637026	50,290.582 50,453.663 50,983.732 50,832.954	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.354384 $10.464030 $9.255780 $10.000000	$10.372372 $10.354384 $10.464030 $9.255780	896.489 1,103.667 1,100.289 543.810	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.257003 $10.501288 $10.632464 $10.000000	$10.320954 $10.257003 $10.501288 $10.632464	13,395.747 13,392.573 8,356.864 0.000	4,511.997 4,502.044 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.817060 $11.855854 $11.044553 $10.000000	$12.248668 $11.817060 $11.855854 $11.044553	3,953.116 10,298.619 16.985 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.687416 $12.362141 $12.416050 $10.000000	$11.397285 $11.687416 $12.362141 $12.416050	1,137.198 547.891 16.541 0.000	470.609 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.390054 $13.877145 $12.677422 $10.000000	$15.068576 $15.390054 $13.877145 $12.677422	10,061.449 17.654 15.248 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.104496 $10.116194 $9.668537 $10.000000	$10.266455 $10.104496 $10.116194 $9.668537	20,941.425 20,286.895 10,447.498 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.396049 $13.466392 $11.846670 $10.000000	$14.849813 $13.396049 $13.466392 $11.846670	8,687.064 3,561.250 6,165.577 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.961789 $13.414418 $11.718636 $10.000000	$14.745935 $12.961789 $13.414418 $11.718636	17,917.363 964.288 473.369 457.929	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.653282 $10.744463 $10.155158 $10.000000	$11.050062 $10.653282 $10.744463 $10.155158	9,974.234 2,802.914 2,836.490 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.912552 $11.194198 $10.365462 $10.000000	$10.790923 $10.912552 $11.194198 $10.365462	2,675.175 2,709.130 2,741.574 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.228522 $11.621903 $10.791730 $10.000000	$11.067720 $11.228522 $11.621903 $10.791730	48,184.851 62,968.829 49,534.095 50,147.530	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.738997 $10.981748 $10.551286 $10.000000	$11.092061 $10.738997 $10.981748 $10.551286	129,124.581 103,308.374 90,693.437 37,123.796	8,732.566 8,839.708 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.669454 $10.791753 $10.300527 $10.000000	$11.054517 $10.669454 $10.791753 $10.300527	24,718.965 24,400.433 25,385.078 25,558.669	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.971799 $11.422702 $11.035989 $10.000000	$11.432595 $10.971799 $11.422702 $11.035989	140,655.179 123,551.551 105,496.937 48,691.438	4,087.399 4,181.679 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.349354 $11.782416 $10.954316 $10.000000	$11.768654 $11.349354 $11.782416 $10.954316	4,074.615 4,126.303 4,175.550 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.523519 $10.562893 $11.189458 $10.000000	$10.484602 $10.523519 $10.562893 $11.189458	41,657.057 1,191.861 793.624 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.966239 $12.027782 $10.934214 $10.000000	$12.822377 $11.966239 $12.027782 $10.934214	8,082.151 20.023 16.947 0.000	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.854633 $10.487363 $10.232568 $10.000000	$10.008076 $9.854633 $10.487363 $10.232568	26.567 408.748 18.647 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.946883 $11.283498 $10.511256 $10.000000	$11.484122 $10.946883 $11.283498 $10.511256	4,564.490 42.165 35.505 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802101 $11.080952 $10.237854 $10.000000	$11.288971 $10.802101 $11.080952 $10.237854	308.991 43.050 36.297 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.065073 $11.512858 $10.869754 $10.000000	$11.552115 $11.065073 $11.512858 $10.869754	6,482.168 41.099 34.518 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.935537 $9.928963 $9.559002 $10.000000	$10.135749 $9.935537 $9.928963 $9.559002	3,778.182 1,202.176 872.659 0.000	2,174.335 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.910911 $9.215296 $8.954385 $10.000000	$9.208316 $8.910911 $9.215296 $8.954385	5,463.224 5,454.395 41.541 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.270823 $10.566573 $10.244785 $10.000000	$10.495530 $10.270823 $10.566573 $10.244785	880.904 888.541 896.050 0.000	1,906.305 1,906.634 1,906.977 1,907.323
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.367285 $11.142128 $10.842707 $10.000000	$10.523814 $10.367285 $11.142128 $10.842707	1,355.156 1,307.515 1,229.138 1,134.003	4,397.490 4,414.814 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318286 $10.827937 $10.497167 $10.000000	$10.496305 $10.318286 $10.827937 $10.497167	2,310.595 199.326 36.095 0.000	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455070 $12.833661 $12.251365 $10.000000	$15.018692 $12.455070 $12.833661 $12.251365	6,102.738 1,866.386 2,477.573 681.291	724.708 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.026387 $13.754908 $12.967620 $10.000000	$15.530319 $14.026387 $13.754908 $12.967620	4,531.257 1,682.751 1,128.930 896.863	346.397 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.895360 $13.160611 $12.018651 $10.000000	$13.702517 $12.895360 $13.160611 $12.018651	42.889 36.750 31.109 0.000	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795904 $10.703654 $11.339851 $10.000000	$10.863282 $10.795904 $10.703654 $11.339851	48.296 651.852 645.108 0.000	2,076.334 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.188011 $13.338646 $12.059768 $10.000000	$14.521443 $14.188011 $13.338646 $12.059768	771.879 773.626 31.417 0.000	0.000 0.000 0.000 0.000
Equity Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.377733 $13.296581 $11.790798 $10.000000	$14.861114 $13.377733 $13.296581 $11.790798	74,468.299 72,053.982 7,587.414 4,315.248	0.000 0.000 0.000 0.000
International Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.738070 $10.891774 $11.669397 $10.000000	$10.868870 $10.738070 $10.891774 $11.669397	69,522.691 66,426.921 1,200.379 0.000	2,067.540 0.000 0.000 0.000
Mid-Cap Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.082434 $13.359458 $11.837451 $10.000000	$14.442511 $13.082434 $13.359458 $11.837451	27,262.601 28,199.234 1,680.922 527.155	0.000 0.000 0.000 0.000
REIT Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.692452 $11.512685 $8.906170 $10.000000	$12.587633 $11.692452 $11.512685 $8.906170	5,060.377 4,695.198 3,379.969 2,355.469	0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.132211 $10.084847 $9.975317 $10.000000	$10.340130 $10.132211 $10.084847 $9.975317	148,001.859 152,582.495 35,094.864 25,994.752	0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097468 $10.129517 $9.628297 $10.000000	$10.280120 $10.097468 $10.129517 $9.628297	90,858.955 93,856.354 7,182.389 0.000	0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489780 $10.526946 $11.061553 $10.000000	$10.295749 $10.489780 $10.526946 $11.061553	12,246.320 10,270.504 3,083.767 0.000	0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.677197 $12.812448 $12.282561 $10.000000	$14.347877 $12.677197 $12.812448 $12.282561	4,163.729 5,135.840 5,133.402 0.000	0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(4)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.

APPENDIX
Excess Interest Adjustment Examples
Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income Edge rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income Edge rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA ADVISOR ELITESM II
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Advisor EliteSM II variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
4

such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
5

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

6

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
7

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
8

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods
9

of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
10

Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in-capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. TCI paid no amounts in commissions in connection with the sale of the Policies.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
11

After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Advisor EliteSM II policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
12

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.471014 $11.438306 $10.786421 $10.000000	$11.861822 $11.471014 $11.438306 $10.786421	0.000 0.000 22.135 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.745838 $11.711900 $11.235229 $10.000000	$12.710935 $11.745838 $11.711900 $11.235229	0.000 20,006.452 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932216 $10.014617 $9.617764 $10.000000	$10.113114 $9.932216 $10.014617 $9.617764	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.464142 $12.739394 $11.870262 $10.000000	$14.580779 $13.464142 $12.739394 $11.870262	14,000.691 19,818.365 6,788.499 0.000	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.145172 $13.100010 $11.971776 $10.000000	$14.499722 $13.145172 $13.100010 $11.971776	0.000 5,762.220 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272390 $10.878404 $11.298508 $10.000000	$10.519213 $10.272390 $10.878404 $11.298508	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.110054 $12.163492 $11.144654 $10.000000	$12.852233 $12.110054 $12.163492 $11.144654	0.000 0.000 20.791 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.252890 $13.296873 $11.997586 $10.000000	$14.171822 $13.252890 $13.296873 $11.997586	533.093 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.762303 $13.072192 $12.422661 $10.000000	$14.181532 $12.762303 $13.072192 $12.422661	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.977815 $12.470786 $11.794686 $10.000000	$13.000140 $11.977815 $12.470786 $11.794686	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.897092 $11.156439 $10.724482 $10.000000	$11.444945 $10.897092 $11.156439 $10.724482	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.522834 $10.652002 $10.191684 $10.000000	$10.646904 $10.522834 $10.652002 $10.191684	0.000 4,970.505 23.852 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.790095 $9.868239 $9.946996 $10.000000	$9.712796 $9.790095 $9.868239 $9.946996	25,036.425 45,926.242 0.000 0.000	0.000 0.000 0.000 0.000
13

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.861540 $10.378997 $10.062188 $10.000000	$11.284007 $9.861540 $10.378997 $10.062188	2,890.445 2,890.445 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.840344 $9.936809 $9.592493 $10.000000	$9.775811 $9.840344 $9.936809 $9.592493	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.840344 $9.936809 $9.592493 $10.000000	$9.775811 $9.840344 $9.936809 $9.592493	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.568449 $9.999781	$10.100918 $9.568449	33,538.068 5,390.077	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331412 $10.642617 $10.523010 $10.000000	$10.690437 $10.331412 $10.642617 $10.523010	0.000 0.000 23.948 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.423478 $11.764265 $11.576594 $10.000000	$11.992336 $11.423478 $11.764265 $11.576594	0.000 19,309.635 19,437.880 3,260.834	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.920667 $11.292885 $11.111643 $10.000000	$11.511330 $10.920667 $11.292885 $11.111643	46,308.150 29,192.272 14,674.838 7,506.499	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.564456 $10.919724 $10.727493 $10.000000	$11.031324 $10.564456 $10.919724 $10.727493	3,432.836 0.000 23.360 0.000	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.434432 $13.001657 $11.684143 $10.000000	$14.175347 $12.434432 $13.001657 $11.684143	890.586 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.523810	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611758 $10.829901 $10.739084 $10.000000	$11.007408 $10.611758 $10.829901 $10.739084	9,290.279 8,645.159 8,716.328 8,741.046	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.502297 $9.918245 $9.999345	$9.461783 $9.502297 $9.918245	429.553 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.502297 $10.280495	$9.461783 $9.502297	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.304112 $9.878297 $9.999345	$9.212743 $9.304112 $9.878297	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.304112 $10.270542	$9.212743 $9.304112	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.205789	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999344	$10.275366	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.959560 $11.061361 $10.612180 $10.000000	$11.406045 $10.959560 $11.061361 $10.612180	40,437.423 47,682.295 40,038.622 0.000	0.000 0.000 0.000 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.258104 $10.403097 $9.234131 $10.000000	$10.240162 $10.258104 $10.403097 $9.234131	5,382.740 5,412.509 5,442.443 5,472.542	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.161630 $10.440139 $10.607632 $10.000000	$10.189370 $10.161630 $10.440139 $10.607632	720.211 734.432 747.452 759.646	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.707196 $11.786827 $11.018751 $10.000000	$12.092532 $11.707196 $11.786827 $11.018751	2,857.316 22,341.179 0.000 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.578748 $12.290174 $12.387065 $10.000000	$11.251975 $11.578748 $12.290174 $12.387065	2,466.099 2,479.737 2,493.451 2,507.241	0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.247030 $13.796391 $12.647826 $10.000000	$14.876546 $15.247030 $13.796391 $12.647826	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.010549 $10.057284 $9.645937 $10.000000	$10.135584 $10.010549 $10.057284 $9.645937	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.271522 $13.388009 $11.819005 $10.000000	$14.660543 $13.271522 $13.388009 $11.819005	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.841306 $13.336343 $11.691271 $10.000000	$14.557992 $12.841306 $13.336343 $11.691271	3,092.047 2,586.242 2,600.545 2,614.927	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.554249 $10.681904 $10.131423 $10.000000	$10.909205 $10.554249 $10.681904 $10.131423	66,467.605 46,480.799 35,567.955 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.811107 $11.129033 $10.341248 $10.000000	$10.653373 $10.811107 $11.129033 $10.341248	371.944 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.124137 $11.554247 $10.766522 $10.000000	$10.926636 $11.124137 $11.554247 $10.766522	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.639135 $10.917802 $10.526636 $10.000000	$10.950643 $10.639135 $10.917802 $10.526636	23,263.884 22,449.224 8,302.162 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.570256 $10.728916 $10.276453 $10.000000	$10.913591 $10.570256 $10.728916 $10.276453	18,529.306 18,747.187 23.717 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.869790 $11.356207 $11.010212 $10.000000	$11.286852 $10.869790 $11.356207 $11.010212	87,764.045 104,161.986 148,801.396 34,852.491	0.000 0.000 0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243857 $11.713831 $10.928732 $10.000000	$11.618656 $11.243857 $11.713831 $10.928732	117.951 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425679 $10.501403 $11.163345 $10.000000	$10.350944 $10.425679 $10.501403 $11.163345	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.855009 $11.957768 $10.908669 $10.000000	$12.658952 $11.855009 $11.957768 $10.908669	30,046.103 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.845105 $11.217806 $10.486691 $10.000000	$11.337732 $10.845105 $11.217806 $10.486691	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.701678 $11.016437 $10.213930 $10.000000	$11.145074 $10.701678 $11.016437 $10.213930	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.962221 $11.445839 $10.844372 $10.000000	$11.404871 $10.962221 $11.445839 $10.844372	66,201.802 37,115.218 36,300.811 22,588.763	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.843149 $9.871140 $9.536649 $10.000000	$10.006535 $9.843149 $9.871140 $9.536649	2,808.801 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.828036 $9.161620 $8.933445 $10.000000	$9.090909 $8.828036 $9.161620 $8.933445	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175316 $10.505034 $10.220843 $10.000000	$10.361710 $10.175316 $10.505034 $10.220843	0.000 0.000 24.195 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.270893 $11.077253 $10.817383 $10.000000	$10.389647 $10.270893 $11.077253 $10.817383	28,716.451 28,701.006 28,401.494 749.796	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.222360 $10.764898 $10.472642 $10.000000	$10.362505 $10.222360 $10.764898 $10.472642	0.000 0.000 23.595 0.000	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.339295 $12.758965 $12.222777 $10.000000	$14.827281 $12.339295 $12.758965 $12.222777	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.896023 $13.674852 $12.937363 $10.000000	$15.332397 $13.896023 $13.674852 $12.937363	493.321 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775509 $13.084017 $11.990598 $10.000000	$13.527889 $12.775509 $13.084017 $11.990598	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695540 $10.641337 $11.313377 $10.000000	$10.724804 $10.695540 $10.641337 $11.313377	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.056142 $13.261001 $12.031603 $10.000000	$14.336375 $14.056142 $13.261001 $12.031603	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Equity Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.253400 $13.219198 $11.763282 $10.000000	$14.671736 $13.253400 $13.219198 $11.763282	16,669.387 22,902.454 9,497.452 0.000	0.000 0.000 0.000 0.000
International Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.638237 $10.828364 $11.642163 $10.000000	$10.730311 $10.638237 $10.828364 $11.642163	8,332.239 8,332.239 0.000 0.000	0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.960822 $13.281691 $11.809810 $10.000000	$14.258431 $12.960822 $13.281691 $11.809810	5,791.557 5,825.620 18.961 0.000	0.000 0.000 0.000 0.000
REIT Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.583777 $11.445665 $8.885340 $10.000000	$12.427243 $11.583777 $11.445665 $8.885340	2,750.035 2,750.035 22.003 0.000	0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.038016 $10.026131 $9.952009 $10.000000	$10.208320 $10.038016 $10.026131 $9.952009	9,173.053 9,173.053 0.000 0.000	0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003573 $10.070519 $9.605786 $10.000000	$10.149050 $10.003573 $10.070519 $9.605786	9,182.207 9,182.207 25.412 0.000	0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392251 $10.465660 $11.035728 $10.000000	$10.164500 $10.392251 $10.465660 $11.035728	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.559359 $12.737879 $12.253903 $10.000000	$14.165017 $12.559359 $12.737879 $12.253903	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.532381 $11.476521 $10.800840 $10.000000	$11.949069 $11.532381 $11.476521 $10.800840	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.808703 $11.751045 $11.250254 $10.000000	$12.804458 $11.808703 $11.751045 $11.250254	15,981.992 12,242.594 9,857.039 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.985372 $10.048091 $9.630633 $10.000000	$10.187518 $9.985372 $10.048091 $9.630633	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.536188 $12.781968 $11.886141 $10.000000	$14.688029 $13.536188 $12.781968 $11.886141	2,038.399 2,909.117 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.215504 $13.143773 $11.987772 $10.000000	$14.606371 $13.215504 $13.143773 $11.987772	5,625.606 5,742.560 2,156.235 2,338.533	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.327368 $10.914765 $11.313617 $10.000000	$10.596612 $10.327368 $10.914765 $11.313617	3,759.809 3,831.430 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.174847 $12.204143 $11.159556 $10.000000	$12.946828 $12.174847 $12.204143 $11.159556	19,673.968 3,864.222 2,256.082 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.323780 $13.341281 $12.013603 $10.000000	$14.276050 $13.323780 $13.341281 $12.013603	1,436.711 1,436.711 519.025 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.830583 $13.115861 $12.439255 $10.000000	$14.285843 $12.830583 $13.115861 $12.439255	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.041887 $12.512453 $11.810443 $10.000000	$13.095759 $12.041887 $12.512453 $11.810443	0.000 0.000 1,114.081 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.955406 $11.193719 $10.738822 $10.000000	$11.529130 $10.955406 $11.193719 $10.738822	0.000 0.000 0.000 0.000	431.040 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.579149 $10.687611 $10.205317 $10.000000	$10.725267 $10.579149 $10.687611 $10.205317	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.842468 $9.901207 $9.960295 $10.000000	$9.784263 $9.842468 $9.901207 $9.960295	447.342 5,769.968 13,190.995 3,317.984	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.914341 $10.413705 $10.075660 $10.000000	$11.367092 $9.914341 $10.413705 $10.075660	5,679.966 5,835.476 5,850.823 5,239.266	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.893012 $9.970032 $9.605333 $10.000000	$9.877774 $9.893012 $9.970032 $9.605333	0.000 2,230.674 0.000 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.893012 $9.970032 $9.605333 $10.000000	$9.847774 $9.893012 $9.970032 $9.605333	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.581314 $9.999836	$10.134717 $9.581314	0.000 0.000	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386716 $10.678202 $10.537085 $10.000000	$10.769124 $10.386716 $10.678202 $10.537085	1,318.443 1,350.851 8,155.283 0.000	0.000 0.000 0.000 0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.484608 $11.803578 $11.592070 $10.000000	$12.080608 $11.484608 $11.803578 $11.592070	0.000 0.000 85.745 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.979103 $11.330625 $11.126499 $10.000000	$11.596044 $10.979103 $11.330625 $11.126499	9,376.834 7,045.062 13,134.078 767.519	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.620990 $10.956226 $10.741836 $10.000000	$11.112516 $10.620990 $10.956226 $10.741836	9,923.475 18,921.540 24,219.003 40,222.399	1,339.669 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.500959 $13.045101 $11.699769 $10.000000	$14.279657 $12.500959 $13.045101 $11.699769	8,703.984 9,042.809 8,769.506 9,556.642	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999508	$10.540338	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668549 $10.866095 $10.753450 $10.000000	$11.088428 $10.668549 $10.866095 $10.753450	0.000 0.000 0.000 0.000	1,342.681 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.524143 $9.921184 $9.999508	$9.502483 $9.524143 $9.921184	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.524143 $10.290358	$9.502483 $9.524143	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.325502 $9.881221 $9.999508	$9.252360 $9.325502 $9.881221	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.325502 $10.280389	$9.252360 $9.325502	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999508	$10.221825	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999508	$10.291496	19,951.514	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.018214 $11.098334 $10.626375 $10.000000	$11.490011 $11.018214 $11.098334 $10.626375	30,568.986 14,283.900 14,955.513 0.000	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.313001 $10.437867 $9.246492 $10.000000	$10.315515 $10.313001 $10.437867 $9.246492	2,651.856 2,673.852 2,805.176 2,763.890	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.216023 $10.475034 $10.621815 $10.000000	$10.264381 $10.216023 $10.475034 $10.621815	1,863.080 1,862.763 1,858.228 0.000	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.769848 $11.826220 $11.033486 $10.000000	$12.181541 $11.769848 $11.826220 $11.033486	0.000 18,350.693 37,238.571 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.640692 $12.331228 $12.403617 $10.000000	$11.334792 $11.640692 $12.331228 $12.403617	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.328594 $13.842474 $12.664733 $10.000000	$14.986019 $15.328594 $13.842474 $12.664733	0.000 2,132.848 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.064132 $10.090906 $9.658843 $10.000000	$10.210192 $10.064132 $10.090906 $9.658843	5,496.104 7,467.085 5,461.936 5,297.499	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.342523 $13.432731 $11.834803 $10.000000	$14.768427 $13.342523 $13.432731 $11.834803	0.000 0.000 520.469 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.910001 $13.380895 $11.706891 $10.000000	$14.665115 $12.910001 $13.380895 $11.706891	1,719.499 1,777.299 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.610713 $10.717597 $10.144978 $10.000000	$10.989488 $10.610713 $10.717597 $10.144978	13,159.696 13,823.576 15,517.279 0.000	1,335.347 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.868953 $11.166223 $10.355070 $10.000000	$10.731774 $10.868953 $11.166223 $10.355070	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.183661 $11.592856 $10.780917 $10.000000	$11.007056 $11.183661 $11.592856 $10.780917	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.696092 $10.954305 $10.540719 $10.000000	$11.031262 $10.696092 $10.954305 $10.540719	74,831.261 83,742.406 67,786.589 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626819 $10.764771 $10.290195 $10.000000	$10.993924 $10.626819 $10.764771 $10.290195	10,243.288 12,106.911 13,907.904 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.927956 $11.394162 $11.024941 $10.000000	$11.369932 $10.927956 $11.394162 $11.024941	179,913.070 155,237.311 154,064.811 19,878.271	0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.304020 $11.752982 $10.943354 $10.000000	$11.704162 $11.304020 $11.752982 $10.943354	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.481475 $10.536489 $11.178253 $10.000000	$10.427143 $10.481475 $10.536489 $11.178253	11,942.263 12,561.591 11,260.396 9,586.278	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.918443 $11.997730 $10.923256 $10.000000	$12.752108 $11.918443 $11.997730 $10.923256	13,543.936 916.106 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.903161 $11.255307 $10.500722 $10.000000	$11.421203 $10.903161 $11.255307 $10.500722	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.758950 $11.053255 $10.227588 $10.000000	$11.227101 $10.758950 $11.053255 $10.227588	0.000 0.000 4,995.300 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.020872 $11.484079 $10.858861 $10.000000	$11.488815 $11.020872 $11.484079 $10.858861	23,798.267 24,165.466 22,346.972 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.895840 $9.904141 $9.549413 $10.000000	$10.080195 $9.895840 $9.904141 $9.549413	11,231.946 10,012.691 7,513.422 0.000	0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.875294 $9.192257 $8.945400 $10.000000	$9.157840 $8.875294 $9.192257 $8.945400	0.000 0.000 2,927.393 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.229777 $10.540156 $10.234520 $10.000000	$10.437985 $10.229777 $10.540156 $10.234520	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.325860 $11.114275 $10.831840 $10.000000	$10.466124 $10.325860 $11.114275 $10.831840	14,001.210 14,036.264 14,800.319 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.277073 $10.800883 $10.486655 $10.000000	$10.438778 $10.277073 $10.800883 $10.486655	9,526.993 9,646.980 6,769.855 23,998.258	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.405324 $12.801600 $12.239105 $10.000000	$14.936400 $12.405324 $12.801600 $12.239105	0.000 0.000 0.000 0.000	11,228.023 11,228.023 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.970365 $13.720537 $12.954644 $10.000000	$15.445223 $13.970365 $13.720537 $12.954644	791.053 1,585.756 0.000 0.000	9,006.648 9,006.648 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.843853 $13.127730 $12.006628 $10.000000	$13.627439 $12.843853 $13.127730 $12.006628	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.752773 $10.676898 $11.328498 $10.000000	$10.803731 $10.752773 $10.676898 $11.328498	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.131375 $13.305337 $12.047699 $10.000000	$14.441908 $14.131375 $13.305337 $12.047699	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Equity Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.324301 $13.263366 $11.778998 $10.000000	$14.779635 $13.324301 $13.263366 $11.778998	0.000 0.000 0.000 0.000	54,305.118 54,305.118 0.000 0.000
International Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695158 $10.864534 $11.657716 $10.000000	$10.809248 $10.695158 $10.864534 $11.657716	0.000 0.000 0.000 0.000	40,205.994 40,205.994 0.000 0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Mid-Cap Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.030165 $13.326066 $11.825594 $10.000000	$14.363296 $13.030165 $13.326066 $11.825594	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
REIT Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.645756 $11.483908 $8.897239 $10.000000	$12.518637 $11.645756 $11.483908 $8.897239	4,773.497 4,939.229 2,707.062 2,814.313	0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.091737 $10.059644 $9.965320 $10.000000	$10.283418 $10.091737 $10.059644 $9.965320	7,193.902 12,412.922 7,061.045 5,173.574	0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.057122 $10.104191 $9.618647 $10.000000	$10.223740 $10.057122 $10.104191 $9.618647	5,481.526 7,487.328 5,452.338 5,315.843	34,254.809 34,254.809 0.000 0.000
Wanger International Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.447882 $10.500649 $11.050487 $10.000000	$10.239327 $10.447882 $10.500649 $11.050487	2,596.255 2,689.301 2,545.401 2,447.430	0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.626559 $12.780433 $12.270273 $10.000000	$14.269260 $12.626559 $12.780433 $12.270273	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.578642 $11.505290 $10.811671 $10.000000	$12.014964 $11.578642 $11.505290 $10.811671	408.284 329.582 266.121 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.856055 $11.780479 $11.261534 $10.000000	$12.875039 $11.856055 $11.780479 $11.261534	59,090.771 499.203 215.384 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.025430 $10.073278 $9.640299 $10.000000	$10.243697 $10.025430 $10.073278 $9.640299	211.783 142.569 75.988 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.590454 $12.813976 $11.898040 $10.000000	$14.768988 $13.590454 $12.813976 $11.898040	15,048.230 14,807.072 10,857.710 4,729.468	729.293 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.268499 $13.176703 $11.999788 $10.000000	$14.686895 $13.268499 $13.176703 $11.999788	4,805.306 1,095.008 1,723.426 0.000	750.587 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368789 $10.942101 $11.324947 $10.000000	$10.655038 $10.368789 $10.942101 $11.324947	35,167.508 30,106.422 24,703.734 3,835.953	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.223678 $12.234717 $11.170746 $10.000000	$13.018170 $12.223678 $12.234717 $11.170746	45.938 39.392 33.387 0.000	1,799.603 1,799.913 1,800.238 1,800.564
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.377221 $13.374713 $12.025654 $10.0000001	$14.354772 $13.377221 $13.374713 $12.025654	17,290.592 33,482.807 38,698.810 47,932.605	0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.882048 $13.148720 $12.451714 $10.000000	$14.364630 $12.882048 $13.148720 $12.451714	1,620.721 1,505.350 1,335.598 672.103	0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.090207 $12.543808 $11.822287 $10.000000	$13.167998 $12.090207 $12.543808 $11.822287	10,180.893 2,149.089 2,186.923 2,116.404	1,730.913 1,731.212 1,731.523 1,731.837
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.999349 $11.221763 $10.749595 $10.000000	$11.592712 $10.999349 $11.221763 $10.749595	48.939 41.559 34.894 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.621586 $10.714391 $10.215560 $10.000000	$10.784372 $10.621586 $10.714391 $10.215560	51.492 43.657 36.761 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881935 $9.926045 $9.970265 $10.000000	$9.838155 $9.881935 $9.926045 $9.970265	29,107.882 19,552.574 55,597.002 4,500.774	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.954097 $10.439790 $10.085762 $10.000000	$11.429710 $9.954097 $10.439790 $10.085762	13,871.190 13,177.353 11,576.252 7,203.345	1,948.366 1,948.702 1,949.053 1,949.406
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932697 $9.995022 $9.614974 $10.000000	$9.902034 $9.932697 $9.995022 $9.614974	22,441.361 62,337.886 59,860.774 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.932697 $9.995022 $9.614974 $10.000000	$9.902034 $9.932697 $9.995022 $9.614974	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.590972 $9.999877	$10.160081 $9.590972	7,405.153 0.000	10.796.065 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428386 $10.704960 $10.547657 $10.000000	$10.828489 $10.428386 $10.704960 $10.547657	6,670.482 21.790 18.287 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.530663 $11.833142 $11.603686 $10.000000	$12.147169 $11.530663 $11.833142 $11.603686	292.422 39.884 33.579 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.023152 $11.359025 $11.137655 $10.000000	$11.659963 $11.023152 $11.359025 $11.137655	110,251.379 19,984.133 757.214 0.000	4,012.817 4,178.530 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.663599 $10.983687 $10.752613 $10.000000	$11.173763 $10.663599 $10.983687 $10.752613	147,658.272 70,908.630 57,431.319 0.000	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.551082 $13.077773 $11.711490 $10.000000	$14.358328 $12.551082 $13.077773 $11.711490	3,142.689 1,650.265 706.358 690.973	0.000 0.000 0.000 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.552709	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.711345 $10.893323 $10.764233 $10.000000	$11.149537 $10.711345 $10.893323 $10.764233	2,887.938 1,683.090 1,664.813 1,534.092	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.540574 $9.923387 $9.999631	$9.533119 $9.540574 $9.923387	6,078.255 225.352 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.540574 $10.297762	$9.533119 $9.540574	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.341585 $9.883412 $9.999631	$9.282177 $9.341585 $9.883412	0.000 0.000 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.341585 $10.287777	$9.282177 $9.341585	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.233822	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999631	$10.303579	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.062391 $11.126131 $10.637026 $10.000000	$11.553302 $11.062391 $11.126131 $10.637026	50,290.582 50,453.663 50,983.732 50,832.954	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.354384 $10.464030 $9.255780 $10.000000	$10.372372 $10.354384 $10.464030 $9.255780	896.489 1,103.667 1,100.289 543.810	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.257003 $10.501288 $10.632464 $10.000000	$10.320954 $10.257003 $10.501288 $10.632464	13,395.747 13,392.573 8,356.864 0.000	4,511.997 4,502.044 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.817060 $11.855854 $11.044553 $10.000000	$12.248668 $11.817060 $11.855854 $11.044553	3,953.116 10,298.619 16.985 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.687416 $12.362141 $12.416050 $10.000000	$11.397285 $11.687416 $12.362141 $12.416050	1,137.198 547.891 16.541 0.000	470.609 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.390054 $13.877145 $12.677422 $10.000000	$15.068576 $15.390054 $13.877145 $12.677422	10,061.449 17.654 15.248 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.104496 $10.116194 $9.668537 $10.000000	$10.266455 $10.104496 $10.116194 $9.668537	20,941.425 20,286.895 10,447.498 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.396049 $13.466392 $11.846670 $10.000000	$14.849813 $13.396049 $13.466392 $11.846670	8,687.064 3,561.250 6,165.577 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.961789 $13.414418 $11.718636 $10.000000	$14.745935 $12.961789 $13.414418 $11.718636	17,917.363 964.288 473.369 457.929	0.000 0.000 0.000 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.653282 $10.744463 $10.155158 $10.000000	$11.050062 $10.653282 $10.744463 $10.155158	9,974.234 2,802.914 2,836.490 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.912552 $11.194198 $10.365462 $10.000000	$10.790923 $10.912552 $11.194198 $10.365462	2,675.175 2,709.130 2,741.574 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.228522 $11.621903 $10.791730 $10.000000	$11.067720 $11.228522 $11.621903 $10.791730	48,184.851 62,968.829 49,534.095 50,147.530	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.738997 $10.981748 $10.551286 $10.000000	$11.092061 $10.738997 $10.981748 $10.551286	129,124.581 103,308.374 90,693.437 37,123.796	8,732.566 8,839.708 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.669454 $10.791753 $10.300527 $10.000000	$11.054517 $10.669454 $10.791753 $10.300527	24,718.965 24,400.433 25,385.078 25,558.669	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.971799 $11.422702 $11.035989 $10.000000	$11.432595 $10.971799 $11.422702 $11.035989	140,655.179 123,551.551 105,496.937 48,691.438	4,087.399 4,181.679 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.349354 $11.782416 $10.954316 $10.000000	$11.768654 $11.349354 $11.782416 $10.954316	4,074.615 4,126.303 4,175.550 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.523519 $10.562893 $11.189458 $10.000000	$10.484602 $10.523519 $10.562893 $11.189458	41,657.057 1,191.861 793.624 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.966239 $12.027782 $10.934214 $10.000000	$12.822377 $11.966239 $12.027782 $10.934214	8,082.151 20.023 16.947 0.000	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.854633 $10.487363 $10.232568 $10.000000	$10.008076 $9.854633 $10.487363 $10.232568	26.567 408.748 18.647 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.946883 $11.283498 $10.511256 $10.000000	$11.484122 $10.946883 $11.283498 $10.511256	4,564.490 42.165 35.505 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802101 $11.080952 $10.237854 $10.000000	$11.288971 $10.802101 $11.080952 $10.237854	308.991 43.050 36.297 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.065073 $11.512858 $10.869754 $10.000000	$11.552115 $11.065073 $11.512858 $10.869754	6,482.168 41.099 34.518 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.935537 $9.928963 $9.559002 $10.000000	$10.135749 $9.935537 $9.928963 $9.559002	3,778.182 1,202.176 872.659 0.000	2,174.335 0.000 0.000 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.910911 $9.215296 $8.954385 $10.000000	$9.208316 $8.910911 $9.215296 $8.954385	5,463.224 5,454.395 41.541 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.270823 $10.566573 $10.244785 $10.000000	$10.495530 $10.270823 $10.566573 $10.244785	880.904 888.541 896.050 0.000	1,906.305 1,906.634 1,906.977 1,907.323
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.367285 $11.142128 $10.842707 $10.000000	$10.523814 $10.367285 $11.142128 $10.842707	1,355.156 1,307.515 1,229.138 1,134.003	4,397.490 4,414.814 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318286 $10.827937 $10.497167 $10.000000	$10.496305 $10.318286 $10.827937 $10.497167	2,310.595 199.326 36.095 0.000	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455070 $12.833661 $12.251365 $10.000000	$15.018692 $12.455070 $12.833661 $12.251365	6,102.738 1,866.386 2,477.573 681.291	724.708 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.026387 $13.754908 $12.967620 $10.000000	$15.530319 $14.026387 $13.754908 $12.967620	4,531.257 1,682.751 1,128.930 896.863	346.397 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.895360 $13.160611 $12.018651 $10.000000	$13.702517 $12.895360 $13.160611 $12.018651	42.889 36.750 31.109 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795904 $10.703654 $11.339851 $10.000000	$10.863282 $10.795904 $10.703654 $11.339851	48.296 651.852 645.108 0.000	2,076.334 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.188011 $13.338646 $12.059768 $10.000000	$14.521443 $14.188011 $13.338646 $12.059768	771.879 773.626 31.417 0.000	0.000 0.000 0.000 0.000
Equity Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.377733 $13.296581 $11.790798 $10.000000	$14.861114 $13.377733 $13.296581 $11.790798	74,468.299 72,053.982 7,587.414 4,315.248	0.000 0.000 0.000 0.000
International Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.738070 $10.891774 $11.669397 $10.000000	$10.868870 $10.738070 $10.891774 $11.669397	69,522.691 66,426.921 1,200.379 0.000	2,067.540 0.000 0.000 0.000
Mid-Cap Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.082434 $13.359458 $11.837451 $10.000000	$14.442511 $13.082434 $13.359458 $11.837451	27,262.601 28,199.234 1,680.922 527.155	0.000 0.000 0.000 0.000
REIT Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.692452 $11.512685 $8.906170 $10.000000	$12.587633 $11.692452 $11.512685 $8.906170	5,060.377 4,695.198 3,379.969 2,355.469	0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.132211 $10.084847 $9.975317 $10.000000	$10.340130 $10.132211 $10.084847 $9.975317	148,001.859 152,582.495 35,094.864 25,994.752	0.000 0.000 0.000 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Total Bond Market Index Portfolio(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097468 $10.129517 $9.628297 $10.000000	$10.280120 $10.097468 $10.129517 $9.628297	90,858.955 93,856.354 7,182.389 0.000	0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489780 $10.526946 $11.061553 $10.000000	$10.295749 $10.489780 $10.526946 $11.061553	12,246.320 10,270.504 3,083.767 0.000	0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.677197 $12.812448 $12.282561 $10.000000	$14.347877 $12.677197 $12.812448 $12.282561	4,163.729 5,135.840 5,133.402 0.000	0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(4)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
27

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%
28

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%
29

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica PrincipiumSM II Variable Annuity
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with your variable annuity prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.45%	1.45%
Base Benefit Designated Allocation Group B	1.10%	1.10%
Base Benefit Designated Allocation Group C	0.70%	0.70%
Death Benefit	0.40%	0.35%

GROWTH PERCENTAGE

5.50%*

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option**	Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	For policies with the Joint Life Option, the growth percentage will be 0.50% lower.
**	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Partners Variable Annuity SeriesSM
Transamerica AxiomSM II	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III	Transamerica Income EliteSM II
Transamerica LandmarkSM NY Variable Annuity	Transamerica LibertySM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity	Income EliteSM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Max® as described in the Retirement Income Max® Rider Fees, Retirement Income Max® – Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The rider fee growth and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	N/A**
59-64	4.20%	N/A**
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	For the single life option, the withdrawal percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s 59th birthday. For the joint life option, the withdrawal percentage is determined by the annuitant’s age, or the annuitant’s spouse’s age if younger, at the time of the first withdrawal.
**	Rider is not available for this age band of this option.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Partners Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica Income EliteSM II	333-186036
Transamerica LandmarkSM NY Variable Annuity	33-83560	Transamerica LibertySM NY Variable Annuity	333-187916
Transamerica AxiomSM NY Variable Annuity	333-187920	Income EliteSM Variable Annuity	333-187921
Transamerica PrincipiumSM II Variable Annuity	333-187918	Transamerica Variable Annuity I-Share	333-186035

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Transamerica Variable Annuity O-Share
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica Advisor EliteSM II	Transamerica PrincipiumSM III

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees; Transamerica Income Edge – Summary; Transamerica Income Edge – Withdrawal Percentage; and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2017 and May 31, 2017. The premium and rebalance allocation requirements and/or rider fee and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The premium and rebalance allocation requirements will not change for the life of your policy. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.25%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	20%	80%	25%	100%
Flexible Investment Options	0%	60%	0%	75%

*	The stable account is excluded from rebalancing

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option**	Rider Years 1-5 Withdrawal Percentage - Joint Life Option**	Rider Years 6+ Withdrawal Percentage - Single Life Option**	Rider Years 6+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.50%	5.00%	4.50%
65-79	5.00%	4.50%	6.00%	5.50%
≥ 80	6.00%	5.50%	7.00%	6.50%

**	The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the rider fee, premium and rebalance allocation requirements and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186033
Transamerica Variable Annuity O-Share	333-189436
Transamerica Variable Annuity I-Share	333-186035
Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186034

TRANSAMERICA VARIABLE ANNUITY I-SHARE
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity I-Share. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017
* Please note that the Transamerica Variable Annuity I-Share is not available for sale until on or about January 17, 2017.

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Diversified Income - Service Class(1)(2)	Transamerica Madison Diversified Income VP - Service Class(1)(2)
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Equity Index Portfolio	Equity Index Portfolio
International Portfolio	International Portfolio
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
REIT Index Portfolio	REIT Index Portfolio
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Wanger International	Wanger International
Wanger USA	Wanger USA
(1)	This subaccount will become available on or about June 1, 2017.
(2)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted Partial withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	110
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	114
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Transamerica Income Edge rider	115
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
1

separate account value—The portion of the policy value that is invested in the separate account.
stable account—A fixed account option, only available if you elect the Transamerica Income Edge rider, to which you must allocate a portion of your premium payments and policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

INTRODUCTION
How to buy this variable annuity*
√ Choose Between Qualified and Non-Qualified(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy(4) Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
I-Share	$1,000	$5,000	0 years	0.20%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. This variable annuity may not be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on you application or electronic order form.
√ Choose investment options
•	Subaccounts – Underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
(1)	Investment or other restrictions may apply.
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
* Please note that the Transamerica Variable Annuity I-Share is not available for sale until on or about January 17, 2017.
3

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered)(1)	0%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	0.05%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.20%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.10%
Annual Step-Up Death Benefit	0.40%
Fund Facilitation Fee	0.60%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.20%
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income Edge (annual charge - % of Withdrawal Base)	2.50%
4

*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.15%
Highest Gross	2.71%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered or annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 678
3 Years	$2,046
5 Years	$3,431
10 Years	$6,974
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Surrender Charge: This product does not have a surrender charge.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
5

3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
TA International Equity Index TA U.S. Equity Index	0.15%
AB Balanced Wealth Strategy Portfolio - Class B AB Growth and Income Portfolio – Class B Fidelity® VIP Balanced Portfolio – Service Class 2 Fidelity® - VIP Contrafund® Portfolio – Service Class 2 Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® VIP Value Strategies Portfolio – Service Class 2 State Street Total Return V.I.S. Fund - Class 3	0.20%
Wanger International Wanger USA	0.30%
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2 American Funds International Fund - Class 2	0.40%
Vanguard International Portfolio Vanguard Short-Term Investment-Grade Portfolio Vanguard Total Bond Market Index Portfolio Vanguard Equity Index Portfolio Vanguard Mid-Cap Index Portfolio Vanguard REIT Index Portfolio	0.60%
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue target. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee and the Fund Facilitation fee, but does not include any annual Optional Rider Charges. The death benefits are mutually exclusive.
6

OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
Transamerica Income Edge Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
7

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity I-Share.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
8

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
9

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
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If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money
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market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
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Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
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In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
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We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider requires you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
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If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
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Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
VANGUARD ® VARIABLE INSURANCE FUND	0.00%
WANGER ADVISORS TRUST	0.35%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 for Transamerica Life Insurance Company and $15,423,182.55 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
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Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
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Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
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Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
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•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
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The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
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TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
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Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some
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exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
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If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
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Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
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Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes.
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The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
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Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
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Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
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Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
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Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
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Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
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Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select–if you invest in certain investment options that satisfy the required allocations.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
		For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.
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Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)
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In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
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•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value . After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
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Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value . After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
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PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
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The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
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withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
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Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
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Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
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On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
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Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment if the withdrawal is greater than the cumulative interest in the GPO(s) of the fixed account;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
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If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
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On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
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Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
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•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
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Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-186031 for TLIC and 333-186035 for TFLIC).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
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The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal
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amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Transamerica Income Edge Rider
If you elect the Transamerica Income Edge Rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income Edge Rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income Edge Rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income Edge - Summary
You may elect to purchase the optional Transamerica Income Edge rider which, provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income Edge rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders.The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income Edge rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income Edge Rider are based on our claims-paying ability.
Under the Transamerica Income Edge rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
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Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income Edge rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income Edge rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
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The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
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•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the requied allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income Edge – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income Edge – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
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See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income Edge Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income Edge – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income Edge – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
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New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income Edge –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income Edge - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income Edge – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income Edge Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market.
Transamerica Income Edge - Joint Life Option
If you elect the Transamerica Income Edge rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
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Transamerica Income Edge Rider Fees
Transamerica Income Edge Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC).
In order to receive the rider fee: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
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Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income Edge Rider - Issue Requirements
We will not issue the Transamerica Income Edge rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law) and
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income Edge Rider - Termination
The Transamerica Income Edge rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
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•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
The Transamerica Income Edge rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income Edge rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. There is no excess interest adjustment upon annuitization. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge Rider will not terminate due to a misstatement of age.
Montana. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider and telephone transactions are not available. There is no excess interest adjustment.
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The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income Edge Rider fees cannot be deducted from the stable account,
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
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Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or
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lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or
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digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets,
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which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay TCI an “override” on sales of policies which is not passed through to any selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through investment advisory firms, bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
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Compensation to Broker-Dealers Selling the Policies. This policy is sold through investment advisors and may charge you a fee to manage the assets. The policies may also be offered to the public through broker-dealers (advisors and broker-dealers are referred to as “selling firms”). The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies.
There are no commission payments made by us or TCI to the selling firms. Any advisory or other ongoing fee payment is set by the selling firm and is independent of us and TCI. We are not responsible for any issues or disputes that arise out of any fee arrangement between you and any selling firm. We have not made any independent investigation of any selling firm not do we endorse any selling firm or make any representations regarding their qualifications.
If you have a fee deducted directly from the policy to pay a selling firm, you will be required to provide written authorization to us and your account value will be reduced when the payments are deducted. The fee will no longer be available for deduction after the contract is annuitized. You should be aware that payments to selling firms are separate from and in addition to any policy fees (see EXPENSES section). There may be tax consequences if you have a fee deducted directly from your policy to pay a selling firm. You should consult your tax advisor. Additionally, deductions from the contract for a fee to a selling firm may have negative consequences to any optional living benefit rider you have elected. You should consult your sales representative.
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are are described further below.
The sales representative who sells you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial
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Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus.  Please Note: We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM Rider owners.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Invests in high quality, U.S. dollar-denominated short-term money market instruments.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(3)	Transamerica International Equity Index VP - Service Class(3)	SSGA Funds Management, Inc.(3)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Diversified Income - Service Class(4)(5)	Transamerica Madison Diversified Income VP - Service Class(4)(5)	Madison Asset Management. LLC(4)(50
Investment Objective: High total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
81

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA U.S. Equity Index - Service Class(6)	Transamerica U.S. Equity Index VP - Service Class(6)	SSGA Funds Management, Inc.(6)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VANGUARD ® VARIABLE INSURANCE FUND
Equity Index Portfolio	Equity Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
International Portfolio	International Portfolio	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Investment Objective: Long-term capital appreciation.
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
REIT Index Portfolio	REIT Index Portfolio	Vanguard Equity Investment Group
Investment Objective: High level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio	Vanguard's Fixed Income Group
Investment Objective: Current income while maintaining limited price volatility.
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio	Vanguard's Fixed Income Group
Investment Objective: Track the performance of a broad, market-weighted bond index.
WANGER ADVISORS TRUST
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a
82

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(4)	This subaccount will become available on or about June 1, 2017.
(5)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
(6)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
83

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider.  See Appendix - Transamerica Income Edge Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds				A	B	C
AB Balanced Wealth Strategy Portfolio - Class B(2)(4)	√	√		√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3(2)(4)	√	√		√
TA AB Dynamic Allocation - Service Class	√	√				√
TA Aegon Government Money Market - Service Class	√	√	√			√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate Growth - Service Class(1)	√	√		√
TA Asset Allocation - Moderate - Service Class(1)	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√		√
TA BlackRock Smart Beta 50 - Service Class	√	√		√
TA BlackRock Smart Beta 75 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√			√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Equity Index - Service Class	√	√
TA International Moderate Growth - Service Class(1)	√	√		√
TA Janus Balanced - Service Class	√	√		√
TA Janus Mid-Cap Growth - Service Class	√	√
TA Jennison Growth - Service Class	√	√
84

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds				A	B	C
TA JPMorgan Core Bond - Service Class	√	√	√			√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√		√
TA MFS International Equity - Service Class	√	√
TA Madison Diversified Income - Service Class(2)(3)(4)	√	√	√		√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√		√
TA Market Participation Strategy - Service Class	√	√			√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√		√
TA Multi-Manager Alternative Strategies	√	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√		√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)(4)	√	√	√		√
TA Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA U.S. Equity Index - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Equity Index Portfolio	√	√
International Portfolio	√	√
Mid-Cap Index Portfolio	√	√
REIT Index Portfolio	√	√
Short-Term Investment-Grade Portfolio	√	√
Total Bond Market Index Portfolio	√	√
Wanger International	√	√
Wanger USA	√	√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal
85

Designated Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as a designated fund for the Retirement Income Choice® 1.6 rider on or about June 1, 2017.
(3)	This subaccount will be available as a designated fund for the Retirement Income Max® rider on or about June 1, 2017.
(4)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
86

APPENDIX
TRANSAMERICA INCOME EDGE Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income Edge Rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B(3)		√
AB Growth and Income Portfolio – Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
American Funds - International FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
Fidelity ® VIP Contrafund® Portfolio – Service Class 2		√
Fidelity ® VIP Mid Cap Portfolio – Service Class 2		√
Fidelity ® VIP Value Strategies Portfolio – Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3(3)		√
TA AB Dynamic Allocation - Service Class		√
TA Aegon Government Money Market - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Asset Allocation - Conservative - Service Class(1)		√
TA Asset Allocation - Growth - Service Class		√
TA Asset Allocation - Moderate Growth - Service Class(1)		√
TA Asset Allocation - Moderate - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Clarion Global Real Estate Securities - Service Class		√
TA International Equity Index - Service Class		√
TA International Moderate Growth - Service Class(1)		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Jennison Growth - Service Class		√
TA JPMorgan Core Bond - Service Class	√
87

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan Mid Cap Value - Service Class		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA MFS International Equity - Service Class		√
TA Madison Diversified Income - Service Class(2)(3)		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Market Participation Strategy - Service Class		√
TA Morgan Stanley Capital Growth - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA Multi-Manager Alternative Strategies		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities- Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA Torray Concentrated Growth - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
TA WMC US Growth - Service Class		√
Equity Index Portfolio		√
International Portfolio		√
Mid-Cap Index Portfolio		√
REIT Index Portfolio		√
Short-Term Investment-Grade Portfolio	√
Total Bond Market Index Portfolio	√
Wanger International		√
Wanger USA		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal
88

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as an Investment Option on or about June 1, 2017.
(3)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
89

APPENDIX
CONDENSED FINANCIAL INFORMATION
Because the separate accounts in the policy offered under this Transamerica Variable Annuity I-Share prospectus had not yet been sold or commenced operations as of December 31, 2016, no class of accumulation units have yet been derived. Accordingly, no condensed financial information is available as of the date of this Transamerica Variable Annuity I-Share prospectus.
90

APPENDIX
Excess Interest Adjustment Examples
Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
91

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.
92

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15
93

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
94

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
95

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
96

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
97

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
98

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
99

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
100

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
101

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
102

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
103

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
104

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
105

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.
106

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.
107

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:
108

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.
109

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
110

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
111

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
112

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
113

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
114

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income Edge rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income Edge rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied
115

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY I-SHARE
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity I-Share variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
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such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods
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of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
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Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in-capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. TCI paid no amounts in commissions in connection with the sale of the Policies.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
11

After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are referenced in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
12

APPENDIX
CONDENSED FINANCIAL INFORMATION
Because the separate accounts in the policy offered under this Transamerica Variable Annuity I-Share prospectus had not yet been sold or commenced operations as of December 31, 2016, no class of accumulation units have yet been derived. Accordingly, no condensed financial information is available as of the date of this Transamerica Variable Annuity I-Share statement of additional information.
13

FINANCIAL STATEMENTS AND SCHEDULES –

STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015, and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company (“the Company”), which comprise the statutory balance sheets as of December 31, 2016 and 2015 and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for the years ended December 31, 2016, 2015 and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298-2000, F: (312) 298-2001, www.pwc.com

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years ended December 31, 2016, 2015 and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2017

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298-2000, F: (312) 298-2001, www.pwc.com

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$420,915	$319,700
Bonds	6,401,964	6,851,692
Preferred stocks	4,552	3,269
Common stocks:
Affiliated entities (cost: 2016 - $3,544; 2015 - $4,227)	3,025	3,573
Unaffiliated entities (cost: 2016 - $0; 2015 - $134)	—	124
Mortgage loans on real estate	1,243,156	950,309
Real estate: Properties held for sale	3,600	—
Policy loans	122,026	119,525
Receivables for securities	927	1,328
Securities lending reinvested collateral assets	307,732	433,653
Derivatives	85,941	63,966
Receivable for derivative cash collateral posted to counterparty	280	12,353
Other invested assets	226,054	192,035

Total cash and invested assets	8,820,172	8,951,527
Accrued investment income	85,930	86,000
Premiums deferred and uncollected	13,792	16,461
Current federal income tax recoverable	39,091	12,143
Net deferred income tax asset	48,911	54,458
Reinsurance receivables	16,370	18,233
Other assets	12,722	26,901
Separate account assets	23,281,407	22,369,554

Total admitted assets	$32,318,395	$31,535,277

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,209,435	$1,116,951
Annuity	5,775,761	5,775,613
Accident and health	153,469	152,756
Policy and contract claim reserves:
Life	19,869	17,125
Annuity	686	937
Accident and health	21,459	32,821
Liability for deposit-type contracts	55,021	59,701
Other policyholders’ funds	2,131	1,478
Commissions & expense allowances payable on reins assum	16,177	12,327
Transfers from separate accounts due or accrued	(363,988)	(195,550)
Unearned investment income	8,769	—
Remittances and items not allocated	339,062	144,319
Asset valuation reserve	124,698	117,572
Interest maintenance reserve	62,056	68,341
Derivatives	99,747	46,478
Payable for derivative cash collateral	42,500	28,953
Payable for securities	774	79,477
Payable for securities lending	307,732	433,653
Borrowed money	20,005	31,526
Payable to parent, subsidiaries and affiliates	12,714	26,231
Other liabilities	36,606	47,630
Separate account liabilities	23,281,407	22,369,552

Total liabilities	31,226,090	30,367,891
Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	—	150,000
Paid-in surplus	933,659	933,659
Special surplus funds	9,509	8,653
Unassigned surplus	146,534	72,471

Total capital and surplus	1,092,305	1,167,386

Total liabilities and capital and surplus	$32,318,395	$31,535,277

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$178,751	$163,715	$145,665
Annuity	5,469,296	5,524,045	5,180,015
Accident and health	127,213	125,234	113,966
Net investment income	395,527	401,084	410,350
Amortization of interest maintenance reserve	12,802	14,464	16,342
Commissions and expense allowances on reinsurance ceded	95,424	76,294	50,250
Income from fees associated with investment management, administration and contract guarantees for separate accounts	180,835	178,533	168,948
Income from fees associated with investment management, administration and contract guarantees for general accounts	51,462	60,118	38,954
Other income	39,786	37,333	34,810

	6,551,096	6,580,820	6,159,300
Benefits and expenses:
Benefits paid or provided for:
Life benefits	73,456	76,149	62,203
Annuity benefits	121,979	127,894	124,851
Accident and health benefits	58,684	74,781	63,638
Surrender benefits	5,651,094	5,009,782	5,462,477
Other benefits	10,097	9,958	10,037
Increase (decrease) in aggregate reserves for policies and contracts:
Life	92,483	67,393	304,220
Annuity	148	(282,017)	(456,213)
Accident and health	713	15,812	3,482

	6,008,655	5,099,752	5,574,695
Insurance expenses:
Commissions	164,667	185,806	183,813
General insurance expenses	134,108	148,335	152,242
Taxes, licenses and fees	15,996	13,337	10,334
Net transfers to (from) separate accounts	(79,281)	783,118	101,563
Experience refunds	239	100	567
Interest on surplus notes	9,167	9,375	9,375
Other expenses	(5,397)	(4,328)	(3,819)

	239,499	1,135,743	454,075

Total benefits and expenses	6,248,154	6,235,495	6,028,770

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$302,942	$345,325	$130,530

5

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

Federal income tax expense (benefit)	$42,388	$54,965	$73,027

Gain (loss) from operations before and net realized capital gains (losses) on investments	260,554	290,360	57,503
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(35,577)	(30,484)	(33,574)

Net income (loss)	$224,977	$259,876	$23,929

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

					Special	Unassigned	Total
	Common	Preferred	Surplus	Paid-in	Surplus	(Deficit)	Capital and
	Stock	Stock	Notes	Surplus	Funds	Surplus	Surplus
Balance at January 1, 2014	$2,143	$460	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income (loss)	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign gains/losses, net of tax	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	24,045	24,045
Surplus withdrawn from separate account	—	—	—	—	—	(1)	(1)
Change in net deferred income tax asset	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	(8,281)	(8,281)
Dividends to stockholders	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income (loss)	—	—	—	—	(106)	259,982	259,876
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	2,413	2,413
Change in net deferred income tax asset	—	—	—	—	—	(22,410)	(22,410)
Change in nonadmitted assets	—	—	—	—	—	13,526	13,526
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(2,468)	(2,468)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(1,142)	(1,142)
Change in asset valuation reserve	—	—	—	—	—	(5,569)	(5,569)
Change in surplus in separate accounts	—	—	—	—	—	(2)	(2)
Change in surplus as a result of reinsurance	—	—	—	—	—	(34,253)	(34,253)
Cumulative effect of changes in accounting principles	—	—	—	—	—	(282)	(282)

Balance at December 31, 2015	$2,143	$460	$150,000	$933,659	$8,653	$72,471	$1,167,386

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

					Special		Total
	Common	Preferred	Surplus	Paid-in	Surplus	Unassigned	Capital and
	Stock	Stock	Notes	Surplus	Funds	Surplus	Surplus
Balance at December 31, 2015	$2,143	$460	$150,000	$933,659	$8,653	72,471	$1,167,386
Net income (loss)	—	—	—	—	856	224,121	224,977
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(20,924)	(20,924)
Change in net deferred income tax asset	—	—	—	—	—	3,541	3,541
Change in other nonadmitted assets	—	—	—	—	—	4,751	4,751
Change in asset valuation reserve	—	—	—	—	—	(7,126)	(7,126)
Change in surplus as a result of reinsurance	—	—	—	—	—	(61,046)	(61,046)
Change in surplus notes	—	—	(150,000)	—	—	—	(150,000)
Dividends to stockholders	—	—	—	—	—	(70,000)	(70,000)
Other changes, net	—	—	—	—	—	746	746

Balance at December 31, 2016	$2,143	$460	$—	$933,659	$9,509	$146,534	$1,092,305

See accompanying notes.

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	$5,778,926	$5,809,547	$5,437,362
Net investment income received	400,563	408,238	421,203
Miscellaneous income	304,792	315,661	287,549
Benefit and loss related payments	(5,921,651)	(5,288,477)	(5,724,166)
Net transfers to separate accounts	(89,156)	(806,817)	(141,346)
Commissions, expenses paid, and other deductions	(315,012)	(352,330)	(355,492)
Federal income taxes paid	(72,571)	(66,187)	(88,377)

Net cash provided by (used in) operating activities	85,891	19,635	(163,267)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,879,956	2,273,822	1,517,656
Stocks	897	1,560	2,000
Mortgage loans	58,315	146,025	118,566
Other invested assets	57,692	43,477	29,682
Securities lending reinvested collateral assets	125,921	37,639	—
Miscellaneous proceeds	14,507	1,752	6,006

Total investment proceeds	2,137,288	2,504,275	1,673,910
Costs of investments acquired:
Bonds	(1,420,519)	(1,819,135)	(1,126,261)
Common stocks	(1,331)	—	(100)
Preferred stocks	—	—	(2,024)
Mortgage loans	(355,434)	(365,923)	(297,607)
Other invested assets	(98,809)	(167,119)	(6,139)
Payable for securities	(78,703)	79,476	—
Securities lending reinvested collateral assets	—	—	(40,614)
Derivatives	(16,280)	—	—
Miscellaneous applications	1,206	(33,830)	(25,971)

Total cost of investments acquired	(1,969,870)	(2,306,531)	(1,498,716)
Net increase (decrease) in policy loans	(2,501)	(3,132)	(2,180)

Net cost of investments acquired	(1,972,371)	(2,309,663)	(1,500,896)

Net cash provided by (used in) investing activities	164,917	194,612	173,014

9

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(8,341)	$(1,266)	$(869)
Change in:
Borrowed funds	(11,475)	(43,385)	54,845
Surplus notes	(150,000)	—	—
Payable to parent, subsidiaries and affiliates	(13,516)	5,583	20,137
Payable for securities lending	(125,921)	(37,639)	40,614
Other cash (used) provided	229,660	(79,836)	140,507
Dividends paid to stockholders	(70,000)	—	(150,000)

Net cash (used in) provided by financing and miscellaneous activities	(149,593)	(156,543)	105,234

Net increase (decrease) in cash, cash equivalents and short-term investments	101,215	57,704	114,981
Cash, cash equivalents and short-term investments:
Beginning of year	319,700	261,996	147,015

End of year	$420,915	$319,700	$261,996

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by AEGON USA, LLC (AEGON). On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly-owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, AEGON received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, AEGON received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $100 and $410, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,693,209, $4,948,619 and $4,687,960 in 2016, 2015 and 2014, respectively. In addition, the Company received $180,835, $178,533, and $168,948 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$76,171	$43,008	$33,163
2015 and prior	47,976	(16,259)	27,038	4,680

	47,976	$59,912	$70,046	37,843

Active life reserve	137,601			137,085

Total accident and health reserves	$185,577			$174,928

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$74,428	$34,235	$40,193
2014 and prior	43,111	(7,098)	28,230	7,783

	43,111	$67,330	$62,465	47,976

Active life reserve	111,952			137,601

Total accident and health reserves	$155,063			$185,577

The Company’s unpaid claims reserve was decreased by $16,259 and $7,098 for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 and 2015 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $747 and $696, respectively. The Company incurred $1,320 and paid $1,264 of claim adjustment expenses during 2016, of which $602 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,268 and paid $1,312 of claim adjustment expenses during 2015, of which $657 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact the financial position and results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard did not impact the Company’s results of operations or financial position.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $745 net of tax relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the Statement of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers, and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31 2016
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$328,733	$328,734	$—	$328,733	$—
Bonds	6,714,779	6,401,964	577,129	5,967,691	169,959
Preferred stocks, other than affiliates	4,498	4,552	—	4,498	—
Mortgage loans on real estate	1,229,443	1,243,156	—	—	1,229,443
Other invested assets	23,631	20,693	—	23,401	230
Interest rate swaps	75,010	75,010	—	75,010	—
Currency swaps	1,589	2,150	—	1,589	—
Credit default swaps	8,327	6,399	—	8,327	—
Equity swaps	2,382	2,382	—	2,382	—
Policy loans	122,026	122,026	—	122,026	—
Securities lending reinvested collateral	307,732	307,732	—	307,732	—
Separate account assets	23,248,326	23,255,130	15,666,535	7,581,791	—
Liabilities
Investment contract liabilities	5,518,487	5,158,420		3,036	5,515,452
Interest rate swaps	86,436	86,910	—	44,095	42,341
Credit default swaps	(778)	5,498	—	(778)	—
Equity swaps	7,339	7,339	—	7,339	—
Payable to parent, subsidiaries and affiliates	12,714	12,714	—	12,714	—
Separate account annuity liabilities	22,638,491	22,638,491	—	17,049,972	5,588,519

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$171,797	$171,797	$—	$171,797	$—
Short-term notes receivable from affiliates	175,000	175,000	—	175,000	—
Bonds	7,076,222	6,851,692	683,277	6,206,728	186,217
Preferred stocks, other than affiliates	3,340	3,269	—	3,340	—
Common stocks, other than affiliates	124	124	124	—	—
Mortgage loans on real estate	960,243	950,309	—	—	960,243
Other invested assets	23,822	20,905	—	23,379	443
Interest rate swaps	51,173	51,173	—	47,855	3,318
Currency swaps	1,734	1,817	—	1,734	—
Credit default swaps	7,753	5,704	—	7,753	—
Equity swaps	5,272	5,272	—	5,272	—
Policy loans	119,525	119,525	—	119,525	—
Securities lending reinvested collateral	433,646	433,653	—	433,646	—
Separate account assets	22,336,195	22,366,990	14,045,139	8,290,423	633
Liabilities
Investment contract liabilities	5,231,355	5,142,489	—	2,072	5,229,283
Interest rate swaps	28,933	40,826	—	28,933	—
Credit default swaps	61	4,473	—	61	—
Equity Swaps	1,179	1,179	—	1,179	—
Payable to parent, subsidiaries and affiliates	26,231	26,231	—	26,231	—
Separate account annuity liabilities	21,855,736	21,855,772	—	15,793,441	6,062,295
Surplus notes	174,579	150,000	—	174,579	—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$155	$1,344	$1,499

Total bonds	—	155	1,344	1,499
Short-term investments
Government	—	57,545	—	57,545
Industrial and miscellaneous	—	270,723	—	270,723
Intercompany notes receivable	—	20,000	—	20,000
Sweep accounts	—	465	—	465

Total short-term	—	348,733	—	348,733
Securities lending reinvested collateral	—	281,659	—	281,659
Derivative assets	—	77,392	—	77,392
Separate account assets	15,484,245	2,002,722	—	17,486,968

Total assets at fair value	$15,484,245	$2,710,661	$1,344	$18,196,251

Liabilities:
Derivative liabilities	$—	$46,756	$42,341	$89,097

Total liabilites at fair value	$—	$46,756	$42,341	$89,097

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$394	$1,630	$2,024

Total bonds	—	394	1,630	2,024
Common stock
Industrial and miscellaneous	124	—	—	124

Total common stock	124	—	—	124
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	44,097	—	44,097
Money market mutual fund	—	112,007	—	112,007
Sweep accounts	—	15,692	—	15,692

Total short-term	—	171,797	—	171,797
Securities lending reinvested collateral	—	290,629	—	290,629
Derivative assets	—	53,127	3,318	56,445
Separate account assets	14,026,711	2,211,504	—	16,238,215

Total assets at fair value	$14,026,835	$2,727,451	$4,948	$16,759,234

Liabilities:
Derivative liabilities	$—	$34,605	$—	$34,605

Total liabilites at fair value	$—	$34,605	$—	$34,605

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate Account assets and liabilities are valued and classified in the same way as general accounts assets and liabilities (described above).

During 2016 and 2015, there were no transfers between Level 1 and 2, respectively.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets classified in Level 3 for 2016 and 2015:

	Balance at January 1, 2016	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$335	$333	$(21)	$19
Other	1,295	—	23	221
Derivatives	3,318	—	7,536	(45,659)

Total	$4,948	$333	$7,538	$(45,419)

	Purchases	Sales	Settlements	Balance at December 31, 2016
Bonds
RMBS	$—	$—	$—	$—
Other	—	—	195	1,344
Derivatives	—	—	7,536	(42,341)

Total	$—	$—	$7,731	$(40,997)

	Balance at January 1, 2015	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$349	$—	$(62)	$48
Other	8,086	5,838	(383)	142
Derivatives	—	—	—	—

Total	$8,435	$5,838	$(445)	$190

	Purchases	Issuances	Settlements	Balance at December 31, 2015
Bonds
RMBS	$—	$—	$—	$335
Other	—	—	712	1,295
Derivatives	3,318	—	—	3,318

Total	$3,318	$—	$712	$4,948

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s policy is to recognize transfers in and out of level 3 as of the beginning of the reporting period.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015, subsequently changing to being carried at amortized cost during 2016.

Other nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has one property held for sale. The property is carried at fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$491,592	$76,102	$—	$3,767	$563,927
State, municipal and other government	103,905	9,498	—	1,447	111,956
Hybrid securities	94,244	2,163	10,127	206	86,075
Industrial and miscellaneous	4,648,771	255,537	23,365	35,979	4,844,963
Mortgage and other asset-backed securities	1,063,452	56,702	3,559	8,736	1,107,858

	6,401,964	400,002	37,051	50,135	6,714,779
Unaffiliated preferred stocks	4,552	101	—	155	4,498

	$6,406,516	$400,103	$37,051	$50,290	$6,719,277

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$590,717	$77,946	$2,029	$5,365	$661,268
State, municipal and other government	124,262	8,764	462	3,547	129,017
Hybrid securities	97,931	1,868	13,727	3,438	82,634
Industrial and miscellaneous	4,682,570	238,251	56,816	68,292	4,795,714
Mortgage and other asset-backed securities	1,356,212	63,921	8,142	4,402	1,407,589

	6,851,692	390,750	81,176	85,044	7,076,222
Unaffiliated preferred stocks	3,269	138	—	68	3,340

	$6,854,961	$390,888	$81,176	$85,112	$7,079,562

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 96 and 115 securities with a carrying amount of $442,713 and $600,374 and an unrealized loss of $37,051 and $81,176 with an average price of 91.6 and 86.5 (fair value/amortized cost). Of this portfolio, 61.3% and 77.3% were investment grade with associated unrealized losses of $20,301 and $49,579, respectively.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 328 and 396 securities with a carrying amount of $1,294,335 and $1,852,998 and an unrealized loss of $50,290 and $85,112 with an average price of 96.1 and 95.4 (fair value/amortized cost). Of this portfolio, 93.8% and 86.5% were investment grade with associated unrealized losses of $44,580 and $52,689, respectively.

At December 31, 2016 and 2015, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2016, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2015, for common stocks that had been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$67,938	$67,938
State, municipal and other government	—	14,809	14,809
Hybrid securities	51,909	7,149	59,058
Industrial and miscellaneous	284,790	839,181	1,123,971
Mortgage and other asset-backed securities	68,963	311,816	380,779

	405,662	1,240,893	1,646,555
Unaffiliated preferred stocks	—	3,152	3,152

	$405,662	$1,244,045	$1,649,707

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$97,431	$97,938	$195,369
State, municipal and other government	3,306	34,287	37,593
Hybrid securities	35,431	20,666	56,097
Industrial and miscellaneous	249,044	1,244,210	1,493,254
Mortgage and other asset-backed securities	133,986	368,829	502,815

	$519,198	$1,765,930	$2,285,128

Unaffiliated preferred stocks	—	1,956	1,956
Unaffiliated common stocks	—	124	124

	$519,198	$1,768,010	$2,287,208

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$306,265	$311,697
Due after one year through five years	2,103,103	2,190,077
Due after five years through ten years	1,106,209	1,124,860
Due after ten years	1,822,935	1,980,287

	5,338,512	5,606,921
Mortgage and other asset-backed securities	1,063,452	1,107,858

	$6,401,964	$6,714,779

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security
44965TAA5	$1,462	$1,347	$1,463	NO
912810QV3	39,979	40,972	42,855	NO
912810RA8	49,933	57,905	52,869	NO
912810RL4	24,893	26,867	25,602	NO
912810RR1	1,925	1,800	1,931	NO

Total	$118,192	$128,891	$124,720

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type.

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	1	$3,963	$3,920

Total	1	$3,963	$3,920

December 31, 2015
Bonds, amortized cost	1	$3,961	$3,960

Total	1	$3,961	$3,960

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2016 and 2015.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$10,457	$390	$10,067	$9,318
2nd quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—
3rd quarter present value of cash flows expected to be less than the amortized cost basis	13,293	462	12,831	12,354
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,978	43	3,934	3,947

Aggregate total	$27,728	$895	$26,832	$25,619

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$13,287	$890	$12,397	$11,082
2nd quarter present value of cash flows expected to be less than the amortized cost basis	14,183	1,751	12,433	11,025
3rd quarter present value of cash flows expected to be less than the amortized cost basis	1,356	631	724	664
4th quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—

Aggregate total	$28,826	$3,272	$25,554	$22,771

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
759676AJ8	$4,284	$4,173	$112	$4,173	$3,875	1Q 2016
75970JAJ5	5,642	5,387	255	5,387	4,971	1Q 2016
75970QAH3	530	507	23	507	472	1Q 2016
14984WAA8	4,650	4,306	344	4,306	3,744	3Q 2016
126380AB0	8,643	8,525	118	8,525	8,610	3Q 2016
759676AJ8	3,978	3,934	43	3,934	3,947	4Q 2016

			$895

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$3,559	$8,888
The aggregate related fair value of securities with unrealized losses	68,963	312,042

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$8,971	$4,402
The aggregate related fair value of securities with unrealized losses	135,616	368,829

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$321,213	$333,020	$358,641
Preferred stocks	148	198	194
Mortgage loans on real estate	47,305	37,235	37,297
Policy loans	7,319	7,211	7,107
Cash, cash equivalents and short-term investments	2,412	479	244
Derivatives	21,572	18,678	17,636
Other invested assets	(308)	2,183	3,742
Other	13,144	19,310	38

Gross investment income	412,805	418,314	424,899
Less investment expenses	17,277	17,230	14,549

Net investment income	$395,528	$401,084	$410,350

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$1,682,509	$1,835,590	$1,024,169

Gross realized gains	$26,490	$26,268	$12,628
Gross realized losses	(15,183)	(31,950)	(15,724)

Net realized capital gains (losses)	$11,307	$(5,682)	$(3,096)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $8,093, $8,067 and $3,999, respectively.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2016	2015	2014
Bonds	$3,214	$(14,825)	$(7,095)
Preferred stocks	—	1,077	—
Common stocks	32	(68)	522
Mortgage loans on real estate	(698)	21	—
Cash, cash equivalents and short-term investments	9	(11)	1
Derivatives	(16,280)	(18,751)	(25,808)
Other invested assets	(12,505)	8,099	7,828

	(26,228)	(24,458)	(24,552)
Federal income tax effect	(2,833)	(3,518)	(5,405)
Transfer to interest maintenance reserve	(6,516)	(2,507)	(3,617)

Net realized capital (losses) gains on investments	$(35,577)	$(30,483)	$(33,574)

At December 31, 2016 and 2015, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2016, 2015 and 2014. The Company often has other-than-temporarily impaired a security prior to the restructure date. These other-than-temporary impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$4,433	$(2,493)	$7,613
Common stocks	10	(140)	(208)
Affiliated entities	136	(294)	(366)
Cash, cash equivalents and short-term investments	(9)	—	—
Derivatives	(30,961)	9,972	40,517
Other invested assets	10,833	(8,190)	(4,548)

Change in unrealized capital (losses) gains, before taxes	(15,558)	(1,145)	43,008
Taxes on unrealized capital (losses) gains	5,366	(3,558)	1,124

Change in unrealized capital (losses) gains, net of tax	$(20,924)	$2,413	$41,884

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit quality of mortgage loans by type of property for the year ended December 31, 2016 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$493,886	$493,886
A	10,795	637,553	648,348
BBB	2,486	86,810	89,296
BB	—	11,626	11,626

	$13,281	$1,229,875	$1,243,156

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016 and 2015, respectively, the Company issued mortgage loans with a maximum interest rate of 6.23% and 5.30%, and a minimum interest rate of 3.60% and 3.51% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination or acquisitions was 79%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 73%. During 2016 and 2015, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2016, the Company issued one farm mortgage loan with an interest rate of 4.40%.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2016	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded Investment (All)
(a) Current	$10,795	$—	$—	$—	$1,229,875	$—	$1,240,670
(b) 30-59 Days Past Due	2,486	—	—	—	—	—	2,486
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2015	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded Investment (All)
(a) Current	$7,828	$—	$—	$—	$937,916	$1,992	$947,736
(b) 30-59 Days Past Due	2,572	—	—	—	—	—	2,572
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2016 or 2015. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2016, 2015 or 2014.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. No mortgage loan foreclosures occurred during 2015. At December 31, 2016 and 2015, the company held a mortgage loan loss reserve in the AVR of $12,888 and $9,171, respectively

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2016	2015		2016	2015
South Atlantic	26%	24%	Apartment	51%	52%
Pacific	23	22	Retail	16	16
Middle Atlantic	12	9	Industrial	12	14
Mountain	11	14	Office	12	13
W. North Central	10	12	Medical	4	4
W. South Central	9	12	Other	4	—
E. North Central	5	4	Agricultural	1	1
E. South Central	4	3
New England	—	—

During 2016 the Company recognized $10,869 of impairment writes downs for its investments in joint ventures and limited partnerships. During 2015 and 2014, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2016, the Company had ownership interest in seven LIHTC investments. The remaining years of unexpired tax credits ranged from eight to thirteen and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2019 is $146,694. LIHTC tax credits recognized in 2016 was $2,416, and other LIHTC tax benefits recognized in 2016 was $1,231. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from one to nine and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from two to ten years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2016	2015
Fair value - positive	$89,939	$77,911
Fair value - negative	(95,627)	(42,152)

For the years ended December 31, 2016, 2015 and 2014, the Company recorded unrealized gains (losses) of $(11,706), $17,627 and $8,313, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 or 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gain (losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Swaps:
Interest rate	$30,336	$(10,391)	$310
Credit	861	24	(676)
Total return	(26,807)	(638)	(823)

Total swaps	$4,390	$(11,005)	$(1,189)

Foreign currency forwards	—	931	493
Futures—net positions	(20,669)	(8,677)	(25,113)
Lehman settlements	108	139	—

Total realized (losses) gains	$(16,171)	$(18,612)	$(25,809)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year End December 31
	2016	2015	2014
Replicated assets	$644,760	$666,362	$628,483
Credit default	9,105	7,691	14,591

Credit gain (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	Year End December 31
	2016	2015	2014
Capital gains (losses)	$861	$23	$676

As stated in Note 1, the Company replicates investment grade corporate bonds or sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2016, credit default swaps, used in replicating corporate bonds or sovereign debt are as follows:

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51410,SWAP, USD 1 / (USD 0), :US168863A S74	3/20/2017	$10,000	$16
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	11,000	17
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	12,000	17
51413,SWAP, USD 1 / (USD 0), :US168863A S74	3/20/2017	10,000	16
51414,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	20,000	87
51415,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	20,000	87
43375,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	5,000	22
51416,SWAP, USD 1 / (USD 0), :US836205A J33	9/20/2017	8,500	46
43612,SWAP, USD 1 / (USD 0), :US455780A Q93	9/20/2017	2,000	8
46535,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2017	15,000	130
59021,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
59022,SWAP, USD 1 / (USD 0), :US084664BN 03	12/20/2017	25,000	192
49133,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
49374,SWAP, USD 1 / (USD 0), :US246688A F27	12/20/2017	10,000	90
49893,SWAP, USD 1 / (USD 0), :US29250R AC07	12/20/2017	10,000	35
50058,SWAP, USD 1 / (USD 0), :US444859A U63	12/20/2017	10,000	88
50222,SWAP, USD 1 / (USD 0), :US293791A D17	12/20/2017	10,000	70
60228,SWAP, USD 1 / (USD 0), :US026874A Z07	6/20/2018	5,000	59
78320,SWAP, USD 5 / (USD 0), :DE000A0TK UU3	6/20/2019	10,000	1,130
78183,SWAP, USD 5 / (USD 0), :US125581GL 68	6/20/2019	5,000	521
79113,SWAP, USD 5 / (USD 0), :US37045V AC46	6/20/2019	10,000	1,034
79606,SWAP, USD 5 / (USD 0), :US459745GF 62	6/20/2019	10,000	1,038

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

111718,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	2,800	(93)
111728,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111731,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
111734,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	1,400	(21)
111737,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	1,400	(37)
111743,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111831,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,400	15
111841,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	1,400	(4)
111844,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111897,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
112137,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	2,800	6
112152,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
112227,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	2,800	(2)
112303,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	1,400	(7)
112327,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	1,400	(7)
112339,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	6,650	(421)
112364,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,400	(15)
112430,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	1,400	3
112572,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	1,400	(37)
113397,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	1,400	22
113436,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	1,400	(7)
116039,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	6,665	7
116934,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,200	7
120678,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	10,000	1,421
119324,SWAP, USD 1 / (USD 0), :US59156RAX61	9/20/2020	15,000	203
133645,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	3,600	(28)
133654,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	1,800	(17)
133657,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	1,800	15
133739,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	5,000	40
133742,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133878,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133888,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,000	1
134317,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
134318,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	2,500	(1)
134822,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	8,000	(66)
134929,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
137181,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	2,500	18
151442,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
151679,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	20,000	(296)
151451,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	5,000	(74)
153790,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	10,000	153
164370,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	10,000	164
173566,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	15,000	2,390
186523,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	840	(29)
186527,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	560	(3)
164834,SWAP, USD 1 / (USD 0), :US74432QAB14	9/20/2020	20,000	299
164835,SWAP, USD 1 / (USD 0), :US36962G3H54	9/20/2023	20,000	437

		$503,815	$9,104

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$10,508	$544,124
Receive fixed—pay floating	15,902	—
Interest rate swaps:
Receive fixed—pay fixed	1,210,884	364,069
Receive fixed—pay floating	1,514,250	1,335,250
Receive floating—pay fixed	1,654,500	909,500
Receive floating—pay floating	425,236	308,735

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

Gross Restricted (Admitted & Nonadmitted)
2016
			G/A Supporting	Total S/A	S/A Assets
		Total General	Separate Account	Restricted	Supporting G/A
	Restricted Asset Category	Account (G/A)	(S/A) Activity	Assets	Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	—
b.	Collateral held under security lending agreements	307,744	—	—	—	307,744
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	20,325	—	—	—	20,325
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—
i.	FHLB capital stock	—	—	—	—	—
j.	On deposit with states	2,613	—	—	—	2,613
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—
m.	Pledged as collateral not captured in other categories	80,398	—	—	—	80,398
n.	Other restricted assets	—	—	—	—	—

o.	Total Restricted Assets	$411,080	$—	$—	$—	411,080

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross (Admitted & Nonadmitted) Restricted				Percentage
						Gross (Admitted &	Admitted
						Nonadmitted)	Restricted to
					Total Admitted	Restricted	Total
		Total As of	Increase/	Total Nonadmitted	Restricted	to Total	Admitted
	Restricted Asset Category	12/31/15	(Decrease)	Restricted	(5 minus 8)	Assets	Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	433,773	(126,029)	—	307,744	0.95%	0.95%
c.	Subject to repurchase agreements	—	—	—	—	0.00%	0.00%
d.	Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
e.	Subject to dollar repurchase agreements	31,307	(10,982)	—	20,325	0.06%	0.06%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
g.	Placed under option contracts	—	—	—	—	0.00%	0.00%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,792	(1,792)	—	—	0.00%	0.00%
i.	FHLB capital stock	—	—	—	—	0.00%	0.00%
j.	On deposit with states	2,621	(8)	—	2,613	0.01%	0.01%
k.	On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	0.00%	0.00%
m.	Pledged as collateral not captured in other categories	35,958	44,440	—	80,398	0.25%	0.25%
n.	Other restricted assets	—	—	—	—	0.00%	0.00%

o.	Total Restricted Assets	$505,451	$(94,371)	$—	$411,080	1.27%	1.27%

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	Current Year
	1	2	3	4	5
			Total Separate
			Account (S/A)	S/A Assets
	Total General	G/A Supporting	Restricted	Supporting G/A	Total
Description of Assets	Account (G/A)	S/A Activity (a)	Assets	Activity (b)	(1 plus 3)
Derivatives	$80,398	$—	$—	$—	80,398
Secured Funding Agreements	—	—	—	—	—
AMBAC	—	—	—	—	—

Total (c)	$80,398	$—	$—	$—	80,398

	Gross (Admitted & Nonadmitted) Restricted			Percentage
	6	7	8	9	10
				Gross	Admitted
				(Admitted &	Restricted to
		Increase/	Total Current	Nonadmitted)	Total
	Total as of	(Decrease)	Year Admitted	Restricted to	Admitted
Description of Assets	12/31/2015	(5 minus 6)	Restricted	Total Assets	Assets
Derivatives	$35,958	$44,440	$80,398	0.25%	0.25%
Secured Funding Agreements	—	—	—	0.00%	0.00%
AMBAC	—	—	—	0.00%	0.00%

Total (c)	$35,958	$44,440	$80,398	0.25%	0.25%

(a)	Subset of column 1
(b)	Subset of column 3
(c)	Total Line for Columns 1 through 7 should equal 5H(1)m Columns 1 through 7 respectively and Total Line for Columns 8 through

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

	1	2	3	4
	Book Adjusted		% of BACV to Total
	Carrying Value		Assets (Admitted	% of BACV to Total
Collateral Assets	((BACV)	Fair Value	and Nonadmitted*)	Admited Assets **
a. Cash	$49,719	$49,719	0.55%	0.55%
b. Schedule D, Part 1	—	—	—	—
c. Schedule D, Part 2, Section 1	—	—	—	—
d. Schedule D, Part 2, Section 2	—	—	—	—
e. Schedule B	—	—	—	—
f. Schedule A	—	—	—	—
g. Schedule BA, Part 1	—	—	—	—
h. Schedule DL, Part 1	307,732	307,732	3.38%	3.41%
i. Other	12,736	12,736	0.14%	0.14%

j. Total Collateral Assets	$370,187	$370,187	4.07%	4.10%

*	Column 1 divided by Asset Page, Line 26 (Column 1)
**	Column 1 divided by Asset Page, Line 26 (Column 3)

		12
		% of Liability to
	Amount	Total Liabilities*
k. Recognized Obligation to
Return Collateral Asset	370,236	4.66%

*	Column 1 divided by Liability Page, Line 26 (Column 1)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$5,786,774	$5,821,086	$5,452,910
Reinsurance assumed—non affiliates	529,283	510,492	550,438
Reinsurance assumed—affiliates	50	65	41
Reinsurance ceded—non affiliates	(341,356)	(317,940)	(357,388)
Reinsurance ceded—affiliates	(199,490)	(200,709)	(206,355)

Net premiums earned	$5,775,260	$5,812,994	$5,439,646

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2016 and 2015 of $1,577,030 and $1,579,551, respectively.

The Company received reinsurance recoveries in the amounts of $430,476, $427,569 and $447,903 during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $174,979 and $156,350, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $2,281,757 and $2,079,702, respectively.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2016, 2015 and 2014.

During 2016, 2015 and 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $93,916 ($61,046 after tax), $52,697 ($34,253 after tax) and $12,740 ($8,281 after tax), respectively.

The Company is reviewing historical treaty language of yearly renewable treaty agreements with the New York Department of Financial Service under an interpretation which would result in higher gross reserves. These reinsurance contracts are fully ceded and would not impact the capital and surplus of the Company.

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 is comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$109,009	$15,603	$124,612
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	109,009	15,603	124,612
Deferred Tax Assets Nonadmitted	47,310	—	47,310

Subtotal (Net Deferred Tax Assets)	61,699	15,603	77,302
Deferred Tax Liabilities	16,273	12,118	28,391

Net Admitted Deferred Tax Assets	$45,426	$3,485	$48,911

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$112,987	$18,660	$131,647
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	112,987	18,660	131,647
Deferred Tax Assets Nonadmitted	43,588	—	43,588

Subtotal (Net Deferred Tax Assets)	69,399	18,660	88,059
Deferred Tax Liabilities	18,158	15,443	33,601

Net Admitted Deferred Tax Assets	$51,241	$3,217	$54,458

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(3,978)	$(3,057)	$(7,035)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(3,978)	(3,057)	(7,035)
Deferred Tax Assets Nonadmitted	3,722	—	3,722

Subtotal (Net Deferred Tax Assets)	(7,700)	(3,057)	(10,757)
Deferred Tax Liabilities	(1,885)	(3,325)	(5,210)

Net Admitted Deferred Tax Assets	$(5,815)	$268	$(5,547)

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:

	Year Ended December 31
	2016	2015	Change
Ordinary
Discounting of unpaid losses	$193	$120	$73
Unearned premium reserve	306	357	(51)
Policyholder reserves	61,796	63,369	(1,573)
Investments	2,320	3,200	(880)
Deferred acquisition costs	31,621	29,184	2,437
Compensation and benefits accrual	1,501	331	1,170
Receivables—nonadmitted	3,967	6,896	(2,929)
Section 197 Intangible Amortization	1,885	2,232	(347)
Assumption Reinsurance	2,895	3,722	(827)
Other (including items <5% of ordinary tax assets)	2,525	3,576	(1,051)

Subtotal	109,009	112,987	(3,978)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	47,310	43,588	3,722

Admitted ordinary deferred tax assets	61,699	69,399	(7,700)
Capital:
Investments	15,603	18,660	(3,057)
Other (including items <5% of total total capital tax assets)	—	—	—

Subtotal	15,603	18,660	(3,057)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	15,603	18,660	(3,057)

Admitted deferred tax assets	$77,302	$88,059	$(10,757)

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$1,461	$2,083	$(622)
§807(f) adjustment	5,267	5,359	(92)
Reinsurance Ceded	9,545	10,716	(1,171)
Other (including items <5% of total ordinary tax liabilities)	—	—	—

Subtotal	16,273	18,158	(1,885)
Capital
Investments	12,118	15,443	(3,325)
Real estate	—	—	—
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	12,118	15,443	(3,325)

Deferred tax liabilities	28,391	33,601	(5,210)

Net deferred tax assets/liabilities	$48,911	$54,458	$(5,547)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$41,910	$7,001	$48,911
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	156,182
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	19,789	8,602	28,391

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$61,699	$15,603	$77,302

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$45,173	$9,285	$54,458
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	166,928
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities	24,226	9,375	33,601

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$69,399	$18,660	$88,059

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(3,263)	$(2,284)	$(5,547)
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,746)
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities	(4,437)	(773)	(5,210)

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$(7,700)	$(3,057)	$(10,757)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1188%	1197%	-9%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,043,379	$1,112,853	$(69,474)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$54,965	$73,027	$(18,062)
Foreign	—	—	—

Subtotal	54,965	73,027	(18,062)

Federal income tax on net capital gains	3,518	5,405	(1,887)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$58,483	$78,432	$(19,949)

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$42,387	$54,965	$(12,578)
Foreign	—	—	—

Subtotal	42,387	54,965	(12,578)

Federal income tax on net capital gains	2,834	3,518	(684)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$45,221	$58,483	$(13,262)

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$45,221	$58,483	$78,433
Change in deferred income taxes (without tax on unrealized gains and losses)	(3,541)	22,410	(42,820)

Total income tax reported	$41,680	$80,893	$35,613

Income before taxes	$276,716	$320,866	$105,979
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$96,851	$112,303	$37,093
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(8,345)	(5,707)	(5,523)
Tax credits	(2,925)	(2,188)	(1,799)
Tax adjustment for IMR	(8,174)	(10,462)	(3,969)
Surplus adjustment for in-force ceded	(21,366)	(11,988)	(2,898)
Nondeductible expenses	35	295	29
Deferred tax benefit on other items in surplus	(7,243)	179	12,956
Provision to return	(2,069)	(803)	14
Dividends from certain foreign corporations	137	141	80
Audit Adjustment—Permanent	(4,972)	—	—
Other	(249)	(877)	(371)

Total income tax reported	$41,680	$80,893	$35,612

The Company’s federal income tax return is consolidated with other included affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carry forward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2016.

As of December 31, 2016 and 2015, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes of $52,043, $58,874, and $80,961 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $1,445 and $1,129, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $1,445. The Company classifies interest and penalties related to income taxes

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $(36), $28, and $1, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $241 and $29, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2016, 2015 and 2014, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2016, 2015 or 2014.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$761,466	$87,114	$—	$848,580	3%
At book value less surrender charge of 5% or more	825,747	35,845	—	861,592	3
At fair value	24,190	366,825	15,829,548	16,220,563	57

Total with adjustment or at fair value	1,611,403	489,784	15,829,548	17,930,735	63
At book value without adjustment (minimal or no charge or adjustment)	3,417,022	49,768	—	3,466,790	12
Not subject to discretionary withdrawal provision	834,018	5,007,072	1,266,558	7,107,648	25

Total annuity reserves and deposit liabilities	5,862,443	5,546,624	17,096,106	28,505,173	100%

Less reinsurance ceded	1,335	—	—	1,335

Net annuity reserves and deposit liabilities	$5,861,108	$5,546,624	$17,096,106	$28,503,838

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$752,535	$119,066	$—	$871,601	3%
At book value less surrender charge of 5% or more	848,188	40,199	—	888,387	3
At fair value	21,960	505,969	14,329,152	14,857,081	54

Total with adjustment or at fair value	1,622,683	665,234	14,329,152	16,617,069	60
At book value without adjustment (minimal or no charge or adjustment)	3,384,669	55,814	—	3,440,483	12
Not subject to discretionary withdrawal provision	858,069	5,369,673	1,438,647	7,666,389	28

Total annuity reserves and deposit liabilities	5,865,421	6,090,721	15,767,799	27,723,941	100%

Less reinsurance ceded	1,292	—	—	1,292

Net annuity reserves and deposit liabilities	$5,864,129	$6,090,721	$15,767,799	$27,722,649

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate acccounts as of December 31, 2016 with assets at:	$—	$17,329,112	$17,329,112
Fair value	5,546,624	—	5,546,624

Amortized cost	$5,546,624	$17,329,112	$22,875,736

Total as of December 31, 2016

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$—	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	—	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	—	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	17,329,112	22,875,736

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$—	$16,002,134	$16,002,134
Amortized cost	6,090,721	—	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$—	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	—	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	—	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate acccounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal:
With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,693,348	$4,948,847	$4,687,981
Transfers from separate accounts	(4,789,961)	(4,181,143)	(4,581,447)

Net transfers to separate accounts	(96,613)	767,704	106,534
Miscellaneous reconciling adjustments	17,332	15,414	(4,971)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(79,281)	$783,118	$101,563

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $23,243,008 and $22,337,000, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Variable life	$240,308	$243,002
Variable annuities	4,346,782	4,063,670
Group annuities	9,767,338	8,398,062
Registered Market value separate accounts	731,645	765,582
Non Registered Market value separate accounts	851,068	854,588
Par annuities	1,539,214	1,865,861
Annuity Product—SPL	1,624	1,523
Book value separate accounts	5,765,029	6,144,712

Total separate account assets	$23,243,008	$22,337,000

At December 31, 2016 and 2015, the Company held separate account assets not legally insulated from the general account in the amount of $27,898 and $32,067, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $87,241 and $116,723, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $46,668, $42,677, $40,314, $33,770, and $32,822 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $1,627, $1,671, $530, $1,112, and $1,449 respectively, toward separate account guarantees.

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $5,764,436 and $6,144,712, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $5,740,987 and $6,113,061 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized (loss) of $(23,449) and $(31,651), respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2016 and 2015, securities with a book value of $0 and $0, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2016, the Company did not have any collateral from securities lending transactions. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$1,857,246	$5,025	$1,335
Minimum guaranteed income benefit
Guaranteed premium accumulation fund
Minimum guaranteed withdrawal benefit	5,142,999	39,891

December 31, 2015
Minimum guaranteed death benefit	$1,830,440	$5,315	$1,292
Minimum guaranteed income benefit	—	—	—
Guaranteed premium accumulation fund	—	—	—
Minimum guaranteed withdrawal benefit	5,182,141	46,981	—

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary direct first-year business	$224	$193	$31
Ordinary direct renewal business	252,840	994	251,846
Group life direct business	422	84	338
Credit direct business	32	—	32
Reinsurance ceded	(247,291)	—	(247,291)

	$6,227	$1,271	$4,956
Accident and health	8,836	—	8,836

	$15,063	$1,271	$13,792

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary direct first-year business	$178	$157	$21
Ordinary direct renewal business	132,775	1,362	131,413
Group life direct business	582	98	484
Credit direct business	254	—	254
Reinsurance ceded	(126,599)	—	(126,599)

	$7,190	$1,617	$5,573
Accident and health	10,888	—	10,888

	$18,078	$1,617	$16,461

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $3,847,827 and $5,092,695, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $229,295 and $35,275 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2016 and 2015, the Company has recorded a liability of $8 and $15, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus

At December 31, 2016 and 2015, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2016 and 2015 were $0 and $0, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2016, without prior approval of insurance regulatory authorities, is $109,230.

On December 22, 2016, the Company paid ordinary common stock dividends of $8,473 to Transamerica Life Insurance Company and $61,527 to Transamerica Corporation.

The Company did not pay any dividends in 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016 the Company repaid TA Corp the principal and accrued interest. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$—	$9,167	$81,042	$—
2015	$150,000	$9,375	$71,875	$—

The Company held special surplus funds in the amount of $9,509 and $8,653, as of December 31, 2016 and 2015, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2016 and 2015, respectively, securities with a fair value of $301,914 and $419,588 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $307,732 and $433,646 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$307,744
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	307,744
Securities received	—

Total collateral received	$307,744

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$19,466	$19,466
30 days or less	180,863	180,863
31 to 60 days	33,358	33,358
61 to 90 days	24,783	24,783
91 to 120 days	12,750	12,750
121 to 180 days	36,512	36,512

Total	307,732	307,732
Securities received	—	—

Total collateral reinvested	$307,732	$307,732

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $307,850 (fair value of $307,732) that are currently tradable securities that could be sold and used to pay for the $307,744 in collateral calls that could come due under a worst-case scenario.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirement are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $1,414, $456 and $637 for the years ended December 31, 2016, 2015 and 2014, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2016, 2015 and 2014 was $714, $311, and $261 for each year, respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $257, $89 and $143 for the year end December 31, 2016, 2015 and 2014.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make a decision. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $3,853.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2016, 2015 and 2014, the Company paid $30,662, $32,914 and $33,720, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $9,203, $8,320 and $6,843 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $5,196, $5,485 and $11,760 for the years ended December 31, 2016, 2015 and 2014, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2016, 2015 and 2014, the Company paid (received) net interest of $47, $6 and $1, respectively, to (from) affiliates. At December 31, 2016 and 2015, the Company reported a net amount of $12,714 and $26,230 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2016, the Company had short-term intercompany notes receivable of $20,000 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$20,000	12/9/2017	0.47%

At December 31, 2015 the Company had short-term intercompany notes receivable of $175,000.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$2,687
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$7,257

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2 and REAP 4 HR and valued in accordance with the relevant paragraphs of

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

SSAP No. 97. All liabilities, commitments, contingencies, guarantees or obligations of REAP 2 and REAP 4 HR, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2 and REAP 4 HR, if not already recorded in the financial statements of REAP 2 and REAP 4 HR.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	NAIC Disallowed Entity’s Valuation Method, Resubmission Required
Real Estate Alternatives Portfolio 3A Inc.	$3,025	$—	$3,025	12/21/2016	Sub-2	No	$3,025	No

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2016:

SCA Entity	Percentage of	Gross Amount	Admitted	Nonadmitted
a. SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	—%	$—	$—	$—

b. SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—%	$—	$—	$—
c. SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9.4%	$3,025	$3,025	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	9.4%	$3,025	$3,025	$—
d. SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—%	$—	$—	$—
e. Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)		$3,025	$3,025	$—

f. Aggregate Total (a+e)		$3,025	$3,025	$—

SCA Entity (Should be same entities as shown in M(1) above.)	Type of NAIC Filing *	Date of Filing to the NAIC	NAIC Valuation Amount(1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
a. SSAP No. 97 8a Entities
			$—
			—
			—

Total SSAP No. 97 8a Entities			$—

b. SSAP No. 97 8b(ii) Entities
			$—
			—
			—

Total SSAP No. 97 8b(ii) Entities			$—
c. SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2016	$3,611	Y	N	I
			—
			—

Total SSAP No. 97 8b(iii) Entities			$3,611
d. SSAP No. 97 8b(iv) Entities
			$—
			—
			—

Total SSAP No. 97 8b(iv) Entities			$—

e. Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)			$3,611

f Aggregate Total (a+e)			$3,611

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN #	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums Written/Produced
The Vanguard Group, Inc. 100 Vanguard Blvd Malvem, PA 19355	23-1945930	No	Deferred and Incom Annuities	C, B, P, U	$35,397,127

C - Claims Payment

B - Binding Authority

P - Premium Collection

U - Underwriting

For years ended December 31, 2016, 2015 and 2014, the Company had $35,397, $48,811 and $38,824, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2016, 2015 and 2014 the Company had $0, $16,899 and $0, respectively, of direct premiums written by Affinion Group.

14. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $17,177 and $9,735, respectively.

The Company has contingent commitments of $160,415 and $13,781, at December 31, 2016 and 2015, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are no LIHTC commitments as of December 31, 2016 and 2015, respectively.

Private placement commitments outstanding as of December 31, 2016 and 2015 were $18,000 and $15,000, respectively.

Securities acquired on a “to be announced” (TBA) basis at December 31, 2016 and 2015 were $0 and $79,280, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $80,398 and $35,958, respectively, and fair value of $88,703 and $37,331, respectively, in conjunction with these transactions.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2016 and 2015, respectively, was $42,500 and $28,953. In addition, securities in the amount of $0 and $20,971 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $391 and $191 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $19 and $19 at December 31, 2016 and 2015, respectively. The guaranty fund (benefit) expense was $(315), $(210) and $3,865 for the years ended December 31, 2016, 2015 and 2014, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $20,325 and $31,307, respectively. The Company had an outstanding liability for borrowed money in the amount $20,005 and $31,526 at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Dollar repurchase Agreement

Fair Value
Open	$19,955
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—
Total	19,955

Securities received	—

Total collateral received	$19,955

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2016 there were no securities sold and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 21, 2017.

74

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

75

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

76

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

77

Statutory-Basis

Financial Statement Schedule

78

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$487,049	$564,725	$492,352
States, municipalities and political subdivisions	46,689	47,780	46,689
Foreign governments	93,123	100,641	93,123
Hybrid securities	117,258	109,305	117,258
All other corporate bonds	5,652,935	5,892,342	5,652,552
Preferred stocks	4,552	4,498	4,552

Total fixed maturities	6,401,606	6,719,291	6,406,526
Equity securities
Common stocks:
Industrial, miscellaneous and all other	—	—	—

Total common stocks	—	—	—
Mortgage loans on real estate	1,243,156		1,243,156
Real estate	3,600		3,600
Policy loans	122,026		122,026
Other long-term investments	61,323		61,323
Receivable for securities	927		927
Securities lending reinvested collateral assets	307,732		307,732
Cash, cash equivalents and short-term investments	400,915		400,915

Total investments	$8,541,285		$8,546,206

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduce by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $1,499 are held at fair value rather than amortized cost due to having NAIC 6 rating.

79

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and Expenses	Unearned Contract	Premiums Liabilities	Premium Revenue	Investment Income*	Settlement Expenses	Operating Expenses
Year ended December 31, 2016
Individual life	$1,148,823	$—	$18,281	$163,774	$55,259	$191,636	$76,179
Individual health	43,800	5,321	11,729	62,058	3,382	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,421	55,385	32,104
Annuity	5,775,761	—	686	5,469,296	285,513	5,742,186	113,522
Other	—	—	—	—	42,953	—	—

	$7,130,532	$8,132	$42,013	$5,775,261	$395,528	$6,008,655	$239,497

Year ended December 31, 2015
Individual life	$1,062,083	$—	$15,641	$148,823	$53,379	$169,044	$81,612
Individual health	59,122	5,842	12,239	58,286	3,103	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,680	47,903	27,820
Annuity	5,775,613	—	938	5,524,044	283,722	4,829,378	1,003,826
Other	—	—	—	—	53,200	—	—

	$7,037,563	$7,756	$50,883	$5,812,993	$401,084	$5,099,751	$1,135,744

Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

80

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	179,182	536,674	521,267	163,775	318%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,463,567	333	6,062	5,469,296	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	895%

Premiums:
Individual life	163,471	515,667	501,018	148,822	337%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,517,232	395	7,208	5,524,045	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	148,145	556,231	539,921	131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

81

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2016 and 2015

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA BNY and

Board of Directors of

Transamerica Financial Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA BNY indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Financial Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Jennison Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA MFS International Equity Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA MFS International Equity Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Aspen - Global Research Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Total Return Initial Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Service Class (1)
MFS® Total Return Service Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	404,598.627	$4,648,367	$4,215,918	$11	$4,215,929	2,023,694	$1.697499	$12.014964
AB Growth and Income Class B Shares	578,852.197	15,137,920	17,846,013	40	17,846,053	5,510,413	1.567672	14.432762
AB Large Cap Growth Class B Shares	10,323.152	312,260	447,199	—	447,199	217,408	1.464243	2.399864
American Funds - Asset Allocation Class 2 Shares	2,128,703.553	43,377,961	45,745,839	(17)	45,745,822	17,001,645	1.651413	12.875039
American Funds - Bond Class 2 Shares	1,475,614.284	16,170,422	15,744,804	(36)	15,744,768	5,550,075	1.075733	10.243697
American Funds - Growth Class 2 Shares	459,875.535	31,392,654	30,774,871	(1)	30,774,870	5,791,039	1.897813	14.768988
American Funds - Growth-Income Class 2 Shares	545,924.618	25,191,220	24,020,683	29	24,020,712	6,196,880	1.852328	14.686895
American Funds - International Class 2 Shares	684,716.038	12,948,788	11,475,841	8	11,475,849	4,168,809	1.067769	10.655038
Fidelity® VIP Balanced Service Class 2	1,287,713.852	20,683,390	21,131,384	(2)	21,131,382	9,610,359	1.441117	13.018170
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	14.171822	14.354772
Fidelity® VIP Contrafund® Service Class 2	1,063,201.042	34,438,072	34,500,874	8	34,500,882	6,870,488	1.564611	14.088132
Fidelity® VIP Equity-Income Service Class 2	39,582.801	785,628	849,447	(6)	849,441	441,460	1.509040	2.282670
Fidelity® VIP Growth Service Class 2	13,435.036	544,018	785,144	11	785,155	408,897	1.447550	2.348192
Fidelity® VIP Growth Opportunities Service Class 2	58.237	1,115	1,788	4	1,792	1,283	1.362885	1.827021
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	14.181532	14.364630
Fidelity® VIP Mid Cap Service Class 2	847,115.768	28,097,845	27,980,234	(18)	27,980,216	5,297,560	1.685554	14.094151
Fidelity® VIP Value Strategies Initial Class	1,445.323	19,916	22,793	—	22,793	1,731	13.000140	13.167998
Fidelity® VIP Value Strategies Service Class 2	682,469.866	10,268,966	10,823,972	(20)	10,823,952	2,168,759	1.623319	12.914970
Franklin Founding Funds Allocation Class 4 Shares	512,380.616	3,795,317	3,694,264	(5)	3,694,259	1,941,404	1.831087	1.952137
Franklin Income Class 2 Shares	226,110.845	3,354,370	3,477,585	(17)	3,477,568	2,549,956	1.272407	1.437778
Franklin Mutual Shares Class 2 Shares	38,626.201	652,310	775,614	13	775,627	582,908	1.219933	1.450844
Franklin Templeton Foreign Class 2 Shares	123,665.364	1,690,738	1,683,086	(3)	1,683,083	1,725,317	0.917521	1.003768
Invesco V.I. American Franchise Series II Shares	3,540.807	134,873	183,980	5	183,985	125,436	1.436782	1.490702
Invesco V.I. Value Opportunities Series II Shares	58,285.193	360,891	375,939	6	375,945	270,675	1.226279	1.808749
Janus Aspen - Enterprise Service Shares	5,174.093	218,197	290,888	5	290,893	97,516	1.186408	4.031762
Janus Aspen - Global Research Service Shares	9,921.411	282,799	395,567	(6)	395,561	289,631	0.863806	1.717125
Janus Aspen - Perkins Mid Cap Value Service Shares	146.449	2,181	2,358	(2)	2,356	1,004	2.291991	2.411849
JPMorgan Insurance Trust Core Bond Class 1 Shares	48,434.718	553,741	525,032	(6)	525,026	417,140	1.209147	1.274939
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	14,733.003	82,990	161,768	(3)	161,765	52,138	2.951109	3.111631
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	355.817	4,634	8,002	5	8,007	2,590	2.962094	3.122963
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,657.516	43,781	71,806	2	71,808	25,556	2.677332	2.822986
MFS® New Discovery Service Class	113,193.516	1,737,578	1,699,035	(6)	1,699,029	728,669	1.968123	2.766987
MFS® Total Return Service Class	79,975.791	1,528,246	1,824,248	(10)	1,824,238	1,048,659	1.408863	1.929865
State Street Total Return V.I.S. Class 3 Shares	128,336.833	2,262,330	2,313,913	6	2,313,919	1,363,223	1.296435	11.592712
TA AB Dynamic Allocation Initial Class	6,211.304	52,538	58,883	1	58,884	35,803	1.349470	1.721818
TA AB Dynamic Allocation Service Class	2,368,682.337	21,420,370	22,289,301	(19)	22,289,282	8,614,962	1.040643	10.784372
TA Aegon Government Money Market Initial Class	78,242.450	78,242	78,242	7	78,249	58,892	0.921568	1.328679
TA Aegon Government Money Market Service Class	36,408,115.878	36,408,115	36,408,116	63	36,408,179	12,254,624	0.885046	9.838155
TA Aegon High Yield Bond Initial Class	12,549.802	98,587	98,516	1	98,517	36,425	1.342934	11.429710
TA Aegon High Yield Bond Service Class	834,313.485	6,674,429	6,641,135	—	6,641,135	2,268,819	1.589960	11.146563
TA Aegon U.S. Government Securities Initial Class	21,336.326	260,596	251,982	(3)	251,979	127,683	1.247539	1.973476
TA Aegon U.S. Government Securities Service Class	5,983,273.679	74,384,605	72,397,612	(34)	72,397,578	19,883,084	1.026506	9.902034

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA American Funds Managed Risk - Balanced Service Class	2,631,551.024	$25,733,298	$26,789,189	$7	$26,789,196	2,676,423	$9.900717	$10.236549
TA Asset Allocation - Conservative Initial Class	1,575.892	16,640	16,043	(1)	16,042	9,676	1.420316	1.789243
TA Asset Allocation - Conservative Service Class	6,014,453.843	63,146,439	60,565,550	(148)	60,565,402	23,849,251	1.152175	10.828489
TA Asset Allocation - Growth Initial Class	4,878.006	48,289	55,365	1	55,366	30,761	1.608392	2.129351
TA Asset Allocation - Growth Service Class	670,084.064	6,877,030	7,545,147	—	7,545,147	2,822,565	1.214480	12.147169
TA Asset Allocation - Moderate Initial Class	79,971.901	859,325	903,682	(3)	903,679	513,502	1.528405	1.951460
TA Asset Allocation - Moderate Service Class	25,248,069.767	283,221,226	281,768,459	(5)	281,768,454	104,593,983	1.219283	11.173763
TA Asset Allocation - Moderate Growth Initial Class	32,756.390	369,909	387,181	(2)	387,179	211,341	1.594537	2.067039
TA Asset Allocation - Moderate Growth Service Class	13,912,324.221	157,195,448	162,356,824	105	162,356,929	57,499,076	1.244556	11.659963
TA Barrow Hanley Dividend Focused Initial Class	134,307.524	1,945,831	3,032,664	13	3,032,677	1,213,323	1.661585	14.358328
TA Barrow Hanley Dividend Focused Service Class	866,017.886	17,546,170	19,563,344	(4)	19,563,340	5,972,559	1.443977	13.981645
TA BlackRock Equity Smart Beta 100 Service Class	106,369.019	1,109,759	1,126,448	—	1,126,448	107,409	10.425324	10.590000
TA BlackRock Global Allocation Service Class	4,672,843.632	61,838,898	62,055,363	156	62,055,519	29,085,578	1.214932	11.166514
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	814,866.269	7,667,743	7,203,418	1	7,203,419	770,157	9.221302	9.625613
TA BlackRock Global Allocation Managed Risk - Growth Service Class	845,744.107	7,865,166	7,315,687	(5)	7,315,682	802,785	8.978574	9.372265
TA BlackRock Smart Beta 50 Service Class	342,434.953	3,530,611	3,516,807	(1)	3,516,806	345,827	10.110246	10.270000
TA BlackRock Smart Beta 75 Service Class	80,640.802	828,027	833,826	—	833,826	81,476	10.179177	10.340000
TA BlackRock Tactical Allocation Service Class	6,753,343.550	102,947,348	100,557,285	130	100,557,415	32,609,979	1.269364	11.553302
TA Clarion Global Real Estate Securities Initial Class	1,797.773	25,434	22,041	(4)	22,037	8,553	1.322655	10.372372
TA Clarion Global Real Estate Securities Service Class	446,639.914	5,810,067	5,721,457	(3)	5,721,454	1,703,876	1.148187	10.111068
TA International Moderate Growth Service Class	4,505,882.766	42,542,596	41,499,180	24	41,499,204	19,645,357	0.960328	10.320954
TA Janus Balanced Service Class	5,013,840.287	64,961,023	66,684,076	(83)	66,683,993	17,165,988	1.191270	12.248668
TA Janus Mid-Cap Growth Initial Class	1,897.795	52,861	47,881	(1)	47,880	32,509	1.262806	11.397285
TA Janus Mid-Cap Growth Service Class	146,771.274	4,225,284	3,562,139	12	3,562,151	1,076,773	1.462551	11.101466
TA Jennison Growth Initial Class	161,621.811	1,443,532	1,422,272	(2)	1,422,270	840,949	1.641377	15.068576
TA Jennison Growth Service Class	1,911,931.474	18,246,854	16,155,821	8	16,155,829	4,656,507	1.788347	14.683544
TA JPMorgan Core Bond Service Class	2,021,271.812	28,141,392	27,671,211	(16)	27,671,195	9,984,860	1.042771	10.266455
TA JPMorgan Enhanced Index Initial Class	33,253.110	523,812	610,860	(1)	610,859	206,326	1.799103	14.849813
TA JPMorgan Enhanced Index Service Class	240,998.214	4,292,086	4,419,907	(2)	4,419,905	466,902	1.719043	14.480829
TA JPMorgan Mid Cap Value Service Class	1,370,306.908	27,375,536	26,255,080	(12)	26,255,068	5,651,589	1.855889	14.745935
TA JPMorgan Tactical Allocation Service Class	5,633,416.520	80,807,732	83,825,238	(57)	83,825,181	22,814,234	1.124226	11.050062
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,615,428.848	100,501,091	96,492,803	89	96,492,892	22,101,622	1.074682	10.790923
TA Legg Mason Dynamic Allocation - Growth Service Class	5,365,101.544	65,087,987	62,664,386	(94)	62,664,292	15,446,885	1.113574	11.067720
TA Managed Risk - Balanced ETF Service Class	39,450,627.944	449,860,780	438,296,476	(4)	438,296,472	127,929,980	1.176865	11.092061
TA Managed Risk - Conservative ETF Service Class	7,559,149.597	90,156,838	88,366,459	29	88,366,488	33,427,887	1.185899	11.054517
TA Managed Risk - Growth ETF Service Class	37,104,977.112	376,475,988	354,352,531	(64)	354,352,467	122,841,558	1.180669	11.432595
TA Market Participation Strategy Service Class	2,945,665.951	33,830,476	34,140,268	12	34,140,280	8,820,580	1.138890	11.768654
TA MFS International Equity Initial Class	7,837.677	59,303	61,839	(3)	61,836	46,174	1.233207	10.484602
TA MFS International Equity Service Class	1,721,991.612	13,792,986	13,345,435	(35)	13,345,400	5,268,104	1.089131	10.219366
TA Morgan Stanley Capital Growth Initial Class	4,736.253	75,422	63,703	(4)	63,699	28,129	2.048127	2.726828
TA Morgan Stanley Capital Growth Service Class	281,466.282	4,001,308	3,709,726	(1)	3,709,725	641,141	1.773151	15.303842

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to) /from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Managed Balanced Initial Class	2,048.891	$27,147	$27,783	$(8)	$27,775	12,065	$2.059810	$2.390155
TA Multi-Managed Balanced Service Class	6,266,390.533	82,348,458	83,405,658	(15)	83,405,643	12,471,373	1.468810	12.822377
TA Multi-Manager Alternative Strategies Service Class	21,884.306	219,884	212,059	—	212,059	21,576	9.636402	10.008076
TA PIMCO Tactical - Balanced Service Class	3,187,661.490	36,627,688	37,518,776	(12)	37,518,764	11,684,566	1.039395	11.484122
TA PIMCO Tactical - Conservative Service Class	2,104,351.466	23,915,960	24,094,824	—	24,094,824	7,056,786	0.992341	11.288971
TA PIMCO Tactical - Growth Service Class	2,676,360.528	29,972,032	30,537,274	3	30,537,277	7,608,963	0.991475	11.552115
TA PIMCO Total Return Initial Class	25,133.185	290,111	279,732	3	279,735	173,971	1.393254	1.643290
TA PIMCO Total Return Service Class	6,950,247.027	80,515,749	76,869,732	93	76,869,825	33,634,576	1.074326	10.135749
TA PineBridge Inflation Opportunities Service Class	1,464,500.908	15,392,991	14,601,074	47	14,601,121	9,361,263	0.955390	9.208316
TA ProFunds UltraBear Service Class (OAM)	1,675,224.542	1,514,766	1,139,153	14	1,139,167	18,800,019	0.058644	0.062991
TA QS Investors Active Asset Allocation - Conservative Service Class	2,451,298.060	25,947,475	25,125,805	(36)	25,125,769	9,783,495	1.053500	10.495530
TA QS Investors Active Asset Allocation - Moderate Service Class	8,403,533.854	94,501,430	89,329,565	13	89,329,578	28,275,068	1.060382	10.496305
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,202,331.744	58,606,610	53,011,760	33	53,011,793	15,556,628	1.058957	10.523814
TA Small/Mid Cap Value Initial Class	154,599.951	2,929,749	3,209,495	5	3,209,500	320,871	1.770249	15.018692
TA Small/Mid Cap Value Service Class	509,442.695	10,324,134	10,341,687	16	10,341,703	3,406,282	1.983251	14.632240
TA T. Rowe Price Small Cap Initial Class	19,529.131	249,393	265,401	(2)	265,399	65,922	1.789628	15.530319
TA T. Rowe Price Small Cap Service Class	2,297,745.974	29,577,530	29,755,810	(30)	29,755,780	5,742,239	2.318467	15.141733
TA Torray Concentrated Growth Initial Class	77,546.462	1,304,445	1,386,531	—	1,386,531	240,921	1.628221	13.702517
TA Torray Concentrated Growth Service Class	142,523.238	2,601,828	2,608,175	9	2,608,184	854,672	1.650002	13.349697
TA TS&W International Equity Initial Class	56,028.532	658,060	672,342	10	672,352	316,110	1.286393	10.863282
TA TS&W International Equity Service Class	210,507.768	2,640,945	2,505,042	2	2,505,044	695,271	0.945899	10.577180
TA WMC US Growth Initial Class	107,588.160	2,611,386	2,506,804	18	2,506,822	1,806,388	1.346805	14.521443
TA WMC US Growth Service Class	707,678.104	16,836,883	16,149,214	28	16,149,242	4,989,273	1.379395	14.149385
Vanguard® Equity Index	22,526.240	759,407	802,610	—	802,610	54,305	14.671736	14.861114
Vanguard® International	23,403.382	485,226	457,068	1	457,069	42,274	10.730311	10.868870
Vanguard® Mid-Cap Index	—	—	—	—	—	—	14.258431	14.442511
Vanguard® REIT Index	—	—	—	—	—	—	12.427243	12.587633
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.208320	10.340130
Vanguard® Total Bond Market Index	29,754.648	366,344	350,212	—	350,212	34,255	10.149050	10.280120
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	9.543355	9.889978
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	10.258396	10.630966
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.861563	10.219710
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.837219	10.194506
Wanger International	—	—	—	—	—	—	10.164500	10.295749
Wanger USA	—	—	—	—	—	—	14.165017	14.347877

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

Investment Income:
Reinvested Dividends	91,551	171,389	—	528,387	211,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,053	204,831	6,328	557,655	202,896

Net Investment Income (Loss)	16,498	(33,442)	(6,328)	(29,268)	8,663
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	418,087	—	42,232	2,253,937	232,090
Realized Gain (Loss) on Investments	(26,851)	300,576	23,587	185,368	(15,359)

Net Realized Capital Gains (Losses) on Investments	391,236	300,576	65,819	2,439,305	216,731
Net Change in Unrealized Appreciation (Depreciation)	(434,049)	(309,224)	(17,278)	(2,667,334)	(411,964)

Net Gain (Loss) on Investment	(42,813)	(8,648)	48,541	(228,029)	(195,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,315)	(42,090)	42,213	(257,297)	(186,570)

Increase (Decrease) in Net Assets from Contract Transactions	270,860	1,945,441	(39,057)	2,463,124	2,471,115

Total Increase (Decrease) in Net Assets	244,545	1,903,351	3,156	2,205,827	2,284,545

Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

Investment Income:
Reinvested Dividends	81,888	133,548	—	669,159	258,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,549	227,585	6,107	628,639	255,654

Net Investment Income (Loss)	8,339	(94,037)	(6,107)	40,520	2,469
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,137	991,682	53,540	837,432	52,258
Realized Gain (Loss) on Investments	(183,882)	291,931	13,718	147,690	(35,300)

Net Realized Capital Gains (Losses) on Investments	119,255	1,283,613	67,258	985,122	16,958
Net Change in Unrealized Appreciation (Depreciation)	(9,006)	316,227	(56,566)	1,595,206	46,242

Net Gain (Loss) on Investment	110,249	1,599,840	10,692	2,580,328	63,200
Net Increase (Decrease) in Net Assets Resulting from Operations	118,588	1,505,803	4,585	2,620,848	65,669

Increase (Decrease) in Net Assets from Contract Transactions	(459,683)	1,949,908	(25,667)	10,784,512	3,102,069

Total Increase (Decrease) in Net Assets	(341,095)	3,455,711	(21,082)	13,405,360	3,167,738

Net Assets as of December 31, 2016:	$4,215,929	$17,846,053	$447,199	$45,745,822	$15,744,768

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

Investment Income:
Reinvested Dividends	149,544	257,826	187,548	283,334	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	435,352	349,911	309,049	299,055	—

Net Investment Income (Loss)	(285,808)	(92,085)	(121,501)	(15,721)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,649,731	2,721,213	1,013,450	590,667	—
Realized Gain (Loss) on Investments	(147,904)	(179,876)	106,067	122,294	—

Net Realized Capital Gains (Losses) on Investments	4,501,827	2,541,337	1,119,517	712,961	—
Net Change in Unrealized Appreciation (Depreciation)	(3,264,869)	(2,692,855)	(2,063,680)	(993,867)	—

Net Gain (Loss) on Investment	1,236,958	(151,518)	(944,163)	(280,906)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	951,150	(243,603)	(1,065,664)	(296,627)	—

Increase (Decrease) in Net Assets from Contract Transactions	3,380,709	2,965,484	(4,466,615)	2,990,268	—

Total Increase (Decrease) in Net Assets	4,331,859	2,721,881	(5,532,279)	2,693,641	—

Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

Investment Income:
Reinvested Dividends	220,171	326,232	156,445	246,099	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	473,983	373,392	190,824	313,685	90

Net Investment Income (Loss)	(253,812)	(47,160)	(34,379)	(67,586)	(90)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,322,031	2,233,564	902,376	520,107	—
Realized Gain (Loss) on Investments	(1,450,959)	(738,417)	(490,412)	90,994	1,249

Net Realized Capital Gains (Losses) on Investments	871,072	1,495,147	411,964	611,101	1,249
Net Change in Unrealized Appreciation (Depreciation)	1,070,821	300,772	(274,575)	626,934	—

Net Gain (Loss) on Investment	1,941,893	1,795,919	137,389	1,238,035	1,249
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,081	1,748,759	103,010	1,170,449	1,159

Increase (Decrease) in Net Assets from Contract Transactions	3,873,899	2,737,824	1,080,055	(981,289)	(1,159)

Total Increase (Decrease) in Net Assets	5,561,980	4,486,583	1,183,065	189,160	—

Net Assets as of December 31, 2016:	$30,774,870	$24,020,712	$11,475,849	$21,131,382	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

Investment Income:
Reinvested Dividends	251,549	27,675	269	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,480	14,098	12,012	26	—

Net Investment Income (Loss)	(341,931)	13,577	(11,743)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,353,034	96,257	26,045	189	—
Realized Gain (Loss) on Investments	2,118,899	20,175	21,627	41	—

Net Realized Capital Gains (Losses) on Investments	5,471,933	116,432	47,672	230	—
Net Change in Unrealized Appreciation (Depreciation)	(5,732,869)	(180,400)	8,383	(133)	—

Net Gain (Loss) on Investment	(260,936)	(63,968)	56,055	97	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(602,867)	(50,391)	44,312	71	—

Increase (Decrease) in Net Assets from Contract Transactions	(3,272,975)	(122,486)	(42,353)	(63)	—

Total Increase (Decrease) in Net Assets	(3,875,842)	(172,877)	1,959	8	—

Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

Investment Income:
Reinvested Dividends	206,444	17,024	—	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	455,980	11,749	11,179	24	—

Net Investment Income (Loss)	(249,536)	5,275	(11,179)	(23)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,327,767	57,662	77,139	35	—
Realized Gain (Loss) on Investments	(875,065)	1,009	16,889	37	—

Net Realized Capital Gains (Losses) on Investments	1,452,702	58,671	94,028	72	—
Net Change in Unrealized Appreciation (Depreciation)	540,382	60,189	(91,012)	(72)	—

Net Gain (Loss) on Investment	1,993,084	118,860	3,016	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743,548	124,135	(8,163)	(23)	—

Increase (Decrease) in Net Assets from Contract Transactions	2,114,979	(156,539)	(39,507)	(65)	—

Total Increase (Decrease) in Net Assets	3,858,527	(32,404)	(47,670)	(88)	—

Net Assets as of December 31, 2016:	$34,500,882	$849,441	$785,155	$1,792	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

Investment Income:
Reinvested Dividends	65,716	259	89,649	117,369	187,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	376,058	144	156,324	68,079	64,054

Net Investment Income (Loss)	(310,342)	115	(66,675)	49,290	123,720
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,771,085	17	7,242	6,739	—
Realized Gain (Loss) on Investments	(205,874)	17	1,337,316	5,257	444,910

Net Realized Capital Gains (Losses) on Investments	2,565,211	34	1,344,558	11,996	444,910
Net Change in Unrealized Appreciation (Depreciation)	(3,184,648)	(934)	(1,848,234)	(365,945)	(893,291)

Net Gain (Loss) on Investment	(619,437)	(900)	(503,676)	(353,949)	(448,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,779)	(785)	(570,351)	(304,659)	(324,661)

Increase (Decrease) in Net Assets from Contract Transactions	9,533,982	(4)	(4,889,319)	(802,596)	(4,725,226)

Total Increase (Decrease) in Net Assets	8,604,203	(789)	(5,459,670)	(1,107,255)	(5,049,887)

Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

Investment Income:
Reinvested Dividends	83,431	245	93,150	133,347	172,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	371,541	136	143,369	57,525	51,432

Net Investment Income (Loss)	(288,110)	109	(50,219)	75,822	121,382
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,455,258	—	—	117,360	—
Realized Gain (Loss) on Investments	(1,149,146)	9	(152,488)	(46,728)	(3,644)

Net Realized Capital Gains (Losses) on Investments	306,112	9	(152,488)	70,632	(3,644)
Net Change in Unrealized Appreciation (Depreciation)	2,238,074	1,748	757,052	234,165	287,830

Net Gain (Loss) on Investment	2,544,186	1,757	604,564	304,797	284,186
Net Increase (Decrease) in Net Assets Resulting from Operations	2,256,076	1,866	554,345	380,619	405,568

Increase (Decrease) in Net Assets from Contract Transactions	1,099,536	(4)	700,473	(349,545)	(565,520)

Total Increase (Decrease) in Net Assets	3,355,612	1,862	1,254,818	31,074	(159,952)

Net Assets as of December 31, 2016:	$27,980,216	$22,793	$10,823,952	$3,694,259	$3,477,568

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount	Janus Aspen - Enterprise Service Shares Subaccount
Net Assets as of December 31, 2014:	$882,965	$2,186,589	$181,411	$407,212	$294,150

Investment Income:
Reinvested Dividends	26,382	63,669	—	8,675	2,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,889	28,880	2,738	5,738	4,025

Net Investment Income (Loss)	13,493	34,789	(2,738)	2,937	(1,825)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,209	65,030	1,010	28,505	31,538
Realized Gain (Loss) on Investments	15,645	47,847	1,816	8,585	10,103

Net Realized Capital Gains (Losses) on Investments	73,854	112,877	2,826	37,090	41,641
Net Change in Unrealized Appreciation (Depreciation)	(140,795)	(280,565)	5,696	(87,018)	(32,907)

Net Gain (Loss) on Investment	(66,941)	(167,688)	8,522	(49,928)	8,734
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,448)	(132,899)	5,784	(46,991)	6,909

Increase (Decrease) in Net Assets from Contract Transactions	(34,175)	(326,377)	(2,648)	(18,706)	(25,259)

Total Increase (Decrease) in Net Assets	(87,623)	(459,276)	3,136	(65,697)	(18,350)

Net Assets as of December 31, 2015:	$795,342	$1,727,313	$184,547	$341,515	$275,800

Investment Income:
Reinvested Dividends	14,463	32,806	—	257	2,019
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,323	23,966	2,643	5,048	3,903

Net Investment Income (Loss)	3,140	8,840	(2,643)	(4,791)	(1,884)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,581	29,383	16,626	100,992	21,640
Realized Gain (Loss) on Investments	26,319	(5,345)	1,282	3,679	5,632

Net Realized Capital Gains (Losses) on Investments	85,900	24,038	17,908	104,671	27,272
Net Change in Unrealized Appreciation (Depreciation)	12,513	57,724	(14,371)	(47,626)	3,390

Net Gain (Loss) on Investment	98,413	81,762	3,537	57,045	30,662
Net Increase (Decrease) in Net Assets Resulting from Operations	101,553	90,602	894	52,254	28,778

Increase (Decrease) in Net Assets from Contract Transactions	(121,268)	(134,832)	(1,456)	(17,824)	(13,685)

Total Increase (Decrease) in Net Assets	(19,715)	(44,230)	(562)	34,430	15,093

Net Assets as of December 31, 2016:	$775,627	$1,683,083	$183,985	$375,945	$290,893

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount
Net Assets as of December 31, 2014:	$436,369	$2,268	$681,481	$148,638	$7,500

Investment Income:
Reinvested Dividends	2,305	22	24,345	1,464	11
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,607	30	9,494	1,901	102

Net Investment Income (Loss)	(4,302)	(8)	14,851	(437)	(91)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	210	—	11,185	744
Realized Gain (Loss) on Investments	7,543	22	(4,080)	1,118	131

Net Realized Capital Gains (Losses) on Investments	7,543	232	(4,080)	12,303	875
Net Change in Unrealized Appreciation (Depreciation)	(19,669)	(335)	(12,605)	(17,653)	(1,267)

Net Gain (Loss) on Investment	(12,126)	(103)	(16,685)	(5,350)	(392)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,428)	(111)	(1,834)	(5,787)	(483)

Increase (Decrease) in Net Assets from Contract Transactions	(13,125)	(74)	(55,618)	—	(140)

Total Increase (Decrease) in Net Assets	(29,553)	(185)	(57,452)	(5,787)	(623)

Net Assets as of December 31, 2015:	$406,816	$2,083	$624,029	$142,851	$6,877

Investment Income:
Reinvested Dividends	3,699	19	15,180	1,288	36
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,838	29	8,121	1,912	95

Net Investment Income (Loss)	(2,139)	(10)	7,059	(624)	(59)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	289	—	7,708	564
Realized Gain (Loss) on Investments	4,630	8	(3,880)	1,086	118

Net Realized Capital Gains (Losses) on Investments	4,630	297	(3,880)	8,794	682
Net Change in Unrealized Appreciation (Depreciation)	(2,078)	56	2,863	10,746	645

Net Gain (Loss) on Investment	2,552	353	(1,017)	19,540	1,327
Net Increase (Decrease) in Net Assets Resulting from Operations	413	343	6,042	18,916	1,268

Increase (Decrease) in Net Assets from Contract Transactions	(11,668)	(70)	(105,045)	(2)	(138)

Total Increase (Decrease) in Net Assets	(11,255)	273	(99,003)	18,914	1,130

Net Assets as of December 31, 2016:	$395,561	$2,356	$525,026	$161,765	$8,007

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA AB Dynamic Allocation Initial Class Subaccount
Net Assets as of December 31, 2014:	$67,588	$2,228,226	$1,913,348	$2,041,207	$67,420

Investment Income:
Reinvested Dividends	758	—	44,168	29,359	862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	881	29,862	25,741	31,540	941

Net Investment Income (Loss)	(123)	(29,862)	18,427	(2,181)	(79)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,061	65,551	69,876	60,161	—
Realized Gain (Loss) on Investments	708	4,149	27,372	35,171	239

Net Realized Capital Gains (Losses) on Investments	3,769	69,700	97,248	95,332	239
Net Change in Unrealized Appreciation (Depreciation)	(3,938)	(102,613)	(150,921)	(151,425)	(1,149)

Net Gain (Loss) on Investment	(169)	(32,913)	(53,673)	(56,093)	(910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(292)	(62,775)	(35,246)	(58,274)	(989)

Increase (Decrease) in Net Assets from Contract Transactions	(848)	(346,005)	(83,315)	(133,821)	(586)

Total Increase (Decrease) in Net Assets	(1,140)	(408,780)	(118,561)	(192,095)	(1,575)

Net Assets as of December 31, 2015:	$66,448	$1,819,446	$1,794,787	$1,849,112	$65,845

Investment Income:
Reinvested Dividends	656	—	48,747	36,883	978
Investment Expense:
Mortality and Expense Risk and Administrative Charges	865	24,230	25,080	33,014	904

Net Investment Income (Loss)	(209)	(24,230)	23,667	3,869	74
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,328	78,224	60,179	42,758	—
Realized Gain (Loss) on Investments	694	(15,935)	24,690	17,022	935

Net Realized Capital Gains (Losses) on Investments	3,022	62,289	84,869	59,780	935
Net Change in Unrealized Appreciation (Depreciation)	3,444	78,147	20,500	28,944	(542)

Net Gain (Loss) on Investment	6,466	140,436	105,369	88,724	393
Net Increase (Decrease) in Net Assets Resulting from Operations	6,257	116,206	129,036	92,593	467

Increase (Decrease) in Net Assets from Contract Transactions	(897)	(236,623)	(99,585)	372,214	(7,428)

Total Increase (Decrease) in Net Assets	5,360	(120,417)	29,451	464,807	(6,961)

Net Assets as of December 31, 2016:	$71,808	$1,699,029	$1,824,238	$2,313,919	$58,884

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA AB Dynamic Allocation Service Class Subaccount	TA Aegon Government Money Market Initial Class Subaccount	TA Aegon Government Money Market Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount
Net Assets as of December 31, 2014:	$20,046,123	$172,527	$63,067,404	$155,404	$5,933,436

Investment Income:
Reinvested Dividends	222,696	8	2,812	8,521	379,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,296	2,291	713,284	1,696	88,931

Net Investment Income (Loss)	(88,600)	(2,283)	(710,472)	6,825	290,869
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	325,101	—	—	2,488	(38,459)

Net Realized Capital Gains (Losses) on Investments	325,101	—	—	2,488	(38,459)
Net Change in Unrealized Appreciation (Depreciation)	(665,944)	—	—	(15,750)	(608,659)

Net Gain (Loss) on Investment	(340,843)	—	—	(13,262)	(647,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,443)	(2,283)	(710,472)	(6,437)	(356,249)

Increase (Decrease) in Net Assets from Contract Transactions	1,448,269	(26,707)	(14,794,488)	(28,890)	327,552

Total Increase (Decrease) in Net Assets	1,018,826	(28,990)	(15,504,960)	(35,327)	(28,697)

Net Assets as of December 31, 2015:	$21,064,949	$143,537	$47,562,444	$120,077	$5,904,739

Investment Income:
Reinvested Dividends	265,263	9	2,299	6,073	333,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	304,121	2,162	605,563	1,209	83,077

Net Investment Income (Loss)	(38,858)	(2,153)	(603,264)	4,864	250,912
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	256,565	—	—	(1,072)	(173,616)

Net Realized Capital Gains (Losses) on Investments	256,565	—	—	(1,072)	(173,616)
Net Change in Unrealized Appreciation (Depreciation)	(132,762)	—	—	9,136	626,208

Net Gain (Loss) on Investment	123,803	—	—	8,064	452,592
Net Increase (Decrease) in Net Assets Resulting from Operations	84,945	(2,153)	(603,264)	12,928	703,504

Increase (Decrease) in Net Assets from Contract Transactions	1,139,388	(63,135)	(10,551,001)	(34,488)	32,892

Total Increase (Decrease) in Net Assets	1,224,333	(65,288)	(11,154,265)	(21,560)	736,396

Net Assets as of December 31, 2016:	$22,289,282	$78,249	$36,408,179	$98,517	$6,641,135

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount(1)	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount
Net Assets as of December 31, 2014:	$371,973	$32,526,271	$—	$59,352	$61,576,298

Investment Income:
Reinvested Dividends	7,797	622,100	—	1,326	1,298,658
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,887	626,485	38,397	696	882,150

Net Investment Income (Loss)	2,910	(4,385)	(38,397)	630	416,508
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,818	166,344	—	2,354	2,605,565
Realized Gain (Loss) on Investments	(1,060)	(319,256)	(9,098)	(1,407)	158,894

Net Realized Capital Gains (Losses) on Investments	758	(152,912)	(9,098)	947	2,764,459
Net Change in Unrealized Appreciation (Depreciation)	(7,798)	(864,897)	(38,943)	(3,042)	(5,507,058)

Net Gain (Loss) on Investment	(7,040)	(1,017,809)	(48,041)	(2,095)	(2,742,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,130)	(1,022,194)	(86,438)	(1,465)	(2,326,091)

Increase (Decrease) in Net Assets from Contract Transactions	(60,625)	39,275,442	9,405,678	(42,340)	5,174,555

Total Increase (Decrease) in Net Assets	(64,755)	38,253,248	9,319,240	(43,805)	2,848,464

Net Assets as of December 31, 2015:	$307,218	$70,779,519	$9,319,240	$15,547	$64,424,762

Investment Income:
Reinvested Dividends	2,845	360,017	106,786	321	1,109,879
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,486	1,190,019	234,222	219	845,039

Net Investment Income (Loss)	(1,641)	(830,002)	(127,436)	102	264,840
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	350	1,386,297
Realized Gain (Loss) on Investments	(5,344)	500,995	43,016	(8)	(778,203)

Net Realized Capital Gains (Losses) on Investments	(5,344)	500,995	43,016	342	608,094
Net Change in Unrealized Appreciation (Depreciation)	(629)	(443,504)	1,094,835	50	880,028

Net Gain (Loss) on Investment	(5,973)	57,491	1,137,851	392	1,488,122
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,614)	(772,511)	1,010,415	494	1,752,962

Increase (Decrease) in Net Assets from Contract Transactions	(47,625)	2,390,570	16,459,541	1	(5,612,322)

Total Increase (Decrease) in Net Assets	(55,239)	1,618,059	17,469,956	495	(3,859,360)

Net Assets as of December 31, 2016:	$251,979	$72,397,578	$26,789,196	$16,042	$60,565,402

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount
Net Assets as of December 31, 2014:	$147,420	$6,835,481	$892,285	$289,657,459	$337,554

Investment Income:
Reinvested Dividends	2,465	101,820	17,755	5,358,441	6,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,074	98,250	12,120	4,005,992	3,529

Net Investment Income (Loss)	391	3,570	5,635	1,352,449	2,533
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	30,026	10,168,098	4,523
Realized Gain (Loss) on Investments	481	219,548	6,914	3,049,283	6,401

Net Realized Capital Gains (Losses) on Investments	481	219,548	36,940	13,217,381	10,924
Net Change in Unrealized Appreciation (Depreciation)	(5,677)	(519,081)	(73,259)	(25,805,067)	(23,222)

Net Gain (Loss) on Investment	(5,196)	(299,533)	(36,319)	(12,587,686)	(12,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,805)	(295,963)	(30,684)	(11,235,237)	(9,765)

Increase (Decrease) in Net Assets from Contract Transactions	(1,158)	248,295	(54,588)	1,176,969	(65,800)

Total Increase (Decrease) in Net Assets	(5,963)	(47,668)	(85,272)	(10,058,268)	(75,565)

Net Assets as of December 31, 2015:	$141,457	$6,787,813	$807,013	$279,599,191	$261,989

Investment Income:
Reinvested Dividends	1,190	133,450	19,510	5,408,591	7,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,307	94,824	11,632	3,789,249	4,686

Net Investment Income (Loss)	(117)	38,626	7,878	1,619,342	2,933
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	22,232	7,018,580	20,492
Realized Gain (Loss) on Investments	12,019	86,077	1,311	752,718	14

Net Realized Capital Gains (Losses) on Investments	12,019	86,077	23,543	7,771,298	20,506
Net Change in Unrealized Appreciation (Depreciation)	(7,958)	101,098	1,356	989,617	3,429

Net Gain (Loss) on Investment	4,061	187,175	24,899	8,760,915	23,935
Net Increase (Decrease) in Net Assets Resulting from Operations	3,944	225,801	32,777	10,380,257	26,868

Increase (Decrease) in Net Assets from Contract Transactions	(90,035)	531,533	63,889	(8,210,994)	98,322

Total Increase (Decrease) in Net Assets	(86,091)	757,334	96,666	2,169,263	125,190

Net Assets as of December 31, 2016:	$55,366	$7,545,147	$903,679	$281,768,454	$387,179

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Equity Smart Beta 100 Service Class Subaccount(1)	TA BlackRock Global Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$151,210,658	$3,844,650	$6,012,268	$—	$56,800,395

Investment Income:
Reinvested Dividends	3,125,731	66,656	117,973	—	987,881
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,245,913	48,083	111,423	—	804,374

Net Investment Income (Loss)	879,818	18,573	6,550	—	183,507
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,633,946	—	—	—	5,079,584
Realized Gain (Loss) on Investments	3,694,017	162,592	162,416	—	26,781

Net Realized Capital Gains (Losses) on Investments	6,327,963	162,592	162,416	—	5,106,365
Net Change in Unrealized Appreciation (Depreciation)	(13,540,534)	(356,685)	(653,357)	—	(6,852,441)

Net Gain (Loss) on Investment	(7,212,571)	(194,093)	(490,941)	—	(1,746,076)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,332,753)	(175,520)	(484,391)	—	(1,562,569)

Increase (Decrease) in Net Assets from Contract Transactions	8,526,000	(399,062)	6,953,163	—	1,143,502

Total Increase (Decrease) in Net Assets	2,193,247	(574,582)	6,468,772	—	(419,067)

Net Assets as of December 31, 2015:	$153,403,905	$3,270,068	$12,481,040	$—	$56,381,328

Investment Income:
Reinvested Dividends	2,768,033	61,862	327,465	—	224,629
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,204,955	40,951	219,242	2,810	817,031

Net Investment Income (Loss)	563,078	20,911	108,223	(2,810)	(592,402)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,580,519	—	—	—	347,991
Realized Gain (Loss) on Investments	1,729,850	228,128	249,583	(248)	(606,240)

Net Realized Capital Gains (Losses) on Investments	10,310,369	228,128	249,583	(248)	(258,249)
Net Change in Unrealized Appreciation (Depreciation)	(3,625,948)	126,672	1,509,558	16,689	2,756,356

Net Gain (Loss) on Investment	6,684,421	354,800	1,759,141	16,441	2,498,107
Net Increase (Decrease) in Net Assets Resulting from Operations	7,247,499	375,711	1,867,364	13,631	1,905,705

Increase (Decrease) in Net Assets from Contract Transactions	1,705,525	(613,102)	5,214,936	1,112,817	3,768,486

Total Increase (Decrease) in Net Assets	8,953,024	(237,391)	7,082,300	1,126,448	5,674,191

Net Assets as of December 31, 2016:	$162,356,929	$3,032,677	$19,563,340	$1,126,448	$62,055,519

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount(1)	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount(1)	TA BlackRock Smart Beta 50 Service Class Subaccount(1)	TA BlackRock Smart Beta 75 Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$87,586,850

Investment Income:
Reinvested Dividends	—	—	—	—	1,659,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,832	22,772	—	—	1,319,899

Net Investment Income (Loss)	(15,832)	(22,772)	—	—	339,546
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	4,710,084
Realized Gain (Loss) on Investments	(8,185)	(6,479)	—	—	638,820

Net Realized Capital Gains (Losses) on Investments	(8,185)	(6,479)	—	—	5,348,904
Net Change in Unrealized Appreciation (Depreciation)	(108,655)	(207,978)	—	—	(7,295,947)

Net Gain (Loss) on Investment	(116,840)	(214,457)	—	—	(1,947,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	(132,672)	(237,229)	—	—	(1,607,497)

Increase (Decrease) in Net Assets from Contract Transactions	3,426,770	4,782,538	—	—	8,404,231

Total Increase (Decrease) in Net Assets	3,294,098	4,545,309	—	—	6,796,734

Net Assets as of December 31, 2015:	$3,294,098	$4,545,309	$—	$—	$94,383,584

Investment Income:
Reinvested Dividends	123,821	140,635	—	—	2,269,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,706	81,493	10,512	6,230	1,371,126

Net Investment Income (Loss)	40,115	59,142	(10,512)	(6,230)	897,948
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	412,737	394,030	—	—	3,301,868
Realized Gain (Loss) on Investments	(94,426)	(152,193)	(927)	31	112,430

Net Realized Capital Gains (Losses) on Investments	318,311	241,837	(927)	31	3,414,298
Net Change in Unrealized Appreciation (Depreciation)	(355,670)	(341,501)	(13,804)	5,799	(964,853)

Net Gain (Loss) on Investment	(37,359)	(99,664)	(14,731)	5,830	2,449,445
Net Increase (Decrease) in Net Assets Resulting from Operations	2,756	(40,522)	(25,243)	(400)	3,347,393

Increase (Decrease) in Net Assets from Contract Transactions	3,906,565	2,810,895	3,542,049	834,226	2,826,438

Total Increase (Decrease) in Net Assets	3,909,321	2,770,373	3,516,806	833,826	6,173,831

Net Assets as of December 31, 2016:	$7,203,419	$7,315,682	$3,516,806	$833,826	$100,557,415

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount
Net Assets as of December 31, 2014:	$38,903	$5,463,539	$35,391,209	$35,378,527	$41,630

Investment Income:
Reinvested Dividends	1,059	249,927	756,047	362,586	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	431	91,559	604,194	622,207	601

Net Investment Income (Loss)	628	158,368	151,853	(259,621)	(601)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,108,051	7,107
Realized Gain (Loss) on Investments	(1,905)	116,885	440,491	541,617	1,728

Net Realized Capital Gains (Losses) on Investments	(1,905)	116,885	440,491	1,649,668	8,835
Net Change in Unrealized Appreciation (Depreciation)	709	(467,508)	(2,350,691)	(2,054,308)	(11,330)

Net Gain (Loss) on Investment	(1,196)	(350,623)	(1,910,200)	(404,640)	(2,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	(568)	(192,255)	(1,758,347)	(664,261)	(3,096)

Increase (Decrease) in Net Assets from Contract Transactions	(15,002)	557,911	9,461,489	16,002,515	(5,089)

Total Increase (Decrease) in Net Assets	(15,570)	365,656	7,703,142	15,338,254	(8,185)

Net Assets as of December 31, 2015:	$23,333	$5,829,195	$43,094,351	$50,716,781	$33,445

Investment Income:
Reinvested Dividends	418	83,047	800,130	631,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	328	88,308	610,021	817,992	573

Net Investment Income (Loss)	90	(5,261)	190,109	(186,457)	(573)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	524,526	3,921
Realized Gain (Loss) on Investments	(267)	(64)	(67,381)	621,735	20

Net Realized Capital Gains (Losses) on Investments	(267)	(64)	(67,381)	1,146,261	3,941
Net Change in Unrealized Appreciation (Depreciation)	(19)	(104,434)	(267,183)	836,656	(4,655)

Net Gain (Loss) on Investment	(286)	(104,498)	(334,564)	1,982,917	(714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(196)	(109,759)	(144,455)	1,796,460	(1,287)

Increase (Decrease) in Net Assets from Contract Transactions	(1,100)	2,018	(1,450,692)	14,170,752	15,722

Total Increase (Decrease) in Net Assets	(1,296)	(107,741)	(1,595,147)	15,967,212	14,435

Net Assets as of December 31, 2016:	$22,037	$5,721,454	$41,499,204	$66,683,993	$47,880

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of December 31, 2014:	$4,158,692	$2,074,564	$12,818,115	$15,198,187	$655,455

Investment Income:
Reinvested Dividends	—	—	—	345,165	6,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,885	28,346	220,779	267,775	8,538

Net Investment Income (Loss)	(60,885)	(28,346)	(220,779)	77,390	(2,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	641,643	156,944	1,131,981	—	46,368
Realized Gain (Loss) on Investments	(84,275)	109,625	273,093	2,690	27,292

Net Realized Capital Gains (Losses) on Investments	557,368	266,569	1,405,074	2,690	73,660
Net Change in Unrealized Appreciation (Depreciation)	(779,835)	(46,998)	4,960	(323,994)	(79,783)

Net Gain (Loss) on Investment	(222,467)	219,571	1,410,034	(321,304)	(6,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(283,352)	191,225	1,189,255	(243,914)	(8,405)

Increase (Decrease) in Net Assets from Contract Transactions	(53,433)	(264,192)	4,655,615	5,158,300	(13,001)

Total Increase (Decrease) in Net Assets	(336,785)	(72,967)	5,844,870	4,914,386	(21,406)

Net Assets as of December 31, 2015:	$3,821,907	$2,001,597	$18,662,985	$20,112,573	$634,049

Investment Income:
Reinvested Dividends	—	—	—	472,747	2,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,185	22,059	242,561	356,405	7,906

Net Investment Income (Loss)	(50,185)	(22,059)	(242,561)	116,342	(5,482)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	333,048	257,979	2,645,528	—	13,251
Realized Gain (Loss) on Investments	(282,403)	124,710	238,186	58,434	29,316

Net Realized Capital Gains (Losses) on Investments	50,645	382,689	2,883,714	58,434	42,567
Net Change in Unrealized Appreciation (Depreciation)	(149,818)	(447,554)	(3,346,286)	(225,767)	23,374

Net Gain (Loss) on Investment	(99,173)	(64,865)	(462,572)	(167,333)	65,941
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,358)	(86,924)	(705,133)	(50,991)	60,459

Increase (Decrease) in Net Assets from Contract Transactions	(110,398)	(492,403)	(1,802,023)	7,609,613	(83,649)

Total Increase (Decrease) in Net Assets	(259,756)	(579,327)	(2,507,156)	7,558,622	(23,190)

Net Assets as of December 31, 2016:	$3,562,151	$1,422,270	$16,155,829	$27,671,195	$610,859

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

Investment Income:
Reinvested Dividends	16,741	158,916	704,189	703,135	402,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,674	329,397	856,170	1,028,431	810,857

Net Investment Income (Loss)	(17,933)	(170,481)	(151,981)	(325,296)	(408,706)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,773	1,424,195	—	—	—
Realized Gain (Loss) on Investments	37,560	410,750	375,437	548,329	494,733

Net Realized Capital Gains (Losses) on Investments	186,333	1,834,945	375,437	548,329	494,733
Net Change in Unrealized Appreciation (Depreciation)	(209,675)	(2,743,920)	(1,498,341)	(3,269,466)	(3,082,378)

Net Gain (Loss) on Investment	(23,342)	(908,975)	(1,122,904)	(2,721,137)	(2,587,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,275)	(1,079,456)	(1,274,885)	(3,046,433)	(2,996,351)

Increase (Decrease) in Net Assets from Contract Transactions	(79,190)	1,435,904	20,590,178	39,248,630	28,039,568

Total Increase (Decrease) in Net Assets	(120,465)	356,448	19,315,293	36,202,197	25,043,217

Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

Investment Income:
Reinvested Dividends	3,275	413,614	907,207	1,092,043	657,965
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,417	336,001	1,055,680	1,323,962	917,345

Net Investment Income (Loss)	(29,142)	77,613	(148,473)	(231,919)	(259,380)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,134	3,459,483	—	2,143,253	1,208,606
Realized Gain (Loss) on Investments	(61,974)	(11,832)	607,905	780,360	180,464

Net Realized Capital Gains (Losses) on Investments	(20,840)	3,447,651	607,905	2,923,613	1,389,070
Net Change in Unrealized Appreciation (Depreciation)	208,563	(1,084,278)	1,526,683	(4,675,958)	(2,634,950)

Net Gain (Loss) on Investment	187,723	2,363,373	2,134,588	(1,752,345)	(1,245,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,581	2,440,986	1,986,115	(1,984,264)	(1,505,260)

Increase (Decrease) in Net Assets from Contract Transactions	2,282,556	3,010,182	11,372,524	4,988,286	(2,400,133)

Total Increase (Decrease) in Net Assets	2,441,137	5,451,168	13,358,639	3,004,022	(3,905,393)

Net Assets as of December 31, 2016:	$4,419,905	$26,255,068	$83,825,181	$96,492,892	$62,664,292

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount
Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$27,861,249	$67,563

Investment Income:
Reinvested Dividends	5,242,969	1,246,724	5,073,662	—	1,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,405,020	1,108,435	4,752,037	429,582	1,043

Net Investment Income (Loss)	(162,051)	138,289	321,625	(429,582)	159
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,508,025	3,644,996	29,622,051	1,125,205	—
Realized Gain (Loss) on Investments	1,181,642	354,232	(1,285,033)	219,996	426

Net Realized Capital Gains (Losses) on Investments	17,689,667	3,999,228	28,337,018	1,345,201	426
Net Change in Unrealized Appreciation (Depreciation)	(31,326,611)	(5,916,693)	(46,304,125)	(2,382,994)	(1,785)

Net Gain (Loss) on Investment	(13,636,944)	(1,917,465)	(17,967,107)	(1,037,793)	(1,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,798,995)	(1,779,176)	(17,645,482)	(1,467,375)	(1,200)

Increase (Decrease) in Net Assets from Contract Transactions	103,681,501	9,958,437	30,033,950	4,870,338	6,419

Total Increase (Decrease) in Net Assets	89,882,506	8,179,261	12,388,468	3,402,963	5,219

Net Assets as of December 31, 2015:	$432,034,799	$86,100,597	$339,220,776	$31,264,212	$72,782

Investment Income:
Reinvested Dividends	7,211,461	1,460,997	5,762,053	53,545	987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,792,729	1,197,305	4,738,438	455,775	890

Net Investment Income (Loss)	1,418,732	263,692	1,023,615	(402,230)	97
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,538,812	817,693	—	486,666	494
Realized Gain (Loss) on Investments	(879,475)	(288,710)	(6,911,530)	327,435	874

Net Realized Capital Gains (Losses) on Investments	2,659,337	528,983	(6,911,530)	814,101	1,368
Net Change in Unrealized Appreciation (Depreciation)	6,123,019	1,498,255	17,091,208	418,432	(2,376)

Net Gain (Loss) on Investment	8,782,356	2,027,238	10,179,678	1,232,533	(1,008)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,201,088	2,290,930	11,203,293	830,303	(911)

Increase (Decrease) in Net Assets from Contract Transactions	(3,939,415)	(25,039)	3,928,398	2,045,765	(10,035)

Total Increase (Decrease) in Net Assets	6,261,673	2,265,891	15,131,691	2,876,068	(10,946)

Net Assets as of December 31, 2016:	$438,296,472	$88,366,488	$354,352,467	$34,140,280	$61,836

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount	TA Multi- Managed Balanced Service Class Subaccount
Net Assets as of December 31, 2014:	$3,695,090	$70,381	$1,461,885	$50,777	$10,150,180

Investment Income:
Reinvested Dividends	70,908	—	—	698	133,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,190	1,102	29,065	706	153,348

Net Investment Income (Loss)	(13,282)	(1,102)	(29,065)	(8)	(20,325)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,473	185,828	2,438	540,316
Realized Gain (Loss) on Investments	20,254	11,108	121,802	86	90,446

Net Realized Capital Gains (Losses) on Investments	20,254	17,581	307,630	2,524	630,762
Net Change in Unrealized Appreciation (Depreciation)	(388,580)	(9,338)	(154,884)	(3,110)	(803,048)

Net Gain (Loss) on Investment	(368,326)	8,243	152,746	(586)	(172,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,608)	7,141	123,681	(594)	(192,611)

Increase (Decrease) in Net Assets from Contract Transactions	9,075,134	3,523	594,807	1	3,638,762

Total Increase (Decrease) in Net Assets	8,693,526	10,664	718,488	(593)	3,446,151

Net Assets as of December 31, 2015:	$12,388,616	$81,045	$2,180,373	$50,184	$13,596,331

Investment Income:
Reinvested Dividends	168,827	—	—	756	401,542
Investment Expense:
Mortality and Expense Risk and Administrative Charges	187,110	975	32,390	886	531,979

Net Investment Income (Loss)	(18,283)	(975)	(32,390)	(130)	(130,437)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	98,441	9,580	330,356	2,561	1,562,177
Realized Gain (Loss) on Investments	(224,369)	4,833	(67,197)	4,277	30,169

Net Realized Capital Gains (Losses) on Investments	(125,928)	14,413	263,159	6,838	1,592,346
Net Change in Unrealized Appreciation (Depreciation)	(74,650)	(17,533)	(359,825)	(2,860)	1,158,320

Net Gain (Loss) on Investment	(200,578)	(3,120)	(96,666)	3,978	2,750,666
Net Increase (Decrease) in Net Assets Resulting from Operations	(218,861)	(4,095)	(129,056)	3,848	2,620,229

Increase (Decrease) in Net Assets from Contract Transactions	1,175,645	(13,251)	1,658,408	(26,257)	67,189,083

Total Increase (Decrease) in Net Assets	956,784	(17,346)	1,529,352	(22,409)	69,809,312

Net Assets as of December 31, 2016:	$13,345,400	$63,699	$3,709,725	$27,775	$83,405,643

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi- Manager Alternative Strategies Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount
Net Assets as of December 31, 2014:	$30,031	$30,107,695	$10,002,783	$15,981,612	$390,765

Investment Income:
Reinvested Dividends	288	—	47,589	—	8,480
Investment Expense:
Mortality and Expense Risk and Administrative Charges	761	443,100	209,552	300,406	4,413

Net Investment Income (Loss)	(473)	(443,100)	(161,963)	(300,406)	4,067
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	651	1,109,594	380,861	517,123	8,040
Realized Gain (Loss) on Investments	30	140,862	34,919	146,428	1,860

Net Realized Capital Gains (Losses) on Investments	681	1,250,456	415,780	663,551	9,900
Net Change in Unrealized Appreciation (Depreciation)	(7,298)	(2,142,538)	(910,472)	(1,625,569)	(14,905)

Net Gain (Loss) on Investment	(6,617)	(892,082)	(494,692)	(962,018)	(5,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,090)	(1,335,182)	(656,655)	(1,262,424)	(938)

Increase (Decrease) in Net Assets from Contract Transactions	113,473	3,608,785	7,144,462	13,767,540	(97,419)

Total Increase (Decrease) in Net Assets	106,383	2,273,603	6,487,807	12,505,116	(98,357)

Net Assets as of December 31, 2015:	$136,414	$32,381,298	$16,490,590	$28,486,728	$292,408

Investment Income:
Reinvested Dividends	4,882	101,856	88,757	—	11,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,848	481,795	271,697	399,321	4,909

Net Investment Income (Loss)	3,034	(379,939)	(182,940)	(399,321)	6,641
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	383
Realized Gain (Loss) on Investments	(380)	220,864	115,584	(6,331)	(9,219)

Net Realized Capital Gains (Losses) on Investments	(380)	220,864	115,584	(6,331)	(8,836)
Net Change in Unrealized Appreciation (Depreciation)	(869)	1,522,052	617,626	1,482,806	2,041

Net Gain (Loss) on Investment	(1,249)	1,742,916	733,210	1,476,475	(6,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,785	1,362,977	550,270	1,077,154	(154)

Increase (Decrease) in Net Assets from Contract Transactions	73,860	3,774,489	7,053,964	973,395	(12,519)

Total Increase (Decrease) in Net Assets	75,645	5,137,466	7,604,234	2,050,549	(12,673)

Net Assets as of December 31, 2016:	$212,059	$37,518,764	$24,094,824	$30,537,277	$279,735

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount
Net Assets as of December 31, 2014:	$68,015,822	$14,671,181	$390,086	$24,423,931

Investment Income:
Reinvested Dividends	1,871,781	186,170	—	262,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,019,279	214,568	9,282	349,065

Net Investment Income (Loss)	852,502	(28,398)	(9,282)	(86,865)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,953,000	—	—	759,205
Realized Gain (Loss) on Investments	(315,564)	(224,681)	(138,423)	18,240

Net Realized Capital Gains (Losses) on Investments	1,637,436	(224,681)	(138,423)	777,445
Net Change in Unrealized Appreciation (Depreciation)	(3,216,589)	(391,511)	(32,361)	(1,694,777)

Net Gain (Loss) on Investment	(1,579,153)	(616,192)	(170,784)	(917,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(726,651)	(644,590)	(180,066)	(1,004,197)

Increase (Decrease) in Net Assets from Contract Transactions	4,139,297	33,602	912,242	3,190,370

Total Increase (Decrease) in Net Assets	3,412,646	(610,988)	732,176	2,186,173

Net Assets as of December 31, 2015:	$71,428,468	$14,060,193	$1,122,262	$26,610,104

Investment Income:
Reinvested Dividends	1,645,596	86,131	—	331,133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,048,236	207,241	21,978	342,821

Net Investment Income (Loss)	597,360	(121,110)	(21,978)	(11,688)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	60,752	—	—	—
Realized Gain (Loss) on Investments	(500,165)	(193,944)	(400,055)	(229,674)

Net Realized Capital Gains (Losses) on Investments	(439,413)	(193,944)	(400,055)	(229,674)
Net Change in Unrealized Appreciation (Depreciation)	498,413	633,805	(199,203)	558,788

Net Gain (Loss) on Investment	59,000	439,861	(599,258)	329,114
Net Increase (Decrease) in Net Assets Resulting from Operations	656,360	318,751	(621,236)	317,426

Increase (Decrease) in Net Assets from Contract Transactions	4,784,997	222,177	638,141	(1,801,761)

Total Increase (Decrease) in Net Assets	5,441,357	540,928	16,905	(1,484,335)

Net Assets as of December 31, 2016:	$76,869,825	$14,601,121	$1,139,167	$25,125,769

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/ Mid Cap Value Service Class Subaccount
Net Assets as of December 31, 2014:	$95,420,430	$55,073,814	$3,330,797	$7,605,510

Investment Income:
Reinvested Dividends	963,792	604,444	34,066	68,366
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,323,822	821,203	44,361	125,297

Net Investment Income (Loss)	(360,030)	(216,759)	(10,295)	(56,931)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,995,594	3,512,625	388,756	1,026,065
Realized Gain (Loss) on Investments	180,982	(28,979)	52,290	(9,861)

Net Realized Capital Gains (Losses) on Investments	4,176,576	3,483,646	441,046	1,016,204
Net Change in Unrealized Appreciation (Depreciation)	(9,502,327)	(8,264,566)	(552,808)	(1,336,696)

Net Gain (Loss) on Investment	(5,325,751)	(4,780,920)	(111,762)	(320,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,685,781)	(4,997,679)	(122,057)	(377,423)

Increase (Decrease) in Net Assets from Contract Transactions	5,672,293	8,548,338	(142,395)	922,540

Total Increase (Decrease) in Net Assets	(13,488)	3,550,659	(264,452)	545,117

Net Assets as of December 31, 2015:	$95,406,942	$58,624,473	$3,066,345	$8,150,627

Investment Income:
Reinvested Dividends	1,123,193	589,802	22,283	47,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,231,852	771,126	38,764	127,944

Net Investment Income (Loss)	(108,659)	(181,324)	(16,481)	(80,406)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	287,276	916,696
Realized Gain (Loss) on Investments	(507,757)	(1,083,059)	37,215	(132,052)

Net Realized Capital Gains (Losses) on Investments	(507,757)	(1,083,059)	324,491	784,644
Net Change in Unrealized Appreciation (Depreciation)	1,428,343	1,559,006	229,133	904,386

Net Gain (Loss) on Investment	920,586	475,947	553,624	1,689,030
Net Increase (Decrease) in Net Assets Resulting from Operations	811,927	294,623	537,143	1,608,624

Increase (Decrease) in Net Assets from Contract Transactions	(6,889,291)	(5,907,303)	(393,988)	582,452

Total Increase (Decrease) in Net Assets	(6,077,364)	(5,612,680)	143,155	2,191,076

Net Assets as of December 31, 2016:	$89,329,578	$53,011,793	$3,209,500	$10,341,703

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount
Net Assets as of December 31, 2014:	$295,834	$22,421,531	$1,765,697	$9,918,986	$886,720

Investment Income:
Reinvested Dividends	—	—	9,558	32,967	25,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,955	381,615	24,397	143,513	11,996

Net Investment Income (Loss)	(2,955)	(381,615)	(14,839)	(110,546)	13,699
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,734	2,059,022	331,707	1,986,456	—
Realized Gain (Loss) on Investments	86,107	564,748	19,966	(682,330)	14,572

Net Realized Capital Gains (Losses) on Investments	106,841	2,623,770	351,673	1,304,126	14,572
Net Change in Unrealized Appreciation (Depreciation)	(92,386)	(2,341,892)	(386,371)	(1,370,305)	(23,798)

Net Gain (Loss) on Investment	14,455	281,878	(34,698)	(66,179)	(9,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,500	(99,737)	(49,537)	(176,725)	4,473

Increase (Decrease) in Net Assets from Contract Transactions	(45,833)	2,523,075	(69,038)	(7,201,223)	(113,256)

Total Increase (Decrease) in Net Assets	(34,333)	2,423,338	(118,575)	(7,377,948)	(108,783)

Net Assets as of December 31, 2015:	$261,501	$24,844,869	$1,647,122	$2,541,038	$777,937

Investment Income:
Reinvested Dividends	—	—	6,633	3,373	18,220
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,443	376,774	19,844	36,767	9,494

Net Investment Income (Loss)	(2,443)	(376,774)	(13,211)	(33,394)	8,726
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,403	3,213,477	—	—	—
Realized Gain (Loss) on Investments	10,683	(47,350)	21,734	(62,187)	1,910

Net Realized Capital Gains (Losses) on Investments	41,086	3,166,127	21,734	(62,187)	1,910
Net Change in Unrealized Appreciation (Depreciation)	(14,696)	(711,060)	48,049	202,301	(16,702)

Net Gain (Loss) on Investment	26,390	2,455,067	69,783	140,114	(14,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,947	2,078,293	56,572	106,720	(6,066)

Increase (Decrease) in Net Assets from Contract Transactions	(20,049)	2,832,618	(317,163)	(39,574)	(99,519)

Total Increase (Decrease) in Net Assets	3,898	4,910,911	(260,591)	67,146	(105,585)

Net Assets as of December 31, 2016:	$265,399	$29,755,780	$1,386,531	$2,608,184	$672,352

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount
Net Assets as of December 31, 2014:	$1,710,204	$3,041,752	$2,909,622	$—	$—

Investment Income:
Reinvested Dividends	77,075	21,298	22,030	11,878	8,285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,627	41,476	76,783	5,288	3,284

Net Investment Income (Loss)	39,448	(20,178)	(54,753)	6,590	5,001
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	934,412	1,389,040	21,752	6,805
Realized Gain (Loss) on Investments	6,672	109,223	(116,223)	(52)	(15)

Net Realized Capital Gains (Losses) on Investments	6,672	1,043,635	1,272,817	21,700	6,790
Net Change in Unrealized Appreciation (Depreciation)	(129,310)	(857,486)	(1,246,748)	(11,920)	(23,787)

Net Gain (Loss) on Investment	(122,638)	186,149	26,069	9,780	(16,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,190)	165,971	(28,684)	16,370	(11,996)

Increase (Decrease) in Net Assets from Contract Transactions	832,637	(392,785)	11,471,852	707,208	442,005

Total Increase (Decrease) in Net Assets	749,447	(226,814)	11,443,168	723,578	430,009

Net Assets as of December 31, 2015:	$2,459,651	$2,814,938	$14,352,790	$723,578	$430,009

Investment Income:
Reinvested Dividends	59,099	10,349	25,803	16,490	6,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,241	36,025	220,998	5,950	3,423

Net Investment Income (Loss)	23,858	(25,676)	(195,195)	10,540	2,648
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	106,934	629,873	13,470	7,068
Realized Gain (Loss) on Investments	(36,253)	(26,895)	(324,314)	(102)	(287)

Net Realized Capital Gains (Losses) on Investments	(36,253)	80,039	305,559	13,368	6,781
Net Change in Unrealized Appreciation (Depreciation)	(22,227)	(27,337)	82,834	55,124	(4,371)

Net Gain (Loss) on Investment	(58,480)	52,702	388,393	68,492	2,410
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,622)	27,026	193,198	79,032	5,058

Increase (Decrease) in Net Assets from Contract Transactions	80,015	(335,142)	1,603,254	—	22,002

Total Increase (Decrease) in Net Assets	45,393	(308,116)	1,796,452	79,032	27,060

Net Assets as of December 31, 2016:	$2,505,044	$2,506,822	$16,149,242	$802,610	$457,069

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	7,785	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	2,524	—

Net Investment Income (Loss)	—	—	—	5,261	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,460	—
Realized Gain (Loss) on Investments	—	—	—	(99)	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	1,361	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(15,721)	—

Net Gain (Loss) on Investment	—	—	—	(14,360)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(9,099)	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	353,604	—

Total Increase (Decrease) in Net Assets	—	—	—	344,505	—

Net Assets as of December 31, 2015:	$—	$—	$—	$344,505	$—

Investment Income:
Reinvested Dividends	—	—	—	8,081	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	2,838	—

Net Investment Income (Loss)	—	—	—	5,243	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	963	—
Realized Gain (Loss) on Investments	—	—	—	(87)	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	876	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(411)	—

Net Gain (Loss) on Investment	—	—	—	465	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	5,708	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	(1)	—

Total Increase (Decrease) in Net Assets	—	—	—	5,707	—

Net Assets as of December 31, 2016:	$—	$—	$—	$350,212	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2015:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2016:	$—	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount	Inception Date
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
State Street Total Return V.I.S. Class 3 Shares	GE Investments Total Return Class 3 Shares
TA Aegon Government Money Market Initial Class	TA Aegon Money Market Initial Class
TA Aegon Government Money Market Service Class	TA Aegon Money Market Service Class
TA Janus Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Initial Class
TA Janus Mid-Cap Growth Service Class	TA Morgan Stanley Mid-Cap Growth Service Class
TA Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Initial Class
TA Small/Mid Cap Value Service Class	TA Systematic Small/Mid Cap Value Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA Janus Mid-Cap Growth Initial Class	TA Voya Mid Cap Opportunities Service Class
TA JPMorgan Core Bond Service Class	TA Voya Limited Maturity Bond Service Class

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$1,043,558	$1,191,761
AB Growth and Income Class B Shares	4,332,990	1,485,432
AB Large Cap Growth Class B Shares	53,540	31,773
American Funds - Asset Allocation Class 2 Shares	15,292,253	3,629,797
American Funds - Bond Class 2 Shares	6,488,499	3,331,707
American Funds - Growth Class 2 Shares	12,727,100	6,784,985
American Funds - Growth-Income Class 2 Shares	8,979,875	4,055,655
American Funds - International Class 2 Shares	4,147,359	2,199,319
Fidelity® VIP Balanced Service Class 2	4,933,424	5,462,190
Fidelity® VIP Contrafund® Initial Class	21,319	22,568
Fidelity® VIP Contrafund® Service Class 2	11,500,625	7,307,421
Fidelity® VIP Equity-Income Service Class 2	74,686	168,286
Fidelity® VIP Growth Service Class 2	77,139	50,687
Fidelity® VIP Growth Opportunities Service Class 2	36	88
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	7,817,464	5,550,772
Fidelity® VIP Value Strategies Initial Class	245	141
Fidelity® VIP Value Strategies Service Class 2	3,496,451	2,846,192
Franklin Founding Funds Allocation Class 4 Shares	346,196	502,561
Franklin Income Class 2 Shares	189,315	633,446
Franklin Mutual Shares Class 2 Shares	74,045	132,594
Franklin Templeton Foreign Class 2 Shares	62,311	158,919
Invesco V.I. American Franchise Series II Shares	16,626	4,099
Invesco V.I. Value Opportunities Series II Shares	101,249	22,875
Janus Aspen - Enterprise Service Shares	23,659	17,586
Janus Aspen - Global Research Service Shares	3,699	17,506
Janus Aspen - Perkins Mid Cap Value Service Shares	308	99
JPMorgan Insurance Trust Core Bond Class 1 Shares	15,180	113,165
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,995	1,912
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	601	234
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,984	1,763
MFS® New Discovery Service Class	111,107	293,736
MFS® Total Return Service Class	111,858	127,590
State Street Total Return V.I.S. Class 3 Shares	755,250	336,411
TA AB Dynamic Allocation Initial Class	1,289	8,643
TA AB Dynamic Allocation Service Class	4,947,773	3,847,232

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Government Money Market Initial Class	$207,881	$273,169
TA Aegon Government Money Market Service Class	63,348,239	74,502,494
TA Aegon High Yield Bond Initial Class	6,113	35,736
TA Aegon High Yield Bond Service Class	1,999,747	1,715,942
TA Aegon U.S. Government Securities Initial Class	235,276	284,542
TA Aegon U.S. Government Securities Service Class	60,828,126	59,267,570
TA American Funds Managed Risk - Balanced Service Class	19,789,791	3,457,692
TA Asset Allocation - Conservative Initial Class	672	219
TA Asset Allocation - Conservative Service Class	10,474,006	14,435,158
TA Asset Allocation - Growth Initial Class	1,190	91,342
TA Asset Allocation - Growth Service Class	1,944,185	1,374,025
TA Asset Allocation - Moderate Initial Class	130,638	36,638
TA Asset Allocation - Moderate Service Class	32,871,251	32,444,244
TA Asset Allocation - Moderate Growth Initial Class	126,888	5,140
TA Asset Allocation - Moderate Growth Service Class	31,035,031	20,185,970
TA Barrow Hanley Dividend Focused Initial Class	73,150	665,353
TA Barrow Hanley Dividend Focused Service Class	7,468,503	2,145,347
TA BlackRock Equity Smart Beta 100 Service Class	1,136,517	26,510
TA BlackRock Global Allocation Service Class	15,015,954	11,491,950
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,797,949	2,438,532
TA BlackRock Global Allocation Managed Risk - Growth Service Class	4,260,980	996,908
TA BlackRock Smart Beta 50 Service Class	3,659,688	128,150
TA BlackRock Smart Beta 75 Service Class	835,427	7,431
TA BlackRock Tactical Allocation Service Class	16,481,659	9,455,467
TA Clarion Global Real Estate Securities Initial Class	418	1,429
TA Clarion Global Real Estate Securities Service Class	1,218,539	1,221,781
TA International Moderate Growth Service Class	6,030,572	7,291,113
TA Janus Balanced Service Class	24,101,718	9,592,835
TA Janus Mid-Cap Growth Initial Class	21,614	2,544
TA Janus Mid-Cap Growth Service Class	1,255,876	1,083,409
TA Jennison Growth Initial Class	303,417	559,903
TA Jennison Growth Service Class	6,845,082	6,244,141
TA JPMorgan Core Bond Service Class	11,371,400	3,645,432
TA JPMorgan Enhanced Index Initial Class	35,677	111,557
TA JPMorgan Enhanced Index Service Class	3,030,204	735,656
TA JPMorgan Mid Cap Value Service Class	11,673,862	5,126,590

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$18,374,568	$7,150,509
TA Legg Mason Dynamic Allocation - Balanced Service Class	21,316,256	14,416,652
TA Legg Mason Dynamic Allocation - Growth Service Class	12,001,579	13,452,471
TA Managed Risk - Balanced ETF Service Class	52,615,765	51,597,363
TA Managed Risk - Conservative ETF Service Class	19,885,506	18,829,174
TA Managed Risk - Growth ETF Service Class	54,471,523	49,519,364
TA Market Participation Strategy Service Class	7,210,970	5,080,785
TA MFS International Equity Initial Class	6,962	16,405
TA MFS International Equity Service Class	3,603,527	2,347,699
TA Morgan Stanley Capital Growth Initial Class	31,230	35,876
TA Morgan Stanley Capital Growth Service Class	2,918,611	962,238
TA Multi-Managed Balanced Initial Class	29,565	53,391
TA Multi-Managed Balanced Service Class	72,357,200	3,736,377
TA Multi-Manager Alternative Strategies Service Class	84,618	7,725
TA PIMCO Tactical - Balanced Service Class	7,433,078	4,038,499
TA PIMCO Tactical - Conservative Service Class	10,632,596	3,761,575
TA PIMCO Tactical - Growth Service Class	7,414,380	6,840,310
TA PIMCO Total Return Initial Class	220,382	225,878
TA PIMCO Total Return Service Class	16,732,279	11,289,156
TA PineBridge Inflation Opportunities Service Class	2,306,361	2,205,300
TA ProFunds UltraBear Service Class (OAM)	2,435,126	1,818,991
TA QS Investors Active Asset Allocation - Conservative Service Class	3,658,238	5,471,683
TA QS Investors Active Asset Allocation - Moderate Service Class	6,583,871	13,581,789
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,604,071	9,692,701
TA Small/Mid Cap Value Initial Class	321,589	444,782
TA Small/Mid Cap Value Service Class	2,934,359	1,515,624
TA T. Rowe Price Small Cap Initial Class	37,190	29,281
TA T. Rowe Price Small Cap Service Class	10,900,176	5,230,847
TA Torray Concentrated Growth Initial Class	43,050	373,425
TA Torray Concentrated Growth Service Class	480,357	553,323
TA TS&W International Equity Initial Class	43,342	134,135
TA TS&W International Equity Service Class	433,890	330,016
TA WMC US Growth Initial Class	119,906	373,791
TA WMC US Growth Service Class	4,182,760	2,144,853
Vanguard® Equity Index	29,960	5,950
Vanguard® International	35,140	3,423

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Mid-Cap Index	$—	$—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	9,043	2,838
Voya Global Perspectives Class S Shares	—	—
Voya Large Cap Value Class S Shares	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	—	—
Wanger USA	—	—

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	276,728	(594,196)	(317,468)	207,730	(171,068)	36,662
AB Growth and Income Class B Shares	724,452	(432,032)	292,420	574,482	(420,925)	153,557
AB Large Cap Growth Class B Shares	—	(12,478)	(12,478)	2,163	(23,591)	(21,428)
American Funds - Asset Allocation Class 2 Shares	2,401,188	(1,309,070)	1,092,118	1,027,608	(1,479,337)	(451,729)
American Funds - Bond Class 2 Shares	1,144,800	(1,057,082)	87,718	833,522	(817,354)	16,168
American Funds - Growth Class 2 Shares	1,046,903	(1,101,971)	(55,068)	769,205	(730,512)	38,693
American Funds - Growth-Income Class 2 Shares	698,037	(579,904)	118,133	825,076	(415,933)	409,143
American Funds - International Class 2 Shares	596,839	(618,045)	(21,206)	1,478,153	(6,577,414)	(5,099,261)
Fidelity® VIP Balanced Service Class 2	1,007,093	(2,048,965)	(1,041,872)	1,792,739	(1,514,762)	277,977
Fidelity® VIP Contrafund® Initial Class	1,598	(1,598)	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	1,029,659	(1,410,194)	(380,535)	2,119,663	(4,976,354)	(2,856,691)
Fidelity® VIP Equity-Income Service Class 2	—	(81,460)	(81,460)	8,165	(74,857)	(66,692)
Fidelity® VIP Growth Service Class 2	—	(19,042)	(19,042)	—	(23,340)	(23,340)
Fidelity® VIP Growth Opportunities Service Class 2	—	(45)	(45)	—	(46)	(46)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	701,282	(925,436)	(224,154)	2,594,120	(616,900)	1,977,220
Fidelity® VIP Value Strategies Initial Class	—	—	—	—	(1)	(1)
Fidelity® VIP Value Strategies Service Class 2	472,616	(513,211)	(40,595)	499,391	(2,653,378)	(2,153,987)
Franklin Founding Funds Allocation Class 4 Shares	54,352	(252,495)	(198,143)	58,157	(489,552)	(431,395)
Franklin Income Class 2 Shares	13,418	(458,694)	(445,276)	50,305	(3,705,638)	(3,655,333)
Franklin Mutual Shares Class 2 Shares	—	(103,366)	(103,366)	4,360	(32,043)	(27,683)
Franklin Templeton Foreign Class 2 Shares	146	(146,217)	(146,071)	18,128	(329,105)	(310,977)
Invesco V.I. American Franchise Series II Shares	—	(1,034)	(1,034)	—	(1,831)	(1,831)
Invesco V.I. Value Opportunities Series II Shares	—	(13,685)	(13,685)	—	(13,426)	(13,426)
Janus Aspen - Enterprise Service Shares	—	(4,101)	(4,101)	—	(15,323)	(15,323)
Janus Aspen - Global Research Service Shares	—	(10,011)	(10,011)	2,242	(11,104)	(8,862)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(35)	(35)	—	(36)	(36)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(82,892)	(82,892)	18,828	(63,518)	(44,690)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(47)	(47)	—	(50)	(50)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(341)	(341)	—	(328)	(328)
MFS® New Discovery Service Class	16,394	(128,700)	(112,306)	11,532	(156,779)	(145,247)
MFS® Total Return Service Class	1,530	(60,552)	(59,022)	5,232	(53,424)	(48,192)
State Street Total Return V.I.S. Class 3 Shares	289,461	(193,016)	96,445	68,036	(250,901)	(182,865)
TA AB Dynamic Allocation Initial Class	191	(4,750)	(4,559)	346	(710)	(364)
TA AB Dynamic Allocation Service Class	674,352	(1,466,122)	(791,770)	736,792	(1,708,074)	(971,282)
TA Aegon Government Money Market Initial Class	155,628	(203,283)	(47,655)	95,523	(115,281)	(19,758)
TA Aegon Government Money Market Service Class	19,286,024	(17,421,976)	1,864,048	16,010,379	(18,807,174)	(2,796,795)
TA Aegon High Yield Bond Initial Class	19	(17,380)	(17,361)	4,930	(18,805)	(13,875)
TA Aegon High Yield Bond Service Class	355,566	(654,932)	(299,366)	290,466	(386,324)	(95,858)
TA Aegon U.S. Government Securities Initial Class	113,714	(140,022)	(26,308)	—	(30,065)	(30,065)
TA Aegon U.S. Government Securities Service Class	10,183,651	(10,094,832)	88,819	10,934,877	(5,238,904)	5,695,973
TA American Funds Managed Risk - Balanced Service Class	2,037,872	(339,071)	1,698,801	994,103	(16,481)	977,622
TA Asset Allocation - Conservative Initial Class	—	—	—	—	(26,040)	(26,040)
TA Asset Allocation - Conservative Service Class	1,240,713	(6,672,601)	(5,431,888)	2,471,491	(4,867,456)	(2,395,965)
TA Asset Allocation - Growth Initial Class	—	(51,458)	(51,458)	—	(652)	(652)
TA Asset Allocation - Growth Service Class	373,642	(556,376)	(182,734)	188,591	(655,165)	(466,574)
TA Asset Allocation - Moderate Initial Class	51,490	(15,411)	36,079	—	(31,562)	(31,562)
TA Asset Allocation - Moderate Service Class	5,267,348	(12,654,206)	(7,386,858)	5,472,952	(13,304,502)	(7,831,550)
TA Asset Allocation - Moderate Growth Initial Class	61,927	(258)	61,669	—	(37,059)	(37,059)
TA Asset Allocation - Moderate Growth Service Class	3,451,104	(7,832,991)	(4,381,887)	4,121,881	(8,751,769)	(4,629,888)
TA Barrow Hanley Dividend Focused Initial Class	5,664	(279,233)	(273,569)	11,219	(189,101)	(177,882)
TA Barrow Hanley Dividend Focused Service Class	2,006,264	(614,928)	1,391,336	2,631,064	(277,546)	2,353,518
TA BlackRock Equity Smart Beta 100 Service Class	109,689	(2,280)	107,409	—	—	—

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Service Class	1,954,165	(4,935,080)	(2,980,915)	1,582,885	(3,465,502)	(1,882,617)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	677,936	(256,412)	421,524	361,999	(13,366)	348,633
TA BlackRock Global Allocation Managed Risk - Growth Service Class	414,558	(103,349)	311,209	497,588	(6,012)	491,576
TA BlackRock Smart Beta 50 Service Class	357,465	(11,638)	345,827	—	—	—
TA BlackRock Smart Beta 75 Service Class	81,586	(110)	81,476	—	—	—
TA BlackRock Tactical Allocation Service Class	1,869,304	(2,984,576)	(1,115,272)	2,267,011	(3,509,868)	(1,242,857)
TA Clarion Global Real Estate Securities Initial Class	—	(434)	(434)	1,651	(7,337)	(5,686)
TA Clarion Global Real Estate Securities Service Class	184,484	(369,714)	(185,230)	272,076	(466,535)	(194,459)
TA International Moderate Growth Service Class	1,362,508	(3,608,634)	(2,246,126)	3,559,758	(3,514,035)	45,723
TA Janus Balanced Service Class	5,455,330	(2,429,995)	3,025,335	3,868,013	(1,555,840)	2,312,173
TA Janus Mid-Cap Growth Initial Class	9,723	(1,553)	8,170	5,372	(9,418)	(4,046)
TA Janus Mid-Cap Growth Service Class	165,255	(371,775)	(206,520)	211,193	(332,902)	(121,709)
TA Jennison Growth Initial Class	28,317	(335,632)	(307,315)	43,501	(202,895)	(159,394)
TA Jennison Growth Service Class	562,059	(1,784,204)	(1,222,145)	1,723,825	(592,279)	1,131,546
TA JPMorgan Core Bond Service Class	1,754,678	(1,254,848)	499,830	1,992,568	(998,287)	994,281
TA JPMorgan Enhanced Index Initial Class	7,825	(37,924)	(30,099)	4,968	(30,067)	(25,099)
TA JPMorgan Enhanced Index Service Class	228,699	(140,407)	88,292	63,113	(132,320)	(69,207)
TA JPMorgan Mid Cap Value Service Class	897,940	(979,356)	(81,416)	880,698	(871,596)	9,102
TA JPMorgan Tactical Allocation Service Class	2,549,487	(2,475,232)	74,255	3,805,037	(1,741,837)	2,063,200
TA Legg Mason Dynamic Allocation - Balanced Service Class	2,402,406	(4,416,484)	(2,014,078)	8,462,929	(1,328,997)	7,133,932
TA Legg Mason Dynamic Allocation - Growth Service Class	1,578,134	(2,177,746)	(599,612)	4,590,502	(996,819)	3,593,683
TA Managed Risk - Balanced ETF Service Class	6,578,064	(18,762,358)	(12,184,294)	15,645,587	(12,411,003)	3,234,584
TA Managed Risk - Conservative ETF Service Class	4,277,021	(8,530,376)	(4,253,355)	3,615,391	(5,947,354)	(2,331,963)
TA Managed Risk - Growth ETF Service Class	6,914,452	(14,352,667)	(7,438,215)	10,225,626	(19,201,094)	(8,975,468)
TA Market Participation Strategy Service Class	2,519,163	(1,764,467)	754,696	2,132,007	(568,393)	1,563,614
TA MFS International Equity Initial Class	4,360	(11,828)	(7,468)	6,995	(2,498)	4,497
TA MFS International Equity Service Class	817,733	(610,683)	207,050	4,053,206	(232,159)	3,821,047

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Morgan Stanley Capital Growth Initial Class	9,440	(15,808)	(6,368)	12,814	(11,344)	1,470
TA Morgan Stanley Capital Growth Service Class	319,503	(209,144)	110,359	228,979	(185,771)	43,208
TA Multi-Managed Balanced Initial Class	12,065	(23,192)	(11,127)	—	—	—
TA Multi-Managed Balanced Service Class	9,088,965	(959,704)	8,129,261	701,245	(500,735)	200,510
TA Multi-Manager Alternative Strategies Service Class	8,205	(607)	7,598	11,271	(179)	11,092
TA PIMCO Tactical - Balanced Service Class	1,685,178	(1,442,246)	242,932	1,217,926	(813,932)	403,994
TA PIMCO Tactical - Conservative Service Class	2,938,785	(2,009,328)	929,457	1,435,839	(610,891)	824,948
TA PIMCO Tactical - Growth Service Class	1,094,784	(1,183,510)	(88,726)	2,263,491	(735,934)	1,527,557
TA PIMCO Total Return Initial Class	126,957	(137,198)	(10,241)	8,036	(68,275)	(60,239)
TA PIMCO Total Return Service Class	2,560,414	(4,827,268)	(2,266,854)	3,113,907	(5,515,775)	(2,401,868)
TA PineBridge Inflation Opportunities Service Class	660,423	(1,541,623)	(881,200)	724,978	(1,742,945)	(1,017,967)
TA ProFunds UltraBear Service Class (OAM)	28,778,601	(23,918,571)	4,860,030	14,311,365	(4,796,934)	9,514,431
TA QS Investors Active Asset Allocation - Conservative Service Class	641,978	(2,328,835)	(1,686,857)	963,073	(2,044,012)	(1,080,939)
TA QS Investors Active Asset Allocation - Moderate Service Class	883,778	(5,350,747)	(4,466,969)	2,179,317	(3,380,845)	(1,201,528)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	498,616	(3,350,240)	(2,851,624)	2,188,996	(2,925,237)	(736,241)
TA Small/Mid Cap Value Initial Class	875	(38,223)	(37,348)	14,331	(34,425)	(20,094)
TA Small/Mid Cap Value Service Class	385,856	(476,930)	(91,074)	538,823	(383,157)	155,666
TA T. Rowe Price Small Cap Initial Class	1,196	(13,909)	(12,713)	17,109	(91,842)	(74,733)
TA T. Rowe Price Small Cap Service Class	775,414	(895,581)	(120,167)	793,477	(678,016)	115,461
TA Torray Concentrated Growth Initial Class	6,317	(66,163)	(59,846)	—	(12,115)	(12,115)
TA Torray Concentrated Growth Service Class	76,214	(160,406)	(84,192)	402,833	(3,366,142)	(2,963,309)
TA TS&W International Equity Initial Class	3,613	(61,777)	(58,164)	7,160	(58,783)	(51,623)
TA TS&W International Equity Service Class	109,742	(73,980)	35,762	166,704	(105,070)	61,634
TA WMC US Growth Initial Class	2,508	(253,989)	(251,481)	37,565	(324,052)	(286,487)
TA WMC US Growth Service Class	497,992	(680,137)	(182,145)	4,341,572	(208,473)	4,133,099

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Equity Index	—	—	—	54,305	—	54,305
Vanguard® International	2,068	—	2,068	40,206	—	40,206
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	—	—	34,255	—	34,255
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$663,094	$(1,122,777)	$(459,683)	$672,013	$(401,153)	$270,860
AB Growth and Income Class B Shares	3,235,771	(1,285,863)	1,949,908	3,273,618	(1,328,177)	1,945,441
AB Large Cap Growth Class B Shares	—	(25,667)	(25,667)	4,227	(43,284)	(39,057)
American Funds - Asset Allocation Class 2 Shares	13,823,457	(3,038,945)	10,784,512	6,178,985	(3,715,861)	2,463,124
American Funds - Bond Class 2 Shares	6,230,611	(3,128,542)	3,102,069	3,853,350	(1,382,235)	2,471,115
American Funds - Growth Class 2 Shares	10,287,342	(6,413,443)	3,873,899	7,379,890	(3,999,181)	3,380,709
American Funds - Growth-Income Class 2 Shares	6,463,314	(3,725,490)	2,737,824	5,528,780	(2,563,296)	2,965,484
American Funds - International Class 2 Shares	3,118,293	(2,038,238)	1,080,055	4,797,738	(9,264,353)	(4,466,615)
Fidelity® VIP Balanced Service Class 2	4,198,887	(5,180,176)	(981,289)	5,797,208	(2,806,940)	2,990,268
Fidelity® VIP Contrafund® Initial Class	21,319	(22,478)	(1,159)	—	—	—
Fidelity® VIP Contrafund® Service Class 2	9,073,128	(6,958,149)	2,114,979	13,399,906	(16,672,881)	(3,272,975)
Fidelity® VIP Equity-Income Service Class 2	—	(156,539)	(156,539)	15,771	(138,257)	(122,486)
Fidelity® VIP Growth Service Class 2	—	(39,507)	(39,507)	—	(42,353)	(42,353)
Fidelity® VIP Growth Opportunities Service Class 2	—	(65)	(65)	—	(63)	(63)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	6,341,181	(5,241,645)	1,099,536	13,091,094	(3,557,112)	9,533,982
Fidelity® VIP Value Strategies Initial Class	—	(4)	(4)	—	(4)	(4)
Fidelity® VIP Value Strategies Service Class 2	3,422,440	(2,721,967)	700,473	2,999,865	(7,889,184)	(4,889,319)
Franklin Founding Funds Allocation Class 4 Shares	95,690	(445,235)	(349,545)	106,742	(909,338)	(802,596)
Franklin Income Class 2 Shares	16,638	(582,158)	(565,520)	63,222	(4,788,448)	(4,725,226)
Franklin Mutual Shares Class 2 Shares	—	(121,268)	(121,268)	5,487	(39,662)	(34,175)
Franklin Templeton Foreign Class 2 Shares	137	(134,969)	(134,832)	19,495	(345,872)	(326,377)
Invesco V.I. American Franchise Series II Shares	—	(1,456)	(1,456)	—	(2,648)	(2,648)
Invesco V.I. Value Opportunities Series II Shares	—	(17,824)	(17,824)	—	(18,706)	(18,706)
Janus Aspen - Enterprise Service Shares	—	(13,685)	(13,685)	—	(25,259)	(25,259)
Janus Aspen - Global Research Service Shares	—	(11,668)	(11,668)	3,239	(16,364)	(13,125)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(70)	(70)	—	(74)	(74)

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Class 1 Shares	$—	$(105,045)	$(105,045)	$23,474	$(79,092)	$(55,618)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	(2)	(2)	—	—	—
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(138)	(138)	—	(140)	(140)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(897)	(897)	—	(848)	(848)
MFS® New Discovery Service Class	32,930	(269,553)	(236,623)	31,587	(377,592)	(346,005)
MFS® Total Return Service Class	2,943	(102,528)	(99,585)	9,266	(92,581)	(83,315)
State Street Total Return V.I.S. Class 3 Shares	677,481	(305,267)	372,214	224,958	(358,779)	(133,821)
TA AB Dynamic Allocation Initial Class	316	(7,744)	(7,428)	568	(1,154)	(586)
TA AB Dynamic Allocation Service Class	4,724,624	(3,585,236)	1,139,388	4,118,979	(2,670,710)	1,448,269
TA Aegon Government Money Market Initial Class	207,910	(271,045)	(63,135)	129,424	(156,131)	(26,707)
TA Aegon Government Money Market Service Class	63,422,657	(73,973,658)	(10,551,001)	63,775,617	(78,570,105)	(14,794,488)
TA Aegon High Yield Bond Initial Class	43	(34,531)	(34,488)	10,135	(39,025)	(28,890)
TA Aegon High Yield Bond Service Class	1,675,467	(1,642,575)	32,892	1,310,297	(982,745)	327,552
TA Aegon U.S. Government Securities Initial Class	232,518	(280,143)	(47,625)	—	(60,625)	(60,625)
TA Aegon U.S. Government Securities Service Class	60,580,449	(58,189,879)	2,390,570	76,669,085	(37,393,643)	39,275,442
TA American Funds Managed Risk - Balanced Service Class	19,771,350	(3,311,809)	16,459,541	9,560,249	(154,571)	9,405,678
TA Asset Allocation - Conservative Initial Class	—	1	1	—	(42,340)	(42,340)
TA Asset Allocation - Conservative Service Class	8,071,863	(13,684,185)	(5,612,322)	13,926,962	(8,752,407)	5,174,555
TA Asset Allocation - Growth Initial Class	—	(90,035)	(90,035)	—	(1,158)	(1,158)
TA Asset Allocation - Growth Service Class	1,816,498	(1,284,965)	531,533	1,682,035	(1,433,740)	248,295
TA Asset Allocation - Moderate Initial Class	88,926	(25,037)	63,889	—	(54,588)	(54,588)
TA Asset Allocation - Moderate Service Class	21,024,000	(29,234,994)	(8,210,994)	28,839,972	(27,663,003)	1,176,969
TA Asset Allocation - Moderate Growth Initial Class	98,778	(456)	98,322	—	(65,800)	(65,800)
TA Asset Allocation - Moderate Growth Service Class	20,014,929	(18,309,404)	1,705,525	27,430,690	(18,904,690)	8,526,000
TA Barrow Hanley Dividend Focused Initial Class	11,866	(624,968)	(613,102)	24,823	(423,885)	(399,062)
TA Barrow Hanley Dividend Focused Service Class	7,165,446	(1,950,510)	5,214,936	8,014,494	(1,061,331)	6,953,163
TA BlackRock Equity Smart Beta 100 Service Class	1,136,496	(23,679)	1,112,817	—	—	—

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Allocation Service Class	$14,561,528	$(10,793,042)	$3,768,486	$8,502,446	$(7,358,944)	$1,143,502
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,286,807	(2,380,242)	3,906,565	3,555,309	(128,539)	3,426,770
TA BlackRock Global Allocation Managed Risk - Growth Service Class	3,743,586	(932,691)	2,810,895	4,838,720	(56,182)	4,782,538
TA BlackRock Smart Beta 50 Service Class	3,660,467	(118,418)	3,542,049	—	—	—
TA BlackRock Smart Beta 75 Service Class	835,365	(1,139)	834,226	—	—	—
TA BlackRock Tactical Allocation Service Class	11,186,337	(8,359,899)	2,826,438	16,166,252	(7,762,021)	8,404,231
TA Clarion Global Real Estate Securities Initial Class	—	(1,100)	(1,100)	4,573	(19,575)	(15,002)
TA Clarion Global Real Estate Securities Service Class	1,149,805	(1,147,787)	2,018	1,726,605	(1,168,694)	557,911
TA International Moderate Growth Service Class	5,376,515	(6,827,207)	(1,450,692)	14,476,342	(5,014,853)	9,461,489
TA Janus Balanced Service Class	23,201,972	(9,031,220)	14,170,752	19,500,217	(3,497,702)	16,002,515
TA Janus Mid-Cap Growth Initial Class	17,694	(1,972)	15,722	7,871	(12,960)	(5,089)
TA Janus Mid-Cap Growth Service Class	927,983	(1,038,381)	(110,398)	1,079,453	(1,132,886)	(53,433)
TA Jennison Growth Initial Class	45,868	(538,271)	(492,403)	74,264	(338,456)	(264,192)
TA Jennison Growth Service Class	4,228,337	(6,030,360)	(1,802,023)	6,526,674	(1,871,059)	4,655,615
TA JPMorgan Core Bond Service Class	11,003,531	(3,393,918)	7,609,613	7,107,637	(1,949,337)	5,158,300
TA JPMorgan Enhanced Index Initial Class	20,022	(103,671)	(83,649)	66,529	(79,530)	(13,001)
TA JPMorgan Enhanced Index Service Class	2,987,674	(705,118)	2,282,556	432,964	(512,154)	(79,190)
TA JPMorgan Mid Cap Value Service Class	7,850,004	(4,839,822)	3,010,182	4,973,926	(3,538,022)	1,435,904
TA JPMorgan Tactical Allocation Service Class	17,761,184	(6,388,660)	11,372,524	24,463,531	(3,873,353)	20,590,178
TA Legg Mason Dynamic Allocation - Balanced Service Class	18,520,942	(13,532,656)	4,988,286	44,448,252	(5,199,622)	39,248,630
TA Legg Mason Dynamic Allocation - Growth Service Class	10,419,861	(12,819,994)	(2,400,133)	32,345,606	(4,306,038)	28,039,568
TA Managed Risk - Balanced ETF Service Class	43,292,920	(47,232,335)	(3,939,415)	128,775,608	(25,094,107)	103,681,501
TA Managed Risk - Conservative ETF Service Class	17,758,530	(17,783,569)	(25,039)	23,020,243	(13,061,806)	9,958,437
TA Managed Risk - Growth ETF Service Class	49,705,298	(45,776,900)	3,928,398	78,008,631	(47,974,681)	30,033,950
TA Market Participation Strategy Service Class	6,765,167	(4,719,402)	2,045,765	7,537,155	(2,666,817)	4,870,338
TA MFS International Equity Initial Class	5,487	(15,522)	(10,035)	9,794	(3,375)	6,419

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA MFS International Equity Service Class	$3,365,585	$(2,189,940)	$1,175,645	$9,987,411	$(912,277)	$9,075,134
TA Morgan Stanley Capital Growth Initial Class	21,655	(34,906)	(13,251)	29,675	(26,152)	3,523
TA Morgan Stanley Capital Growth Service Class	2,592,048	(933,640)	1,658,408	1,265,945	(671,138)	594,807
TA Multi-Managed Balanced Initial Class	26,250	(52,507)	(26,257)	—	1	1
TA Multi-Managed Balanced Service Class	70,565,035	(3,375,952)	67,189,083	4,892,827	(1,254,065)	3,638,762
TA Multi-Manager Alternative Strategies Service Class	79,775	(5,915)	73,860	115,296	(1,823)	113,473
TA PIMCO Tactical - Balanced Service Class	7,420,343	(3,645,854)	3,774,489	5,650,309	(2,041,524)	3,608,785
TA PIMCO Tactical - Conservative Service Class	10,591,839	(3,537,875)	7,053,964	9,828,648	(2,684,186)	7,144,462
TA PIMCO Tactical - Growth Service Class	7,507,783	(6,534,388)	973,395	16,090,501	(2,322,961)	13,767,540
TA PIMCO Total Return Initial Class	208,538	(221,057)	(12,519)	13,067	(110,486)	(97,419)
TA PIMCO Total Return Service Class	15,268,543	(10,483,546)	4,784,997	15,087,351	(10,948,054)	4,139,297
TA PineBridge Inflation Opportunities Service Class	2,256,416	(2,034,239)	222,177	2,520,313	(2,486,711)	33,602
TA ProFunds UltraBear Service Class (OAM)	2,438,408	(1,800,267)	638,141	1,323,194	(410,952)	912,242
TA QS Investors Active Asset Allocation - Conservative Service Class	3,368,386	(5,170,147)	(1,801,761)	6,375,209	(3,184,839)	3,190,370
TA QS Investors Active Asset Allocation - Moderate Service Class	5,611,464	(12,500,755)	(6,889,291)	14,552,000	(8,879,707)	5,672,293
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,135,792	(9,043,095)	(5,907,303)	16,072,453	(7,524,115)	8,548,338
TA Small/Mid Cap Value Initial Class	12,125	(406,113)	(393,988)	175,037	(317,432)	(142,395)
TA Small/Mid Cap Value Service Class	1,984,453	(1,402,001)	582,452	2,016,740	(1,094,200)	922,540
TA T. Rowe Price Small Cap Initial Class	6,801	(26,850)	(20,049)	139,818	(185,651)	(45,833)
TA T. Rowe Price Small Cap Service Class	7,755,524	(4,922,906)	2,832,618	6,003,982	(3,480,907)	2,523,075
TA Torray Concentrated Growth Initial Class	36,527	(353,690)	(317,163)	—	(69,038)	(69,038)
TA Torray Concentrated Growth Service Class	479,755	(519,329)	(39,574)	1,382,423	(8,583,646)	(7,201,223)
TA TS&W International Equity Initial Class	25,149	(124,668)	(99,519)	15,588	(128,844)	(113,256)
TA TS&W International Equity Service Class	377,469	(297,454)	80,015	1,272,999	(440,362)	832,637
TA WMC US Growth Initial Class	3,194	(338,336)	(335,142)	51,076	(443,861)	(392,785)

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA WMC US Growth Service Class	$3,552,465	$(1,949,211)	$1,603,254	$12,292,506	$(820,654)	$11,471,852
Vanguard® Equity Index	—	—	—	707,208	—	707,208
Vanguard® International	21,999	3	22,002	442,005	—	442,005
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	—	(1)	(1)	353,604	—	353,604
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2016	2,023,694	$12.01	to	$11.35	$4,215,929	1.84%	0.65%	to	2.20%	3.77%	to	2.18%
12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)
12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
AB Growth and Income Class B Shares
12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88
12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
AB Large Cap Growth Class B Shares
12/31/2016	217,408	2.02	to	1.99	447,199	—	1.15	to	1.95	1.19	to	0.40
12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
American Funds—Asset Allocation Class 2 Shares
12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93
12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
American Funds—Bond Class 2 Shares
12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61
12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
American Funds—Growth Class 2 Shares
12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01
12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
American Funds—Growth-Income Class 2 Shares
12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99
12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
American Funds—International Class 2 Shares
12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18
12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
12/31/2016	9,610,359	$13.02	to	$12.30	$21,131,382	1.13%	0.45%	to	2.00%	6.50%	to	4.87%
12/31/2015	10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)
12/31/2014	10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
12/31/2013	9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
12/31/2012	9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
Fidelity® VIP Contrafund® Initial Class
12/31/2016	—	14.35	to	14.17	—	—	0.65	to	1.00	7.31	to	6.93
12/31/2015	—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
12/31/2014	—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
12/31/2013(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
12/31/2016	6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60
12/31/2015	7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
12/31/2014	10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
12/31/2013	8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
12/31/2012	4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
Fidelity® VIP Equity-Income Service Class 2
12/31/2016	441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46
12/31/2015	522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
12/31/2014	589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
12/31/2013	656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
12/31/2012	807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
Fidelity® VIP Growth Service Class 2
12/31/2016	408,897	1.90	to	1.81	785,155	—	1.15	to	1.95	(0.59)	to	(1.37)
12/31/2015	427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
12/31/2014	451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
12/31/2013	483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
12/31/2012	535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2016	1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)
12/31/2015	1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
12/31/2014	1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
12/31/2013	1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
12/31/2012	1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
Fidelity® VIP Mid Cap Initial Class
12/31/2016	—	14.36	to	14.18	—	—	0.65	to	1.00	11.51	to	11.12
12/31/2015	—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
12/31/2014	—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
12/31/2013(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71
12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
12/31/2014	3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
12/31/2013	2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
12/31/2012	2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
Fidelity® VIP Value Strategies Initial Class
12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54
12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
12/31/2014	1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
12/31/2013(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Value Strategies Service Class 2
12/31/2016	2,168,759	$12.91	to	$12.41	$10,823,952	1.00%	0.90%	to	2.00%	8.30%	to	7.11%
12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
12/31/2014	4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
12/31/2013	2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
12/31/2012	1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
Franklin Founding Funds Allocation Class 4 Shares
12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61
12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)
12/31/2014	2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013	3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
12/31/2012	3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
Franklin Income Class 2 Shares
12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85
12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014	6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013	8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
12/31/2012	9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
Franklin Mutual Shares Class 2 Shares
12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84
12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014	713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013	785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
12/31/2012	856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
Franklin Templeton Foreign Class 2 Shares
12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13
12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014	2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013	2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
12/31/2012	3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
Invesco V.I. American Franchise Series II Shares
12/31/2016	125,436	1.49	to	1.44	183,985	—	1.15	to	1.95	0.86	to	0.07
12/31/2015	126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014	128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013	130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
12/31/2012(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2016	270,675	1.30	to	1.43	375,945	0.08	1.15	to	1.95	16.58	to	15.67
12/31/2015	284,360	1.12	to	1.24	341,515	2.29	1.15	to	1.95	(11.67)	to	(12.36)
12/31/2014	297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
12/31/2013	312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
12/31/2012	317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
Janus Aspen—Enterprise Service Shares
12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97
12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014	116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013	128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
12/31/2012	132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
Janus Aspen—Global Research Service Shares
12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)
12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014	308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013	385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
12/31/2012	436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen—Perkins Mid Cap Value Service Shares
12/31/2016	1,004	$2.41	to	$2.29	$2,356	0.91%	1.25%	to	1.55%	17.30%	to	16.96%
12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
MFS® New Discovery Service Class
12/31/2016	728,669	2.12	to	1.99	1,699,029	—	1.15	to	1.95	7.57	to	6.72
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
MFS® Total Return Service Class
12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
State Street Total Return V.I.S. Class 3 Shares
12/31/2016	1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78
12/31/2015	1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014	1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013	1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
12/31/2012	1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
TA Aegon High Yield Bond Initial Class
12/31/2016	36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2016	2,268,819	$11.15	to	$10.71	$6,641,135	5.69%	0.90%	to	2.00%	13.97%	to	12.73%
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
12/31/2012	1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
TA Aegon Government Money Market Initial Class
12/31/2016	58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)
12/31/2015	106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2014	126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013	268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2012	323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
TA Aegon Government Money Market Service Class
12/31/2016	12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)
12/31/2015	10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014	13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013	19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
12/31/2012	13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
TA Aegon U.S. Government Securities Initial Class
12/31/2016	127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)
12/31/2015	153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014	184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013	200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2012	218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
TA Aegon U.S. Government Securities Service Class
12/31/2016	19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)
12/31/2015	19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014	14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013	14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
12/31/2012	22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
TA American Funds Managed Risk—Balanced Service Class
12/31/2016	2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31
12/31/2015(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2016	35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32
12/31/2015	40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014	40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013	41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
12/31/2012	39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
TA AB Dynamic Allocation Service Class
12/31/2016	8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)
12/31/2015	9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014	10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
12/31/2012	9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
TA Asset Allocation—Conservative Initial Class
12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68
12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
12/31/2012	67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation—Conservative Service Class
12/31/2016	23,849,251	$10.83	to	$10.23	$60,565,402	1.78%	0.45%	to	2.00%	3.84%	to	2.24%
12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
12/31/2012	31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
TA Asset Allocation—Growth Initial Class
12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10
12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
TA Asset Allocation—Growth Service Class
12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
TA Asset Allocation—Moderate Initial Class
12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
TA Asset Allocation—Moderate Service Class
12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
TA Asset Allocation—Moderate Growth Initial Class
12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
TA Asset Allocation—Moderate Growth Service Class
12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
TA Barrow Hanley Dividend Focused Initial Class
12/31/2016	1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
TA Barrow Hanley Dividend Focused Service Class
12/31/2016	5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2016(1)	107,409	$10.55	to	$10.43	$1,126,448	—%	0.45%	to	2.00%	—%	to	—%
TA BlackRock Global Allocation Service Class
12/31/2016	29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
TA BlackRock Global Allocation Managed Risk—Balanced Service Class
12/31/2016	770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)
12/31/2015(1)	348,633	9.54	to	9.37	3,294,098	—	0.45	to	2.00	—	to	—
TA BlackRock Global Allocation Managed Risk—Growth Service Class
12/31/2016	802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)
12/31/2015(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2016(1)	345,827	10.23	to	10.11	3,516,806	—	0.45	to	2.00	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2016(1)	81,476	10.30	to	10.18	833,826	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2016	32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84
12/31/2015	33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
12/31/2012	24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
TA Clarion Global Real Estate Securities Initial Class
12/31/2016	8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)
12/31/2015	8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
12/31/2012	22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
TA Clarion Global Real Estate Securities Service Class
12/31/2016	1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)
12/31/2015	1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
12/31/2012	1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
TA International Moderate Growth Service Class
12/31/2016	19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)
12/31/2015	21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
12/31/2012	18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
TA Janus Balanced Service Class
12/31/2016	17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06
12/31/2015	14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
12/31/2012	3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
TA Janus Mid-Cap Growth Initial Class
12/31/2016	32,509	11.40	to	1.88	47,880	—	0.45	to	1.90	(2.48)	to	(3.87)
12/31/2015	24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014	28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013	36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
12/31/2012	38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2016	1,076,773	$11.10	to	$10.67	$3,562,151	—%	0.90%	to	2.00%	(3.18)%	to	(4.23)%
12/31/2015	1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014	1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013	1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
12/31/2012	1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
TA Jennison Growth Initial Class
12/31/2016	840,949	15.07	to	2.13	1,422,270	—	0.45	to	1.90	(2.09)	to	(3.48)
12/31/2015	1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
12/31/2012	1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
TA Jennison Growth Service Class
12/31/2016	4,656,507	14.68	to	14.11	16,155,829	—	0.90	to	2.00	(2.78)	to	(3.84)
12/31/2015	5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014	4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013	4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
12/31/2012	3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
TA JPMorgan Core Bond Service Class
12/31/2016	9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04
12/31/2015	9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014	8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013	5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
12/31/2012	4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
TA JPMorgan Enhanced Index Initial Class
12/31/2016	206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28
12/31/2015	236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)
12/31/2014	261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013	244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
12/31/2012	260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
TA JPMorgan Enhanced Index Service Class
12/31/2016	466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93
12/31/2015	378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014	447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013	223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
12/31/2012	150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
TA JPMorgan Mid Cap Value Service Class
12/31/2016	5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02
12/31/2015	5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014	5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013	4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
12/31/2012	3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
TA JPMorgan Tactical Allocation Service Class
12/31/2016	22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13
12/31/2015	22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014	20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013	19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
12/31/2012	14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2016	22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)
12/31/2015	24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013	14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
12/31/2012(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2016	15,446,885	$11.07	to	$10.46	$62,664,292	0.99%	0.45%	to	2.00%	(1.43)%	to	(2.94)%
12/31/2015	16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014	12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013	9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
12/31/2012(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2016	127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70
12/31/2015	140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014	136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013	129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
12/31/2012	92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
TA Managed Risk—Conservative ETF Service Class
12/31/2016	33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02
12/31/2015	37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014	40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013	35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
12/31/2012	32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
TA Managed Risk—Growth ETF Service Class
12/31/2016	122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60
12/31/2015	130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014	139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013	122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
12/31/2012	79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
TA Market Participation Strategy Service Class
12/31/2016	8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10
12/31/2015	8,065,884	11.35	to	10.89	31,264,212	—	0.45	to	2.00	(3.68)	to	(5.16)
12/31/2014	6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013	4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
12/31/2012(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
12/31/2016	46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)
12/31/2015	53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014	49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013	49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
12/31/2012	49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
TA MFS International Equity Service Class
12/31/2016	5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)
12/31/2015	5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014	1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013	995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
12/31/2012	784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
TA Morgan Stanley Capital Growth Initial Class
12/31/2016	28,129	2.11	to	2.05	63,699	—	1.25	to	1.90	(3.47)	to	(4.08)
12/31/2015	34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014	33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013	20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
12/31/2012	20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
TA Morgan Stanley Capital Growth Service Class
12/31/2016	641,141	15.30	to	14.71	3,709,725	—	0.90	to	2.00	(3.37)	to	(4.43)
12/31/2015	530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014	487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013	500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
12/31/2012	465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Managed Balanced Initial Class
12/31/2016	12,065	$2.35	to	$2.06	$27,775	1.18%	1.25%	to	1.90%	6.55%	to	5.87%
12/31/2015	23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014	23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013	23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
12/31/2012	23,192	1.75	to	1.57	39,897	—	1.25	to	1.90	11.17	to	10.46
TA Multi-Managed Balanced Service Class
12/31/2016	12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51
12/31/2015	4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014	4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013	3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
12/31/2012	2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
TA Multi-Manager Alternative Strategies Service Class
12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35
12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical—Balanced Service Class
12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30
12/31/2015	11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014	11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013	9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
12/31/2012	3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
TA PIMCO Tactical—Conservative Service Class
12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90
12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014	5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013	3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
12/31/2012	1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
TA PIMCO Tactical—Growth Service Class
12/31/2016	7,608,963	11.55	to	10.91	30,537,277	—	0.45	to	2.00	4.40	to	2.80
12/31/2015	7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014	6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013	5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
12/31/2012	1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
TA PIMCO Total Return Initial Class
12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80
12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014	244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013	271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
12/31/2012	344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
TA PIMCO Total Return Service Class
12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45
12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014	38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013	45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
12/31/2012	43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
TA PineBridge Inflation Opportunities Service Class
12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75
12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014	11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013	13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
12/31/2012	13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA ProFunds UltraBear Service Class (OAM)
12/31/2016	18,800,019	$0.06	to	$0.06	$1,139,167	—%	1.00%	to	1.95%	(24.36)%	to	(25.04)%
12/31/2015	13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014	4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013	3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
12/31/2012	17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17
12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014	33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013	31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
12/31/2012	12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2016	9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62
12/31/2015	11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)
12/31/2014	12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013	12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
12/31/2012	9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2016	15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)
12/31/2015	18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014	19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013	16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
12/31/2012	9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
TA Small/Mid Cap Value Initial Class
12/31/2016	320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28
12/31/2015	358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014	378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013	418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
12/31/2012	492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
TA Small/Mid Cap Value Service Class
12/31/2016	3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42
12/31/2015	3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014	3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013	2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
12/31/2012	1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
TA T. Rowe Price Small Cap Initial Class
12/31/2016	65,922	15.53	to	2.59	265,399	—	0.45	to	1.90	10.72	to	9.15
12/31/2015	78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014	153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013	180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
12/31/2012	199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
TA T. Rowe Price Small Cap Service Class
12/31/2016	5,742,239	15.14	to	14.55	29,755,780	—	0.90	to	2.00	10.01	to	8.81
12/31/2015	5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014	5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013	4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
12/31/2012	4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
TA Torray Concentrated Growth Initial Class
12/31/2016	240,921	13.70	to	2.05	1,386,531	0.46	0.45	to	1.90	6.26	to	4.75
12/31/2015	300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014	312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013	340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
12/31/2012	441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Torray Concentrated Growth Service Class
12/31/2016	854,672	$13.35	to	$12.83	$2,608,184	0.14%	0.90%	to	2.00%	5.52%	to	4.37%
12/31/2015	938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014	3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013	3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
12/31/2012	3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
TA TS&W International Equity Initial Class
12/31/2016	316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)
12/31/2015	374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014	425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013	486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
12/31/2012	583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
TA TS&W International Equity Service Class
12/31/2016	695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)
12/31/2015	659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)
12/31/2014	597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013	559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
12/31/2012	415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
TA WMC US Growth Initial Class
12/31/2016	1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90
12/31/2015	2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014	2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013	2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
12/31/2012	3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
TA WMC US Growth Service Class
12/31/2016	4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52
12/31/2015	5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014	1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013	975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
12/31/2012	778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
Vanguard® Equity Index
12/31/2016	54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70
12/31/2015	54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014	—	13.30	to	13.22	—	—	0.65	to	1.00	13	to	12.38
12/31/2013(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
12/31/2016	42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87
12/31/2015	40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014	—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2016	—	14.44	to	14.26	—	—	0.65	to	1.00	10.40	to	10.01
12/31/2015	—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014	—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2016	—	12.59	to	12.43	—	—	0.65	to	1.00	7.66	to	7.28
12/31/2015	—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014	—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2016	—	10.34	to	10.21	—	—	0.65	to	1.00	2.05	to	1.70
12/31/2015	—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014	—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Total Bond Market Index
12/31/2016	34,255	$10.28	to	$10.15	$350,212	2.27%	0.65%	to	1.00%	1.81%	to	1.45%
12/31/2015	34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014	—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2016	—	9.68	to	9.54	—	—	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2016	—	10.40	to	10.26	—	—	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2016	—	10.30	to	10.16	—	—	0.45	to	0.80	(1.85)	to	(2.19)
12/31/2015	—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
12/31/2014	—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
12/31/2013(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
12/31/2016	—	14.35	to	14.17	—	—	0.45	to	0.80	13.18	to	12.78
12/31/2015	—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
12/31/2014	—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
12/31/2013(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds—Asset Allocation Class 2 Shares	0.30%
American Funds—Bond Class 2 Shares	0.30%
American Funds—Growth Class 2 Shares	0.30%
American Funds—Growth-Income Class 2 Shares	0.30%
American Funds—International Class 2 Shares	0.30%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
Vanguard® Equity Index	0.20%
Vanguard® International	0.20%
Vanguard® Mid-Cap Index	0.20%
Vanguard® REIT Index	0.20%
Vanguard® Short-Term Investment Grade	0.20%
Vanguard® Total Bond Market Index	0.20%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

63

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the statutory balance sheet as of December 31, 2016 and 2015, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2016, 2015, and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: 312-298-2000, F: 312-298-2001, www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015 or the results of its operations or its cash flows for the years ended December 31, 2016, 2015, and 2014.
Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Global Preferred Re Limited into the Company on January 1, 2016 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for its investment in Transamerica Life (Bermuda), Ltd. (TLB), a wholly-owned Bermuda domiciled life subsidiary in 2016. Our opinion is not modified with respect to this matter

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: 312-298-2000, F: 312-298-2001, www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,470,814	$2,280,106
Bonds:
Affiliated entities	4,982	63,750
Unaffiliated entities	38,627,052	34,109,703
Preferred stocks
Affiliated entities	7,162	7,162
Unaffiliated entities	95,547	99,102
Common stocks:
Affiliated entities (cost: 2016 - $1,563,014; 2015 - $1,328,112)	2,352,862	1,961,018
Unaffiliated entities (cost: 2016 - $179,505; 2015 - $111,416)	194,833	126,649
Mortgage loans on real estate	5,641,558	5,363,099
Real estate, at cost less accumulated depreciation (2016 - $65,765; 2015 - $43,305):
Home office properties	84,670	94,268
Investment properties	8,112	8,132
Properties held for sale	29,115	29,115
Policy loans	607,746	649,738
Receivables for securities	120,312	17,469
Securities lending reinvested collateral assets	2,303,603	2,760,922
Derivatives	866,950	1,157,993
Receivable for derivative cash collateral posted to counterparty	10,715	18,789
Other invested assets	1,927,635	2,653,261

Total cash and invested assets	54,353,668	51,400,275
Accrued investment income	510,947	474,961
Cash surrender value of life insurance policies	347,214	338,835
Premiums deferred and uncollected	149,211	139,516
Current federal income tax recoverable	524,017	237,608
Net deferred income tax asset	863,844	783,107
Reinsurance receivables	158,288	90,803
Receivable from parent, subsidiaries and affiliates	111,305	59,963
Accounts receivable	137,488	206,315
General agents pension fund	47,650	48,200
Reinsurance deposit receivables	199,500	203,429
Variable annuity reserve hedge offset deferral	575,869	—
Other assets	36,739	37,699
Separate account assets	73,774,288	72,128,772

Total admitted assets	$131,790,028	$126,149,483

3

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,074,311	$15,303,716
Annuity	17,190,070	15,701,229
Accident and health	5,110,678	4,824,046
Policy and contract claim reserves:
Life	283,287	342,120
Accident and health	265,766	259,538
Liability for deposit-type contracts	3,370,720	2,739,298
Other policyholders’ funds	18,126	18,987
Transfers from separate accounts due or accrued including $(1,472,484) and $(1,605,754) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2016 and 2015, repectively)	(1,515,226)	(1,633,610)
Funds held under reinsurance treaties	3,603,948	3,381,363
Amounts withheld or retained	167,500	175,637
General expenses due or accrued	176,650	149,338
Remittances and items not allocated	263,232	246,306
Asset valuation reserve	813,683	740,321
Interest maintenance reserve	894,015	967,414
Derivatives	1,314,458	795,914
Municipal reverse repurchase agreements	91,808	90,299
Payable for derivative cash collateral	714,431	1,057,984
Payable for securities lending	2,303,603	2,760,922
Borrowed money	2,267,594	496,528
Payable to parent, subsidiaries and affiliates	115,256	18,965
Other liabilities	376,308	251,903
Separate account liabilities	73,655,055	72,012,055

Total liabilities	$126,555,273	$120,700,273
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31,
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2016 and 2015; Series B, $10 per share par value, 250,000 shares authorized, 85,717 and 117,154 shares issued and outstanding total liquidation value - $857,170 and $1,171,540) at December 31, 2016 and 2015	1,282	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2016 and 2015	(58,000)	(58,000)
Surplus notes	150,000	150,000
Paid-in surplus	2,789,513	3,120,362
Special surplus funds	577,936	2,292
Unassigned surplus	1,767,262	2,226,197

Total capital and surplus	5,234,755	5,449,210

Total liabilities and capital and surplus	$131,790,028	$126,149,483

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,194,339	$1,113,373	$2,393,662
Annuity	12,204,065	12,919,985	16,656,875
Accident and health	624,248	771,929	(2,795,472)
Net investment income	2,453,818	2,326,992	2,359,512
Amortization of interest maintenance reserve	79,380	93,679	43,809
Commissions and expense allowances on reinsurance ceded	451,545	581,823	88,656
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,247,856	1,187,712	978,879
Reserve adjustment on reinsurance ceded	13,653	(191,378)	3,773,911
Consideration received on reinsurance recapture and novations	7,326	49,723	195,620
Income from administrative service agreement with affiliate	136,494	133,831	124,653
Other income	146,486	141,506	116,319

	18,559,209	19,129,175	23,936,424
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,543,390	1,376,035	1,305,025
Accident and health benefits	327,969	427,224	750,045
Annuity benefits	1,157,200	1,201,449	1,135,988
Surrender benefits	9,770,320	9,855,357	8,258,924
Other benefits	154,153	120,151	133,925
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(229,405)	124,129	(212,366)
Annuity	1,488,841	(1,787,418)	933,763
Accident and health	286,632	304,113	143,401

	14,499,100	11,621,040	12,448,705
Insurance expenses:
Commissions	1,029,935	1,324,189	1,486,330
General insurance expenses	891,388	913,754	951,122
Taxes, licenses and fees	125,864	127,072	131,974
Net transfers to (from) separate accounts	1,365,071	5,151,619	8,510,290
Funds withheld ceded investment income	(18,134)	63,878	247,693
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(188,295)	(228,984)	(243,577)
Consideration paid on reinsurance recapture transactions	41,012	861	67,769
IMR adjustment due to reinsurance	81,293	—	—
Other expenses	47,650	(1,242)	4,660

	3,375,784	7,351,147	11,156,261

Total benefits and expenses	17,874,884	18,972,187	23,604,966

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	$684,327	$156,988	$331,458

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Dividends to policyholders	$5,969	$5,894	$8,045

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	678,358	151,094	323,413
Federal income tax (benefit) expense	(101,441)	(9,618)	258,554

Gain (loss) from operations before net realized capital gains (losses) on investments	779,799	160,712	64,859
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(308,708)	(343,731)	288,762

Net income (loss)	$471,091	$(183,019)	$353,621

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2014
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,410,534	$—	$1,271,902	$4,782,795
Merger of Global Preferred Reinsurance (GPRe)	250	—	—	—	17,411	—	(39,382)	(21,721)
Merger adjustment - retire GPRe stock	(250)	—	—	—	250	—	—	—

Balance at January 1, 2014	6,762	1,597	(58,000)	150,000	3,428,195	—	1,232,520	4,761,074
Net income (loss)	—	—	—	—	—	—	353,621	353,621
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	902,174	902,174
Change in net deferred income tax asset	—	—	—	—	—	—	(263,473)	(263,473)
Change in nonadmitted assets	—	—	—	—	—	—	418,748	418,748
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
Dividends to stockholders	—	—	—	—	—	—	(500,000)	(500,000)
Other changes - net	—	—		—	5,552	667	(30,776)	(24,557)

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$150,000	$3,433,747	$667	$2,464,785	$5,999,558
Net income (loss)	—	—	—	—	—	—	(183,019)	(183,019)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	95,872	95,872
Change in net deferred income tax asset	—	—	—	—	—	—	300,765	300,765
Change in nonadmitted assets	—	—	—	—	—	—	(318,398)	(318,398)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Dividends to stockholders	—	—	—	—	—	—	(50,000)	(50,000)
Return of Capital	—	—	—	—	(300,000)	—	—	(300,000)
Other changes - net	—	—	—	—	(13,385)	1,625	24,458	12,698

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Treasury Stock	Stock		Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2015	$6,762	$1,597	$(58,000)		$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210
Net income (loss)	—	—	—		—	—	—	471,091	471,091
Change in net unrealized capital gains/losses, net of tax	—	—	—		—	—	575,869	(688,997)	(113,128)
Change in net deferred income tax asset	—	—	—		—	—	—	183,306	183,306
Change in non admitted assets	—	—	—		—	—	—	114,741	114,741
Change in asset valuation reserve	—	—	—		—	—	—	60,538	60,538
Cumulative effect of change in accounting principles	—	—	—		—	—	—	(276,042)	(276,042)
Return of capital	—	—	—		—	(314,056)	—	—	(314,056)
Dividends to stockholders	—	—	—		—	—	—	(385,630)	(385,630)
Other changes - net	—	(315)	—		—	(16,794)	(225)	62,057	44,724

Balance at December 31, 2016	$6,762	$1,282	$(58,000	)$	150,000	$2,789,513	$577,936	$1,767,262	$5,234,755

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	12,158,028	14,868,206	16,205,618
Net investment income	2,356,181	2,306,617	2,356,404
Miscellaneous income	2,011,519	1,759,927	5,298,353
Benefit and loss related payments	(13,002,709)	(12,846,598)	(11,520,995)
Net transfers from separate accounts	(1,237,126)	(5,214,145)	(8,823,241)
Commissions, expenses paid and other deductions	(1,897,305)	(2,202,781)	(1,467,343)
Dividends paid to policyholders	(6,935)	(7,743)	(8,250)
Federal income taxes (paid) received	(203,264)	(279,806)	(288,721)

Net cash provided by operating activities	178,389	(1,616,322)	1,751,826
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,795,896	13,740,477	8,362,600
Stocks	26,673	53,649	108,717
Mortgage loans	705,232	881,722	1,040,891
Real estate and properties held for sale	14,667	—	28,084
Other invested assets	921,210	614,621	635,395
Securities lending reinvested collateral assets	457,319	145,338	347,507
Derivatives	—	—	255,580
Miscellaneous proceeds	16,389	17,797	117,780

Total investment proceeds	12,937,386	15,453,602	10,896,555
Costs of investments acquired:
Bonds	(12,682,216)	(12,145,728)	(6,214,330)
Stocks	(210,597)	(24,188)	(307,013)
Mortgage loans	(740,949)	(733,005)	(853,948)
Real estate and properties held for sale	(2,809)	(10,202)	(13,410)
Other invested assets	(404,878)	(1,516,458)	(239,060)
Payable for securities	(102,843)	(15,477)	(18,033)
Derivatives	(185,514)	(455,642)	—
Miscellaneous applications	(151,001)	(229,914)	(49,870)

Total cost of investments acquired	(14,480,806)	(15,130,616)	(7,695,664)
Net increase (decrease) in policy loans	41,992	39,965	32,811

Net cost of investments acquired	(14,438,815)	(15,090,650)	(7,662,853)

Net cash provided by (used in) investing activities	(1,501,428)	362,952	3,233,701

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Change in:
Net deposits on deposit-type contracts an other insurance liabilities	(217,744)	(328,515)	(624,703)
Borrowed funds	1,769,852	30,508	202,000
Funds held under reinsurance treaties with unauthorized reinsurers	(108,899)	688,121	(2,527,186)
Receivable from parent, subsidiaries and affiliates	(51,647)	111,599	(140,456)
Payable to parent, subsidiaries and affiliates	96,291	9,145	(17,220)
Payable for securities lending	(457,319)	(145,338)	(347,507)
Other cash (applied) provided	201,917	353,324	145,202
Dividends to stockholders	(385,630)	(50,000)	(500,000)
Capital contribution provided	(333,074)	(327,213)	(14,681)

Net cash used in financing and miscellaneous activities	513,747	341,632	(3,824,550)

Net increase (decrease) in cash, cash equivalents and short-term investments	(809,292)	(911,738)	1,160,977
Cash, cash equivalents and short-term investments:
Beginning of year	2,280,106	3,191,844	2,030,868

End of year	1,470,814	2,280,106	3,191,844

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2016

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of GPRe were carried forward to the merged company. As a result of the merger, GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Summarized financial information for the Company and GPRe presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2015	Year Ended December 31 2014
Revenues:
Company	$19,078,332	$23,904,030
GPRe	50,842	32,394

	$19,129,174	$23,936,424

Net income (loss):
Company	$(250,873)	$335,423
GPRe	67,853	18,198

	$(183,020)	$353,621

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015	December 31 2014
Assets:
Company	$126,035,999	$126,211,096
GPRe	88,529	105,579
Change in deferred tax admissibility due to merger	24,955	53,208

	$126,149,483	$126,369,883

Liabilities:
Company	$120,577,357	$120,211,966
GPRe	122,916	158,359

	$120,700,273	$120,370,325

Capital and surplus:
Company	$5,458,642	$5,999,130
GPRe	(37,685)	(51,780)
Change in deferred tax admissibility due to merger	28,253	52,208

	$5,449,210	$5,999,558

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers, where the Company has concerns, to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $924 and $3,563 respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These warrants are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $8,767,590, $12,203,423 and $13,127,468 in 2016, 2015 and 2014, respectively. In addition, the Company received $1,247,856, $1,187,712 and $978,879 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$726,808	$212,321	$514,487
2015 and prior	1,372,958	(358,737)	103,318	910,903

	1,372,958	$368,071	$315,639	1,425,390

Active life reserve	3,710,626			3,951,054

Total accident and health reserves	$5,083,584			$5,376,444

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

The Company’s unpaid claims reserve was decreased by $(358,737) and $(206,782) for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 resulted primarily from variances in the estimated frequency of claims and claims severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $36,586 and $35,337, respectively. The Company incurred $19,398 and paid $18,036 of claim adjustment expenses during 2016, of which $2,466 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance had no material impact to the financial position or results of operations of the Company.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under SSAP No. 86. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. This deferral was effective October 1, 2016, and will be amortized through the capital and surplus account change in net unrealized capital gains (losses) on a straight line basis over a period of 10 years beginning in the period of deferral.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously valued its investments in limited purpose subsidiary (LPS) US insurance SCAs based on the underlying audited statutory equity under a prescribed practice adopted by the State of Iowa. Effective October 1, 2016, the Company received approval from Iowa for the respective LPS to be valued in accordance with SSAP No. 97, paragraph 8.b.i.1 in amounts equal to the respective entity’s underlying audited statutory equity including statutory accounting practices prescribed or permitted by the State of Iowa, which is consistent with Iowa Administrative Code 191-99.11(5). As a result, the Company will no longer disclose its valuation method for these LPS as a prescribed practice. The Company will continue to provide the disclosures required by SSAP No.97, paragraph 36 about underlying LPS accounting practices that depart from the NAIC accounting practices and procedures. This change in SCA valuation method did not result in a change in the Company’s valuation of its LPS but rather aligned the NAIC valuation with that required by the Iowa Administrative Code.

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance Inc. (TWRI)	Excess of loss reinsurance asset

For each respective LPS, the table below discloses the amount of the investment in the insurance SCA per recorded statutory equity and the amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the NAIC SAP. Each LPS provides the Company audited financial statements annually.

	Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TLIC Riverwood Reinsurance Inc	$965,083	$—
TLIC Oakbrook Reinsurance Inc	133,416	—
TLIC Watertree Reinsurance Inc	188,313	—

*	Per AP&P Manual (without permitted or prescribed practices)

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP #	F/S Page	F/S Line	2016	2015	2014
Net (loss) income, State of Iowa basis				$471,092	$(182,480)	$353,790
State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	—	—
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	—	—
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	—	—	—
TLB	97	Balance Sheet	Common Stock	—	—	—
Net (loss) income, NAIC SAP				$471,092	$(182,480)	$353,790

Statutory surplus, State of Iowa basis				$5,234,756	$5,449,210	$5,999,558

State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	(869,844)	(817,285)
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	(132,955)	(113,677)
Separate account asset valuation	56	NA	NA
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	(575,869)	—	—
TLB	97	Balance Sheet	Common Stock	—	74,225	62,284

Statutory surplus, NAIC SAP				$4,658,887	$4,520,636	$5,130,880

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously disclosed a state permitted practice to record the value of its wholly-owned Bermuda domiciled life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP or foreign statutory basis financial statements equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No.97, paragraph 9. Changes in the Bermuda Insurance Act 1978 require TLB to file audited GAAP or IFRS financials with the Bermuda Monetary Authority in 2016 rather than statutory basis financials. As a result of the change in the Bermuda regulation, the Company began recording the value of TLB in accordance with SSAP No. 97 in first quarter of 2016, therefore eliminating the need for a permitted practice.

3. Accounting Changes and Correction of Errors

As disclosed in Note 2, the Company began recording the value of its foreign insurance subsidiary in accordance with SSAP No. 97 in 2016, therefore eliminating the need for a permitted practice. This change in accounting impacted the carrying value of the subsidiary and the AVR reported on the Company’s balance sheet. The cumulative effect of implementing the change in accounting effective January 1, 2016, was a $276,042 decrease in capital and surplus. The cumulative effect consisted of two components, a $142,142 change in unrealized loss on the subsidiary and a $133,900 increase in AVR.

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $31,151, net of tax, relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as other changes, net, in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and implemented mapping updates in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as other changes, net, in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, SLIC discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31, 2016
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,435,906	$1,435,906	$—	$1,435,906	$—
Bonds	41,750,057	38,632,034	8,543,520	32,331,681	874,856
Preferred stocks, other than affiliates	94,325	95,547	—	91,172	3,153
Common stocks, other than affiliates	194,833	194,833	1,905	—	192,928
Mortgage loans on real estate	5,801,102	5,641,558	—	—	5,801,102
Other invested assets	168,197	149,019	—	160,516	7,681
Options	182,667	182,667	—	182,667	—
Interest rate swaps	678,868	587,537	—	674,938	3,930
Currency swaps	21,819	21,408	—	21,819	—
Credit default swaps	36,173	26,828	—	36,173	—
Equity swaps	48,509	48,509	—	48,509	—
Policy loans	607,746	607,746	—	607,746	—
Securities lending reinvested collateral	2,303,603	2,303,603	—	2,303,603	—
Receivable from parent, subsidiaries and affiliates	111,305	111,305	—	111,305	—
Separate account assets	72,675,382	72,638,065	69,229,744	3,399,333	46,305
Liabilities
Investment contract liabilities	17,237,938	15,077,116	—	265,681	16,972,257
Options	82,070	82,070	—	82,070	—
Interest rate swaps	183,689	806,424	—	(179,214)	362,903
Currency swaps	1,666	76	—	1,666	—
Credit default swaps	13,478	44,647	—	13,478	—
Equity swaps	381,242	381,242	—	381,242	—
Payable to parent, subsidiaries and affiliates	115,256	115,256	—	115,256	—
Separate account annuity liabilities	66,986,814	66,987,131	1,996	66,926,286	58,532
Surplus note	165,351	150,000	—	165,351	—

37

Transamerica Life Insurance Company

Notes to Financial Statements —   Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,012,842	$2,012,842	$—	$2,012,842	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—
Bonds	36,576,232	34,173,453	6,841,379	28,830,442	904,411
Preferred stocks, other than affiliates	97,770	99,103	—	97,770	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339
Mortgage loans on real estate	5,657,436	5,657,436	—	—	5,657,436
Other invested assets	152,140	133,087	—	142,831	9,309
Options	399,911	399,911	—	399,911	—
Interest rate swaps	668,643	543,001	—	646,960	21,683
Currency swaps	28,988	26,378	—	28,988	—
Credit default swaps	37,808	32,968	—	37,808	—
Equity swaps	155,735	155,735	—	155,735	—
Policy loans	649,738	649,738	—	649,738	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—
Receivable from parent, subsidiaries and affiliates	59,963	59,963	—	59,963	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573
Short-term notes payable to affiliates	—	—	—	—	—
Options	178,638	178,638	—	178,638	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109
Currency swaps	38,722	46,656	—	38,722	—
Credit default swaps	13,862	27,180	—	13,862	—
Equity swaps	113,689	113,689	—	113,689	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314
Surplus notes	164,418	150,000	—	164,418	—

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,124	$—	$1,124
Industrial and miscellaneous	—	20,216	18,746	38,962
Hybrid securities	—	2,573	—	2,573

Total bonds	—	23,913	18,746	42,659

Preferred stock
Industrial and miscellaneous	—	—	3,153	3,153

Total preferred stock	—	—	3,153	3,153

Common stock
Mutual funds	761	—	—	761
Industrial and miscellaneous	1,144	—	192,928	194,072

Total common stock	1,905	—	192,928	194,833

Short-term investments
Government	—	598,723	—	598,723
Industrial and miscellaneous	—	820,579	—	820,579
Sweep accounts	—	16,604	—	16,604

Total short-term investments	—	1,435,906	—	1,435,906

Securities lending reinvested collateral	—	2,303,603	—	2,303,603
Derivative assets	—	813,180	3,930	817,110
Separate account assets	69,213,345	2,706,809	45,420	71,965,574

Total assets	$69,215,250	$7,283,411	$264,177	$76,762,838

Liabilities:
Derivative liabilities	$—	$878,117	$362,903	$1,241,020
Separate account liabilities	1,996	871	—	2,867

Total liabilities	$1,996	$878,988	$362,903	$1,243,887

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	42,292	—	42,292

Total short-term investments	—	2,291,613	—	2,291,613

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,812,972	$195,469	$77,355,280

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

Transfers from Level 1 to Level 2 for separate account bonds were attributable to securities being valued using an index at December 31, 2015, subsequently changing to being valued using a different index during 2016.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs at December 31, 2015, subsequently changing to being valued using external money manager statements during 2016.

Transfers from Level 2 to Level 1 for separate account common stock were attributable to securities being valued using external money managers at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2016 and 2015:

	Beginning Balance at January 1, 2016	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(9)	$9
RMBS	1,439	—	1,428	(122)	116
Other	21,439	885	184	(2,852)	5,003
Preferred stock	—	—	—	512	(101)
Common stock	118,338	—	—	—	101
Derivatives	(13,426)	—	—	(189,403)	(348,382)
Separate account assets	32,569	5,578	9,142	15,896	81

Total	$160,359	$6,463	$10,754	$(175,978)	$(343,173)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2016
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	—
Other	1,663	—	—	7,208	18,746
Preferred stock	3,254	—	—	512	3,153
Common stock	73,000	1,689	200	—	192,928
Derivatives	2,834	—	(80,527)	(108,876)	(358,974)
Separate account assets	1,520	—	—	1,082	45,420

Total	$82,271	$1,689	$(80,327)	$(100,069)	$(98,727)

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2015	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2015 and 2014, subsequently changing to being carried at fair value during 2016 and 2015. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015 and 2014, subsequently changing to being carried at amortized cost during 2016 and 2015.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2015 and 2014, subsequently changing to being valued using broker quotes during 2016 and 2015.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2015 and 2014, subsequently changing to being valued using third party vendor inputs during 2016 and 2015. In addition, transfers out for separate account assets were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Non-recurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. Two parcels of land have a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.

The Company also had parcels of land that were held for sale as of December 31, 2015. Fair value less cost to sell of these properties was $8,570. Two parcels of land had a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$7,909,126	$480,225	$—	$276,098	$8,113,253
State, municipal and other government	846,024	38,500	9,136	11,920	863,468
Hybrid securities	463,953	21,551	26,842	2,308	456,354
Industrial and miscellaneous	22,672,674	2,963,306	81,739	140,208	25,414,034
Mortgage and other asset-backed securities	6,735,275	298,695	74,418	63,243	6,896,309

	38,627,052	3,802,277	192,135	493,777	41,743,418
Unaffiliated preferred stocks	95,547	3,771	4,802	190	94,325

	$38,722,599	$3,806,048	$196,937	$493,967	$41,837,743

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	848,372	44,220	4,395	18,989	869,208
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,933,595	2,289,579	171,562	320,604	22,731,008
Mortgage and other asset-backed securities	5,976,648	356,869	134,130	23,871	6,175,516

	34,109,703	3,210,987	332,106	476,102	36,512,482
Unaffiliated preferred stocks	99,103	4,880	5,351	862	97,770

	$34,208,806	$3,215,867	$337,457	$476,964	$36,610,252

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 326 and 364 securities with a carrying amount of $1,905,967 and $2,234,787, and an unrealized loss of $196,937 and $337,457 with an average price of 89.7 and 84.9 (fair value/amortized cost). Of this portfolio, 66.2% and 71.8% were investment grade with associated unrealized losses of $105,393 and $191,342, respectively.

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,128 and 1,081 securities with a carrying amount of $10,886,803 and $9,043,827 and an unrealized loss of $493,967 and $476,964 with an average price of 95.5 and 94.7 (fair value/amortized cost). Of this portfolio, 96.4% and 91.8% were investment grade with associated unrealized losses of $471,156 and $394,702, respectively.

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 0 and 2 securities with a cost of $0 and $1 and an unrealized loss of $0 and $1 with an average price of 0.0% and 4.8% (fair value/cost).

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 4 and 3 securities with a cost of $2,020 and $476 and an unrealized loss of $294 and $20 with an average price of 85.5 and 95.7 (fair value/cost).

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$3,765,738	$3,765,738
State, municipal and other government	49,698	290,257	339,955
Hybrid securities	107,667	65,108	172,775
Industrial and miscellaneous	856,096	3,754,485	4,610,581
Mortgage and other asset-backed securities	673,363	2,512,512	3,185,875

	1,686,824	10,388,100	12,074,924
Unaffiliated preferred stocks	22,207	4,736	26,943
Unaffiliated common stocks	—	1,726	1,726

	$1,709,031	$10,394,562	$12,103,593

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	40,402	323,866	364,268
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	825,390	4,376,512	5,201,902
Mortgage and other asset-backed securities	910,509	1,562,131	2,472,640

	1,876,352	8,551,747	10,428,099
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	456	456

	$1,897,330	$8,567,318	$10,464,648

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,325,277	$1,348,424
Due after one year through five years	6,849,253	7,221,046
Due after five years through ten years	5,069,295	5,472,967
Due after ten years	18,647,952	20,804,672

	31,891,777	34,847,109
Mortgage and other asset-backed securities	6,735,275	6,896,309

	$38,627,052	$41,743,418

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

As of December 31, 2016, the Company’s portfolio had Treasury investments in an unrealized loss position which had a fair value of $3,759,864, with a carrying value of $4,035,873, resulting in a gross unrealized loss of $276,009. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. Fair value changes are driven by interest rate movements.

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$11,561	$11,074	$11,566	NO
G52836AB2	10,050	10,310	10,050	NO
912810QV3	14,974	14,392	15,722	NO
912810RA8	772,522	873,726	809,956	NO
912810RL4	1,195,281	1,225,476	1,222,583	NO

Total	$2,004,388	$2,134,978	$2,069,877

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	2	$14,644	$14,473
Loan-backed and structured securities, amortized cost	1	432	430
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	0	—	—

Total	3	$15,076	$14,903
December 31, 2015
Bonds, amortized cost	2	$8,868	$8,564
Loan-backed and structured securities, amortized cost	0	—	—
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	2	—	—

Total	4	$8,868	$8,564

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the years ended December 31, 2016 and December 31, 2015 respectively. During 2016 there was $27,182 of loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, and none during 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2016
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	27,182	—	2,892	24,290

Total 3rd quarter OTTI on loan-backed securities	27,182	—	2,892	24,290
OTTI recognized 4th quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	—	—	—	—

Aggregate total	$27,182	$—	$2,892	$24,290

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 3rd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 4th quarter:
Intent to sell	17,618	1,513	—	16,105
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$90,669	$7,850	$82,819	$75,187
2nd quarter present value of cash flows expected to be less than the amortized cost basis	7,387	2,482	4,905	4,587
3rd quarter present value of cash flows expected to be less than the amortized cost basis	57,816	6,951	50,865	47,445
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,481	38	3,443	3,454

Aggregate total	$159,353	$17,321	$142,032	$130,673

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
07402PAJ2	$17,443	$17,230	$213	$17,230	$16,972	1Q 2016
24763LDE7	535	461	74	461	465	1Q 2016
35729PPC8	347	210	137	210	178	1Q 2016
70557RAB6	13,595	12,123	1,472	12,123	6,989	1Q 2016
759676AJ8	3,749	3,651	98	3,651	3,391	1Q 2016
75970JAJ5	2,821	2,693	128	2,693	2,485	1Q 2016
75970QAH3	3,712	3,550	161	3,551	3,306	1Q 2016
75971EAF3	3,612	3,446	167	3,445	3,006	1Q 2016
759950GY8	4,619	4,530	89	4,530	4,129	1Q 2016
83611MMM7	2,113	2,031	82	2,031	1,675	1Q 2016
75970QAD2	3,423	3,399	24	3,399	3,096	1Q 2016
150324AC5	34,700	29,495	5,205	29,495	29,495	1Q 2016
61751NAM4	2,713	611	2,101	612	600	2Q 2016
36298JAA1	4,674	4,293	381	4,293	3,987	2Q 2016
14984WAA8	2,325	2,153	172	2,153	1,872	3Q 2016
70557RAB6	9,322	7,795	1,527	7,795	5,222	3Q 2016
759950GA0	3,646	3,618	28	3,618	3,596	3Q 2016
126380AB0	12,381	12,212	169	12,212	12,333	3Q 2016
150324AC5	27,182	24,290	2,892	24,290	24,290	3Q 2016
52108HYQ1	2,960	798	2,163	797	132	3Q 2016
759676AJ8	3,481	3,443	38	3,443	3,454	4Q 2016

			$17,321

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$74,418	$86,409
The aggregate related fair value of securities with unrealized losses	673,363	2,548,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,836	$24,176
The aggregate related fair value of securities with unrealized losses	939,458	1,566,481

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$1,790,692	$1,727,340	$1,791,926
Preferred stocks	6,141	6,639	8,542
Common stocks	13,474	3,836	29,486
Mortgage loans on real estate	284,532	314,903	350,497
Real estate	22,698	20,264	18,039
Policy loans	41,872	44,072	46,233
Cash, cash equivalents and short-term investments	15,064	6,597	3,115
Derivatives	221,031	256,287	183,316
Other invested assets	171,225	47,823	26,216
Other	26,591	33,364	17,290

Gross investment income	2,593,320	2,461,125	2,474,660
Less investment expenses	139,501	134,003	115,006

Net investment income	$2,453,819	$2,327,122	$2,359,654

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$10,076,310	$12,197,993	$7,606,211

Gross realized gains	$155,810	$180,050	$403,590
Gross realized losses	(117,345)	(158,916)	(83,674)

Net realized capital gains	$38,465	$21,134	$319,916

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $40,319, $13,947 and $80,230, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2016	2015	2014
Bonds	$(48,223)	$(6,233)	$241,065
Preferred stocks	933	10,119	(801)
Common stocks	885	(1,640)	302
Mortgage loans on real estate	145	(16,141)	(5,749)
Real estate	(3,377)	(3,356)	12,395
Cash, cash equivalents and short-term investments	133	2	6
Derivatives	(185,514)	(455,642)	255,580
Other invested assets	(148,597)	140,574	234,758
Other	4,829	—	8

	(378,786)	(332,317)	737,564
Federal income tax effect	(5,234)	(51,585)	(120,545)
Transfer from (to) interest maintenance reserve	75,312	39,581	(327,736)

Net realized capital (losses) gains on investments	$(308,708)	$(344,321)	$289,283

At December 31, 2016 and 2015, the Company had no investments in restructured securities.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$87,348	$(34,438)	$37,229
Preferred stocks	(102)	15	(15)
Common stocks	95	(1,898)	(33,879)
Affiliated entities	412,879	141,897	139,410
Mortgage loans on real estate	149	6,123	(6,676)
Cash, cash equivalents and short-term investments	(131)	—	—
Derivatives	(858,670)	41,311	785,644
Other invested assets	475,672	(82,489)	(10,680)

Change in unrealized capital gains/losses, before taxes	117,240	70,521	911,033
Taxes on unrealized capital gains/losses	(202,078)	10,105	(19,971)

Change in unrealized capital gains/losses, net of tax	$(84,838)	$80,626	$891,062

The credit qualities of mortgage loans by type of property for the year ended December 31, 2016 were as follows:

	Farm	Commercial	Mezzanine	Total
AAA - AA	$—	$3,418,276	$—	$3,418,276
A	68,833	1,832,506	—	1,901,339
BBB	—	255,494	—	255,494
BB	—	58,846	—	58,846
B	9,024	—	—	9,024

	$77,857	$5,565,122	$—	$5,642,979

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%. During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2014 at the time of origination was 79%.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2016, the Company did not reduce the interest rate on any outstanding mortgage loans. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loan with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All)
(a) Current	$77,857	$—	$—	$—	$5,565,122	$—	$5,642,979
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

At December 31, 2016, no mortgage loans were non-income producing, and at December 31, 2015, two mortgage loans with a carrying value of $6,293 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2016 or 2015. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2016 and 2015 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2016 and 2015, respectively, the Company held $6,077 and $6,347 in impaired loans with related allowance for credit losses of $1,421 and $1,570. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2016 and 2015, respectively. The average recorded investment in impaired loans during 2016 and 2015 was $9,820 and $30,884, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2016	2015	2014
Balance at beginning of period	$1,569	$7,693	$1,017
Additions, net charged to operations	174	7,225	11,962
Recoveries in amounts previously charged off	(322)	(13,349)	(5,286)

Balance at end of period	$1,421	$1,569	$7,693

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2016	2015
Aggregate amount of mortgage loans derecognized	$10,522	$25,693
Real estate collateral recognized	10,543	25,693
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recognized $677, $92 and $1,924 of interest income on impaired loans. Interest income of $786, $289 and $1,759, respectively, was recognized on a cash basis for the years ended December 31, 2016, 2015 and 2014.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $7,500, $3,356 and $112 were taken on real estate in 2016, 2015 and 2014, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company disposed of one property during 2016, none in 2015, and multiple properties during 2014 resulting in a realized gains of $4,123, $0, and $2,446, respectively.

At December 31, 2016 and 2015, the Company held a mortgage loan loss reserve in the AVR of $53,388 and $54,414, respectively.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2016	2015
Pacific	25%	27%
South Atlantic	21	20
Middle Atlantic	18	17
Mountain	9	11
W. North Central	8	7
E. North Central	7	7
W. South Central	7	7
E. South Central	4	3
New England	1	1

Property Type Distribution

	December 31
	2016	2015
Apartment	38%	33%
Retail	24	26
Office	21	22
Industrial	11	12
Other	3	4
Medical	2	2
Agricultural	1	1

At December 31, 2016, 2015 and 2014, the Company had mortgage loans with a total net admitted asset value of $81,895, $86,311 and $88,002, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2016, 2015 and 2014 related to such restructurings. At December 31, 2016 and 2015 there was one commitment for $3,000 to lend additional funds to debtors owing receivables

During 2016, the Company recorded impairments of $4,971 for its investment in Prudential Capital Partners II, L.P.; $4,537 for its investment in Falcon Mezzanine Partners II, L.P.; $2,298 for its investment in VSS Communications Partners IV, L.P.; $7,560 for its investment in WLR Recovery Fund III, L.P.; $2,819 for its investment in Carlyle Partners IV, L.P.; $10,478 for its investment in Apollo Investment Fund VI, L.P.; $4,216 for its investment in Vintage III L.P.; $3,003 for its investment in Metalmark Capital Partners L.P.; $2,411 for its investment in PineBridge PEP IV Co-Investment, L.P; $12,610 for its investment in Invenergy Wind LLC. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had ownership interests in fifty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $48,742. LIHTC tax credits recognized during 2016 was $6,423. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2016 and 2015:

		December 31, 2016
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	4,669	15,497

Total		$6,001	$24,497

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2017 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2016	2015
Fair value—positive	$1,803,598	$2,329,060
Fair value—negative	(1,497,706)	(897,891)

At December 31, 2016 and 2015, the Company has recorded $(591,186) and $272,952, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting, which is recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 and 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 27 years for forecasted hedge transactions. At December 31, 2016 and 2015, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2016 and 2015, the Company has accumulated deferred gains in the amount of $30,231 and $48,182, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Summary of realized gain/(losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Options:
Calls	$1,524	$7,014	$—
Puts	10,700	25,396	—

Total options	$12,224	$32,410	$—

Swaps:
Interest rate	$642,433	$(187,530)	$377,414
Credit	3,046	(278)	(472)
Foreign exchange	(2,959)	—	—
Total return	(510,883)	(324,480)	(363,166)

Total swaps	$131,637	$(512,288)	$13,776

Futures—net positions	(337,977)	20,012	241,804
Argentina warrants	—	4,225	—
Lehman settlements	1,241	1,590	—

Total realized gains/(losses)	$(192,875)	$(454,051)	$255,580

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Replicated assets	$4,576,931	$4,726,248	$4,158,940
Credit default	(32,317)	(95,069)	(85,230)

Capital gain/(losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Capital gains/(losses)	$3,046	$(278)	$(472)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2016, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	$10,000	16
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	18
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	19
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	24
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	23
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	31
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	7
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	100
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	42
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	21
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	39
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	113
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	109
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	34
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	34
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	28
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	57
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	30
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	47
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	39
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	103

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	27
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	67
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	77
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	79
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	82
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	84
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	10,000	77
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	167
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	179
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	924
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	159
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	216
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	1,155
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	108
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	224
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	214
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	153
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	35
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	35
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	64
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	195
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	185
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	93
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	77
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	29
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
57866,SWAP, USD 1 / (USD 0), :US74432QAY17	6/20/2018	10,000	118
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	118
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	376
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	183
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	174
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	183
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	181
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	159
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	163
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	153
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	43

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	22
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	81
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,038
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	521
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,130
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	292
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	1,694
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	179
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	(8)
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	214
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	0
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	(127)
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	321
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(24)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,522
103278,SWAP, USD 1 / (USD 0), :ES0413900384	3/20/2020	50,000	217
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	589
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	107
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	215
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(133)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(217)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	43
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	37
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	17
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	14
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	(40)

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(200)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(45)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	32
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(8)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	13
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(5)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	9
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(16)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	(33)
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	6
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	3
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(1,840)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	47
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	254
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	26
116038,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	13,335	14
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(65)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	94
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	12

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	68
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	136
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	21
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	68
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(26)
119956,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	5,000	23
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	37
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	163
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	377
121131,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	218
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	218
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	251
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,782
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(25)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	156
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	78
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(17)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(6)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	194
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	10
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	41
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	100

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	564
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	43
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	79
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	135
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	433
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	23
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	664
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	177
101779,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	595
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109655,SWAP, USD 1 / (USD 0), :US06051GDX43	9/20/2023	20,000	14
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	(231)
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	130
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	471
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	554
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	250
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	409
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	594
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	168
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	(927)
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	493
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	137
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(64)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(451)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
133643,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,300	(49)
133644,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,200	(48)
133653,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,200	(59)
133656,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	6,200	50
133897,SWAP, USD 1 / (USD 0), :JP576400C859	12/20/2020	5,000	75
133896,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	(41)
133743,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133876,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133877,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133880,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	8,000	(62)
133881,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	2,000	(16)
133902,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	10,000	(78)
134315,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
134316,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

134319,SWAP, USD 1 / (USD 0), :US465410AH18	12/20/2020	10,000	(156)
134643,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	6,000	(2)
134618,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
134620,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
134622,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	10,000	81
134821,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	7,000	(58)
134804,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
134805,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,900	1
134806,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	2,000	0
134808,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	4,000	(38)
134809,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,000	(57)
135158,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
138038,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141522,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141625,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141747,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141748,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	5,000	(47)
152086,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
153789,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	37,000	567
157739,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157740,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157741,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157735,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157736,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157742,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	22,000	365
158024,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	40,000	656
160768,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	3,500	(81)
160770,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	5,000	(115)
173565,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	10,000	1,593
186522,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	1,800	(62)
186526,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	1,200	(7)
184294,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	9,000	(310)
186529,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	6,000	(37)
186530,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	4,000	(25)
186669,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	6,000	(207)
187621,SWAP, USD 0 / (USD 0), :US23331ABF57	12/20/2021	19,000	(211)

		$3,429,535	$41,602

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$85,262	$3,561,505
Receive fixed—pay floating	77,500	169,665
Receive floating—pay floating	—	120,950
Swaptions:
Receive fixed—pay floating	6,000,000	6,000,000
Receive floating—pay fixed	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay fixed	11,825,181	6,022,893
Receive fixed—pay floating	15,695,014	17,733,996
Receive floating—pay fixed	18,811,000	14,818,781
Receive floating—pay floating	11,491,769	8,710,507
Caps	2,250,000	2,250,000
Options Calls / Puts	250,375	1,372,064

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2016
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
Collateral held under security lending agreements	2,303,289	—	—	—	2,303,289
Subject to repurchase agreements	147,444	—	—	—	147,444
Subject to reverse repurchase agreements	—	—	—	—	—
Subject to dollar repurchase agreements	453,474	—	—	—	453,474
Subject to dollar reverse repurchase agreements	—	—	—	—	—
Placed under option contracts	—	—	—	—	—
Letter stock or securities restricted as to sale - excluding FHLB capital stock	6,408	—	—	—	6,408
FHLB capital stock	176,800	—	—	—	176,800
On deposit with states	47,548	—	—	—	47,548
On deposit with other regulatory bodies	—	—	—	—	—
Pledged as collateral to FHLB (including assets backing funding agreements)	5,155,703	—	—	—	5,155,703
Pledged as collateral not captured in other categories	1,039,105	—	—	—	1,039,105
Other restricted assets	482,544	—	—	—	482,544

Total Restricted Assets	$9,812,315	$—	$—	$—	$9,812,315

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
Collateral held under security lending agreements	2,760,891	(457,602)	—	2,303,289	1.75%	1.75%
Subject to repurchase agreements	109,793	37,651	—	147,444	0.11%	0.11%
Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	705,253	(251,779)	—	453,474	0.34%	0.34%
Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	(18,931)	—	6,408	0.00%	0.00%
FHLB capital stock	104,000	72,800	—	176,800	0.13%	0.13%
On deposit with states	49,010	(1,462)	—	47,548	0.04%	0.04%
On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
Pledged as collateral to
FHLB (including assets backing funding agreements)	3,299,057	1,856,646	—	5,155,703	3.91%	3.91%
Pledged as collateral not captured in other categories	371,577	667,528	—	1,039,105	0.79%	0.79%
Other restricted assets	476,119	6,425	—	482,544	0.37%	0.37%

Total Restricted Assets	$7,901,039	$1,911,276	$—	$9,812,315	7.45%	7.45%

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2016
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$989,453	$—	$—	$—	$989,453
Secured Funding Agreements	42,588	—	—	—	42,588
AMBAC	7,064	—	—	—	7,064

Total	$1,039,105	$—	$—	$—	$1,039,105

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$314,892	$674,561	$989,453	0.75%	0.75%
Secured Funding Agreements	45,928	(3,340)	42,588	0.03	0.03
AMBAC	10,757	(3,693)	7,064	0.01	0.01

Total	$371,577	$667,528	$1,039,105	0.78%	0.78%

The follow table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

Collateral Assets	Book Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admited Assets
Cash	$1,079,335	$1,079,335	1.84%	1.86%
Securities lending collateral assets	2,303,603	2,303,603	3.92	3.97
Other	79,536	79,531	0.14	0.14

Total Collateral Assets	$3,462,473	$3,462,469	5.90%	5.97%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,463,690	6.55%

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has no receivables as of December 31, 2016 associated with “to-be-announced” (TBA) covered short sales. The Company has receivables as of December 31, 2015 associated with TBA covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
December 31, 2016
Assets:
Receivables for securities	$—	$—	$—
Liabilities:
Borrowed money	$—	$—	$—
December 31, 2015
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$14,081,227	$17,621,969	$18,862,934
Reinsurance assumed - non affiliates	1,412,887	1,376,827	1,451,900
Reinsurance assumed - affiliates	98,501	110,700	128,976
Reinsurance ceded - non affiliates	(2,018,612)	(2,650,533)	(2,078,651)
Reinsurance ceded - affiliates	448,649	(1,649,085)	(2,129,876)

Net premiums earned	$14,022,652	$14,809,878	$16,235,283

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Summary of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Summary of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus.

The Company received reinsurance recoveries in the amount of $3,349,716, $3,370,420 and $3,157,884, during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $753,202 and $731,784. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $30,090,704 and $33,315,357.

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with TPLIC, an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to TPLIC, an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to TIRe for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to TIRe, an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2016, 2015 and 2014 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $255,425 ($176,996 after tax), $133,048 ($106,755 after tax) and $175,042 ($114,198, net of tax), respectively.

The Company reports a reinsurance deposit receivable of $199,500 and $203,429 as of December 31, 2016 and 2015, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2016, 2015 and 2014, the Company obtained letters of credit of $98,006, $242,957 and $123,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $746,339 and $790,284 in 2016 and 2015, respectively. The amount of collateral supporting the reserve credits was $730,545 and $776,072 in 2016 and 2015, respectively. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

The Company ceded modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC, an affiliate. Ceded losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 1.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 and the change from the prior year are comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,481,049	$215,092	$2,696,141
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,481,049	215,092	2,696,141
Deferred Tax Assets Nonadmitted	515,901	—	515,901

Subtotal (Net Deferred Tax Assets)	1,965,148	215,092	2,180,240
Deferred Tax Liabilities	1,152,105	164,291	1,316,396

Net Admitted Deferred Tax Assets	$813,043	$50,801	$863,844

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,057,430	$292,685	$2,350,115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,057,430	292,685	2,350,115
Deferred Tax Assets Nonadmitted	618,270	—	618,270

Subtotal (Net Deferred Tax Assets)	1,439,160	292,685	1,731,845
Deferred Tax Liabilities	687,781	260,956	948,737

Net Admitted Deferred Tax Assets	$751,379	$31,729	$783,108

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$423,619	$(77,593)	$346,026
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	423,619	(77,593)	346,026
Deferred Tax Assets Nonadmitted	(102,369)	—	(102,369)

Subtotal (Net Deferred Tax Assets)	525,988	(77,593)	448,395
Deferred Tax Liabilities	464,324	(96,665)	367,659

Net Admitted Deferred Tax Assets	$61,664	$19,072	$80,736

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2016	2015	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$5,995	$2,382	$3,613
Policyholder reserves	936,738	769,309	167,429
Investments	570,496	471,638	98,858
Deferred acquisition costs	626,204	621,902	4,302
Compensation and benefits accrual	33,383	26,365	7,018
Receivables - nonadmitted	28,232	33,000	(4,768)
Tax credit carry-forward	222,313	67,359	154,954
Section 197 Intangible Amortization	—	6,250	(6,250)
Corporate Provision	—	474	(474)
Assumption Reinsurance	9,545	10,715	(1,170)
CFC FTC Offset	15,020	—	15,020
Other (including items <5% of ordinary tax assets)	33,123	48,036	(14,913)

Subtotal	2,481,049	2,057,430	423,619
Nonadmitted	515,901	618,270	(102,369)

Admitted ordinary deferred tax assets	1,965,148	1,439,160	525,988
Capital:
Investments	215,092	292,685	(77,593)

Subtotal	215,092	292,685	(77,593)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	215,092	292,685	(77,593)

Admitted deferred tax assets	$2,180,240	$1,731,845	$448,395

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$787,307	$565,039	$222,268
Fixed assets	40,867	26,944	13,923
§807(f) adjustment	75,844	64,659	11,185
Separate Account Adjustments	34,766	31,139	3,627
CFC FTC Offset	11,579	—	11,579
Hedge Reserve Offset	201,554	—	201,554
Other (including items <5% of total ordinary tax liabilities)	188	—	188

Subtotal	1,152,105	687,781	464,324
Capital
Investments	164,291	260,956	(96,665)

Subtotal	164,291	260,956	(96,665)

Deferred tax liabilities	1,316,396	948,737	367,659

Net deferred tax assets/liabilities	$863,844	$783,108	$80,736

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, the Company had DTAs and DTLs that were netted together within two specific categories of temporary differences. The Company determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$226,217	$30,862	$257,079
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		550,512	56,253	606,765
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	550,512	56,253	606,765
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	655,637
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,188,419	127,977	1,316,396

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,965,148	$215,092	$2,180,240

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$286,447	$61,384	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		357,063	78,214	435,277
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	357,063	78,214	435,277
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,412
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		795,650	153,087	948,737

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,439,160	$292,685	$1,731,845

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(60,230)	$(30,522)	$(90,752)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		193,449	(21,961)	171,488
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	193,449	(21,961)	171,488
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(61,775)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		392,769	(25,110)	367,659

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$525,988	$(77,593)	$448,395

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	708%	844%	-136%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$4,370,911	$4,700,489	$(329,578)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	25%	6%

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	4%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	35%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$(101,440)	$(9,592)	$(91,848)
Foreign	(1)	(26)	25

Subtotal	(101,441)	(9,618)	(91,823)

Federal income tax on net capital gains	5,234	50,995	(45,761)

Federal and foreign income taxes incurred	$(96,207)	$41,377	$(137,584)

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(9,592)	$258,554	$(268,146)
Foreign	(26)	—	(26)

Subtotal	(9,618)	258,554	(268,172)

Federal income tax on net capital gains	50,995	121,064	(70,069)

Federal and foreign income taxes incurred	$41,377	$379,618	$(338,241)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$(96,207)	$41,377	$379,618
Change in deferred income taxes (without tax on unrealized gains and losses)	(183,307)	(300,764)	331,883

Total income tax reported	$(279,514)	$(259,387)	$711,501

Income before taxes	$299,572	$(181,353)	$1,060,978
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	$104,850	$(63,474)	$371,342
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(74,012)	(69,204)	(46,828)
Tax credits	(25,037)	(81,829)	(37,788)
Tax-exempt income	(11)	(7)	—
Tax adjustment for IMR	669	(33,936)	(16,620)
Surplus adjustment for in-force ceded	608	(40,327)	76,692
Nondeductible expenses	1,049	976	1,264
Deferred tax benefit on other items in surplus	(233,112)	(3,152)	319,999
Provision to return	(2,177)	(4,546)	8,055
Life-owned life insurance	(2,966)	(2,948)	(3,132)
Dividends from certain foreign corporations	1,620	2,093	1,066
Pre-tax income of single member limited liability company	14,093	46,193	52,362
Intercompany dividends	(47,766)	—	—
Partnership permanent adjustment	(1,913)	(13,177)	(11,764)
Audit adjustment—Permanent	(21,196)	—	—
Other	5,787	3,951	(3,147)

Total income tax reported	$(279,514)	$(259,387)	$711,501

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2016.

As of December 31, 2016 and 2015, respectively, the Company had a $222,314 and $67,359 tax credit carryforward available for tax purposes. Included in the 2016 tax credit carryforward is a general business tax credit carryforward of $164,764.

Carryovers from:	Expiration:
12-31-2010	12-31-2030	21,817
12-31-2011	12-31-2031	45,391
12-31-2012	12-31-2032	28,827
12-31-2013	12-31-2033	22,676
12-31-2014	12-31-2034	20,601
12-31-2015	12-31-2035	20,931
12-31-2016	12-31-2036	4,521

Standard GBC Carryovers		164,764

The Company also has an alternative minimum tax credit carryforward of $57,550 available for tax purposes that carries forward indefinitely. As of December 31, 2016 and 2015, the Company had no operating loss or capital loss carryfowards available for tax purposes.

The Company incurred income taxes of $0, $12,699, and $252,550 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $9,763 and $4,152, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $9,763. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $864, ($270), and $12,961, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $10,768 and $9,903, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% of ordinary life insurance in force at December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016, 2015 and 2014, premiums for life participating policies were $12,036, $13,196 and $14,110, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,967, $5,894 and $8,045 to policyholders during 2016, 2015 and 2014, respectively, and did not allocate any additional income to such policyholders.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,141,878	$—	$—	$1,141,878	1%
At book value less surrender charge of 5% or more	273,919	—	—	273,919	0
At fair value	126,155	—	66,886,612	67,012,767	73

Total with adjustment or at fair value	1,541,952	—	66,886,612	68,428,564	74
At book value without adjustment (minimal or no charge or adjustment)	13,413,613	17,739	—	13,431,352	14
Not subject to discretionary withdrawal provision	10,732,102	41,507	38,256	10,811,865	12

Total annuity reserves and deposit liabilities	25,687,667	59,246	66,924,868	92,671,781	100%

Less reinsurance ceded	4,680,333	—	—	4,680,333

Net annuity reserves and deposit liabilities	$21,007,334	$59,246	$66,924,868	$87,991,448

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	69

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,265	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,265	$63,427,257	$81,403,640

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $0 and $167,933 at December 31, 2016 and 2015, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$—	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$—	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	—	633,674	—	—	633,674

Total as of December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,674	—	—	633,674

Subtotal	—	633,674	—	70,116,163	70,749,837
Not subject to discretionary withdrawal	—	21,505	20,001	38,257	79,763

Total separate account reserve liabilities at December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$8,767,931	$12,204,163	$13,127,680
Transfers from separate accounts	(7,872,107)	(8,389,740)	(6,499,970)

Net transfers to separate accounts	895,824	3,814,423	6,627,710
Miscellaneous reconciling adjustments	469,247	1,337,434	1,882,846

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,365,071	$5,151,857	$8,510,556

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $73,597,682 and $72,128,772, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Group annuities	$24,388,135	$24,948,800
Variable annuities	44,163,304	42,603,715
Fixed universal life	729,291	695,852
Variable universal life	4,212,641	3,602,521
Variable life	37,918	196,411
Modified separate accounts	53,201	70,353
Registered Market Value Annuity Product - SPL	13,192	11,120

Total separate account assets	$73,597,682	$72,128,772

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $2,852,548 and $3,029,017 respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $483,307, $434,084, $342,823, $242,109, and $180,478 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $77,232, $223,304, $35,985, $30,830, and $61,901 respectively, toward separate account guarantees.

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $672,491 and $668,367, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $709,808 and $695,578 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized gain of $37,317 and $27,211, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$9,966,666	$341,249	$173,898
Minimum guaranteed income benefit	4,095,173	957,867	769,259
Guaranteed premium accumulation fund	235,183	25,312	—
Minimum guaranteed withdrawal benefit	33,170,833	371,165	15,601
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	921,716
Guaranteed premium accumulation fund	266,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policies’ next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary first-year business	$5,026	$1,336	$3,690
Ordinary renewal business	775,352	10,855	764,497
Group life direct business	44,988	9,649	35,339
Credit direct business	556	—	556
Reinsurance ceded	(687,316)	—	(687,316)

	$138,606	$21,840	$116,766
Accident and health	32,651	—	32,651

	$171,257	$21,840	$149,417

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit direct business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	$123,475	$26,667	$96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

Amounts recorded as supplementary contracts without life contingencies of $3,370,720 and $2,738,140 at December 31, 2016 and 2015, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $108,217,769 and $96,861,149, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,636,310 and $1,588,202 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2017, without the prior approval of insurance regulatory authorities, is $779,799.

On December 22, 2016, the Company paid a preferred stock dividend of $35,630 and a cash return of capital of $314,056 to its parent. In addition, the Company paid $314 representing the redemption of 31,437 shares of Series B non-voting preferred stock at par value to its parent also on December 22, 2016.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On June 20, 2016 the Company paid a preferred stock dividend of $104,555 and an ordinary common stock dividend of $245,445 to its parent company.

On December 22, 2015, the Company paid a cash return of capital of $300,000 to its parent. The Company did not pay any ordinary dividends during 2015.

On September 28, 2016 the Company made a capital contribution in the amount of $2,500 to TWRI in exchange for 25,000 common shares of TWRI. The Company also made an additional capital contribution to TWRI of $122,500 on September 28, 2016.

The Company received a capital contribution of $10 from TIHI on March 31, 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$150,000	$9,000	$126,000	$2,250
2015	$150,000	$9,000	$117,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

95

Transamerica Life Insurance Company

Notes to Financial Statements –  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, securities with a fair value of $2,251,377 and $2,692,737 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,303,603 and $2,760,922 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,303,289
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,303,289
Securities received	—

Total collateral received	$2,303,289

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$349,742	$349,742
30 days or less	1,045,472	1,045,472
31 to 60 days	320,865	320,865
61 to 90 days	200,597	200,597
91 to 120 days	110,054	110,054
121 to 180 days	276,873	276,873

Total	2,303,603	2,303,603
Securities received	—	—

Total collateral reinvested	$2,303,603	$2,303,603

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,304,719 (fair value of $2,303,603) that are currently tradable securities that could be sold and used to pay for the $2,303,289 in collateral calls that could come due under a worst-case scenario.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $35,812, $32,799 and $29,648 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $15,745, $16,439 and $14,742 for the years ended December 31, 2016, 2015 and 2014 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,527, $6,361 and $6,609 related to these plans for the years ended December 31, 2016, 2015 and 2014, respectively.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company announced an update of its restructuring plan in December 2016 that includes a significant number of position eliminations. Affected employees were offered a severance package contingent upon completion of the terms of their employment. In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2016 for the severance benefit of $21,615.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824. The remaining accrual balance at the year ended December 31, 2016 was $5,876.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $993,182 $802,298 and $1,144,599 during 2016, 2015 and 2014, respectively. The amount paid as a result of being a party to these agreements was $610,754, $445,462 and $859,389 during 2016, 2015 and 2014, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,494, $133,831 and $124,653 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $56,076, $71,184 and $143,027 for the years ended December 31, 2016, 2015 and 2014, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2016, the Company received net interest of $63 from affiliates. During 2015 and 2014, the Company paid net interest of $90 and $50, respectively, to affiliates. At December 31, 2016 and 2015, respectively, the Company reported receivables from affiliates of $111,305 and $59,963. At December 31, 2016 and 2015, respectively, the Company reported payables to affiliates of $115,256 and $18,965. Terms of settlement require that these amounts are settled within 90 days.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had no short-term intercompany notes receivable. At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $165,912 and $162,440 at December 31, 2016 and 2015, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2016 and 2015, the cash surrender value of these policies was $171,075 and $167,132, respectively.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$33,145
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$65,966
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$116,110
SB Frazer Owner, LLC (SB Frazer)	$1,203

The financial statements for these entities are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2, REAP 3, REAP 4 HR, and SB Frazer, and valued in accordance with the relevant paragraphs of SSAP No. 97. All liabilities, commitments, contingencies, guarantees, or obligations of REAP 2, REAP 3, REAP 4 HR, and SB Frazer, which are required to be recorded as liabilities, commitments, contingencies, guarantees, or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4HR, and SB Frazer, if not already recorded in the financial statements of REAP 2, REAP 3, REAP 4HR, and SB Frazer.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2016:

	Percentage of	Gross	Admitted	Nonadmitted
SCA Entity	SCA Ownership	Amount	Amount	Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX %	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	53.60%	$17,252	$17,252	$—
GARNET ASSURANCE CORP	100.00	—	—	—
LIFE INVESTORS ALLIANCE LLC	100.00	—	—	—
ASIA INVESTMENT HOLDING LTD	100.00	—	—	—
AEGON FINANCIAL SERVICES GROUP	100.00	—	—	—
GARNET ASSURANCE CORP III	100.00	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$17,252	$17,252	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94.07%	$924,100	$924,100	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$924,100	$924,100	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$941,352	$941,352	$—

Aggregate Total	XXX	$941,352	$941,352	$—

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8Bi entities):

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/8/2016	$20,592	Y	N	I
GARNET ASSURANCE CORP	NA		—	N	N	I
LIFE INVESTORS ALLIANCE LLC	NA		—	N	N	I
ASIA INVESTMENT HOLDING LTD	NA		—	N	N	I
AEGON FINANCIAL SERVICES GROUP	NA		—	N	N	I
GARNET ASSURANCE CORP III	NA		—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,592	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	NA		$924,100	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$924,100	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$944,692	—	—	—

Aggregate Total	—	—	$944,692	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
				If the Insurance
				SCA Had
	Net		Per	Completed
	Income	Surplus	Reported	Statutory
SCA Entity	Increase	Increase	Statutory	Financial
(Investments in Insurance SCA Entities)	(Decrease)	(Decrease)	Equity	Statements*
LIICA Re II	$—	$(120,000)	$107,327	$—
Pine Falls Re	—	(1,181,330)	368,914	—
Stonebridge Reinsurance Company	—	(900,422)	84,068	—
MLIC Re	—	(990,000)	420,607	—

*	Per AP&P Manual (without permitted or prescribed practices)

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

13. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $24,877 and $3,000, respectively.

The Company has contingent commitments for $809,291 and $374,233 as of December 31, 2016 and 2015, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $48,742 and $8,611, respectively.

The company leases office buildings under various non-cancelable operating lease agreements. Rental expense for years 2016 and 2015 was $12,837 and $13,009, respectively. The minimum aggregate rental commitments are as follows:

Year	Amount
2017	$14,987
2018	11,738
2019	8,314
2020	8,445
2021	8,265

The Company is not involved in any material sales-leaseback transactions. Leasing (lessor leasing) is not a significant part of the Company’s business activities in terms of revenue, net income or assets.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company has private placement commitments outstanding of $21,679 and $69,000, respectively.

The Company sold $5,858 of securities on a TBA basis as of December 31, 2016. Due to different counterparties, the receivable related to these TBAs was not reclassed. The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBAs was reclassed. Note 5, Investments, provides details on the offsetting and netting of assets and liabilities related to this transaction.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $989,453 and $314,892, respectively, and fair value of $1,081,242 and $349,075, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2016 and 2015, respectively, was $714,431 and $1,057,821. In addition, securities in the amount of $198,786 and $339,479 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying amount of $42,588 and $45,928 respectively, and fair value of $44,079 and $48,843 respectively, in conjunction with these transactions

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2016 or 2015, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $59 and $88 at December 31, 2016 and 2015, respectively. No payments are required as of December 31, 2016. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2016, there is no payment or performance risk because TLB has adequate liquidity as of this date.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2016, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2016, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $1,880,923 and $1,567,299, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $3,005,979 and 2,587,349, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2016 or 2015, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

Effective July 1, 2016, the Company became a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $260 under this agreement in 2016.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2016 and 2015 for the total payout block is $3,363,290 and $3,448,503, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2016 and 2015:

	December 31
	2016	2015
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,886,961	$4,154,736

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,886,902	4,154,648
Other	59	88

Total impact if action required	$4,886,961	$4,154,736

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $4,614,389. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2016	2015
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	166,800	94,000
Excess Stock	—	—

Total	$176,800	$104,000

At December 31, 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000
Total	$—	$—	$—	$10,000

At December 31, 2016 and 2015, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2016
Total Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
Decemeber 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

During 2016 and 2015, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2016
Maximum Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the borrowings from the FHLB were as follows:

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2016
Debt	$1,820,000	$—
Funding agreements	2,350,000	2,350,742
Other	—	—

Total	$4,170,000	$2,350,742

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

During 2016, the maximum amount of borrowings during reporting period was as follows:

General Account
2016
Debt	$1,820,000
Funding agreements	2,350,000
Other	—

Total	$4,170,000

At December 31, 2016 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,704,658 and $2,503,747 as of December 31, 2016 and 2015, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2016.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2016, the most recent reserve balance reported to the Company (as of September 30, 2016) is $8,290. As of December 31, 2016, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $20,034 and $6,375 and an offsetting premium tax benefit of $13,593 and $3,205 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $6,142, $1,112 and $(57), for the years ended December 31, 2016, 2015 and 2014, respectively.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $91,808 and $90,299 for municipal repurchase agreements as of December 31, 2016 and 2015, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $147,444 and $109,792, respectively, and fair values of $156,407 and $114,644, respectively, as of December 31, 2016 and 2015. These securities have maturity dates that range from 2017 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $453,474 and $705,253, respectively. The Company had an outstanding liability for borrowed money in the amount $445,656 and $496,529, which included accrued interest of $1,217 and $1,941, at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$444,439
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	444,439
Securities received	—

Total collateral received	$444,439

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2016 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	$1,071	$1,067	$4
Common stocks:
NAIC L	2	$8	$8	$1

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2016 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2016
Balance Sheet
Total assets as reported in the Company’s Annual Statement	$131,790,028
Increase in receivable from parent, subsidiaries and affiliates	111,305
Decrease in other invested asset receivable	(111,305)

Total assets as reported in the accompanying audited statutory basis balance sheet	$131,790,028

Statement of Cash Flow
Investing activities
Total net cash from investing activities in the Company’s Annual Statement	$(1,613,038)
Decrease in miscellaneous applications	111,610

Total net cash from investing activities as reported in the accompanying audited statutory basis statement of cash flow	$(1,501,428)
Financing and miscellaneous activities
Total net cash from financing and miscellaneous sources in the Company’s Annual Statement	$625,357
Increase in change in receivable from parent, subsidaries, and affiliates	(111,610)

Total net cash from financing and miscellaneous sources as reported in the accompanying audited statutory basis statement of cash flow	$513,747

In the 2016 Annual Statement, a receivable was incorrectly classified as an other invested asset rather than a receivable from parent, subsidiaries and affiliates.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 24, 2017.

111

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

112

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

113

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

114

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$8,179,856	$8,441,228	$8,229,805
States, municipalities and political subdivisions	1,440,915	1,423,882	1,440,864
Foreign governments	399,387	409,234	399,387
Hybrid securities	649,843	636,492	649,822
All other corporate bonds	27,930,336	30,832,582	27,907,174
Preferred stocks	95,648	94,325	95,547

Total fixed maturities	38,695,985	41,837,743	38,722,599
Equity securities
Common stocks:
Industrial, miscellaneous and all other	179,505	194,833	194,833

Total equity securities	179,505	194,833	194,833
Mortgage loans on real estate	5,641,558		5,641,558
Real estate	121,897		121,897
Policy loans	607,746		607,746
Other long-term investments	764,618		764,618
Receivable for Securities	120,312		120,312
Securities Lending	2,303,603		2,303,603
Cash, cash equivalents and short-term investments	1,470,814		1,470,814

Total investments	$49,906,038		$49,947,980

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $42,659 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $3,153 due to having an NAIC 6 rating.

116

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2016
Individual life	$14,039,759	$—	$241,127	$1,044,264	$741,186	$1,793,850	$856,746
Individual health	4,102,287	96,408	177,690	128,097	285,489	358,011	164,250
Group life and health	1,920,903	26,223	111,533	646,226	123,645	395,670	313,984
Annuity	17,189,479	—	18,703	12,204,066	1,016,736	11,951,569	2,040,802
Other	—	—	—	—	286,762	—	—

	$37,252,428	$122,631	$549,053	$14,022,653	$2,453,818	$14,499,100	$3,375,782

Year ended December 31, 2015
Individual life	$14,281,360	$—	$294,838	$973,383	$725,919	$2,085,979	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	15,700,664	—	25,920	12,919,985	1,109,860	8,792,427	5,983,656
Other	—	—	—	—	114,826	—	—

	$35,701,166	$127,823	$601,658	$14,805,288	$2,326,992	$11,621,038	$7,351,146

Year ended December 31, 2014
Individual life	$14,077,989	$—	$235,349	$2,255,406	$784,891	$1,474,878	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	17,498,115	—	22,001	16,656,874	1,174,388	9,961,398	8,490,721

	$37,084,768	$134,782	$542,462	$16,255,064	$2,359,514	$12,448,704	$11,156,261

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

117

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,501,843	$2,887,979	$1,430,399	$1,044,263	137%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,204,544	(1,953,227)	46,295	12,204,066	0%

	$14,081,227	$1,569,963	$1,511,388	$14,022,652	11%

Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,956,160	$184,286,028	294%

Premiums:
Individual life	$2,399,330	$2,771,123	$1,345,164	$973,371	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	94,476	12,919,985	1%

	$17,621,969	$4,301,060	$1,485,230	$14,806,139	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,375,587	$580,466,611	$137,333,354	423%

Premiums:
Individual life	$2,671,642	$1,856,326	$1,440,367	$2,255,683	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	99,330	16,656,875	1%

	$18,862,933	$4,203,963	$1,596,374	$16,255,344	10%

118

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2016 and 2015

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA B and

Board of Directors of

Transamerica Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA B indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Jennison Growth Initial Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Jennison Growth Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
Catalyst Dividend Capture VA (1)	TA JPMorgan Enhanced Index Initial Class (1)
Catalyst Insider Buying VA (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA MFS International Equity Initial Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA MFS International Equity Service Class (1)
Franklin Income Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Janus Aspen - Global Research Service Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
NVIT Emerging Markets Class D Shares (4)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016
(4)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period August 4, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	9,029,168.460	$105,004,100	$94,083,935	$(78)	$94,083,857	44,034,478	$1.258038	$12.014964
AB Growth and Income Class B Shares	7,145,146.579	191,580,210	220,284,869	(204)	220,284,665	86,181,039	1.370953	14.432762
AB Large Cap Growth Class B Shares	653,843.436	20,459,505	28,324,498	(128)	28,324,370	17,594,877	1.419757	2.286318
American Funds—Asset Allocation Class 2 Shares	29,503,928.946	601,721,330	634,039,433	175	634,039,608	250,143,519	1.449151	12.875039
American Funds—Bond Class 2 Shares	18,995,978.835	207,933,710	202,687,094	91	202,687,185	86,249,797	1.039007	10.243697
American Funds—Growth Class 2 Shares	4,498,962.014	310,264,251	301,070,538	154	301,070,692	68,512,929	1.562645	14.768988
American Funds—Growth-Income Class 2 Shares	7,020,272.568	327,082,987	308,891,993	58	308,892,051	60,127,114	1.641719	14.686895
American Funds—International Class 2 Shares	7,735,580.042	144,181,250	129,648,322	37	129,648,359	49,934,063	0.990422	10.655038
BlackRock Basic Value V.I. Class I Shares	1,451,018.780	20,796,647	22,069,996	(71)	22,069,925	8,011,814	2.001823	3.411430
BlackRock Global Allocation V.I. Class I Shares	863,544.484	13,320,911	13,393,575	(12)	13,393,563	7,054,931	1.598086	2.718528
BlackRock High Yield V.I. Class I Shares	665,239.956	4,851,518	4,816,337	22,431	4,838,768	2,044,390	1.990293	2.442628
Catalyst Dividend Capture VA	178,874.601	2,137,449	2,218,045	7	2,218,052	1,558,996	1.304305	1.429243
Catalyst Insider Buying VA	189,771.906	3,268,289	2,561,921	21	2,561,942	1,753,688	1.340545	1.468956
Fidelity® VIP Balanced Service Class 2	20,533,880.316	330,340,691	336,960,976	(80)	336,960,896	161,273,927	1.355244	13.018170
Fidelity® VIP Contrafund® Initial Class	13,010.036	423,508	431,673	8	431,681	113,495	1.568736	14.354772
Fidelity® VIP Contrafund® Service Class 2	14,679,804.065	449,478,531	476,359,642	61	476,359,703	158,259,292	1.409294	14.088132
Fidelity® VIP Equity-Income Initial Class	2,779.700	54,627	61,070	(1)	61,069	38,845	1.412115	1.643872
Fidelity® VIP Equity-Income Service Class 2	2,294,043.177	45,824,361	49,230,167	89	49,230,256	27,073,880	1.249471	2.217119
Fidelity® VIP Growth Initial Class	329.569	16,411	19,547	8	19,555	12,155	1.563060	1.847607
Fidelity® VIP Growth Service Class 2	587,256.008	22,929,024	34,319,241	139	34,319,380	22,172,573	1.372161	2.227887
Fidelity® VIP Growth Opportunities Service Class 2	64,907.454	1,260,587	1,992,659	22	1,992,681	1,186,013	1.318888	2.013506
Fidelity® VIP Mid Cap Initial Class	1,538.551	51,961	52,280	—	52,280	21,135	1.457076	14.364630
Fidelity® VIP Mid Cap Service Class 2	9,573,919.426	304,455,790	316,226,559	(37)	316,226,522	89,788,590	1.412837	14.094151
Fidelity® VIP Value Strategies Initial Class	11,859.938	161,243	187,031	(1)	187,030	45,032	1.451545	13.167998
Fidelity® VIP Value Strategies Service Class 2	8,085,178.924	102,230,044	128,230,938	46	128,230,984	48,667,743	1.314783	12.914970
Franklin Founding Funds Allocation Class 4 Shares	15,547,797.490	113,068,958	112,099,620	58	112,099,678	59,149,514	1.285967	2.057170
Franklin Income Class 2 Shares	5,416,962.289	80,328,192	83,312,880	(44)	83,312,836	61,395,564	1.230919	1.437778
Franklin Mutual Shares Class 2 Shares	914,275.433	15,474,555	18,358,651	51	18,358,702	13,977,761	1.180187	1.474499
Franklin Templeton Foreign Class 2 Shares	2,399,270.437	32,993,866	32,654,071	148	32,654,219	33,720,848	0.887600	1.004514
Invesco V.I. American Franchise Series II Shares	125,931.936	4,949,915	6,543,423	47	6,543,470	4,459,627	1.413934	1.550704
Invesco V.I. Value Opportunities Series II Shares	2,842,206.066	16,499,113	18,332,229	78	18,332,307	13,110,788	1.043219	1.750859

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Aspen—Enterprise Service Shares	351,328.678	$14,513,021	$19,751,698	$(116)	$19,751,582	10,584,742	$1.186408	$3.711912
Janus Aspen—Global Research Service Shares	647,227.067	18,580,540	25,804,943	1	25,804,944	23,820,520	0.796839	1.706763
Janus Aspen—Perkins Mid Cap Value Service Shares	184,616.078	2,872,928	2,972,319	(12)	2,972,307	1,278,394	1.638813	2.411849
MFS® New Discovery Service Class	2,753,868.348	42,676,457	41,335,564	(3)	41,335,561	20,116,052	1.239496	2.599008
MFS® Total Return Service Class	2,276,720.968	42,937,915	51,932,005	158	51,932,163	30,104,493	1.287309	1.859665
NVIT Emerging Markets Class D Shares	1,947.479	19,565	18,774	—	18,774	1,907	9.832784	9.852693
State Street Total Return V.I.S. Class 3 Shares	3,002,340.993	53,570,384	54,132,208	81	54,132,289	34,109,465	1.190539	11.592712
TA AB Dynamic Allocation Initial Class	2,267,446.106	20,318,143	21,495,389	155	21,495,544	13,620,346	1.063905	1.680861
TA AB Dynamic Allocation Service Class	36,120,995.857	317,708,040	339,898,571	97	339,898,668	181,601,690	0.979889	10.784372
TA Aegon Government Money Market Initial Class	109,373,819.523	109,373,819	109,373,820	116	109,373,936	98,022,427	0.883955	1.328679
TA Aegon Government Money Market Service Class	383,959,335.322	383,959,334	383,959,335	(151)	383,959,184	218,009,250	0.821228	9.838155
TA Aegon High Yield Bond Initial Class	10,878,897.398	85,230,709	85,399,345	161	85,399,506	40,104,822	1.321828	11.429710
TA Aegon High Yield Bond Service Class	19,546,157.704	155,475,297	155,587,415	43	155,587,458	44,271,533	1.303775	11.146563
TA Aegon U.S. Government Securities Initial Class	6,228,842.092	77,319,080	73,562,625	145	73,562,770	46,351,895	1.061904	1.973476
TA Aegon U.S. Government Securities Service Class	31,779,915.680	394,002,546	384,536,980	27	384,537,007	139,466,169	1.026506	9.902034
TA American Funds Managed Risk—Balanced Service Class	35,616,656.732	349,242,448	362,577,566	13	362,577,579	36,223,701	9.831422	10.236549
TA Asset Allocation—Conservative Initial Class	17,375,408.550	181,735,588	176,881,659	235	176,881,894	110,451,298	1.119868	1.694263
TA Asset Allocation—Conservative Service Class	101,455,588.677	1,047,077,542	1,021,657,778	(133)	1,021,657,645	491,730,606	1.101287	10.828489
TA Asset Allocation—Growth Initial Class	22,422,129.550	204,190,598	254,491,170	16	254,491,186	145,360,910	1.176730	1.839475
TA Asset Allocation—Growth Service Class	16,400,145.007	164,113,135	184,665,633	(185)	184,665,448	80,740,471	1.062496	12.147169
TA Asset Allocation—Moderate Initial Class	35,690,493.262	373,007,134	403,302,574	(118)	403,302,456	237,955,333	1.161654	1.798554
TA Asset Allocation—Moderate Service Class	437,684,450.244	4,891,820,307	4,884,558,465	461	4,884,558,926	1,901,152,605	1.120954	11.173763
TA Asset Allocation—Moderate Growth Initial Class	40,396,893.755	440,623,507	477,491,284	(179)	477,491,105	272,203,035	1.197111	1.848530
TA Asset Allocation—Moderate Growth Service Class	278,416,493.450	3,131,258,835	3,249,120,479	376	3,249,120,855	1,528,662,864	1.099113	11.659963
TA Barrow Hanley Dividend Focused Initial Class	16,120,422.055	237,134,441	363,999,130	(109)	363,999,021	160,020,752	1.348495	14.358328
TA Barrow Hanley Dividend Focused Service Class	7,453,471.158	137,957,713	168,373,913	(92)	168,373,821	60,943,596	1.251247	13.981645
TA BlackRock Equity Smart Beta 100 Service Class	2,183,473.134	23,030,129	23,122,980	(1)	23,122,979	2,202,649	10.390986	10.590000
TA BlackRock Global Allocation Service Class	95,486,274.263	1,261,818,450	1,268,057,722	(185)	1,268,057,537	629,799,019	1.105533	11.166514
TA BlackRock Global Allocation Managed Risk—Balanced Service Class	18,341,512.262	177,102,550	162,138,968	(8)	162,138,960	17,333,758	9.138409	9.625613
TA BlackRock Global Allocation Managed Risk—Growth Service Class	19,469,615.629	187,087,725	168,412,175	(54)	168,412,121	18,505,605	8.897856	9.372265

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Smart Beta 50 Service Class	4,087,127.865	$42,081,925	$41,974,803	$(4)	$41,974,799	4,130,044	$10.076941	$10.270000
TA BlackRock Smart Beta 75 Service Class	1,112,806.186	11,436,868	11,506,416	—	11,506,416	1,123,248	10.145639	10.340000
TA BlackRock Tactical Allocation Service Class	96,991,981.190	1,468,278,239	1,444,210,600	376	1,444,210,976	544,782,967	1.221303	11.553302
TA Clarion Global Real Estate Securities Initial Class	3,632,628.333	43,029,757	44,536,023	138	44,536,161	18,463,874	0.977201	10.372372
TA Clarion Global Real Estate Securities Service Class	6,581,712.304	84,623,598	84,311,735	(112)	84,311,623	36,306,707	0.981129	10.111068
TA International Moderate Growth Initial Class	8,624.415	78,206	80,121	1	80,122	69,400	1.154499	1.173034
TA International Moderate Growth Service Class	59,838,773.040	545,610,234	551,115,100	(175)	551,114,925	358,429,603	0.879674	10.320954
TA Janus Balanced Service Class	51,725,448.522	665,891,967	687,948,465	(225)	687,948,240	197,498,662	1.146023	12.248668
TA Janus Mid-Cap Growth Initial Class	2,387,169.108	69,880,046	60,228,277	26	60,228,303	44,776,658	1.071645	11.397285
TA Janus Mid-Cap Growth Service Class	2,609,060.673	76,514,051	63,321,903	(1)	63,321,902	22,970,554	1.056406	11.101466
TA Jennison Growth Initial Class	18,813,128.302	166,769,549	165,555,529	(17)	165,555,512	95,799,898	1.288816	15.068576
TA Jennison Growth Service Class	10,464,634.987	102,435,841	88,426,166	(29)	88,426,137	23,846,550	1.604878	14.683544
TA JPMorgan Core Bond Service Class	16,464,879.572	229,229,571	225,404,201	11	225,404,212	84,929,968	1.022724	10.266455
TA JPMorgan Enhanced Index Initial Class	5,803,716.717	88,711,298	106,614,276	(81)	106,614,195	46,917,262	1.496650	14.849813
TA JPMorgan Enhanced Index Service Class	2,833,490.226	49,771,243	51,966,211	44	51,966,255	13,075,401	1.473010	14.480829
TA JPMorgan Mid Cap Value Service Class	10,367,804.248	210,237,979	198,647,129	78	198,647,207	52,307,287	1.748540	14.745935
TA JPMorgan Tactical Allocation Service Class	84,266,687.257	1,198,015,191	1,253,888,306	183	1,253,888,489	379,479,465	1.102589	11.050062
TA Legg Mason Dynamic Allocation—Balanced Service Class	104,858,625.201	1,214,035,858	1,174,416,602	150	1,174,416,752	290,004,410	1.069800	10.790923
TA Legg Mason Dynamic Allocation—Growth Service Class	43,996,935.018	540,780,223	513,884,201	(117)	513,884,084	132,145,826	1.108479	11.067720
TA Madison Balanced Allocation Service Class	9,897,510.860	107,995,686	105,012,590	(49)	105,012,541	41,735,960	1.186146	11.312215
TA Madison Conservative Allocation Service Class	7,061,606.757	75,133,655	73,017,014	82	73,017,096	34,682,524	1.102036	10.624275
TA Madison Diversified Income Service Class	9,329,640.318	106,309,679	115,967,429	73	115,967,502	55,129,242	1.200168	11.200348
TA Managed Risk—Balanced ETF Service Class	510,636,912.112	5,825,693,967	5,673,176,094	(288)	5,673,175,806	1,640,125,949	1.128008	11.092061
TA Managed Risk—Conservative ETF Service Class	66,467,375.045	791,573,618	777,003,614	(134)	777,003,480	324,381,240	1.148998	11.054517
TA Managed Risk—Growth ETF Service Class	282,688,436.498	2,859,027,394	2,699,674,569	(268)	2,699,674,301	1,128,966,441	1.131591	11.432595
TA Market Participation Strategy Service Class	39,086,389.871	446,023,117	453,011,259	43	453,011,302	112,269,327	1.134082	11.768654
TA MFS International Equity Initial Class	8,275,533.046	62,864,756	65,293,956	(136)	65,293,820	47,110,409	1.030614	10.484602
TA MFS International Equity Service Class	10,893,288.058	87,674,561	84,422,982	(137)	84,422,845	29,624,976	0.964416	10.219366
TA Morgan Stanley Capital Growth Initial Class	6,908,202.301	90,151,262	92,915,321	(75)	92,915,246	43,698,169	1.584005	2.507588
TA Morgan Stanley Capital Growth Service Class	4,036,101.536	60,844,596	53,195,818	(12)	53,195,806	13,431,257	1.538339	15.303842
TA Multi-Managed Balanced Initial Class	5,828,029.201	77,955,057	79,028,076	(153)	79,027,923	35,420,588	1.448446	2.352670

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Managed Balanced Service Class	67,982,256.000	$890,512,532	$904,843,827	$(173)	$904,843,654	219,709,404	$1.428377	$12.822377
TA Multi-Manager Alternative Strategies Service Class	165,230.809	1,693,061	1,601,087	20	1,601,107	163,253	9.636402	10.008076
TA PIMCO Tactical—Balanced Service Class	51,839,565.421	596,588,048	610,151,685	(32)	610,151,653	192,663,294	1.014282	11.484122
TA PIMCO Tactical—Conservative Service Class	23,876,176.256	269,163,826	273,382,218	(7)	273,382,211	87,765,386	0.968384	11.288971
TA PIMCO Tactical—Growth Service Class	29,293,939.155	330,433,972	334,243,846	133	334,243,979	97,932,555	0.967569	11.552115
TA PIMCO Total Return Initial Class	16,291,030.944	187,731,730	181,319,174	(4)	181,319,170	116,273,391	1.098833	1.643290
TA PIMCO Total Return Service Class	74,765,371.085	867,204,211	826,905,004	160	826,905,164	432,200,049	1.074326	10.135749
TA PineBridge Inflation Opportunities Service Class	17,587,499.590	183,842,577	175,347,371	114	175,347,485	101,867,579	0.948874	9.208316
TA ProFunds UltraBear Service Class (OAM)	49,789,555.151	46,083,023	33,856,898	299	33,857,197	557,626,487	0.058417	0.189933
TA QS Investors Active Asset Allocation—Conservative Service Class	41,476,784.328	437,931,182	425,137,039	(471)	425,136,568	201,671,367	1.033259	10.495530
TA QS Investors Active Asset Allocation—Moderate Service Class	136,292,468.408	1,530,378,074	1,448,788,939	312	1,448,789,251	492,652,371	1.035718	10.496305
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	58,041,101.151	644,922,971	591,438,821	264	591,439,085	254,015,317	1.038594	10.523814
TA Small/Mid Cap Value Initial Class	6,254,475.489	117,659,370	129,842,911	173	129,843,084	24,866,417	1.575209	15.018692
TA Small/Mid Cap Value Service Class	5,502,989.059	110,461,275	111,710,678	154	111,710,832	37,602,330	1.553004	14.632240
TA T. Rowe Price Small Cap Initial Class	8,262,722.614	97,233,302	112,290,400	(69)	112,290,331	47,515,529	1.671725	15.530319
TA T. Rowe Price Small Cap Service Class	14,788,625.989	191,519,659	191,512,707	67	191,512,774	40,379,882	1.649695	15.141733
TA Torray Concentrated Growth Initial Class	7,914,281.934	119,081,809	141,507,361	122	141,507,483	45,742,580	1.480087	13.702517
TA Torray Concentrated Growth Service Class	1,777,687.617	33,909,259	32,531,683	(55)	32,531,628	11,214,378	1.449300	13.349697
TA TS&W International Equity Initial Class	5,992,080.021	72,682,299	71,904,960	12	71,904,972	41,696,215	0.935567	10.863282
TA TS&W International Equity Service Class	2,866,443.201	35,152,233	34,110,674	64	34,110,738	13,541,992	0.860255	10.577180
TA WMC US Growth Initial Class	10,170,729.291	239,678,608	236,977,992	362	236,978,354	152,376,830	1.324835	14.521443
TA WMC US Growth Service Class	4,309,793.536	107,206,395	98,349,488	(68)	98,349,420	31,337,681	1.261862	14.149385
Vanguard® Equity Index	53,908.067	1,710,450	1,920,744	2	1,920,746	411,968	1.698773	14.861114
Vanguard® International	62,956.813	1,216,902	1,229,547	(2)	1,229,545	441,335	1.023327	10.868870
Vanguard® Mid-Cap Index	40,068.228	763,021	845,840	(2)	845,838	243,199	1.624525	14.442511
Vanguard® REIT Index	26,612.200	341,185	358,732	10	358,742	136,899	1.482857	12.587633
Vanguard® Short-Term Investment Grade	255,683.825	2,714,207	2,717,919	1	2,717,920	1,010,860	1.060377	10.340130
Vanguard® Total Bond Market Index	126,042.378	1,496,567	1,483,519	6	1,483,525	445,728	1.108377	10.280120
Voya Global Perspectives Class S Shares	1,568.201	15,657	16,121	—	16,121	1,665	9.543355	9.889978
Voya Large Cap Value Class S Shares	84.807	903	1,006	—	1,006	97	10.258396	10.630966

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Strategic Allocation Conservative Class S Shares	—	$—	$—	$—	$—	—	$9.861563	$10.219710
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.837219	10.194506
Wanger International	13,040.737	372,382	308,283	—	308,283	141,836	1.133927	10.295749
Wanger USA	6,683.390	212,872	177,310	2	177,312	67,832	1.757581	14.347877

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$91,875,603	$190,026,748	$35,592,264	$468,882,755	$142,447,050

Investment Income:
Reinvested Dividends	1,964,980	2,331,815	—	8,419,874	2,835,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,608,024	2,885,658	490,480	8,596,781	2,733,999

Net Investment Income (Loss)	356,956	(553,843)	(490,480)	(176,907)	101,509
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,973,462	—	2,888,272	35,364,723	3,090,505
Realized Gain (Loss) on Investments	(140,940)	12,664,141	4,290,143	8,919,791	(235,687)

Net Realized Capital Gains (Losses) on Investments	8,832,522	12,664,141	7,178,415	44,284,514	2,854,818
Net Change in Unrealized Appreciation (Depreciation)	(9,687,251)	(12,429,579)	(3,658,603)	(47,070,650)	(5,400,717)

Net Gain (Loss) on Investment	(854,729)	234,562	3,519,812	(2,786,136)	(2,545,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	(497,773)	(319,281)	3,029,332	(2,963,043)	(2,444,390)

Increase (Decrease) in Net Assets from Contract Transactions	4,122,766	4,599,868	(7,927,603)	45,804,097	28,446,412

Total Increase (Decrease) in Net Assets	3,624,993	4,280,587	(4,898,271)	42,841,054	26,002,022

Net Assets as of December 31, 2015:	$95,500,596	$194,307,335	$30,693,993	$511,723,809	$168,449,072

Investment Income:
Reinvested Dividends	1,726,409	1,672,743	—	9,668,445	3,406,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,555,412	2,900,764	426,912	9,450,490	3,306,661

Net Investment Income (Loss)	170,997	(1,228,021)	(426,912)	217,955	99,648
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,390,894	12,421,233	3,428,931	13,205,395	670,487
Realized Gain (Loss) on Investments	(1,645,297)	8,726,133	1,685,316	4,434,469	(432,581)

Net Realized Capital Gains (Losses) on Investments	4,745,597	21,147,366	5,114,247	17,639,864	237,906
Net Change in Unrealized Appreciation (Depreciation)	(2,418,416)	(1,588,392)	(4,514,642)	22,855,077	1,009,600

Net Gain (Loss) on Investment	2,327,181	19,558,974	599,605	40,494,941	1,247,506
Net Increase (Decrease) in Net Assets Resulting from Operations	2,498,178	18,330,953	172,693	40,712,896	1,347,154

Increase (Decrease) in Net Assets from Contract Transactions	(3,914,917)	7,646,377	(2,542,316)	81,602,903	32,890,959

Total Increase (Decrease) in Net Assets	(1,416,739)	25,977,330	(2,369,623)	122,315,799	34,238,113

Net Assets as of December 31, 2016:	$94,083,857	$220,284,665	$28,324,370	$634,039,608	$202,687,185

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$174,197,876	$180,173,950	$94,057,736	$28,532,280	$19,447,094

Investment Income:
Reinvested Dividends	1,407,972	3,077,938	1,814,431	347,297	174,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,612,807	3,640,372	1,942,262	357,805	241,918

Net Investment Income (Loss)	(2,204,835)	(562,434)	(127,831)	(10,508)	(67,190)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,190,040	31,609,718	6,459,243	2,530,004	789,357
Realized Gain (Loss) on Investments	2,596,966	3,410,221	1,221,166	1,535,557	556,729

Net Realized Capital Gains (Losses) on Investments	45,787,006	35,019,939	7,680,409	4,065,561	1,346,086
Net Change in Unrealized Appreciation (Depreciation)	(34,982,541)	(36,705,090)	(16,471,933)	(5,567,230)	(1,491,389)

Net Gain (Loss) on Investment	10,804,465	(1,685,151)	(8,791,524)	(1,501,669)	(145,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,630	(2,247,585)	(8,919,355)	(1,512,177)	(212,493)

Increase (Decrease) in Net Assets from Contract Transactions	58,914,515	58,170,750	29,797,209	(6,162,576)	(4,714,039)

Total Increase (Decrease) in Net Assets	67,514,145	55,923,165	20,877,854	(7,674,753)	(4,926,532)

Net Assets as of December 31, 2015:	$241,712,021	$236,097,115	$114,935,590	$20,857,527	$14,520,562

Investment Income:
Reinvested Dividends	2,142,815	4,189,447	1,783,610	316,880	171,223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,302,075	4,324,268	2,062,245	301,923	197,744

Net Investment Income (Loss)	(2,159,260)	(134,821)	(278,635)	14,957	(26,521)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,498,997	28,109,838	10,276,564	498,719	—
Realized Gain (Loss) on Investments	(1,802,721)	(1,541,716)	(4,497,431)	142,249	26,109

Net Realized Capital Gains (Losses) on Investments	20,696,276	26,568,122	5,779,133	640,968	26,109
Net Change in Unrealized Appreciation (Depreciation)	982,591	(1,580,080)	(3,012,604)	2,542,500	336,401

Net Gain (Loss) on Investment	21,678,867	24,988,042	2,766,529	3,183,468	362,510
Net Increase (Decrease) in Net Assets Resulting from Operations	19,519,607	24,853,221	2,487,894	3,198,425	335,989

Increase (Decrease) in Net Assets from Contract Transactions	39,839,064	47,941,715	12,224,875	(1,986,027)	(1,462,988)

Total Increase (Decrease) in Net Assets	59,358,671	72,794,936	14,712,769	1,212,398	(1,126,999)

Net Assets as of December 31, 2016:	$301,070,692	$308,892,051	$129,648,359	$22,069,925	$13,393,563

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock High Yield V.I. Class I Shares	Catalyst Dividend Capture VA	Catalyst Insider Buying VA	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$7,122,273	$3,069,679	$3,951,760	$250,216,054	$798,211

Investment Income:
Reinvested Dividends	310,236	110,082	16,936	4,045,837	7,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,162	36,126	45,202	4,069,171	4,964

Net Investment Income (Loss)	223,074	73,956	(28,266)	(23,334)	2,668
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,113	—	425,433	8,053,687	61,530
Realized Gain (Loss) on Investments	104,457	119,208	299,620	2,087,470	58,659

Net Realized Capital Gains (Losses) on Investments	139,570	119,208	725,053	10,141,157	120,189
Net Change in Unrealized Appreciation (Depreciation)	(606,024)	(310,861)	(961,484)	(14,015,224)	(131,147)

Net Gain (Loss) on Investment	(466,454)	(191,653)	(236,431)	(3,874,067)	(10,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(243,380)	(117,697)	(264,697)	(3,897,401)	(8,290)

Increase (Decrease) in Net Assets from Contract Transactions	(1,689,988)	(611,713)	(1,098,081)	53,166,078	(72,997)

Total Increase (Decrease) in Net Assets	(1,933,368)	(729,410)	(1,362,778)	49,268,677	(81,287)

Net Assets as of December 31, 2015:	$5,188,905	$2,340,269	$2,588,982	$299,484,731	$716,924

Investment Income:
Reinvested Dividends	269,953	105,982	15,554	3,902,078	3,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	70,463	30,716	32,947	4,400,736	3,225

Net Investment Income (Loss)	199,490	75,266	(17,393)	(498,658)	259
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	720,807	7,402,751	55,870
Realized Gain (Loss) on Investments	(23,177)	40,858	(15,906)	536,594	(18,385)

Net Realized Capital Gains (Losses) on Investments	(23,177)	40,858	704,901	7,939,345	37,485
Net Change in Unrealized Appreciation (Depreciation)	349,367	8,020	(474,026)	9,081,134	(13,652)

Net Gain (Loss) on Investment	326,190	48,878	230,875	17,020,479	23,833
Net Increase (Decrease) in Net Assets Resulting from Operations	525,680	124,144	213,482	16,521,821	24,092

Increase (Decrease) in Net Assets from Contract Transactions	(875,817)	(246,361)	(240,522)	20,954,344	(309,335)

Total Increase (Decrease) in Net Assets	(350,137)	(122,217)	(27,040)	37,476,165	(285,243)

Net Assets as of December 31, 2016:	$4,838,768	$2,218,052	$2,561,942	$336,960,896	$431,681

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity- Income Service Class 2	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$465,848,417	$89,679	$63,824,949	$38,477	$48,200,149

Investment Income:
Reinvested Dividends	3,698,022	2,379	1,517,703	105	13,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,813,795	567	822,940	294	658,958

Net Investment Income (Loss)	(3,115,773)	1,812	694,763	(189)	(645,751)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,396,933	8,016	5,738,759	1,202	1,502,472
Realized Gain (Loss) on Investments	28,058,788	2,773	1,758,791	269	4,964,874

Net Realized Capital Gains (Losses) on Investments	70,455,721	10,789	7,497,550	1,471	6,467,346
Net Change in Unrealized Appreciation (Depreciation)	(72,317,351)	(15,565)	(11,064,161)	1,164	(3,336,430)

Net Gain (Loss) on Investment	(1,861,630)	(4,776)	(3,566,611)	2,635	3,130,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,977,403)	(2,964)	(2,871,848)	2,446	2,485,165

Increase (Decrease) in Net Assets from Contract Transactions	(11,011,946)	(15,968)	(13,029,927)	(366)	(10,067,701)

Total Increase (Decrease) in Net Assets	(15,989,349)	(18,932)	(15,901,775)	2,080	(7,582,536)

Net Assets as of December 31, 2015:	$449,859,068	$70,747	$47,923,174	$40,557	$40,617,613

Investment Income:
Reinvested Dividends	2,864,504	1,312	990,166	8	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,435,763	402	700,072	179	538,848

Net Investment Income (Loss)	(3,571,259)	910	290,094	(171)	(538,848)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,845,813	4,562	3,154,700	3,734	3,746,975
Realized Gain (Loss) on Investments	6,787,899	(1,999)	233,152	8,495	2,821,129

Net Realized Capital Gains (Losses) on Investments	41,633,712	2,563	3,387,852	12,229	6,568,104
Net Change in Unrealized Appreciation (Depreciation)	(11,502,168)	4,722	3,345,510	(13,326)	(6,540,553)

Net Gain (Loss) on Investment	30,131,544	7,285	6,733,362	(1,097)	27,551
Net Increase (Decrease) in Net Assets Resulting from Operations	26,560,285	8,195	7,023,456	(1,268)	(511,297)

Increase (Decrease) in Net Assets from Contract Transactions	(59,650)	(17,873)	(5,716,374)	(19,734)	(5,786,936)

Total Increase (Decrease) in Net Assets	26,500,635	(9,678)	1,307,082	(21,002)	(6,298,233)

Net Assets as of December 31, 2016:	$476,359,703	$61,069	$49,230,256	$19,555	$34,319,380

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$2,517,712	$59,307	$345,744,918	$104,026	$144,232,335

Investment Income:
Reinvested Dividends	63	261	795,832	1,048	1,172,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,764	398	4,861,986	647	2,041,997

Net Investment Income (Loss)	(34,701)	(137)	(4,066,154)	401	(869,587)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	223,392	6,978	41,570,179	73	109,392
Realized Gain (Loss) on Investments	285,402	(1,215)	9,635,575	1,231	14,358,376

Net Realized Capital Gains (Losses) on Investments	508,794	5,763	51,205,754	1,304	14,467,768
Net Change in Unrealized Appreciation (Depreciation)	(374,595)	(6,910)	(55,343,666)	(4,907)	(19,545,421)

Net Gain (Loss) on Investment	134,199	(1,147)	(4,137,912)	(3,603)	(5,077,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,498	(1,284)	(8,204,066)	(3,202)	(5,947,240)

Increase (Decrease) in Net Assets from Contract Transactions	(438,193)	(6,866)	(39,284,949)	(11,330)	(13,693,317)

Total Increase (Decrease) in Net Assets	(338,695)	(8,150)	(47,489,015)	(14,532)	(19,640,557)

Net Assets as of December 31, 2015:	$2,179,017	$51,157	$298,255,903	$89,494	$124,591,778

Investment Income:
Reinvested Dividends	997	250	945,060	2,007	1,111,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,161	321	4,302,516	929	1,751,984

Net Investment Income (Loss)	(28,164)	(71)	(3,357,456)	1,078	(640,596)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,055	3,122	18,184,106	—	—
Realized Gain (Loss) on Investments	161,808	(544)	(1,011,452)	11,600	6,606,582

Net Realized Capital Gains (Losses) on Investments	202,863	2,578	17,172,654	11,600	6,606,582
Net Change in Unrealized Appreciation (Depreciation)	(213,033)	3,151	14,705,971	7,015	2,621,496

Net Gain (Loss) on Investment	(10,170)	5,729	31,878,625	18,615	9,228,078
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,334)	5,658	28,521,169	19,693	8,587,482

Increase (Decrease) in Net Assets from Contract Transactions	(148,002)	(4,535)	(10,550,550)	77,843	(4,948,276)

Total Increase (Decrease) in Net Assets	(186,336)	1,123	17,970,619	97,536	3,639,206

Net Assets as of December 31, 2016:	$1,992,681	$52,280	$316,226,522	$187,030	$128,230,984

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$149,122,631	$125,848,593	$26,638,380	$49,421,163	$9,493,323

Investment Income:
Reinvested Dividends	3,633,219	4,953,955	637,203	1,424,902	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,205,989	1,561,912	330,188	665,142	122,596

Net Investment Income (Loss)	1,427,230	3,392,043	307,015	759,760	(122,596)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	208,623	—	1,405,930	1,455,367	41,886
Realized Gain (Loss) on Investments	602,421	1,722,010	2,296,472	1,035,999	899,456

Net Realized Capital Gains (Losses) on Investments	811,044	1,722,010	3,702,402	2,491,366	941,342
Net Change in Unrealized Appreciation (Depreciation)	(12,006,665)	(13,768,805)	(5,197,619)	(6,180,383)	(520,431)

Net Gain (Loss) on Investment	(11,195,621)	(12,046,795)	(1,495,217)	(3,689,017)	420,911
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,768,391)	(8,654,752)	(1,188,202)	(2,929,257)	298,315

Increase (Decrease) in Net Assets from Contract Transactions	(23,844,442)	(27,721,069)	(7,143,383)	(10,750,447)	(2,377,393)

Total Increase (Decrease) in Net Assets	(33,612,833)	(36,375,821)	(8,331,585)	(13,679,704)	(2,079,078)

Net Assets as of December 31, 2015:	$115,509,798	$89,472,772	$18,306,795	$35,741,459	$7,414,245

Investment Income:
Reinvested Dividends	4,097,691	4,297,727	352,679	642,573	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,818,276	1,231,465	258,830	491,444	99,836

Net Investment Income (Loss)	2,279,415	3,066,262	93,849	151,129	(99,836)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,606,410	—	1,452,874	575,540	616,766
Realized Gain (Loss) on Investments	(1,378,168)	(211,397)	503,479	(298,522)	327,694

Net Realized Capital Gains (Losses) on Investments	2,228,242	(211,397)	1,956,353	277,018	944,460
Net Change in Unrealized Appreciation (Depreciation)	7,041,900	6,973,332	328,700	1,241,231	(827,299)

Net Gain (Loss) on Investment	9,270,142	6,761,935	2,285,053	1,518,249	117,161
Net Increase (Decrease) in Net Assets Resulting from Operations	11,549,557	9,828,197	2,378,902	1,669,378	17,325

Increase (Decrease) in Net Assets from Contract Transactions	(14,959,677)	(15,988,133)	(2,326,995)	(4,756,618)	(888,100)

Total Increase (Decrease) in Net Assets	(3,410,120)	(6,159,936)	51,907	(3,087,240)	(870,775)

Net Assets as of December 31, 2016:	$112,099,678	$83,312,836	$18,358,702	$32,654,219	$6,543,470

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Invesco V.I. Value Opportunities Series II Shares	Janus Aspen - Enterprise Service Shares	Janus Aspen - Global Research Service Shares	Janus Aspen - Perkins Mid Cap Value Service Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$27,970,466	$24,097,729	$41,374,871	$3,689,741	$59,862,477

Investment Income:
Reinvested Dividends	495,129	162,842	180,980	31,154	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342,472	325,794	531,364	45,328	799,408

Net Investment Income (Loss)	152,657	(162,952)	(350,384)	(14,174)	(799,408)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,626,918	2,365,036	—	296,531	1,694,842
Realized Gain (Loss) on Investments	3,254,944	2,507,120	4,074,938	128,483	256,358

Net Realized Capital Gains (Losses) on Investments	4,881,862	4,872,156	4,074,938	425,014	1,951,200
Net Change in Unrealized Appreciation (Depreciation)	(7,722,638)	(4,025,974)	(4,561,140)	(571,455)	(2,374,538)

Net Gain (Loss) on Investment	(2,840,776)	846,182	(486,202)	(146,441)	(423,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,688,119)	683,230	(836,586)	(160,615)	(1,222,746)

Increase (Decrease) in Net Assets from Contract Transactions	(6,715,952)	(5,016,733)	(10,640,874)	(794,088)	(13,606,076)

Total Increase (Decrease) in Net Assets	(9,404,071)	(4,333,503)	(11,477,460)	(954,703)	(14,828,822)

Net Assets as of December 31, 2015:	$18,566,395	$19,764,226	$29,897,411	$2,735,038	$45,033,655

Investment Income:
Reinvested Dividends	13,225	139,288	255,751	24,773	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255,672	288,240	398,630	39,767	611,267

Net Investment Income (Loss)	(242,447)	(148,952)	(142,879)	(14,994)	(611,267)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,198,723	1,493,333	—	371,882	1,985,386
Realized Gain (Loss) on Investments	729,529	1,036,543	1,369,861	9,687	(743,625)

Net Realized Capital Gains (Losses) on Investments	5,928,252	2,529,876	1,369,861	381,569	1,241,761
Net Change in Unrealized Appreciation (Depreciation)	(3,090,789)	(446,215)	(1,247,346)	70,741	2,020,238

Net Gain (Loss) on Investment	2,837,463	2,083,661	122,515	452,310	3,261,999
Net Increase (Decrease) in Net Assets Resulting from Operations	2,595,016	1,934,709	(20,364)	437,316	2,650,732

Increase (Decrease) in Net Assets from Contract Transactions	(2,829,104)	(1,947,353)	(4,072,103)	(200,047)	(6,348,826)

Total Increase (Decrease) in Net Assets	(234,088)	(12,644)	(4,092,467)	237,269	(3,698,094)

Net Assets as of December 31, 2016:	$18,332,307	$19,751,582	$25,804,944	$2,972,307	$41,335,561

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	State Street Total Return V.I.S. Class 3 Shares	TA AB Dynamic Allocation Initial Class	TA AB Dynamic Allocation Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$73,196,447	$—	$59,012,874	$29,143,207	$339,267,725

Investment Income:
Reinvested Dividends	1,409,107	—	875,526	330,895	3,693,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	922,857	—	976,790	392,257	4,925,850

Net Investment Income (Loss)	486,250	—	(101,264)	(61,362)	(1,232,284)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,229,277	—	1,794,079	—	—
Realized Gain (Loss) on Investments	4,602,814	—	945,126	1,707,173	5,786,865

Net Realized Capital Gains (Losses) on Investments	6,832,091	—	2,739,205	1,707,173	5,786,865
Net Change in Unrealized Appreciation (Depreciation)	(8,369,029)	—	(4,395,417)	(2,021,086)	(11,155,923)

Net Gain (Loss) on Investment	(1,536,938)	—	(1,656,212)	(313,913)	(5,369,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,050,688)	—	(1,757,476)	(375,275)	(6,601,342)

Increase (Decrease) in Net Assets from Contract Transactions	(16,903,770)	—	(2,178,035)	(5,320,364)	13,574,872

Total Increase (Decrease) in Net Assets	(17,954,458)	—	(3,935,511)	(5,695,639)	6,973,530

Net Assets as of December 31, 2015:	$55,241,989	$—	$55,077,363	$23,447,568	$346,241,255

Investment Income:
Reinvested Dividends	1,415,825	164	871,307	328,523	4,342,754
Investment Expense:
Mortality and Expense Risk and Administrative Charges	780,587	42	902,389	329,186	4,826,497

Net Investment Income (Loss)	635,238	122	(31,082)	(663)	(483,743)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,747,849	—	1,010,082	—	—
Realized Gain (Loss) on Investments	1,709,584	(50)	500,432	640,386	4,633,225

Net Realized Capital Gains (Losses) on Investments	3,457,433	(50)	1,510,514	640,386	4,633,225
Net Change in Unrealized Appreciation (Depreciation)	(369,178)	(792)	830,845	(464,247)	(2,067,014)

Net Gain (Loss) on Investment	3,088,255	(842)	2,341,359	176,139	2,566,211
Net Increase (Decrease) in Net Assets Resulting from Operations	3,723,493	(720)	2,310,277	175,476	2,082,468

Increase (Decrease) in Net Assets from Contract Transactions	(7,033,319)	19,494	(3,255,351)	(2,127,500)	(8,425,055)

Total Increase (Decrease) in Net Assets	(3,309,826)	18,774	(945,074)	(1,952,024)	(6,342,587)

Net Assets as of December 31, 2016:	$51,932,163	$18,774	$54,132,289	$21,495,544	$339,898,668

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon Government Money Market Initial Class	TA Aegon Government Money Market Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$115,039,216	$345,246,865	$102,904,592	$132,109,914	$87,871,181

Investment Income:
Reinvested Dividends	5,787	17,859	5,552,200	8,987,761	1,640,727
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,672,642	4,906,835	1,391,082	2,218,029	1,145,841

Net Investment Income (Loss)	(1,666,855)	(4,888,976)	4,161,118	6,769,732	494,886
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	382,505
Realized Gain (Loss) on Investments	—	(1)	1,308,863	(1,908,312)	(2,141,421)

Net Realized Capital Gains (Losses) on Investments	—	(1)	1,308,863	(1,908,312)	(1,758,916)
Net Change in Unrealized Appreciation (Depreciation)	—	1	(10,115,169)	(13,769,324)	293,375

Net Gain (Loss) on Investment	—	—	(8,806,306)	(15,677,636)	(1,465,541)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,666,855)	(4,888,976)	(4,645,188)	(8,907,904)	(970,655)

Increase (Decrease) in Net Assets from Contract Transactions	4,688,536	43,406,646	(18,719,946)	13,821,563	(15,786,691)

Total Increase (Decrease) in Net Assets	3,021,681	38,517,670	(23,365,134)	4,913,659	(16,757,346)

Net Assets as of December 31, 2015:	$118,060,897	$383,764,535	$79,539,458	$137,023,573	$71,113,835

Investment Income:
Reinvested Dividends	6,614	19,966	4,964,898	9,026,847	514,498
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,740,504	5,415,665	1,198,512	2,196,070	1,159,428

Net Investment Income (Loss)	(1,733,890)	(5,395,699)	3,766,386	6,830,777	(644,930)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	(420,462)	(3,922,638)	(1,190,529)

Net Realized Capital Gains (Losses) on Investments	—	—	(420,462)	(3,922,638)	(1,190,529)
Net Change in Unrealized Appreciation (Depreciation)	—	—	7,191,741	16,022,419	865,081

Net Gain (Loss) on Investment	—	—	6,771,279	12,099,781	(325,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,733,890)	(5,395,699)	10,537,665	18,930,558	(970,378)

Increase (Decrease) in Net Assets from Contract Transactions	(6,953,071)	5,590,348	(4,677,617)	(366,673)	3,419,313

Total Increase (Decrease) in Net Assets	(8,686,961)	194,649	5,860,048	18,563,885	2,448,935

Net Assets as of December 31, 2016:	$109,373,936	$383,959,184	$85,399,506	$155,587,458	$73,562,770

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Service Class	TA Asset Allocation - Growth Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$211,171,453	$—	$239,339,037	$1,091,927,020	$361,493,975

Investment Income:
Reinvested Dividends	3,472,704	—	4,594,846	21,351,803	4,956,244
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,463,714	458,757	3,190,965	15,201,451	4,712,292

Net Investment Income (Loss)	8,990	(458,757)	1,403,881	6,150,352	243,952
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	928,571	—	8,160,003	42,839,235	—
Realized Gain (Loss) on Investments	(3,580,596)	(57,129)	4,886,778	11,790,763	28,886,904

Net Realized Capital Gains (Losses) on Investments	(2,652,025)	(57,129)	13,046,781	54,629,998	28,886,904
Net Change in Unrealized Appreciation (Depreciation)	(2,468,059)	(986,156)	(20,730,926)	(98,097,936)	(36,260,278)

Net Gain (Loss) on Investment	(5,120,084)	(1,043,285)	(7,684,145)	(43,467,938)	(7,373,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,111,094)	(1,502,042)	(6,280,264)	(37,317,586)	(7,129,422)

Increase (Decrease) in Net Assets from Contract Transactions	143,804,229	121,357,288	(43,308,579)	(15,391,424)	(81,321,524)

Total Increase (Decrease) in Net Assets	138,693,135	119,855,246	(49,588,843)	(52,709,010)	(88,450,946)

Net Assets as of December 31, 2015:	$349,864,588	$119,855,246	$189,750,194	$1,039,218,010	$273,043,029

Investment Income:
Reinvested Dividends	1,918,535	1,398,218	3,824,970	18,785,162	5,643,952
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,220,947	2,949,953	2,789,492	14,446,620	3,807,339

Net Investment Income (Loss)	(4,302,412)	(1,551,735)	1,035,478	4,338,542	1,836,613
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	4,172,201	23,463,654	—
Realized Gain (Loss) on Investments	389,755	3,230	(645,513)	(2,920,930)	10,367,544

Net Realized Capital Gains (Losses) on Investments	389,755	3,230	3,526,688	20,542,724	10,367,544
Net Change in Unrealized Appreciation (Depreciation)	162,748	14,321,273	1,201,733	4,855,411	(1,185,117)

Net Gain (Loss) on Investment	552,503	14,324,503	4,728,421	25,398,135	9,182,427
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,749,909)	12,772,768	5,763,899	29,736,677	11,019,040

Increase (Decrease) in Net Assets from Contract Transactions	38,422,328	229,949,565	(18,632,199)	(47,297,042)	(29,570,883)

Total Increase (Decrease) in Net Assets	34,672,419	242,722,333	(12,868,300)	(17,560,365)	(18,551,843)

Net Assets as of December 31, 2016:	$384,537,007	$362,577,579	$176,881,894	$1,021,657,645	$254,491,186

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$203,683,787	$558,320,285	$5,316,426,982	$658,335,948	$3,454,997,510

Investment Income:
Reinvested Dividends	2,986,874	9,409,831	97,853,622	12,062,611	67,908,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,033,060	7,233,701	72,227,359	8,608,076	50,560,848

Net Investment Income (Loss)	(46,186)	2,176,130	25,626,263	3,454,535	17,347,190
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	15,913,077	185,685,562	9,000,628	57,223,768
Realized Gain (Loss) on Investments	7,578,194	26,749,798	52,855,461	33,089,626	73,236,586

Net Realized Capital Gains (Losses) on Investments	7,578,194	42,662,875	238,541,023	42,090,254	130,460,354
Net Change in Unrealized Appreciation (Depreciation)	(15,218,624)	(59,032,066)	(464,964,052)	(61,416,275)	(281,657,622)

Net Gain (Loss) on Investment	(7,640,430)	(16,369,191)	(226,423,029)	(19,326,021)	(151,197,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,686,616)	(14,193,061)	(200,796,766)	(15,871,486)	(133,850,078)

Increase (Decrease) in Net Assets from Contract Transactions	1,160,284	(125,413,007)	(82,221,301)	(142,493,677)	(48,501,523)

Total Increase (Decrease) in Net Assets	(6,526,332)	(139,606,068)	(283,018,067)	(158,365,163)	(182,351,601)

Net Assets as of December 31, 2015:	$197,157,455	$418,714,217	$5,033,408,915	$499,970,785	$3,272,645,909

Investment Income:
Reinvested Dividends	3,494,762	8,882,508	96,247,253	9,746,867	56,957,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,597,904	5,964,442	66,093,891	7,117,512	46,501,257

Net Investment Income (Loss)	896,858	2,918,066	30,153,362	2,629,355	10,456,710
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,122,008	124,897,398	26,214,499	176,561,797
Realized Gain (Loss) on Investments	5,398,467	6,571,800	15,643,392	9,183,006	33,846,317

Net Realized Capital Gains (Losses) on Investments	5,398,467	16,693,808	140,540,790	35,397,505	210,408,114
Net Change in Unrealized Appreciation (Depreciation)	306,619	(3,909,028)	13,812,981	(15,175,708)	(73,965,923)

Net Gain (Loss) on Investment	5,705,086	12,784,780	154,353,771	20,221,797	136,442,191
Net Increase (Decrease) in Net Assets Resulting from Operations	6,601,944	15,702,846	184,507,133	22,851,152	146,898,901

Increase (Decrease) in Net Assets from Contract Transactions	(19,093,951)	(31,114,607)	(333,357,122)	(45,330,832)	(170,423,955)

Total Increase (Decrease) in Net Assets	(12,492,007)	(15,411,761)	(148,849,989)	(22,479,680)	(23,525,054)

Net Assets as of December 31, 2016:	$184,665,448	$403,302,456	$4,884,558,926	$477,491,105	$3,249,120,855

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Equity Smart Beta 100 Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net Assets as of December 31, 2014:	$461,315,863	$153,661,743	$—	$1,227,043,635

Investment Income:
Reinvested Dividends	7,229,224	2,538,416	—	20,124,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,813,525	2,218,421	—	17,130,052

Net Investment Income (Loss)	1,415,699	319,995	—	2,994,300
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	103,477,350
Realized Gain (Loss) on Investments	37,598,433	7,272,555	—	14,152,071

Net Realized Capital Gains (Losses) on Investments	37,598,433	7,272,555	—	117,629,421
Net Change in Unrealized Appreciation (Depreciation)	(58,547,745)	(15,960,503)	—	(150,689,022)

Net Gain (Loss) on Investment	(20,949,312)	(8,687,948)	—	(33,059,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,533,613)	(8,367,953)	—	(30,065,301)

Increase (Decrease) in Net Assets from Contract Transactions	(91,972,454)	(269,934)	—	(18,801,909)

Total Increase (Decrease) in Net Assets	(111,506,067)	(8,637,887)	—	(48,867,210)

Net Assets as of December 31, 2015:	$349,809,796	$145,023,856	$—	$1,178,176,425

Investment Income:
Reinvested Dividends	7,455,376	2,939,251	—	4,606,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,024,268	2,180,690	59,366	17,009,729

Net Investment Income (Loss)	2,431,108	758,561	(59,366)	(12,402,921)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	7,136,776
Realized Gain (Loss) on Investments	16,331,527	4,909,031	(12,833)	(4,943,716)

Net Realized Capital Gains (Losses) on Investments	16,331,527	4,909,031	(12,833)	2,193,060
Net Change in Unrealized Appreciation (Depreciation)	24,445,825	12,677,327	92,851	48,221,462

Net Gain (Loss) on Investment	40,777,352	17,586,358	80,018	50,414,522
Net Increase (Decrease) in Net Assets Resulting from Operations	43,208,460	18,344,919	20,652	38,011,601

Increase (Decrease) in Net Assets from Contract Transactions	(29,019,235)	5,005,046	23,102,327	51,869,511

Total Increase (Decrease) in Net Assets	14,189,225	23,349,965	23,122,979	89,881,112

Net Assets as of December 31, 2016:	$363,999,021	$168,373,821	$23,122,979	$1,268,057,537

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Smart Beta 50 Service Class	TA BlackRock Smart Beta 75 Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of December 31, 2014:	$9,560,920	$10,712,850	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,017,426	1,224,736	—	—

Net Investment Income (Loss)	(1,017,426)	(1,224,736)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(230,711)	(165,659)	—	—

Net Realized Capital Gains (Losses) on Investments	(230,711)	(165,659)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,890,788)	(9,055,506)	—	—

Net Gain (Loss) on Investment	(6,121,499)	(9,221,165)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,138,925)	(10,445,901)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	125,776,300	150,383,397	—	—

Total Increase (Decrease) in Net Assets	118,637,375	139,937,496	—	—

Net Assets as of December 31, 2015:	$128,198,295	$150,650,346	$—	$—

Investment Income:
Reinvested Dividends	2,971,545	3,417,364	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,995,164	2,237,482	209,021	43,691

Net Investment Income (Loss)	976,381	1,179,882	(209,021)	(43,691)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,905,149	9,574,729	—	—
Realized Gain (Loss) on Investments	(2,766,262)	(3,284,911)	30,186	15,965

Net Realized Capital Gains (Losses) on Investments	7,138,887	6,289,818	30,186	15,965
Net Change in Unrealized Appreciation (Depreciation)	(9,013,055)	(9,554,872)	(107,122)	69,548

Net Gain (Loss) on Investment	(1,874,168)	(3,265,054)	(76,936)	85,513
Net Increase (Decrease) in Net Assets Resulting from Operations	(897,787)	(2,085,172)	(285,957)	41,822

Increase (Decrease) in Net Assets from Contract Transactions	34,838,452	19,846,947	42,260,756	11,464,594

Total Increase (Decrease) in Net Assets	33,940,665	17,761,775	41,974,799	11,506,416

Net Assets as of December 31, 2016:	$162,138,960	$168,412,121	$41,974,799	$11,506,416

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA BlackRock Tactical Allocation Service Class	TA Clarion Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$1,394,587,714	$61,698,855	$92,625,420	$79,791	$560,090,151

Investment Income:
Reinvested Dividends	24,822,499	2,377,646	3,845,688	1,600	10,741,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,234,861	834,135	1,385,199	367	8,837,503

Net Investment Income (Loss)	4,587,638	1,543,511	2,460,489	1,233	1,904,347
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454,904	—	—	—	—
Realized Gain (Loss) on Investments	16,629,358	3,012,971	2,199,070	68	8,676,357

Net Realized Capital Gains (Losses) on Investments	87,084,262	3,012,971	2,199,070	68	8,676,357
Net Change in Unrealized Appreciation (Depreciation)	(113,949,656)	(5,696,062)	(7,130,408)	(2,994)	(33,452,459)

Net Gain (Loss) on Investment	(26,865,394)	(2,683,091)	(4,931,338)	(2,926)	(24,776,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,277,756)	(1,139,580)	(2,470,849)	(1,693)	(22,871,755)

Increase (Decrease) in Net Assets from Contract Transactions	30,165,405	(10,531,067)	(692,535)	18	58,234,693

Total Increase (Decrease) in Net Assets	7,887,649	(11,670,647)	(3,163,384)	(1,675)	35,362,938

Net Assets as of December 31, 2015:	$1,402,475,363	$50,028,208	$89,462,036	$78,116	$595,453,089

Investment Income:
Reinvested Dividends	32,932,340	846,761	1,245,132	1,679	10,463,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,963,698	700,110	1,276,356	349	8,201,821

Net Investment Income (Loss)	12,968,642	146,651	(31,224)	1,330	2,261,566
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,921,849	—	—	—	—
Realized Gain (Loss) on Investments	5,164,483	1,299,128	1,175,789	34	3,144,149

Net Realized Capital Gains (Losses) on Investments	53,086,332	1,299,128	1,175,789	34	3,144,149
Net Change in Unrealized Appreciation (Depreciation)	(17,726,377)	(1,903,615)	(2,257,078)	(739)	(8,217,658)

Net Gain (Loss) on Investment	35,359,955	(604,487)	(1,081,289)	(705)	(5,073,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,328,597	(457,836)	(1,112,513)	625	(2,811,943)

Increase (Decrease) in Net Assets from Contract Transactions	(6,592,984)	(5,034,211)	(4,037,900)	1,381	(41,526,221)

Total Increase (Decrease) in Net Assets	41,735,613	(5,492,047)	(5,150,413)	2,006	(44,338,164)

Net Assets as of December 31, 2016:	$1,444,210,976	$44,536,161	$84,311,623	$80,122	$551,114,925

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$351,230,964	$99,193,842	$69,299,132	$218,374,436	$67,454,449

Investment Income:
Reinvested Dividends	3,908,812	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,632,710	1,231,936	1,036,410	2,959,287	1,186,731

Net Investment Income (Loss)	(2,723,898)	(1,231,936)	(1,036,410)	(2,959,287)	(1,186,731)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,945,213	11,794,971	11,270,467	14,924,169	6,715,916
Realized Gain (Loss) on Investments	5,623,981	6,232,778	546,636	18,944,936	2,443,911

Net Realized Capital Gains (Losses) on Investments	17,569,194	18,027,749	11,817,103	33,869,105	9,159,827
Net Change in Unrealized Appreciation (Depreciation)	(22,374,696)	(21,505,251)	(15,873,878)	(10,851,481)	(1,560,670)

Net Gain (Loss) on Investment	(4,805,502)	(3,477,502)	(4,056,775)	23,017,624	7,599,157
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,529,400)	(4,709,438)	(5,093,185)	20,058,337	6,412,426

Increase (Decrease) in Net Assets from Contract Transactions	218,707,249	(25,359,931)	3,953,617	(46,205,552)	22,814,125

Total Increase (Decrease) in Net Assets	211,177,849	(30,069,369)	(1,139,568)	(26,147,215)	29,226,551

Net Assets as of December 31, 2015:	$562,408,813	$69,124,473	$68,159,564	$192,227,221	$96,681,000

Investment Income:
Reinvested Dividends	6,859,000	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,769,636	886,818	884,029	2,475,472	1,288,467

Net Investment Income (Loss)	(1,910,636)	(886,818)	(884,029)	(2,475,472)	(1,288,467)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,696,795	5,689,511	5,997,840	30,242,323	16,495,741
Realized Gain (Loss) on Investments	8,381,278	(960,178)	(4,559,216)	6,003,051	533,825

Net Realized Capital Gains (Losses) on Investments	14,078,073	4,729,333	1,438,624	36,245,374	17,029,566
Net Change in Unrealized Appreciation (Depreciation)	7,012,769	(6,480,033)	(3,241,525)	(40,251,968)	(19,026,960)

Net Gain (Loss) on Investment	21,090,842	(1,750,700)	(1,802,901)	(4,006,594)	(1,997,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,180,206	(2,637,518)	(2,686,930)	(6,482,066)	(3,285,861)

Increase (Decrease) in Net Assets from Contract Transactions	106,359,221	(6,258,652)	(2,150,732)	(20,189,643)	(4,969,002)

Total Increase (Decrease) in Net Assets	125,539,427	(8,896,170)	(4,837,662)	(26,671,709)	(8,254,863)

Net Assets as of December 31, 2016:	$687,948,240	$60,228,303	$63,321,902	$165,555,512	$88,426,137

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$139,476,584	$117,249,774	$36,235,761	$151,741,957

Investment Income:
Reinvested Dividends	2,895,415	1,022,961	333,275	1,207,345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,215,741	1,584,921	571,680	2,407,416

Net Investment Income (Loss)	679,674	(561,960)	(238,405)	(1,200,071)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	7,581,613	2,961,755	10,820,181
Realized Gain (Loss) on Investments	107,777	11,453,420	894,360	7,400,370

Net Realized Capital Gains (Losses) on Investments	107,777	19,035,033	3,856,115	18,220,551
Net Change in Unrealized Appreciation (Depreciation)	(2,678,494)	(19,852,431)	(4,555,306)	(24,789,737)

Net Gain (Loss) on Investment	(2,570,717)	(817,398)	(699,191)	(6,569,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,891,043)	(1,379,358)	(937,596)	(7,769,257)

Increase (Decrease) in Net Assets from Contract Transactions	36,316,443	(14,584,831)	4,416,154	13,184,089

Total Increase (Decrease) in Net Assets	34,425,400	(15,964,189)	3,478,558	5,414,832

Net Assets as of December 31, 2015:	$173,901,984	$101,285,585	$39,714,319	$157,156,789

Investment Income:
Reinvested Dividends	4,016,554	410,103	78,214	3,377,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,855,817	1,449,464	611,090	2,502,761

Net Investment Income (Loss)	1,160,737	(1,039,361)	(532,876)	874,432
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,241,555	982,439	28,246,982
Realized Gain (Loss) on Investments	319,871	4,525,574	120,864	1,317,823

Net Realized Capital Gains (Losses) on Investments	319,871	6,767,129	1,103,303	29,564,805
Net Change in Unrealized Appreciation (Depreciation)	(1,333,081)	3,708,951	3,374,395	(10,255,191)

Net Gain (Loss) on Investment	(1,013,210)	10,476,080	4,477,698	19,309,614
Net Increase (Decrease) in Net Assets Resulting from Operations	147,527	9,436,719	3,944,822	20,184,046

Increase (Decrease) in Net Assets from Contract Transactions	51,354,701	(4,108,109)	8,307,114	21,306,372

Total Increase (Decrease) in Net Assets	51,502,228	5,328,610	12,251,936	41,490,418

Net Assets as of December 31, 2016:	$225,404,212	$106,614,195	$51,966,255	$198,647,207

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Madison Balanced Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$825,197,475	$738,870,798	$297,102,967	$94,800,820

Investment Income:
Reinvested Dividends	11,211,154	8,701,510	3,076,373	1,782,986
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,873,561	12,631,655	6,141,470	1,294,954

Net Investment Income (Loss)	(1,662,407)	(3,930,145)	(3,065,097)	488,032
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	6,486,117
Realized Gain (Loss) on Investments	5,721,994	6,297,322	4,342,812	344,533

Net Realized Capital Gains (Losses) on Investments	5,721,994	6,297,322	4,342,812	6,830,650
Net Change in Unrealized Appreciation (Depreciation)	(23,551,564)	(40,236,273)	(24,690,023)	(9,381,701)

Net Gain (Loss) on Investment	(17,829,570)	(33,938,951)	(20,347,211)	(2,551,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,491,977)	(37,869,096)	(23,412,308)	(2,063,019)

Increase (Decrease) in Net Assets from Contract Transactions	291,369,258	424,799,604	254,917,490	5,863,990

Total Increase (Decrease) in Net Assets	271,877,281	386,930,508	231,505,182	3,800,971

Net Assets as of December 31, 2015:	$1,097,074,756	$1,125,801,306	$528,608,149	$98,601,791

Investment Income:
Reinvested Dividends	13,684,866	13,072,935	5,528,319	1,889,811
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,208,773	15,615,654	7,304,109	1,362,509

Net Investment Income (Loss)	(1,523,907)	(2,542,719)	(1,775,790)	527,302
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	25,657,065	10,154,887	2,282,273
Realized Gain (Loss) on Investments	9,038,809	7,622,987	4,367,250	(197,050)

Net Realized Capital Gains (Losses) on Investments	9,038,809	33,280,052	14,522,137	2,085,223
Net Change in Unrealized Appreciation (Depreciation)	24,826,380	(54,146,056)	(25,051,336)	1,361,517

Net Gain (Loss) on Investment	33,865,189	(20,866,004)	(10,529,199)	3,446,740
Net Increase (Decrease) in Net Assets Resulting from Operations	32,341,282	(23,408,723)	(12,304,989)	3,974,042

Increase (Decrease) in Net Assets from Contract Transactions	124,472,451	72,024,169	(2,419,076)	2,436,708

Total Increase (Decrease) in Net Assets	156,813,733	48,615,446	(14,724,065)	6,410,750

Net Assets as of December 31, 2016:	$1,253,888,489	$1,174,416,752	$513,884,084	$105,012,541

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Madison Conservative Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount
Net Assets as of December 31, 2014:	$74,746,336	$105,588,057	$4,522,734,970	$674,485,127	$2,857,654,356

Investment Income:
Reinvested Dividends	1,287,137	1,109,464	67,420,882	11,000,626	42,541,783
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034,341	1,445,518	68,014,311	9,527,478	39,352,101

Net Investment Income (Loss)	252,796	(336,054)	(593,429)	1,473,148	3,189,682
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,245,703	2,024,035	212,281,563	32,162,091	248,375,813
Realized Gain (Loss) on Investments	99,639	778,401	20,434,582	3,606,482	16,481,858

Net Realized Capital Gains (Losses) on Investments	3,345,342	2,802,436	232,716,145	35,768,573	264,857,671
Net Change in Unrealized Appreciation (Depreciation)	(5,193,961)	(3,767,223)	(406,937,442)	(52,355,524)	(412,358,295)

Net Gain (Loss) on Investment	(1,848,619)	(964,787)	(174,221,297)	(16,586,951)	(147,500,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,595,823)	(1,300,841)	(174,814,726)	(15,113,803)	(144,310,942)

Increase (Decrease) in Net Assets from Contract Transactions	961,996	5,471,192	1,146,022,054	74,705,661	115,526,343

Total Increase (Decrease) in Net Assets	(633,827)	4,170,351	971,207,328	59,591,858	(28,784,599)

Net Assets as of December 31, 2015:	$74,112,509	$109,758,408	$5,493,942,298	$734,076,985	$2,828,869,757

Investment Income:
Reinvested Dividends	1,541,347	1,498,483	92,495,544	12,583,206	44,426,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,026,659	1,515,608	71,370,880	10,122,887	36,719,505

Net Investment Income (Loss)	514,688	(17,125)	21,124,664	2,460,319	7,706,756
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	561,806	733,575	45,389,462	7,042,590	—
Realized Gain (Loss) on Investments	(224,877)	1,058,643	892,376	(554,939)	(33,716,208)

Net Realized Capital Gains (Losses) on Investments	336,929	1,792,218	46,281,838	6,487,651	(33,716,208)
Net Change in Unrealized Appreciation (Depreciation)	1,149,175	4,191,893	70,095,663	11,605,547	113,828,987

Net Gain (Loss) on Investment	1,486,104	5,984,111	116,377,501	18,093,198	80,112,779
Net Increase (Decrease) in Net Assets Resulting from Operations	2,000,792	5,966,986	137,502,165	20,553,517	87,819,535

Increase (Decrease) in Net Assets from Contract Transactions	(3,096,205)	242,108	41,731,343	22,372,978	(217,014,991)

Total Increase (Decrease) in Net Assets	(1,095,413)	6,209,094	179,233,508	42,926,495	(129,195,456)

Net Assets as of December 31, 2016:	$73,017,096	$115,967,502	$5,673,175,806	$777,003,480	$2,699,674,301

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Market Participation Strategy Service Class	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$418,144,147	$79,559,722	$62,827,783	$118,184,347	$34,839,910

Investment Income:
Reinvested Dividends	—	1,222,548	1,180,061	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,171,551	1,148,166	1,103,114	1,633,471	660,849

Net Investment Income (Loss)	(6,171,551)	74,382	76,947	(1,633,471)	(660,849)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,303,256	—	—	8,514,582	3,934,405
Realized Gain (Loss) on Investments	3,716,754	4,471,311	1,332,986	11,546,982	2,573,808

Net Realized Capital Gains (Losses) on Investments	20,020,010	4,471,311	1,332,986	20,061,564	6,508,213
Net Change in Unrealized Appreciation (Depreciation)	(34,973,956)	(4,947,339)	(4,072,034)	(7,131,057)	(2,285,365)

Net Gain (Loss) on Investment	(14,953,946)	(476,028)	(2,739,048)	12,930,507	4,222,848
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,125,497)	(401,646)	(2,662,101)	11,297,036	3,561,999

Increase (Decrease) in Net Assets from Contract Transactions	55,748,721	(8,033,630)	22,532,029	(25,213,565)	14,933,229

Total Increase (Decrease) in Net Assets	34,623,224	(8,435,276)	19,869,928	(13,916,529)	18,495,228

Net Assets as of December 31, 2015:	$452,767,371	$71,124,446	$82,697,711	$104,267,818	$53,335,138

Investment Income:
Reinvested Dividends	714,062	991,276	1,090,723	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,254,015	951,438	1,145,639	1,422,288	768,600

Net Investment Income (Loss)	(5,539,953)	39,838	(54,916)	(1,422,288)	(768,600)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,490,035	496,051	635,990	14,344,336	8,256,630
Realized Gain (Loss) on Investments	3,380,884	1,343,577	(425,275)	3,794,332	(15,455)

Net Realized Capital Gains (Losses) on Investments	9,870,919	1,839,628	210,715	18,138,668	8,241,175
Net Change in Unrealized Appreciation (Depreciation)	7,934,888	(3,029,157)	(1,543,402)	(20,711,980)	(9,585,791)

Net Gain (Loss) on Investment	17,805,807	(1,189,529)	(1,332,687)	(2,573,312)	(1,344,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,265,854	(1,149,691)	(1,387,603)	(3,995,600)	(2,113,216)

Increase (Decrease) in Net Assets from Contract Transactions	(12,021,923)	(4,680,935)	3,112,737	(7,356,972)	1,973,884

Total Increase (Decrease) in Net Assets	243,931	(5,830,626)	1,725,134	(11,352,572)	(139,332)

Net Assets as of December 31, 2016:	$453,011,302	$65,293,820	$84,422,845	$92,915,246	$53,195,806

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$73,575,633	$270,653,285	$1,029,166	$533,120,857	$132,338,428

Investment Income:
Reinvested Dividends	991,087	3,447,148	5,360	—	580,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,061,733	4,250,262	16,036	7,801,053	2,646,211

Net Investment Income (Loss)	(70,646)	(803,114)	(10,676)	(7,801,053)	(2,066,107)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,464,198	14,001,712	12,101	19,506,100	4,642,670
Realized Gain (Loss) on Investments	1,720,238	5,134,757	(2,785)	3,255,106	1,643,727

Net Realized Capital Gains (Losses) on Investments	5,184,436	19,136,469	9,316	22,761,206	6,286,397
Net Change in Unrealized Appreciation (Depreciation)	(5,974,237)	(22,892,603)	(115,489)	(38,287,536)	(12,212,113)

Net Gain (Loss) on Investment	(789,801)	(3,756,134)	(106,173)	(15,526,330)	(5,925,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	(860,447)	(4,559,248)	(116,849)	(23,327,383)	(7,991,823)

Increase (Decrease) in Net Assets from Contract Transactions	(1,157,100)	81,313,819	848,459	62,143,501	99,012,760

Total Increase (Decrease) in Net Assets	(2,017,547)	76,754,571	731,610	38,816,118	91,020,937

Net Assets as of December 31, 2015:	$71,558,086	$347,407,856	$1,760,776	$571,936,975	$223,359,365

Investment Income:
Reinvested Dividends	726,357	5,228,016	41,999	1,686,498	987,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,080,640	7,651,445	18,026	7,972,300	3,282,792

Net Investment Income (Loss)	(354,283)	(2,423,429)	23,973	(6,285,802)	(2,295,745)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,459,419	20,339,320	—	—	—
Realized Gain (Loss) on Investments	428,893	1,620,349	(25,612)	2,371,624	1,374,624

Net Realized Capital Gains (Losses) on Investments	2,888,312	21,959,669	(25,612)	2,371,624	1,374,624
Net Change in Unrealized Appreciation (Depreciation)	2,050,774	16,043,324	17,856	26,187,946	8,847,951

Net Gain (Loss) on Investment	4,939,086	38,002,993	(7,756)	28,559,570	10,222,575
Net Increase (Decrease) in Net Assets Resulting from Operations	4,584,803	35,579,564	16,217	22,273,768	7,926,830

Increase (Decrease) in Net Assets from Contract Transactions	2,885,034	521,856,234	(175,886)	15,940,910	42,096,016

Total Increase (Decrease) in Net Assets	7,469,837	557,435,798	(159,669)	38,214,678	50,022,846

Net Assets as of December 31, 2016:	$79,027,923	$904,843,654	$1,601,107	$610,151,653	$273,382,211

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$171,846,465	$245,905,910	$859,856,281	$182,242,932

Investment Income:
Reinvested Dividends	—	5,338,577	21,682,640	2,253,316
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,487,693	3,147,140	11,911,408	2,604,572

Net Investment Income (Loss)	(3,487,693)	2,191,437	9,771,232	(351,256)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,264,639	5,061,690	22,623,475	—
Realized Gain (Loss) on Investments	1,320,701	(154,838)	(4,050,122)	(2,181,206)

Net Realized Capital Gains (Losses) on Investments	7,585,340	4,906,852	18,573,353	(2,181,206)
Net Change in Unrealized Appreciation (Depreciation)	(18,145,091)	(8,290,619)	(35,736,097)	(5,298,527)

Net Gain (Loss) on Investment	(10,559,751)	(3,383,767)	(17,162,744)	(7,479,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,047,444)	(1,192,330)	(7,391,512)	(7,830,989)

Increase (Decrease) in Net Assets from Contract Transactions	130,805,006	(51,771,662)	(18,888,316)	3,845,211

Total Increase (Decrease) in Net Assets	116,757,562	(52,963,992)	(26,279,828)	(3,985,778)

Net Assets as of December 31, 2015:	$288,604,027	$192,941,918	$833,576,453	$178,257,154

Investment Income:
Reinvested Dividends	—	4,477,719	18,743,258	1,041,227
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,360,063	2,792,877	11,780,932	2,508,809

Net Investment Income (Loss)	(4,360,063)	1,684,842	6,962,326	(1,467,582)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	148,397	691,966	—
Realized Gain (Loss) on Investments	984,394	(1,377,576)	(6,181,135)	(3,163,036)

Net Realized Capital Gains (Losses) on Investments	984,394	(1,229,179)	(5,489,169)	(3,163,036)
Net Change in Unrealized Appreciation (Depreciation)	14,188,586	1,836,492	7,649,836	8,321,693

Net Gain (Loss) on Investment	15,172,980	607,313	2,160,667	5,158,657
Net Increase (Decrease) in Net Assets Resulting from Operations	10,812,917	2,292,155	9,122,993	3,691,075

Increase (Decrease) in Net Assets from Contract Transactions	34,827,035	(13,914,903)	(15,794,282)	(6,600,744)

Total Increase (Decrease) in Net Assets	45,639,952	(11,622,748)	(6,671,289)	(2,909,669)

Net Assets as of December 31, 2016:	$334,243,979	$181,319,170	$826,905,164	$175,347,485

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$18,066,570	$413,140,719	$1,586,689,643	$650,876,591

Investment Income:
Reinvested Dividends	—	4,379,106	15,589,397	6,764,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	317,248	5,806,251	21,171,889	9,274,689

Net Investment Income (Loss)	(317,248)	(1,427,145)	(5,582,492)	(2,510,565)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	12,679,800	64,628,984	39,308,606
Realized Gain (Loss) on Investments	(5,772,636)	1,190,875	4,845,553	4,564,821

Net Realized Capital Gains (Losses) on Investments	(5,772,636)	13,870,675	69,474,537	43,873,427
Net Change in Unrealized Appreciation (Depreciation)	1,262,781	(28,892,011)	(155,342,713)	(96,791,769)

Net Gain (Loss) on Investment	(4,509,855)	(15,021,336)	(85,868,176)	(52,918,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,827,103)	(16,448,481)	(91,450,668)	(55,428,907)

Increase (Decrease) in Net Assets from Contract Transactions	19,570,200	36,270,448	41,887,543	51,426,785

Total Increase (Decrease) in Net Assets	14,743,097	19,821,967	(49,563,125)	(4,002,122)

Net Assets as of December 31, 2015:	$32,809,667	$432,962,686	$1,537,126,518	$646,874,469

Investment Income:
Reinvested Dividends	—	5,547,781	18,533,964	6,675,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	605,139	5,772,933	19,710,056	8,447,086

Net Investment Income (Loss)	(605,139)	(225,152)	(1,176,092)	(1,771,699)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	(9,349,658)	(1,303,348)	(3,421,943)	(8,043,648)

Net Realized Capital Gains (Losses) on Investments	(9,349,658)	(1,303,348)	(3,421,943)	(8,043,648)
Net Change in Unrealized Appreciation (Depreciation)	(7,131,852)	7,341,945	17,811,376	13,180,018

Net Gain (Loss) on Investment	(16,481,510)	6,038,597	14,389,433	5,136,370
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,086,649)	5,813,445	13,213,341	3,364,671

Increase (Decrease) in Net Assets from Contract Transactions	18,134,179	(13,639,563)	(101,550,608)	(58,800,055)

Total Increase (Decrease) in Net Assets	1,047,530	(7,826,118)	(88,337,267)	(55,435,384)

Net Assets as of December 31, 2016:	$33,857,197	$425,136,568	$1,448,789,251	$591,439,085

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Small/ Mid Cap Value Initial Class	TA Small/ Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$156,210,025	$91,247,465	$126,270,687	$141,930,797	$191,072,993

Investment Income:
Reinvested Dividends	1,369,169	744,807	—	—	894,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,006,645	1,357,713	1,773,652	2,395,848	2,503,829

Net Investment Income (Loss)	(637,476)	(612,906)	(1,773,652)	(2,395,848)	(1,609,763)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,624,664	11,178,382	8,891,417	13,280,694	31,028,105
Realized Gain (Loss) on Investments	6,057,853	429,525	14,272,113	5,809,210	20,207,504

Net Realized Capital Gains (Losses) on Investments	21,682,517	11,607,907	23,163,530	19,089,904	51,235,609
Net Change in Unrealized Appreciation (Depreciation)	(25,692,546)	(15,134,915)	(19,070,077)	(17,031,737)	(53,384,058)

Net Gain (Loss) on Investment	(4,010,029)	(3,527,008)	4,093,453	2,058,167	(2,148,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,647,505)	(4,139,914)	2,319,801	(337,681)	(3,758,212)

Increase (Decrease) in Net Assets from Contract Transactions	(27,874,305)	1,462,226	(20,208,222)	25,123,126	(36,649,055)

Total Increase (Decrease) in Net Assets	(32,521,810)	(2,677,688)	(17,888,421)	24,785,445	(40,407,267)

Net Assets as of December 31, 2015:	$123,688,215	$88,569,777	$108,382,266	$166,716,242	$150,665,726

Investment Income:
Reinvested Dividends	937,320	488,506	—	—	699,544
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,706,851	1,311,027	1,522,633	2,462,346	2,110,392

Net Investment Income (Loss)	(769,531)	(822,521)	(1,522,633)	(2,462,346)	(1,410,848)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,083,953	9,420,132	12,867,239	22,161,103	—
Realized Gain (Loss) on Investments	1,232,919	(2,491,942)	5,535,730	2,118,475	7,852,106

Net Realized Capital Gains (Losses) on Investments	13,316,872	6,928,190	18,402,969	24,279,578	7,852,106
Net Change in Unrealized Appreciation (Depreciation)	9,055,489	10,002,219	(7,368,415)	(6,290,023)	931,430

Net Gain (Loss) on Investment	22,372,361	16,930,409	11,034,554	17,989,555	8,783,536
Net Increase (Decrease) in Net Assets Resulting from Operations	21,602,830	16,107,888	9,511,921	15,527,209	7,372,688

Increase (Decrease) in Net Assets from Contract Transactions	(15,447,961)	7,033,167	(5,603,856)	9,269,323	(16,530,931)

Total Increase (Decrease) in Net Assets	6,154,869	23,141,055	3,908,065	24,796,532	(9,158,243)

Net Assets as of December 31, 2016:	$129,843,084	$111,710,832	$112,290,331	$191,512,774	$141,507,483

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Torray Concentrated Growth Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$36,258,952	$87,463,695	$29,124,189	$301,151,694	$77,258,557

Investment Income:
Reinvested Dividends	115,420	2,492,158	1,015,642	1,978,905	465,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	560,346	1,210,147	500,201	4,086,020	1,267,022

Net Investment Income (Loss)	(444,926)	1,282,011	515,441	(2,107,115)	(801,484)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,954,626	—	—	86,819,517	29,353,729
Realized Gain (Loss) on Investments	492,536	2,286,539	802,978	21,399,301	1,902,673

Net Realized Capital Gains (Losses) on Investments	7,447,162	2,286,539	802,978	108,218,818	31,256,402
Net Change in Unrealized Appreciation (Depreciation)	(8,197,958)	(3,154,963)	(1,960,711)	(90,078,369)	(26,738,755)

Net Gain (Loss) on Investment	(750,796)	(868,424)	(1,157,733)	18,140,449	4,517,647
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,195,722)	413,587	(642,292)	16,033,334	3,716,163

Increase (Decrease) in Net Assets from Contract Transactions	(2,081,812)	(11,308,328)	7,571,877	(59,298,693)	15,996,958

Total Increase (Decrease) in Net Assets	(3,277,534)	(10,894,741)	6,929,585	(43,265,359)	19,713,121

Net Assets as of December 31, 2015:	$32,981,418	$76,568,954	$36,053,774	$257,886,335	$96,971,678

Investment Income:
Reinvested Dividends	44,491	1,992,611	927,427	986,109	170,663
Investment Expense:
Mortality and Expense Risk and Administrative Charges	481,142	1,042,729	522,220	3,544,463	1,390,765

Net Investment Income (Loss)	(436,651)	949,882	405,207	(2,558,354)	(1,220,102)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	10,189,114	4,166,092
Realized Gain (Loss) on Investments	(741,465)	366,738	(733,105)	1,267,187	(3,290,490)

Net Realized Capital Gains (Losses) on Investments	(741,465)	366,738	(733,105)	11,456,301	875,602
Net Change in Unrealized Appreciation (Depreciation)	2,553,875	(1,768,516)	179,442	(5,959,260)	1,120,971

Net Gain (Loss) on Investment	1,812,410	(1,401,778)	(553,663)	5,497,041	1,996,573
Net Increase (Decrease) in Net Assets Resulting from Operations	1,375,759	(451,896)	(148,456)	2,938,687	776,471

Increase (Decrease) in Net Assets from Contract Transactions	(1,825,549)	(4,212,086)	(1,794,580)	(23,846,668)	601,271

Total Increase (Decrease) in Net Assets	(449,790)	(4,663,982)	(1,943,036)	(20,907,981)	1,377,742

Net Assets as of December 31, 2016:	$32,531,628	$71,904,972	$34,110,738	$236,978,354	$98,349,420

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® REIT Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$948,899	$424,932	$427,668	$315,866	$1,468,028

Investment Income:
Reinvested Dividends	15,889	7,942	5,068	5,339	31,013
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,332	4,272	4,155	2,238	12,173

Net Investment Income (Loss)	7,557	3,670	913	3,101	18,840
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,098	6,524	22,709	10,104	315
Realized Gain (Loss) on Investments	24,843	(8,903)	(1,946)	4,072	(1,786)

Net Realized Capital Gains (Losses) on Investments	53,941	(2,379)	20,763	14,176	(1,471)
Net Change in Unrealized Appreciation (Depreciation)	(62,998)	(44,994)	(44,565)	(12,919)	(14,283)

Net Gain (Loss) on Investment	(9,057)	(47,373)	(23,802)	1,257	(15,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,500)	(43,703)	(22,889)	4,358	3,086

Increase (Decrease) in Net Assets from Contract Transactions	905,224	788,000	483,889	29,809	1,431,249

Total Increase (Decrease) in Net Assets	903,724	744,297	461,000	34,167	1,434,335

Net Assets as of December 31, 2015:	$1,852,623	$1,169,229	$888,668	$350,033	$2,902,363

Investment Income:
Reinvested Dividends	46,967	17,847	12,698	9,472	53,677
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,365	8,156	5,778	2,503	17,967

Net Investment Income (Loss)	33,602	9,691	6,920	6,969	35,710
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,366	20,779	63,140	25,132	—
Realized Gain (Loss) on Investments	36,000	(1,711)	(12,078)	6,152	(4,329)

Net Realized Capital Gains (Losses) on Investments	74,366	19,068	51,062	31,284	(4,329)
Net Change in Unrealized Appreciation (Depreciation)	108,455	(501)	28,394	(10,552)	26,697

Net Gain (Loss) on Investment	182,821	18,567	79,456	20,732	22,368
Net Increase (Decrease) in Net Assets Resulting from Operations	216,423	28,258	86,376	27,701	58,078

Increase (Decrease) in Net Assets from Contract Transactions	(148,300)	32,058	(129,206)	(18,992)	(242,521)

Total Increase (Decrease) in Net Assets	68,123	60,316	(42,830)	8,709	(184,443)

Net Assets as of December 31, 2016:	$1,920,746	$1,229,545	$845,838	$358,742	$2,717,920

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)
Net Assets as of December 31, 2014:	$823,633	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	17,769	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,103	36	—	—	—

Net Investment Income (Loss)	11,666	(36)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,332	—	—	—	—
Realized Gain (Loss) on Investments	(3,066)	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	266	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(13,899)	(115)	—	—	—

Net Gain (Loss) on Investment	(13,633)	(115)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,967)	(151)	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	805,933	15,179	—	—	—

Total Increase (Decrease) in Net Assets	803,966	15,028	—	—	—

Net Assets as of December 31, 2015:	$1,627,599	$15,028	$—	$—	$—

Investment Income:
Reinvested Dividends	36,099	412	21	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,431	204	9	—	—

Net Investment Income (Loss)	25,668	208	12	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,301	—	28	—	—
Realized Gain (Loss) on Investments	(476)	10	1	—	—

Net Realized Capital Gains (Losses) on Investments	3,825	10	29	—	—
Net Change in Unrealized Appreciation (Depreciation)	924	579	102	—	—

Net Gain (Loss) on Investment	4,749	589	131	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	30,417	797	143	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(174,491)	296	863	—	—

Total Increase (Decrease) in Net Assets	(144,074)	1,093	1,006	—	—

Net Assets as of December 31, 2016:	$1,483,525	$16,121	$1,006	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

32

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2014:	$232,919	$204,779

Investment Income:
Reinvested Dividends	3,791	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,260	1,646

Net Investment Income (Loss)	2,531	(1,646)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,340	34,162
Realized Gain (Loss) on Investments	(684)	(5,597)

Net Realized Capital Gains (Losses) on Investments	20,656	28,565
Net Change in Unrealized Appreciation (Depreciation)	(24,338)	(42,594)

Net Gain (Loss) on Investment	(3,682)	(14,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,151)	(15,675)

Increase (Decrease) in Net Assets from Contract Transactions	86,313	85,341

Total Increase (Decrease) in Net Assets	85,162	69,666

Net Assets as of December 31, 2015:	$318,081	$274,445

Investment Income:
Reinvested Dividends	3,641	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,478	1,066

Net Investment Income (Loss)	2,163	(1,066)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,818	43,647
Realized Gain (Loss) on Investments	(13,782)	(15,073)

Net Realized Capital Gains (Losses) on Investments	11,036	28,574
Net Change in Unrealized Appreciation (Depreciation)	(19,559)	(9,800)

Net Gain (Loss) on Investment	(8,523)	18,774
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,360)	17,708

Increase (Decrease) in Net Assets from Contract Transactions	(3,438)	(114,841)

Total Increase (Decrease) in Net Assets	(9,798)	(97,133)

Net Assets as of December 31, 2016:	$308,283	$177,312

See Accompanying Notes.

(1)	See Footnote 1

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Catalyst Dividend Capture VA	Catalyst Dividend Capture VA Fund
Catalyst Insider Buying VA	Catalyst Insider Buying VA Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon Government Money Market Service Class	Transamerica Aegon Government Money Market VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
Catalyst Dividend Capture VA	Huntington VA Dividend Capture
Catalyst Insider Buying VA	Huntington VA Situs
State Street Total Return V.I.S. Class 3 Shares	GE Investments Total Return Class 3 Shares
TA Aegon Government Money Market Initial Class	TA Aegon Money Market Initial Class
TA Aegon Government Money Market Service Class	TA Aegon Money Market Service Class
TA Janus Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Initial Class
TA Janus Mid-Cap Growth Service Class	TA Morgan Stanley Mid-Cap Growth Service Class
TA Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Initial Class
TA Small/Mid Cap Value Service Class	TA Systematic Small/Mid Cap Value Service Class

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
NVIT Emerging Markets Class D Shares	NVIT Developing Markets Class II Shares
TA Janus Mid-Cap Growth Service Class	TA Voya Mid Cap Opportunities Service Class
TA JPMorgan Core Bond Service Class	TA Voya Limited Maturity Bond Service Class

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments

The Aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$19,706,044	$17,059,044
AB Growth and Income Class B Shares	58,822,052	39,982,395
AB Large Cap Growth Class B Shares	4,339,909	3,880,186
American Funds - Asset Allocation Class 2 Shares	166,369,332	71,343,326
American Funds - Bond Class 2 Shares	67,993,734	34,332,840
American Funds - Growth Class 2 Shares	98,812,122	38,633,413
American Funds - Growth-Income Class 2 Shares	108,705,382	32,788,639
American Funds - International Class 2 Shares	51,909,784	29,687,114
BlackRock Basic Value V.I. Class I Shares	1,384,419	2,856,740
BlackRock Global Allocation V.I. Class I Shares	541,765	2,031,298
BlackRock High Yield V.I. Class I Shares	386,944	1,060,664
Catalyst Dividend Capture VA	142,849	313,944
Catalyst Insider Buying VA	813,116	350,237
Fidelity® VIP Balanced Service Class 2	78,698,528	50,840,171
Fidelity® VIP Contrafund® Initial Class	113,011	366,218
Fidelity® VIP Contrafund® Service Class 2	108,832,472	77,617,511
Fidelity® VIP Equity-Income Initial Class	22,722	35,124
Fidelity® VIP Equity-Income Service Class 2	4,674,746	6,946,364
Fidelity® VIP Growth Initial Class	16,101	32,262
Fidelity® VIP Growth Service Class 2	4,956,516	7,535,321
Fidelity® VIP Growth Opportunities Service Class 2	217,509	352,621
Fidelity® VIP Mid Cap Initial Class	6,988	8,469
Fidelity® VIP Mid Cap Service Class 2	53,960,595	49,684,631
Fidelity® VIP Value Strategies Initial Class	140,992	62,073
Fidelity® VIP Value Strategies Service Class 2	20,330,796	25,919,639
Franklin Founding Funds Allocation Class 4 Shares	8,550,493	17,624,569
Franklin Income Class 2 Shares	5,546,453	18,468,382
Franklin Mutual Shares Class 2 Shares	2,023,557	2,803,846
Franklin Templeton Foreign Class 2 Shares	1,711,858	5,741,805
Invesco V.I. American Franchise Series II Shares	676,660	1,047,850
Invesco V.I. Value Opportunities Series II Shares	5,366,019	3,238,863
Janus Aspen - Enterprise Service Shares	2,102,334	2,705,310
Janus Aspen - Global Research Service Shares	654,158	4,869,165
Janus Aspen - Perkins Mid Cap Value Service Shares	426,823	269,976
MFS® New Discovery Service Class	3,195,764	8,170,436
MFS® Total Return Service Class	3,392,227	8,042,463

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
NVIT Emerging Markets Class D Shares	$20,676	$1,061
State Street Total Return V.I.S. Class 3 Shares	8,060,423	10,336,841
TA AB Dynamic Allocation Initial Class	2,248,075	4,376,247
TA AB Dynamic Allocation Service Class	35,729,010	44,637,975
TA Aegon Government Money Market Initial Class	61,610,623	70,297,649
TA Aegon Government Money Market Service Class	350,783,717	350,588,807
TA Aegon High Yield Bond Initial Class	18,392,984	19,304,290
TA Aegon High Yield Bond Service Class	84,351,898	77,887,742
TA Aegon U.S. Government Securities Initial Class	19,273,767	16,499,587
TA Aegon U.S. Government Securities Service Class	284,994,326	250,874,501
TA American Funds Managed Risk - Balanced Service Class	238,671,628	10,273,811
TA Asset Allocation - Conservative Initial Class	38,451,779	51,876,609
TA Asset Allocation - Conservative Service Class	151,354,372	170,848,961
TA Asset Allocation - Growth Initial Class	16,369,084	44,103,413
TA Asset Allocation - Growth Service Class	28,360,417	46,557,388
TA Asset Allocation - Moderate Initial Class	42,494,397	60,569,142
TA Asset Allocation - Moderate Service Class	333,379,626	511,686,550
TA Asset Allocation - Moderate Growth Initial Class	60,891,640	77,378,334
TA Asset Allocation - Moderate Growth Service Class	436,111,010	419,517,098
TA Barrow Hanley Dividend Focused Initial Class	20,339,325	46,927,219
TA Barrow Hanley Dividend Focused Service Class	30,714,471	24,950,885
TA BlackRock Equity Smart Beta 100 Service Class	24,653,680	1,610,718
TA BlackRock Global Allocation Service Class	207,530,815	160,927,260
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	70,959,135	25,239,128
TA BlackRock Global Allocation Managed Risk - Growth Service Class	57,276,497	26,674,897
TA BlackRock Smart Beta 50 Service Class	44,540,782	2,489,043
TA BlackRock Smart Beta 75 Service Class	12,172,855	751,952
TA BlackRock Tactical Allocation Service Class	215,103,310	160,805,890
TA Clarion Global Real Estate Securities Initial Class	5,500,307	10,387,866
TA Clarion Global Real Estate Securities Service Class	16,413,894	20,482,921
TA International Moderate Growth Initial Class	3,791	1,080
TA International Moderate Growth Service Class	54,609,359	93,873,925
TA Janus Balanced Service Class	185,101,744	74,956,356
TA Janus Mid-Cap Growth Initial Class	10,846,200	12,302,027
TA Janus Mid-Cap Growth Service Class	19,593,678	16,630,611
TA Jennison Growth Initial Class	37,668,045	30,090,816

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Jennison Growth Service Class	$39,313,613	$29,075,367
TA JPMorgan Core Bond Service Class	90,065,987	37,550,586
TA JPMorgan Enhanced Index Initial Class	12,858,067	15,763,911
TA JPMorgan Enhanced Index Service Class	18,040,927	9,284,334
TA JPMorgan Mid Cap Value Service Class	87,772,896	37,345,072
TA JPMorgan Tactical Allocation Service Class	216,855,726	93,907,367
TA Legg Mason Dynamic Allocation - Balanced Service Class	205,420,142	110,281,629
TA Legg Mason Dynamic Allocation - Growth Service Class	103,879,493	97,919,617
TA Madison Balanced Allocation Service Class	13,964,936	8,718,495
TA Madison Conservative Allocation Service Class	7,473,428	9,493,181
TA Madison Diversified Income Service Class	11,487,299	10,528,733
TA Managed Risk - Balanced ETF Service Class	525,099,812	416,853,909
TA Managed Risk - Conservative ETF Service Class	142,848,137	110,972,009
TA Managed Risk - Growth ETF Service Class	218,413,179	427,721,544
TA Market Participation Strategy Service Class	39,277,943	50,349,715
TA MFS International Equity Initial Class	7,752,506	11,897,495
TA MFS International Equity Service Class	19,540,978	15,847,123
TA Morgan Stanley Capital Growth Initial Class	21,596,351	16,031,153
TA Morgan Stanley Capital Growth Service Class	25,360,196	15,898,290
TA Multi-Managed Balanced Initial Class	15,788,748	10,798,494
TA Multi-Managed Balanced Service Class	588,323,326	48,551,063
TA Multi-Manager Alternative Strategies Service Class	282,104	434,017
TA PIMCO Tactical - Balanced Service Class	63,731,599	54,076,246
TA PIMCO Tactical - Conservative Service Class	66,023,446	26,223,245
TA PIMCO Tactical - Growth Service Class	68,426,158	37,959,361
TA PIMCO Total Return Initial Class	29,516,882	41,598,569
TA PIMCO Total Return Service Class	124,702,318	132,841,877
TA PineBridge Inflation Opportunities Service Class	44,354,011	52,422,397
TA ProFunds UltraBear Service Class (OAM)	57,973,444	40,444,650
TA QS Investors Active Asset Allocation - Conservative Service Class	47,843,086	61,707,704
TA QS Investors Active Asset Allocation - Moderate Service Class	53,385,843	156,112,655
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	42,898,617	103,470,322
TA Small/Mid Cap Value Initial Class	15,326,266	19,459,717
TA Small/Mid Cap Value Service Class	35,327,647	19,697,005
TA T. Rowe Price Small Cap Initial Class	25,017,070	19,276,391
TA T. Rowe Price Small Cap Service Class	61,047,539	32,079,347

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Torray Concentrated Growth Initial Class	$4,696,565	$22,638,375
TA Torray Concentrated Growth Service Class	5,940,853	8,203,037
TA TS&W International Equity Initial Class	8,731,301	11,993,471
TA TS&W International Equity Service Class	10,353,900	11,743,263
TA WMC US Growth Initial Class	25,280,252	41,496,242
TA WMC US Growth Service Class	22,622,179	19,074,831
Vanguard® Equity Index	409,180	485,511
Vanguard® International	186,202	123,675
Vanguard® Mid-Cap Index	145,255	204,400
Vanguard® REIT Index	80,474	67,365
Vanguard® Short-Term Investment Grade	270,699	477,517
Vanguard® Total Bond Market Index	151,486	296,008
Voya Global Perspectives Class S Shares	926	422
Voya Large Cap Value Class S Shares	911	9
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	79,260	55,717
Wanger USA	44,962	117,223

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	4,577,856	(7,871,857)	(3,294,001)	7,801,858	(7,845,531)	(43,673)
AB Growth and Income Class B Shares	16,757,360	(17,469,368)	(712,008)	15,142,282	(22,912,376)	(7,770,094)
AB Large Cap Growth Class B Shares	617,367	(2,249,013)	(1,631,646)	372,492	(5,577,073)	(5,204,581)
American Funds - Asset Allocation Class 2 Shares	47,671,587	(27,321,969)	20,349,618	30,648,847	(38,928,994)	(8,280,147)
American Funds - Bond Class 2 Shares	20,476,877	(18,150,697)	2,326,180	15,687,246	(15,679,930)	7,316
American Funds - Growth Class 2 Shares	12,744,488	(13,575,516)	(831,028)	13,469,859	(9,801,718)	3,668,141
American Funds - Growth-Income Class 2 Shares	12,491,516	(9,359,598)	3,131,918	11,929,525	(10,795,719)	1,133,806
American Funds - International Class 2 Shares	8,751,397	(13,148,033)	(4,396,636)	13,262,738	(11,323,587)	1,939,151
BlackRock Basic Value V.I. Class I Shares	205,685	(1,011,112)	(805,427)	417,309	(2,768,680)	(2,351,371)
BlackRock Global Allocation V.I. Class I Shares	219,393	(1,007,025)	(787,632)	234,557	(2,517,324)	(2,282,767)
BlackRock High Yield V.I. Class I Shares	51,530	(448,970)	(397,440)	237,785	(983,239)	(745,454)
Catalyst Dividend Capture VA	28,250	(205,201)	(176,951)	113,790	(556,578)	(442,788)
Catalyst Insider Buying VA	61,397	(248,311)	(186,914)	60,627	(834,961)	(774,334)
Fidelity® VIP Balanced Service Class 2	28,760,829	(26,805,861)	1,954,968	37,501,703	(24,254,018)	13,247,685
Fidelity® VIP Contrafund® Initial Class	18,534	(106,705)	(88,171)	118,678	(132,728)	(14,050)
Fidelity® VIP Contrafund® Service Class 2	14,749,503	(28,635,135)	(13,885,632)	22,292,618	(48,472,864)	(26,180,246)
Fidelity® VIP Equity-Income Initial Class	12,302	(25,718)	(13,416)	—	(11,173)	(11,173)
Fidelity® VIP Equity-Income Service Class 2	337,338	(3,828,617)	(3,491,279)	216,384	(8,001,119)	(7,784,735)
Fidelity® VIP Growth Initial Class	8,151	(21,195)	(13,044)	—	(232)	(232)
Fidelity® VIP Growth Service Class 2	782,581	(4,585,757)	(3,803,176)	73,277	(6,604,685)	(6,531,408)
Fidelity® VIP Growth Opportunities Service Class 2	105,912	(201,872)	(95,960)	32,388	(282,670)	(250,282)
Fidelity® VIP Mid Cap Initial Class	560	(4,170)	(3,610)	16,572	(23,258)	(6,686)
Fidelity® VIP Mid Cap Service Class 2	8,057,888	(16,295,207)	(8,237,319)	10,441,124	(27,414,540)	(16,973,416)
Fidelity® VIP Value Strategies Initial Class	21,120	(23,855)	(2,735)	4,449	(3,231)	1,218
Fidelity® VIP Value Strategies Service Class 2	6,214,470	(11,246,409)	(5,031,939)	6,845,417	(17,139,712)	(10,294,295)
Franklin Founding Funds Allocation Class 4 Shares	509,827	(9,042,678)	(8,532,851)	391,716	(13,307,459)	(12,915,743)
Franklin Income Class 2 Shares	1,024,813	(13,767,939)	(12,743,126)	916,418	(22,435,970)	(21,519,552)

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	181,921	(2,158,889)	(1,976,968)	225,716	(6,105,449)	(5,879,733)
Franklin Templeton Foreign Class 2 Shares	568,053	(5,820,055)	(5,252,002)	315,934	(11,044,639)	(10,728,705)
Invesco V.I. American Franchise Series II Shares	43,705	(662,328)	(618,623)	88,958	(1,722,892)	(1,633,934)
Invesco V.I. Value Opportunities Series II Shares	133,570	(2,455,738)	(2,322,168)	318,641	(5,300,561)	(4,981,920)
Janus Aspen - Enterprise Service Shares	231,691	(1,343,533)	(1,111,842)	286,041	(3,287,514)	(3,001,473)
Janus Aspen - Global Research Service Shares	369,955	(4,174,401)	(3,804,446)	350,685	(9,743,887)	(9,393,202)
Janus Aspen - Perkins Mid Cap Value Service Shares	15,068	(118,736)	(103,668)	28,662	(413,115)	(384,453)
MFS® New Discovery Service Class	634,982	(4,009,910)	(3,374,928)	338,083	(6,959,525)	(6,621,442)
MFS® Total Return Service Class	152,891	(4,401,290)	(4,248,399)	160,941	(10,279,469)	(10,118,528)
NVIT Emerging Markets Class D Shares	2,011	(104)	1,907	—	—	—
State Street Total Return V.I.S. Class 3 Shares	3,334,812	(6,485,858)	(3,151,046)	2,651,660	(6,425,521)	(3,773,861)
TA AB Dynamic Allocation Initial Class	1,240,382	(2,548,909)	(1,308,527)	3,215,771	(6,545,324)	(3,329,553)
TA AB Dynamic Allocation Service Class	6,008,368	(24,731,613)	(18,723,245)	14,960,285	(29,621,326)	(14,661,041)
TA Aegon Government Money Market Initial Class	56,224,988	(62,558,630)	(6,333,642)	92,230,347	(88,504,587)	3,725,760
TA Aegon Government Money Market Service Class	178,862,053	(200,684,879)	(21,822,826)	235,261,266	(229,681,523)	5,579,743
TA Aegon High Yield Bond Initial Class	6,640,395	(9,020,389)	(2,379,994)	8,206,539	(17,591,260)	(9,384,721)
TA Aegon High Yield Bond Service Class	24,001,274	(26,126,532)	(2,125,258)	23,771,596	(28,941,335)	(5,169,739)
TA Aegon U.S. Government Securities Initial Class	11,879,386	(9,868,404)	2,010,982	8,122,205	(17,590,816)	(9,468,611)
TA Aegon U.S. Government Securities Service Class	75,622,651	(75,528,728)	93,923	72,407,061	(50,138,862)	22,268,199
TA American Funds Managed Risk - Balanced Service Class	24,615,790	(963,868)	23,651,922	12,743,576	(171,797)	12,571,779
TA Asset Allocation - Conservative Initial Class	19,586,337	(31,111,191)	(11,524,854)	15,694,337	(43,125,299)	(27,430,962)
TA Asset Allocation - Conservative Service Class	30,018,868	(88,082,485)	(58,063,617)	34,431,167	(111,624,027)	(77,192,860)
TA Asset Allocation - Growth Initial Class	6,793,260	(24,512,256)	(17,718,996)	7,563,918	(53,444,296)	(45,880,378)
TA Asset Allocation - Growth Service Class	6,414,031	(21,921,775)	(15,507,744)	9,594,475	(18,261,524)	(8,667,049)
TA Asset Allocation - Moderate Initial Class	14,245,267	(33,604,411)	(19,359,144)	8,759,291	(82,353,501)	(73,594,210)
TA Asset Allocation - Moderate Service Class	28,826,637	(232,781,096)	(203,954,459)	59,164,618	(248,525,151)	(189,360,533)
TA Asset Allocation - Moderate Growth Initial Class	15,252,932	(42,180,513)	(26,927,581)	10,713,332	(91,234,803)	(80,521,471)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	44,580,749	(213,203,528)	(168,622,779)	63,459,578	(242,790,235)	(179,330,657)
TA Barrow Hanley Dividend Focused Initial Class	6,321,900	(20,767,712)	(14,445,812)	3,576,024	(47,958,892)	(44,382,868)
TA Barrow Hanley Dividend Focused Service Class	7,858,173	(10,458,110)	(2,599,937)	6,102,647	(13,773,168)	(7,670,521)
TA BlackRock Equity Smart Beta 100 Service Class	2,356,687	(154,038)	2,202,649	—	—	—
TA BlackRock Global Allocation Service Class	31,886,592	(87,490,264)	(55,603,672)	29,409,552	(103,347,929)	(73,938,377)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,377,216	(2,623,136)	3,754,080	13,691,559	(1,076,808)	12,614,751
TA BlackRock Global Allocation Managed Risk - Growth Service Class	5,040,120	(2,836,125)	2,203,995	15,825,759	(609,610)	15,216,149
TA BlackRock Smart Beta 50 Service Class	4,361,085	(231,041)	4,130,044	—	—	—
TA BlackRock Smart Beta 75 Service Class	1,192,778	(69,530)	1,123,248	—	—	—
TA BlackRock Tactical Allocation Service Class	21,474,186	(69,537,978)	(48,063,792)	32,416,992	(84,494,910)	(52,077,918)
TA Clarion Global Real Estate Securities Initial Class	1,856,319	(4,051,687)	(2,195,368)	2,822,406	(7,047,644)	(4,225,238)
TA Clarion Global Real Estate Securities Service Class	4,555,494	(10,572,342)	(6,016,848)	6,690,081	(13,563,450)	(6,873,369)
TA International Moderate Growth Initial Class	1,849	(630)	1,219	584	(597)	(13)
TA International Moderate Growth Service Class	16,224,478	(63,931,554)	(47,707,076)	36,293,009	(55,311,200)	(19,018,191)
TA Janus Balanced Service Class	39,032,182	(33,567,931)	5,464,251	56,037,894	(19,753,359)	36,284,535
TA Janus Mid-Cap Growth Initial Class	4,131,990	(8,874,027)	(4,742,037)	3,606,230	(20,617,256)	(17,011,026)
TA Janus Mid-Cap Growth Service Class	3,608,727	(7,851,191)	(4,242,464)	4,119,905	(5,868,903)	(1,748,998)
TA Jennison Growth Initial Class	4,439,921	(16,655,789)	(12,215,868)	6,382,952	(33,490,066)	(27,107,114)
TA Jennison Growth Service Class	4,138,539	(9,768,111)	(5,629,572)	8,574,158	(5,806,628)	2,767,530
TA JPMorgan Core Bond Service Class	25,022,781	(20,520,038)	4,502,743	20,389,056	(23,149,849)	(2,760,793)
TA JPMorgan Enhanced Index Initial Class	4,996,032	(7,280,429)	(2,284,397)	7,566,713	(15,205,669)	(7,638,956)
TA JPMorgan Enhanced Index Service Class	3,811,970	(3,374,799)	437,171	3,741,009	(4,283,653)	(542,644)
TA JPMorgan Mid Cap Value Service Class	13,507,757	(10,763,245)	2,744,512	12,008,812	(14,288,798)	(2,279,986)
TA JPMorgan Tactical Allocation Service Class	33,415,860	(42,376,743)	(8,960,883)	48,290,396	(33,980,066)	14,310,330
TA Legg Mason Dynamic Allocation - Balanced Service Class	27,463,153	(41,259,723)	(13,796,570)	81,884,699	(27,517,681)	54,367,018
TA Legg Mason Dynamic Allocation - Growth Service Class	17,413,891	(34,950,045)	(17,536,154)	64,960,448	(15,138,136)	49,822,312
TA Madison Balanced Allocation Service Class	1,707,056	(3,336,316)	(1,629,260)	1,934,921	(3,160,832)	(1,225,911)

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Madison Conservative Allocation Service Class	733,244	(4,546,770)	(3,813,526)	1,895,479	(4,542,885)	(2,647,406)
TA Madison Diversified Income Service Class	2,446,006	(4,650,935)	(2,204,929)	2,198,068	(4,568,649)	(2,370,581)
TA Managed Risk - Balanced ETF Service Class	70,078,652	(179,753,782)	(109,675,130)	165,638,917	(172,416,949)	(6,778,032)
TA Managed Risk - Conservative ETF Service Class	31,195,491	(51,716,980)	(20,521,489)	41,392,316	(60,246,538)	(18,854,222)
TA Managed Risk - Growth ETF Service Class	37,846,184	(210,585,217)	(172,739,033)	87,101,410	(232,402,552)	(145,301,142)
TA Market Participation Strategy Service Class	9,303,963	(15,003,497)	(5,699,534)	21,959,357	(15,044,527)	6,914,830
TA MFS International Equity Initial Class	4,529,027	(8,434,870)	(3,905,843)	8,404,497	(13,801,042)	(5,396,545)
TA MFS International Equity Service Class	4,704,689	(7,974,528)	(3,269,839)	9,682,318	(6,764,133)	2,918,185
TA Morgan Stanley Capital Growth Initial Class	3,486,371	(7,070,316)	(3,583,945)	3,730,426	(15,683,446)	(11,953,020)
TA Morgan Stanley Capital Growth Service Class	3,011,586	(5,230,043)	(2,218,457)	7,366,786	(4,368,728)	2,998,058
TA Multi-Managed Balanced Initial Class	5,998,439	(4,667,176)	1,331,263	8,087,764	(8,835,296)	(747,532)
TA Multi-Managed Balanced Service Class	96,343,104	(19,787,266)	76,555,838	35,095,546	(26,917,281)	8,178,265
TA Multi-Manager Alternative Strategies Service Class	24,930	(42,740)	(17,810)	95,383	(13,192)	82,191
TA PIMCO Tactical - Balanced Service Class	20,422,364	(22,592,129)	(2,169,765)	22,563,435	(23,251,724)	(688,289)
TA PIMCO Tactical - Conservative Service Class	15,470,938	(11,805,874)	3,665,064	24,612,310	(13,240,593)	11,371,717
TA PIMCO Tactical - Growth Service Class	14,216,644	(16,190,983)	(1,974,339)	34,188,794	(12,190,050)	21,998,744
TA PIMCO Total Return Initial Class	16,071,319	(25,031,254)	(8,959,935)	19,350,446	(52,527,210)	(33,176,764)
TA PIMCO Total Return Service Class	29,868,111	(72,805,371)	(42,937,260)	30,023,649	(85,619,885)	(55,596,236)
TA PineBridge Inflation Opportunities Service Class	11,765,833	(20,093,418)	(8,327,585)	7,363,268	(18,268,700)	(10,905,432)
TA ProFunds UltraBear Service Class (OAM)	686,441,209	(535,616,523)	150,824,686	339,489,718	(137,519,758)	201,969,960
TA QS Investors Active Asset Allocation - Conservative Service Class	10,145,092	(33,723,903)	(23,578,811)	19,305,354	(39,319,996)	(20,014,642)
TA QS Investors Active Asset Allocation - Moderate Service Class	10,330,505	(63,026,944)	(52,696,439)	28,389,273	(64,786,251)	(36,396,978)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	7,740,285	(50,946,692)	(43,206,407)	29,591,498	(60,569,570)	(30,978,072)
TA Small/Mid Cap Value Initial Class	522,126	(4,143,308)	(3,621,182)	203,353	(6,763,971)	(6,560,618)
TA Small/Mid Cap Value Service Class	7,977,974	(8,084,028)	(106,054)	3,909,098	(7,639,444)	(3,730,346)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	5,548,522	(8,335,225)	(2,786,703)	6,339,554	(15,544,885)	(9,205,331)
TA T. Rowe Price Small Cap Service Class	6,357,624	(8,494,242)	(2,136,618)	8,716,699	(7,906,280)	810,419
TA Torray Concentrated Growth Initial Class	1,616,487	(6,791,243)	(5,174,756)	1,425,182	(13,902,997)	(12,477,815)
TA Torray Concentrated Growth Service Class	1,403,687	(3,156,100)	(1,752,413)	1,350,897	(4,156,367)	(2,805,470)
TA TS&W International Equity Initial Class	4,441,998	(7,067,853)	(2,625,855)	4,983,675	(11,391,476)	(6,407,801)
TA TS&W International Equity Service Class	2,249,231	(5,495,812)	(3,246,581)	5,116,331	(4,231,392)	884,939
TA WMC US Growth Initial Class	8,822,726	(24,557,097)	(15,734,371)	5,578,590	(43,579,369)	(38,000,779)
TA WMC US Growth Service Class	3,710,129	(6,247,767)	(2,537,638)	7,929,698	(7,008,341)	921,357
Vanguard® Equity Index	159,092	(209,979)	(50,887)	119,463	(133,545)	(14,082)
Vanguard® International	54,824	(39,634)	15,190	315,650	(279,769)	35,881
Vanguard® Mid-Cap Index	29,372	(102,492)	(73,120)	126,217	(59,319)	66,898
Vanguard® REIT Index	23,905	(37,266)	(13,361)	12,682	(37,150)	(24,468)
Vanguard® Short-Term Investment Grade	107,340	(243,629)	(136,289)	354,890	(139,716)	215,174
Vanguard® Total Bond Market Index	16,267	(114,873)	(98,606)	109,371	(146,453)	(37,082)
Voya Global Perspectives Class S Shares	55	(23)	32	1,633	—	1,633
Voya Large Cap Value Class S Shares	97	—	97	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	24,261	(42,512)	(18,251)	19,662	(5,083)	14,579
Wanger USA	918	(66,956)	(66,038)	101,080	(56,603)	44,477

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$11,799,095	$(15,714,012)	$(3,914,917)	$19,605,958	$(15,483,192)	$4,122,766
AB Growth and Income Class B Shares	45,454,355	(37,807,978)	7,646,377	49,941,550	(45,341,682)	4,599,868
AB Large Cap Growth Class B Shares	916,454	(3,458,770)	(2,542,316)	545,577	(8,473,180)	(7,927,603)
American Funds - Asset Allocation Class 2 Shares	146,972,375	(65,369,472)	81,602,903	124,380,921	(78,576,824)	45,804,097
American Funds - Bond Class 2 Shares	65,269,511	(32,378,552)	32,890,959	58,518,428	(30,072,016)	28,446,412
American Funds - Growth Class 2 Shares	75,975,624	(36,136,560)	39,839,064	86,978,559	(28,064,044)	58,914,515
American Funds - Growth-Income Class 2 Shares	78,385,499	(30,443,784)	47,941,715	90,182,553	(32,011,803)	58,170,750
American Funds - International Class 2 Shares	40,700,972	(28,476,097)	12,224,875	49,168,371	(19,371,162)	29,797,209
BlackRock Basic Value V.I. Class I Shares	580,348	(2,566,375)	(1,986,027)	1,096,068	(7,258,644)	(6,162,576)
BlackRock Global Allocation V.I. Class I Shares	373,087	(1,836,075)	(1,462,988)	530,254	(5,244,293)	(4,714,039)
BlackRock High Yield V.I. Class I Shares	115,750	(991,567)	(875,817)	530,478	(2,220,466)	(1,689,988)
Catalyst Dividend Capture VA	38,967	(285,328)	(246,361)	156,660	(768,373)	(611,713)
Catalyst Insider Buying VA	79,661	(320,183)	(240,522)	83,923	(1,182,004)	(1,098,081)
Fidelity® VIP Balanced Service Class 2	68,631,757	(47,677,413)	20,954,344	94,813,150	(41,647,072)	53,166,078
Fidelity® VIP Contrafund® Initial Class	53,743	(363,078)	(309,335)	265,899	(338,896)	(72,997)
Fidelity® VIP Contrafund® Service Class 2	73,039,231	(73,098,881)	(59,650)	100,082,541	(111,094,487)	(11,011,946)
Fidelity® VIP Equity-Income Initial Class	16,848	(34,721)	(17,873)	—	(15,968)	(15,968)
Fidelity® VIP Equity-Income Service Class 2	539,694	(6,256,068)	(5,716,374)	355,262	(13,385,189)	(13,029,927)
Fidelity® VIP Growth Initial Class	12,359	(32,093)	(19,734)	—	(366)	(366)
Fidelity® VIP Growth Service Class 2	1,216,160	(7,003,096)	(5,786,936)	112,598	(10,180,299)	(10,067,701)
Fidelity® VIP Growth Opportunities Service Class 2	176,363	(324,365)	(148,002)	46,129	(484,322)	(438,193)
Fidelity® VIP Mid Cap Initial Class	3,633	(8,168)	(4,535)	25,958	(32,824)	(6,866)
Fidelity® VIP Mid Cap Service Class 2	35,863,728	(46,414,278)	(10,550,550)	46,196,218	(85,481,167)	(39,284,949)
Fidelity® VIP Value Strategies Initial Class	139,023	(61,180)	77,843	9,654	(20,984)	(11,330)
Fidelity® VIP Value Strategies Service Class 2	19,606,698	(24,554,974)	(4,948,276)	24,731,476	(38,424,793)	(13,693,317)
Franklin Founding Funds Allocation Class 4 Shares	858,522	(15,818,199)	(14,959,677)	685,287	(24,529,729)	(23,844,442)
Franklin Income Class 2 Shares	1,269,839	(17,257,972)	(15,988,133)	1,180,666	(28,901,735)	(27,721,069)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Franklin Mutual Shares Class 2 Shares	$219,238	$(2,546,233)	$(2,326,995)	$270,448	$(7,413,831)	$(7,143,383)
Franklin Templeton Foreign Class 2 Shares	503,266	(5,259,884)	(4,756,618)	320,381	(11,070,828)	(10,750,447)
Invesco V.I. American Franchise Series II Shares	60,086	(948,186)	(888,100)	132,116	(2,509,509)	(2,377,393)
Invesco V.I. Value Opportunities Series II Shares	159,102	(2,988,206)	(2,829,104)	410,570	(7,126,522)	(6,715,952)
Janus Aspen - Enterprise Service Shares	473,566	(2,420,919)	(1,947,353)	429,501	(5,446,234)	(5,016,733)
Janus Aspen - Global Research Service Shares	403,895	(4,475,998)	(4,072,103)	418,985	(11,059,859)	(10,640,874)
Janus Aspen - Perkins Mid Cap Value Service Shares	30,526	(230,573)	(200,047)	59,580	(853,668)	(794,088)
MFS® New Discovery Service Class	1,217,815	(7,566,641)	(6,348,826)	690,362	(14,296,438)	(13,606,076)
MFS® Total Return Service Class	242,335	(7,275,654)	(7,033,319)	263,981	(17,167,751)	(16,903,770)
NVIT Emerging Markets Class D Shares	20,512	(1,018)	19,494	—	—	—
State Street Total Return V.I.S. Class 3 Shares	6,298,949	(9,554,300)	(3,255,351)	8,022,270	(10,200,305)	(2,178,035)
TA AB Dynamic Allocation Initial Class	1,943,780	(4,071,280)	(2,127,500)	5,254,139	(10,574,503)	(5,320,364)
TA AB Dynamic Allocation Service Class	32,344,874	(40,769,929)	(8,425,055)	57,423,367	(43,848,495)	13,574,872
TA Aegon Government Money Market Initial Class	61,962,295	(68,915,366)	(6,953,071)	102,752,128	(98,063,592)	4,688,536
TA Aegon Government Money Market Service Class	352,217,056	(346,626,708)	5,590,348	463,894,406	(420,487,760)	43,406,646
TA Aegon High Yield Bond Initial Class	13,583,955	(18,261,572)	(4,677,617)	16,306,947	(35,026,893)	(18,719,946)
TA Aegon High Yield Bond Service Class	75,925,907	(76,292,580)	(366,673)	74,921,382	(61,099,819)	13,821,563
TA Aegon U.S. Government Securities Initial Class	18,913,159	(15,493,846)	3,419,313	12,987,312	(28,774,003)	(15,786,691)
TA Aegon U.S. Government Securities Service Class	284,020,839	(245,598,511)	38,422,328	287,041,090	(143,236,861)	143,804,229
TA American Funds Managed Risk - Balanced Service Class	239,322,229	(9,372,664)	229,949,565	123,002,523	(1,645,235)	121,357,288
TA Asset Allocation - Conservative Initial Class	30,750,848	(49,383,047)	(18,632,199)	25,508,420	(68,816,999)	(43,308,579)
TA Asset Allocation - Conservative Service Class	112,211,098	(159,508,140)	(47,297,042)	166,974,107	(182,365,531)	(15,391,424)
TA Asset Allocation - Growth Initial Class	11,114,899	(40,685,782)	(29,570,883)	13,398,156	(94,719,680)	(81,321,524)
TA Asset Allocation - Growth Service Class	25,299,082	(44,393,033)	(19,093,951)	39,501,742	(38,341,458)	1,160,284
TA Asset Allocation - Moderate Initial Class	24,091,043	(55,205,650)	(31,114,607)	14,853,309	(140,266,316)	(125,413,007)
TA Asset Allocation - Moderate Service Class	123,033,381	(456,390,503)	(333,357,122)	368,583,257	(450,804,558)	(82,221,301)
TA Asset Allocation - Moderate Growth Initial Class	25,811,572	(71,142,404)	(45,330,832)	18,504,214	(160,997,891)	(142,493,677)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	$210,725,982	$(381,149,937)	$(170,423,955)	$375,661,496	$(424,163,019)	$(48,501,523)
TA Barrow Hanley Dividend Focused Initial Class	13,456,258	(42,475,493)	(29,019,235)	7,271,310	(99,243,764)	(91,972,454)
TA Barrow Hanley Dividend Focused Service Class	28,239,471	(23,234,425)	5,005,046	28,042,100	(28,312,034)	(269,934)
TA BlackRock Equity Smart Beta 100 Service Class	24,665,460	(1,563,133)	23,102,327	—	—	—
TA BlackRock Global Allocation Service Class	199,822,270	(147,952,759)	51,869,511	150,074,959	(168,876,868)	(18,801,909)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	59,155,665	(24,317,213)	34,838,452	136,214,051	(10,437,751)	125,776,300
TA BlackRock Global Allocation Managed Risk - Growth Service Class	45,467,475	(25,620,528)	19,846,947	156,260,385	(5,876,988)	150,383,397
TA BlackRock Smart Beta 50 Service Class	44,618,681	(2,357,925)	42,260,756	—	—	—
TA BlackRock Smart Beta 75 Service Class	12,177,322	(712,728)	11,464,594	—	—	—
TA BlackRock Tactical Allocation Service Class	139,679,982	(146,272,966)	(6,592,984)	192,226,037	(162,060,632)	30,165,405
TA Clarion Global Real Estate Securities Initial Class	4,770,168	(9,804,379)	(5,034,211)	7,195,217	(17,726,284)	(10,531,067)
TA Clarion Global Real Estate Securities Service Class	15,554,106	(19,592,006)	(4,037,900)	22,032,698	(22,725,233)	(692,535)
TA International Moderate Growth Initial Class	2,115	(734)	1,381	712	(694)	18
TA International Moderate Growth Service Class	46,164,977	(87,691,198)	(41,526,221)	126,666,088	(68,431,395)	58,234,693
TA Janus Balanced Service Class	177,183,176	(70,823,955)	106,359,221	254,589,601	(35,882,352)	218,707,249
TA Janus Mid-Cap Growth Initial Class	5,272,371	(11,531,023)	(6,258,652)	5,361,977	(30,721,908)	(25,359,931)
TA Janus Mid-Cap Growth Service Class	13,863,427	(16,014,159)	(2,150,732)	17,842,097	(13,888,480)	3,953,617
TA Jennison Growth Initial Class	7,698,925	(27,888,568)	(20,189,643)	11,680,403	(57,885,955)	(46,205,552)
TA Jennison Growth Service Class	23,200,977	(28,169,979)	(4,969,002)	38,232,929	(15,418,804)	22,814,125
TA JPMorgan Core Bond Service Class	87,412,186	(36,057,485)	51,354,701	74,177,200	(37,860,757)	36,316,443
TA JPMorgan Enhanced Index Initial Class	10,385,101	(14,493,210)	(4,108,109)	15,564,612	(30,149,443)	(14,584,831)
TA JPMorgan Enhanced Index Service Class	17,101,303	(8,794,189)	8,307,114	16,404,629	(11,988,475)	4,416,154
TA JPMorgan Mid Cap Value Service Class	57,022,033	(35,715,661)	21,306,372	53,450,485	(40,266,396)	13,184,089
TA JPMorgan Tactical Allocation Service Class	210,438,567	(85,966,116)	124,472,451	345,799,124	(54,429,866)	291,369,258
TA Legg Mason Dynamic Allocation - Balanced Service Class	174,350,460	(102,326,291)	72,024,169	476,970,988	(52,171,384)	424,799,604
TA Legg Mason Dynamic Allocation - Growth Service Class	91,439,069	(93,858,145)	(2,419,076)	295,199,364	(40,281,874)	254,917,490

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Madison Balanced Allocation Service Class	$10,074,472	$(7,637,764)	$2,436,708	$10,848,018	$(4,984,028)	$5,863,990
TA Madison Conservative Allocation Service Class	5,464,541	(8,560,746)	(3,096,205)	10,647,199	(9,685,203)	961,996
TA Madison Diversified Income Service Class	9,468,357	(9,226,249)	242,108	12,797,854	(7,326,662)	5,471,192
TA Managed Risk - Balanced ETF Service Class	412,893,951	(371,162,608)	41,731,343	1,432,244,387	(286,222,333)	1,146,022,054
TA Managed Risk - Conservative ETF Service Class	126,094,830	(103,721,852)	22,372,978	176,559,511	(101,853,850)	74,705,661
TA Managed Risk - Growth ETF Service Class	183,488,838	(400,503,829)	(217,014,991)	510,051,434	(394,525,091)	115,526,343
TA Market Participation Strategy Service Class	33,875,388	(45,897,311)	(12,021,923)	92,881,130	(37,132,409)	55,748,721
TA MFS International Equity Initial Class	6,490,882	(11,171,817)	(4,680,935)	12,548,963	(20,582,593)	(8,033,630)
TA MFS International Equity Service Class	18,223,889	(15,111,152)	3,112,737	35,408,556	(12,876,527)	22,532,029
TA Morgan Stanley Capital Growth Initial Class	7,456,615	(14,813,587)	(7,356,972)	8,296,460	(33,510,025)	(25,213,565)
TA Morgan Stanley Capital Growth Service Class	17,294,161	(15,320,277)	1,973,884	26,952,411	(12,019,182)	14,933,229
TA Multi-Managed Balanced Initial Class	12,785,644	(9,900,610)	2,885,034	17,383,761	(18,540,861)	(1,157,100)
TA Multi-Managed Balanced Service Class	567,124,285	(45,268,051)	521,856,234	134,043,594	(52,729,775)	81,313,819
TA Multi-Manager Alternative Strategies Service Class	242,550	(418,436)	(175,886)	981,560	(133,101)	848,459
TA PIMCO Tactical - Balanced Service Class	64,517,391	(48,576,481)	15,940,910	105,336,879	(43,193,378)	62,143,501
TA PIMCO Tactical - Conservative Service Class	66,357,295	(24,261,279)	42,096,016	120,176,789	(21,164,029)	99,012,760
TA PIMCO Tactical - Growth Service Class	70,321,227	(35,494,192)	34,827,035	152,748,106	(21,943,100)	130,805,006
TA PIMCO Total Return Initial Class	25,341,461	(39,256,364)	(13,914,903)	30,262,269	(82,033,931)	(51,771,662)
TA PIMCO Total Return Service Class	108,085,761	(123,880,043)	(15,794,282)	114,663,894	(133,552,210)	(18,888,316)
TA PineBridge Inflation Opportunities Service Class	44,051,179	(50,651,923)	(6,600,744)	32,381,221	(28,536,010)	3,845,211
TA ProFunds UltraBear Service Class (OAM)	58,145,177	(40,010,998)	18,134,179	31,161,320	(11,591,120)	19,570,200
TA QS Investors Active Asset Allocation - Conservative Service Class	43,554,540	(57,194,103)	(13,639,563)	101,083,668	(64,813,220)	36,270,448
TA QS Investors Active Asset Allocation - Moderate Service Class	38,093,100	(139,643,708)	(101,550,608)	168,202,683	(126,315,140)	41,887,543
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	38,457,289	(97,257,344)	(58,800,055)	154,099,842	(102,673,057)	51,426,785
TA Small/Mid Cap Value Initial Class	2,380,933	(17,828,894)	(15,447,961)	926,676	(28,800,981)	(27,874,305)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	$25,805,765	$(18,772,598)	$7,033,167	$18,619,175	$(17,156,949)	$1,462,226
TA T. Rowe Price Small Cap Initial Class	12,421,822	(18,025,678)	(5,603,856)	14,837,053	(35,045,275)	(20,208,222)
TA T. Rowe Price Small Cap Service Class	39,755,899	(30,486,576)	9,269,323	52,103,983	(26,980,857)	25,123,126
TA Torray Concentrated Growth Initial Class	4,145,727	(20,676,658)	(16,530,931)	4,671,432	(41,320,487)	(36,649,055)
TA Torray Concentrated Growth Service Class	5,967,912	(7,793,461)	(1,825,549)	7,075,189	(9,157,001)	(2,081,812)
TA TS&W International Equity Initial Class	6,916,000	(11,128,086)	(4,212,086)	8,998,255	(20,306,583)	(11,308,328)
TA TS&W International Equity Service Class	9,555,073	(11,349,653)	(1,794,580)	15,374,497	(7,802,620)	7,571,877
TA WMC US Growth Initial Class	14,451,763	(38,298,431)	(23,846,668)	9,071,647	(68,370,340)	(59,298,693)
TA WMC US Growth Service Class	18,622,658	(18,021,387)	601,271	31,947,154	(15,950,196)	15,996,958
Vanguard® Equity Index	324,385	(472,685)	(148,300)	1,182,922	(277,698)	905,224
Vanguard® International	147,782	(115,724)	32,058	1,143,115	(355,115)	788,000
Vanguard® Mid-Cap Index	69,512	(198,718)	(129,206)	619,165	(135,276)	483,889
Vanguard® REIT Index	45,917	(64,909)	(18,992)	93,721	(63,912)	29,809
Vanguard® Short-Term Investment Grade	217,258	(459,779)	(242,521)	1,653,362	(222,113)	1,431,249
Vanguard® Total Bond Market Index	111,343	(285,834)	(174,491)	1,004,123	(198,190)	805,933
Voya Global Perspectives Class S Shares	515	(219)	296	15,178	1	15,179
Voya Large Cap Value Class S Shares	862	1	863	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	50,848	(54,286)	(3,438)	92,864	(6,551)	86,313
Wanger USA	1,329	(116,170)	(114,841)	218,105	(132,764)	85,341

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2016	44,034,478	$12.01	to	$1.63	$94,083,857	1.82%	0.65%	to	2.65%	3.77%	to	1.75%
12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42	to	4.34
12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
12/31/2012	47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
AB Growth and Income Class B Shares
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
12/31/2012	77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
AB Large Cap Growth Class B Shares
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	—	0.30	to	2.30	2.05	to	0.06
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52	to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
12/31/2012	30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
American Funds - Asset Allocation Class 2 Shares
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
12/31/2012	169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
American Funds - Bond Class 2 Shares
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
12/31/2012	84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
American Funds - Growth Class 2 Shares
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
12/31/2012	50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
American Funds - Growth-Income Class 2 Shares
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
12/31/2012	36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
American Funds - International Class 2 Shares
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
12/31/2012	40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2016	8,011,814	$2.21	to	$2.40	$22,069,925	1.52%	1.25%	to	2.30%	16.73%	to	15.54%
12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
BlackRock Global Allocation V.I. Class I Shares
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
BlackRock High Yield V.I. Class I Shares
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
Catalyst Dividend Capture VA
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
12/31/2012	2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
Catalyst Insider Buying VA
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
12/31/2012	3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
Fidelity® VIP Balanced Service Class 2
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
Fidelity® VIP Contrafund® Initial Class
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
Fidelity® VIP Contrafund® Service Class 2
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
Fidelity® VIP Equity-Income Initial Class
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Equity-Income Service Class 2
12/31/2016	27,073,880	$1.90	to	$1.25	$49,230,256	2.09%	0.30%	to	2.30%	17.36%	to	15.07%
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
Fidelity® VIP Growth Initial Class
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
Fidelity® VIP Growth Service Class 2
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	—	0.30	to	2.30	0.25	to	(1.71)
12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
Fidelity® VIP Mid Cap Initial Class
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
Fidelity® VIP Mid Cap Service Class 2
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
Fidelity® VIP Value Strategies Initial Class
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
Fidelity® VIP Value Strategies Service Class 2
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
Franklin Founding Funds Allocation Class 4 Shares
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55
12/31/2012	103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Income Class 2 Shares
12/31/2016	61,395,564	$1.39	to	$1.23	$83,312,836	5.07%	1.00%	to	2.30%	12.90%	to	11.47%
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
Franklin Mutual Shares Class 2 Shares
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
Franklin Templeton Foreign Class 2 Shares
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77
12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
Invesco V.I. American Franchise Series II Shares
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	—	0.30	to	2.30	1.71	to	(0.27)
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
12/31/2012(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2016	13,110,788	1.48	to	1.04	18,332,307	0.08	0.30	to	2.30	17.57	to	15.28
12/31/2015	15,432,956	1.26	to	0.90	18,566,395	2.13	0.30	to	2.30	(10.92)	to	(12.67)
12/31/2014	20,414,876	1.41	to	1.04	27,970,466	1.15	0.30	to	2.30	6.07	to	3.99
12/31/2013	22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
12/31/2012	25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
Janus Aspen - Enterprise Service Shares
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
12/31/2012	19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
Janus Aspen - Global Research Service Shares
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
12/31/2012	49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
12/31/2013	1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
12/31/2012	2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® New Discovery Service Class
12/31/2016	20,116,052	$2.28	to	$1.60	$41,335,561	—%	0.30%	to	2.30%	8.47%	to	6.36%
12/31/2015	23,490,980	2.10	to	1.50	45,033,655	—	0.30	to	2.30	(2.44)	to	(4.35)
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
12/31/2013	36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
12/31/2012	43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
MFS® Total Return Service Class
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
12/31/2013	51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07
12/31/2012	57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
NVIT Emerging Markets Class D Shares
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	—	to	—
State Street Total Return V.I.S. Class 3 Shares
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
12/31/2012	38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
TA AB Dynamic Allocation Initial Class
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
TA AB Dynamic Allocation Service Class
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
TA Aegon Government Money Market Initial Class
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2013	115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
12/31/2012	124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
TA Aegon Government Money Market Service Class
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2013	233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2012	280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
TA Aegon High Yield Bond Initial Class
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
12/31/2013	59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
12/31/2012	67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2016	44,271,533	$11.15	to	$1.49	$155,587,458	5.98%	0.90%	to	2.30%	13.97%	to	12.42%
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
12/31/2013	62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
12/31/2012	57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
TA Aegon U.S. Government Securities Initial Class
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
TA Aegon U.S. Government Securities Service Class
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
TA American Funds Managed Risk - Balanced Service Class
12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87
12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	—	0.45	to	2.45	—	to	—
TA Asset Allocation - Conservative Initial Class
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
TA Asset Allocation - Conservative Service Class
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
TA Asset Allocation - Growth Initial Class
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
TA Asset Allocation - Growth Service Class
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
TA Asset Allocation - Moderate Initial Class
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Moderate Service Class
12/31/2016	1,901,152,605	$11.17	to	$1.14	$4,884,558,926	1.96%	0.45%	to	2.45%	4.78%	to	2.74%
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
12/31/2012	2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
TA Asset Allocation - Moderate Growth Initial Class
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41
12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
12/31/2012	451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
TA Asset Allocation - Moderate Growth Service Class
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
12/31/2012	2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
TA Barrow Hanley Dividend Focused Initial Class
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
12/31/2012	262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
TA Barrow Hanley Dividend Focused Service Class
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
12/31/2012	66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
12/31/2012	846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 50 Service Class
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	—	0.45	to	2.45	—	to	—

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Tactical Allocation Service Class
12/31/2016	544,782,967	$11.55	to	$1.34	$1,444,210,976	2.31%	0.45%	to	2.30%	4.44%	to	2.56%
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
12/31/2012	497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
TA Clarion Global Real Estate Securities Initial Class
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
12/31/2012	26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
TA Clarion Global Real Estate Securities Service Class
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
12/31/2012	39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
TA International Moderate Growth Initial Class
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77
12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
12/31/2012	69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
TA International Moderate Growth Service Class
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
12/31/2012	435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
TA Janus Balanced Service Class
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
12/31/2012	79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
TA Janus Mid-Cap Growth Initial Class
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	—	0.30	to	2.05	(2.34)	to	(4.01)
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
12/31/2012	80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
TA Janus Mid-Cap Growth Service Class
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	—	0.90	to	2.30	(3.18)	to	(4.49)
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
12/31/2012	29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
TA Jennison Growth Initial Class
12/31/2016	95,799,898	2.23	to	1.95	165,555,512	—	0.30	to	2.05	(1.94)	to	(3.62)
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94
12/31/2012	157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Jennison Growth Service Class
12/31/2016	23,846,550	$14.68	to	$1.60	$88,426,137	—%	0.90%	to	2.30%	(2.78)%	to	(4.10)%
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
12/31/2012	27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
TA JPMorgan Core Bond Service Class
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
12/31/2011(1)	72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
TA JPMorgan Enhanced Index Initial Class
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
12/31/2012	52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
TA JPMorgan Enhanced Index Service Class
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
12/31/2012	5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
TA JPMorgan Mid Cap Value Service Class
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
12/31/2012	31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
TA JPMorgan Tactical Allocation Service Class
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86
12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
12/31/2012	283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
12/31/2012(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
12/31/2012(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2016	41,735,960	11.31	to	1.19	105,012,541	1.84	1.15	to	1.90	4.05	to	3.28
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
12/31/2012	28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Madison Conservative Allocation Service Class
12/31/2016	34,682,524	$10.62	to	$1.10	$73,017,096	2.05%	1.15%	to	1.90%	2.90%	to	2.14%
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
12/31/2012	34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
TA Madison Diversified Income Service Class
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
12/31/2012	44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
TA Managed Risk - Balanced ETF Service Class
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
12/31/2012	1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
TA Managed Risk - Conservative ETF Service Class
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
12/31/2012	317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
TA Managed Risk - Growth ETF Service Class
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
12/31/2012	976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
TA Market Participation Strategy Service Class
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07
12/31/2015	117,968,861	11.35	to	1.11	452,767,371	—	0.45	to	2.05	(3.68)	to	(5.19)
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
12/31/2012(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—
TA MFS International Equity Initial Class
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
12/31/2012	56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
TA MFS International Equity Service Class
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
12/31/2012	21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
TA Morgan Stanley Capital Growth Initial Class
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	—	0.30	to	2.05	(2.56)	to	(4.22)
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
12/31/2012	70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Morgan Stanley Capital Growth Service Class
12/31/2016	13,431,257	$15.30	to	$1.54	$53,195,806	—%	0.90%	to	2.30%	(3.37)%	to	(4.69)%
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
12/31/2012	10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
TA Multi-Managed Balanced Initial Class
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
12/31/2012	26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
TA Multi-Managed Balanced Service Class
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
12/31/2012	110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
TA Multi-Manager Alternative Strategies Service Class
12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35
12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
12/31/2012	72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
TA PIMCO Tactical - Conservative Service Class
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
12/31/2012	46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
TA PIMCO Tactical - Growth Service Class
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	—	0.45	to	2.30	4.40	to	2.52
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
12/31/2012	38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
TA PIMCO Total Return Initial Class
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
12/31/2012	235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
TA PIMCO Total Return Service Class
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
12/31/2012	659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PineBridge Inflation Opportunities Service Class
12/31/2016	101,867,579	$9.21	to	$0.95	$175,347,485	0.58%	0.45%	to	2.30%	3.34%	to	1.47%
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
12/31/2012	138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
TA ProFunds UltraBear Service Class (OAM)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	—	0.45	to	2.00	(23.94)	to	(25.08)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
12/31/2012	408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
12/31/2012	224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)
12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
12/31/2013	532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
12/31/2012	282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
12/31/2012	179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
TA Small/Mid Cap Value Initial Class
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
12/31/2012	45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
TA Small/Mid Cap Value Service Class
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
12/31/2012	38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
TA T. Rowe Price Small Cap Initial Class
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	—	0.30	to	2.05	10.89	to	8.99
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
12/31/2012	65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
TA T. Rowe Price Small Cap Service Class
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	—	0.90	to	2.30	10.01	to	8.51
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
12/31/2012	34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Torray Concentrated Growth Initial Class
12/31/2016	45,742,580	$2.20	to	$2.08	$141,507,483	0.48%	0.30%	to	2.05%	6.42%	to	4.60%
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
12/31/2012	77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
TA Torray Concentrated Growth Service Class
12/31/2016	11,214,378	13.35	to	1.45	32,531,628	0.14	0.90	to	2.30	5.52	to	4.09
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
12/31/2012	15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
TA TS&W International Equity Initial Class
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
12/31/2012	54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
TA TS&W International Equity Service Class
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)
12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
12/31/2012	11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
TA WMC US Growth Initial Class
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
12/31/2012	256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
TA WMC US Growth Service Class
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
Vanguard® Equity Index
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
Vanguard® International
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
Vanguard® Mid-Cap Index
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® REIT Index
12/31/2016	136,899	$1.54	to	$1.58	$358,742	2.67%	0.30%	to	1.00%	8.03%	to	7.28%
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
Vanguard® Short-Term Investment Grade
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70
12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
Vanguard® Total Bond Market Index
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
Voya Global Perspectives Class S Shares
12/31/2016	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
Wanger USA
12/31/2016	67,832	1.85	to	1.82	177,312	—	0.30	to	0.80	13.35	to	12.78
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69
12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

4. Financial Highlights (continued)

**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
Vanguard® Equity Index	0.20%
Vanguard® International	0.20%
Vanguard® Mid-Cap Index	0.20%
Vanguard® REIT Index	0.20%
Vanguard® Short-Term Investment Grade	0.20%
Vanguard® Total Bond Market Index	0.20%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

71